UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-04782

HSBC FUNDS
(Exact name of registrant as specified in charter)

452 FIFTH AVENUE
NEW YORK, NY 10018
(Address of principal executive offices) (Zip code)

CITI FUND SERVICES
3435 STELZER ROAD
COLUMBUS, OH 43219
(Name and address of agent for service)

Registrant’s telephone number, including area code: 1-800-782-8183

Date of fiscal year end: October 31

Date of reporting period: April 30, 2015

Item 1. Reports to Stockholders.

HSBC Global Asset Management (USA) Inc.

HSBC Funds
Semi-Annual Report
April 30, 2015

MONEY MARKET FUNDS	Class A	Class B	Class C	Class D	Class E	Class I	Class Y
HSBC Prime Money Market Fund	REAXX	—	HMMXX	HIMXX	HMEXX	HSIXX	RMYXX
HSBC U.S. Government Money Market Fund	FTRXX	HUBXX	HUMXX	HGDXX	HGEXX	HGIXX	RGYXX
HSBC U.S. Treasury Money Market Fund	HWAXX	—	HUCXX	HTDXX	HTEXX	HBIXX	HTYXX

HSBC Family of Funds
Semi-Annual Report - April 30, 2015

Glossary of Terms
Commentary From the Investment Manager	3
Portfolio Reviews	4
Portfolio Composition	7

Schedules of Portfolio Investments
HSBC Prime Money Market Fund	8
HSBC U.S. Government Money Market Fund	10
HSBC U.S. Treasury Money Market Fund	12
Statements of Assets and Liabilities	13
Statements of Operations	14
Statements of Changes in Net Assets	15
Financial Highlights	19
Notes to Financial Statements	25
Investment Advisor Contract Approval	34
Table of Shareholder Expenses	38
Other Information	40

Glossary of Terms

Barclays U.S. Aggregate Bond Index is an unmanaged index generally representative of investment-grade, USD-denominated, fixed-rate debt issues, taxable bond market, including Treasuries, government-related and corporate securities, asset-backed, mortgage-backed and commercial mortgage-backed securities, with maturities of at least one year.

Barclays U.S. Corporate High-Yield Bond Index is an unmanaged index that measures the non-investment grade, USD-denominated, fixed-rate, taxable corporate bond market. Securities are classified as high-yield if the middle rating of Moody’s, Fitch, and S&P is Ba1/BB+/BB+ or below. The index excludes emerging markets debt.

Gross Domestic Product (“GDP”) measures the market value of the goods and services produced by labor and property in the United States.

Lipper Money Market Funds Average is an equally weighted average of mutual funds that invest in high-quality financial instruments rated in the top two grades with dollar-weighted average maturities of less than 90 days. These funds intend to keep a constant net asset value.

Lipper U.S. Government Money Market Funds Average is an equally weighted average of mutual funds that invest principally in financial instruments issued or guaranteed by the U.S. government, its agencies, or its instrumentalities, with dollar-weighted average maturities of less than 90 days. These funds intend to keep a constant net asset value.

Lipper U.S. Treasury Money Market Funds Average is an equally weighted average of mutual funds that invest principally in U.S. Treasury obligations with dollar-weighted average maturities of less than 90 days. These funds intend to keep a constant net asset value.

MSCI Europe Australasia and Far East (“MSCI EAFE”) Index is an unmanaged equity index which captures large and mid cap representation across Developed Markets countries: Australia, Austria, Belgium, Denmark, Finland, France, Germany, Hong Kong, Ireland, Israel, Italy, Japan, the Netherlands, New Zealand, Norway, Portugal, Singapore, Spain, Sweden, Switzerland and the UK (excluding the U.S. and Canada).

MSCI Emerging Markets (“MSCI EM”) Index is an unmanaged index that captures large and mid cap representation across 23 Emerging Markets (EM) countries: Brazil, Chile, China, Colombia, Czech Republic, Egypt, Greece, Hungary, India, Indonesia, Korea, Malaysia, Mexico, Peru, Philippines, Poland, Qatar, Russia, South Africa, Taiwan, Thailand, Turkey and United Arab Emirates.

Russell 2000® Index is an unmanaged index that measures the performance of the small-cap segment of the U.S. equity universe. The Russell 2000® Index is a subset of the Russell 3000® Index representing approximately 10% of the total market capitalization of that index. It includes approximately 2000 of the smallest securities based on a combination of their market cap and current index membership.

Standard & Poor’s 500 (“S&P 500”) Index is an unmanaged index that is widely regarded as a gauge of the U.S. equities market. This index includes 500 leading companies in leading industries of the U.S. economy. The S&P 500 Index focuses on the large-cap segment of the market, with approximately 80% coverage of U.S. equities.

Lipper is an independent mutual fund performance monitor whose results are based on total return and do not reflect a sales charge.

Securities indices assume reinvestment of all distributions and interest payments and do not take in account brokerage fees or expenses. Securities in the Funds do not match those in the indices and performance of the Funds will differ. Investors cannot invest directly in an index.

2       HSBC FAMILY OF FUNDS

Commentary From the Investment Manager
HSBC Global Asset Management (USA) Inc.

U.S. Economic Review

The global economy grew modestly over the six-month period between November 1, 2014 and April 30, 2015. Signs of recovery emerged in many economies that had been suffering from ongoing weaknesses. However, new challenges arose for many economies in the form of low commodity prices, a strong U.S. dollar, and the prospect of increased interest rates in the U.S.

U.S. economic growth declined significantly over the period, slowed by a harsh winter and disappointing economic data. A strong dollar also caused headwinds for U.S. exports. Economic indicators over the period pointed to slowing manufacturing output, declining business spending and falling corporate profits. Some bright spots remained, however, in the form of a robust housing market, strong consumer spending, rising personal incomes and low inflation.

The U.S. labor market showed significant strength over the period. The unemployment rate fell from 5.8% to 5.4%, and the long-term unemployment rate which, has hampered the labor market recovery, declined. Some upward pressure on wages emerged as well, in part from announcements by major employers such as McDonald’s and Wal-Mart of wage hikes for low-earning employees.

A recovery in the eurozone continued to gain momentum over the period. Economic growth picked up slightly in the region, driven in part by rising consumer confidence and a robust stimulus program from the European Central Bank. The Japanese economy also rebounded from a 2014 recession with modest U.S. gross domestic product1 (GDP) growth.

A steep drop in the price of oil and other commodities was a major factor affecting the global economy during the period. This development hurt emerging economies that are heavily dependent on exporting those commodities and generally benefited commodity-importing economies. A strong U.S. dollar also created a challenging environment for countries holding high levels of debt denominated in the U.S. dollar.

The Chinese economy, which experienced a rather sharp downturn in 2014, showed some signs of stabilization. China saw its weakest pace of economic growth in six years in the first quarter of 2015 despite a far-reaching stimulus program. However, the housing market—an area of critical weakness—improved moderately while industrial output ticked upwards. Moreover, Chinese economic growth did not slow as dramatically as many analysts had predicted.

Geopolitical issues in Ukraine and the Middle East also created economic uncertainties that weighed on investor sentiment. The Russian economy ground to a halt over the period, delivering 0% economic growth due in large part to Western trade sanctions and falling commodity prices. Nonetheless, Russian stocks did see a rally in the first quarter of 2015 after declining in the first half of the period.

Anticipation regarding the Federal Reserve’s (the Fed) plan to raise interest rates (now expected in the fall of 2015) was a significant factor throughout the period. Fed officials remained reluctant to hike rates until the labor market showed more improvement even as they continued to suggest that increases could occur in 2015. Fed Chair Janet Yellen has said that initial increases will be small and gradual.

GDP grew at a rate of 2.2% in the fourth quarter of 2014. A preliminary estimate puts GDP growth at 0.2% for the first quarter of 2015.

Market Review

U.S. equities rose modestly over the six-month period. Early in the period, the strengthening U.S. dollar lowered earnings expectations for many multinational firms while sinking oil prices dealt a powerful blow to several sectors of the stock market. These dynamics changed somewhat in April as oil prices began to recover and the U.S. dollar lost ground to several major global currencies. Stocks in Europe, Japan, and China performed well over the period and economic challenges in these economies appeared to diminish, partly due to stimulus efforts by central banks.

The S&P 500 Index1 of large company stocks returned 4.40% for the six months through April 2015. The Russell 2000® Index1 of small company stocks returned 4.65%. Emerging markets generally outperformed developed economies, due in part to a robust rally in the final months of the period that was buoyed by a recovery in oil prices. News that the European Central Bank would pursue a quantitative easing program and expectations that the Fed would push back the timing of its interest rate hikes also helped to support the rally. The MSCI EM Index1 ended the period up 4.04% while the MSCI EAFE Index1 of international stocks in developed markets returned 7.06% for the period.

Fixed income securities generally performed well over the period. U.S. bonds benefited from assurances by the Fed that interest rate increases would occur gradually. Quantitative easing programs outside the U.S. pushed down government bond yields significantly in developing economies. Yields on U.S. long-term bonds remained relatively high.

The Barclays U.S. Aggregate Bond Index1, which tracks the broad investment grade fixed income market, returned 2.06% for the six months through April 2015, while the Barclays U.S. Corporate High-Yield Bond Index1 returned 1.51%. Fixed income markets in Europe and Japan generated modest returns, while emerging markets debt lost ground.

1      For additional information, please refer to the Glossary of Terms.

HSBC FAMILY OF FUNDS       3

Portfolio Reviews (Unaudited)

HSBC Prime Money Market Fund (Class A Shares, Class C Shares, Class D Shares, Class I Shares and Class Y Shares) by John Chiodi Senior Portfolio Manager	Moody’s and Standard & Poor’s have assigned an “Aaa-mf” and “AAAm” rating to the HSBC Prime Money Market Fund.[1]

Investment Concerns

An investment in the Fund is not insured or guaranteed by the FDIC or any other government agency. Although the Fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the Fund.

For a complete description of these and other risks associated with investment in a mutual fund, please refer to the Fund’s prospectus.

Portfolio Performance

Yields on money market securities remained near their historic low levels throughout the six-month period ended April 30, 2015, despite indications that the Federal Reserve Board (the “Fed”) was moving closer to raising short-term interest rates for the first time since 2006.

As the period began, many investors believed that the Fed would begin raising rates as early as the first quarter of 2015, due to improving labor conditions that suggested the economic recovery had momentum. Due to mixed economic data as well as continued low inflation and falling oil prices, however, many investors believed that the Fed may hold off on boosting rates until at least the third quarter of 2015.

The Fund’s holdings were influenced by the shifting views on when the Fed was likely to act. For most of the period, we avoided fixed-rate instruments with maturities beyond mid-July, based on the premise that the Fed may potentially raise rates around that time, which would hurt longer-term securities. As it became clear that rates would not rise on that timeline, we added positions in money market instruments with maturities in August and early September, which offered relatively attractive yields.†

The Fund also favored floating rate securities, which can offer protection in a rising-rate environment. The addition of these securities to the portfolio helped to shorten the Fund’s weighted average maturity and establish a more defensive position in preparation for potentially higher rates.†

In addition, supply and demand factors influenced the Fund’s yield during the period. A growing number of banks and other issuers of money market securities began complying with new liquidity rules that require issuers to increase their supply of long-term securities and issue fewer short-term securities. As a result, the supply of short-term issues continued to decline, pushing down yields on such securities.†

†     Portfolio composition is subject to change.

				Average Annual				Expense
Fund Performance				Total Return (%)			Yield (%)[2]	Ratio (%)[3]
	Inception	Six	1	5	10	Since	7-Day
As of April 30, 2015	Date	Months*	Year	Year	Year	Inception	Average	Gross	Net
Class A	11/13/98	0.01	0.03	0.01	1.33	1.89	0.03	0.69	0.69
Class C4	3/23/01	—	—	—	—	1.10	—	1.29	1.29
Class D	4/1/99	0.01	0.03	0.01	1.39	1.92	0.03	0.54	0.54
Class I	1/9/02	0.03	0.06	0.10	1.60	1.57	0.08	0.19	0.19
Class Y	11/12/98	0.01	0.03	0.03	1.51	2.15	0.03	0.29	0.29
Lipper Money Market
Funds Average[5]	—	0.01	0.01	0.02	1.30	1.85[6]	N/A	N/A	N/A

Past performance does not guarantee future results. The performance data quoted represents past performance and current returns may be lower or higher. Total return figures include change in share price, reinvestment of dividends and capital gains and do not reflect taxes that a shareholder would pay on Fund distributions or on the redemption of Fund shares. Investment return and principal value will fluctuate so that an investor’s shares, when redeemed may be worth more or less than the original cost. To obtain performance information current to the most recent month end, please call 1-800-782-8183.

The performance above reflects any fee waivers that have been in effect during the applicable periods, as well as any expense reimbursements that have periodically been made. Absent such waivers and reimbursements, returns would have been lower.

Certain returns shown include monies received by the Fund in respect of a one-time payment in respect of a class action settlement and a one-time reimbursement from HSBC Global Asset Management (USA) Inc. related to past marketing arrangements. As a result, the Fund’s total returns for those periods were higher than they would have been had the Fund not received the payments.

*	Aggregate total return.
1	The “Aaa-mf” and “AAAm” money market fund rating is historical and reflects Moody’s and Standard & Poor’s opinion as to the quality of the Fund’s investments, liquidity management, and operations and trading support. Periodic reviews are conducted to ensure a secure operations environment. Moody’s and Standard & Poor’s ratings represent an opinion only, not a recommendation to buy or sell. Obligations rated A-1+, A-1 or P-1 are rated in the highest short-term rating category by Standard & Poor’s (A-1+ or A-1) or Moody’s Investor Service (P-1). The obligor’s capacity to meet its financial commitments on these obligations is regarded to be “extremely strong” (A-1+), “strong” (A-1) or “superior” (P-1).
2	The seven-day yield quotation more closely reflects the current earnings of the money market fund than the total return quotation. The seven-day yield reflects voluntary fee waivers/expense reimbursements. Without the voluntary fee waivers/expense reimbursements, the yields would have been -0.45%, -0.30%, 0.05% and -0.05% for Class A Shares, Class D Shares, Class I Shares and Class Y Shares, respectively.
3	Reflects the expense ratio as reported in the prospectus dated February 27, 2015. Additional information pertaining to the April 30, 2015 expense ratios can be found in the financial highlights.
4	Reflects the applicable contingent deferred sales charge, maximum of 1.00%. Class C Shares were operational during a portion of the periods presented. Amounts reflect performance for the period of time the Class had operations, which was 201 and 213 days for the fiscal years ended October 31, 2001 and October 31, 2014, respectively. The Class was operational during the entire fiscal years from October 31, 2002 through 2013. The Class was not operational during the entire six-months ended April 30, 2015.
5	For additional information, please refer to the Glossary of Terms.
6	Return for the period October 31, 1998 to April 30, 2015.

4       HSBC FAMILY OF FUNDS

Portfolio Reviews (Unaudited)

HSBC U.S. Government Money Market Fund (Class A Shares, Class B Shares, Class C Shares, Class D Shares, Class I Shares and Class Y Shares) by John Chiodi Senior Portfolio Manager	Moody’s and Standard & Poor’s have assigned an “Aaa-mf” and “AAAm” rating to the HSBC U.S. Government Money Market Fund.[1]

Investment Concerns

An investment in the Fund is not insured or guaranteed by the FDIC or any other government agency. Although the Fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the Fund.

For a complete description of these and other risks associated with investment in a mutual fund, please refer to the Fund’s prospectus.

Portfolio Performance

Yields on U.S. government money market securities remained relatively low during the six months ended April 30, 2015.

Early in the period, it appeared that the Federal Reserve Board (the “Fed”) would raise a key short-term interest rate sometime during the first quarter of 2015, based on signs of stronger than expected economic growth. However, mixed economic signals later in the period along with continued falling oil prices and low inflation caused the Fed to hold off on raising rates. As the period progressed, many investors increasingly believed that the Fed may wait until the third quarter of 2015 to raise rates.

The Fund’s strategy during the period was to invest in a mix of very short-term securities that helped to ensure adequate liquidity and longer-term issues that offered relatively attractive yields. On the short end, we favored repurchase agreements with maturities of one week or less. On the long end, we invested in floating rate securities with yields that reset periodically, which can offer some protection when interest rates rise. We sought to avoid fixed-rate instruments that mature after September 2015. Such securities were not attractive based on the possibility that the Fed may start tightening monetary policy by raising rates around that time.†

†     Portfolio composition is subject to change.

				Average Annual				Expense
Fund Performance				Total Return (%)			Yield (%)[2]	Ratio (%)[3]
	Inception	Six	1	5	10	Since	7-Day
As of April 30, 2015	Date	Months*	Year	Year	Year	Inception	Average	Gross	Net
Class A	5/3/90	0.01	0.03	0.02	1.24	2.76	0.03	0.69	0.69
Class B4	9/11/98	-3.99	-3.97	0.02	1.20	1.60	0.03	1.29	1.29
Class C5	11/20/06	—	—	—	—	1.39	—	1.29	1.29
Class D	4/1/99	0.01	0.03	0.02	1.30	1.79	0.03	0.54	0.54
Class I6	12/24/03	0.01	0.03	0.03	—	1.15	0.03	0.19	0.19
Class Y	7/1/96	0.01	0.03	0.02	1.40	2.40	0.03	0.29	0.29
Lipper U.S. Government
Money Market Funds Average[7]	—	0.01	0.01	0.01	1.25	2.79 [8]	N/A	N/A	N/A

Past performance does not guarantee future results. The performance data quoted represents past performance and current returns may be lower or higher. Total return figures include change in share price, reinvestment of dividends and capital gains and do not reflect taxes that a shareholder would pay on Fund distributions or on the redemption of Fund shares. Investment return and principal value will fluctuate so that an investor’s shares, when redeemed may be worth more or less than the original cost. To obtain performance information current to the most recent month end, please call 1-800-782-8183.

The performance above reflects any fee waivers that have been in effect during the applicable periods, as well as any expense reimbursements that have periodically been made. Absent such waivers and reimbursements, returns would have been lower.

Certain returns shown include monies received by the Fund in respect of a one-time payment in respect of a class action settlement and a one-time reimbursement from HSBC Global Asset Management (USA) Inc. related to past marketing arrangements. As a result, the Fund’s total returns for those periods were higher than they would have been had the Fund not received the payments.

*	Aggregate total return.
1	The “Aaa-mf ” and “AAAm” money market fund rating is historical and reflects Moody’s and Standard & Poor’s opinion as to the quality of the Fund’s investments, liquidity management, and operations and trading support. Periodic reviews are conducted to ensure a secure operations environment. Moody’s and Standard & Poor’s ratings represent an opinion only, not a recommendation to buy or sell. Obligations rated A-1+, A-1 or P-1 are rated in the highest short-term rating category by Standard & Poor’s (A-1+ or A-1) or Moody’s Investor Service (P-1). The obligor’s capacity to meet its financial commitments on these obligations is regarded to be “extremely strong” (A-1+), “strong” (A-1) or “superior” (P-1).
2	The seven-day yield quotation more closely reflects the current earnings of the money market fund than the total return quotation. The seven-day yield reflects voluntary fee waivers/expense reimbursements. Without the voluntary fee waivers/expense reimbursements, the yields would have been -0.57%, -1.17%, -0.42%, -0.07% and -0.17% for Class A Shares, Class B Shares, Class D Shares, Class I Shares and Class Y Shares, respectively.
3	Reflects the expense ratio as reported in the prospectus dated February 27, 2015. Additional information pertaining to the April 30, 2015 expense ratios can be found in the financial highlights.
4	Reflects the applicable contingent deferred sales charge, maximum of 4.00%.
5	Reflects the applicable contingent deferred sales charge, maximum of 1.00%. Class C Shares were operational during a portion of the periods presented. Amounts reflect performance for the period of time the Class had operations, which was 346, 362 and 351 days during the years ended October 31, 2006, 2009 and 2010, respectively. The Class was not operational during the entire fiscal years ended October 31, 2007, 2008, 2011, 2012, 2013, 2014 and the entire six-months ended April 30, 2015.
6	Class I Shares were operational during a portion of the periods presented. Amounts reflect performance for the period of time the Class had operations, which was 10, 89, 136 and 357 days during the years ended October 31, 2004, 2005, 2006 and 2007, respectively. The Class was operational during the entire years ended October 31, 2008 through 2014 and the entire six-months ended April 30, 2015.
7	For additional information, please refer to the Glossary of Terms.
8	Return for the period April 30, 1990 to April 30, 2015.

HSBC FAMILY OF FUNDS       5

Portfolio Reviews (Unaudited)

HSBC U.S. Treasury Money Market Fund (Class A Shares, Class C Shares, Class D Shares, Class I Shares and Class Y Shares) by John Chiodi Senior Portfolio Manager	Moody’s and Standard & Poor’s have assigned an “Aaa-mf” and “AAAm” rating to the HSBC U.S. Treasury Money Market Fund.[1]

Investment Concerns

An investment in the Fund is not insured or guaranteed by the FDIC or any other government agency. Although the Fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the Fund. The Fund’s income may be subject to the federal alternative minimum tax and to certain state and local taxes.

For a complete description of these and other risks associated with investment in a mutual fund, please refer to the Fund’s prospectus.

Portfolio Performance

During the six-month period ended April 30, 2015, the Federal Reserve Board (the “Fed”) maintained the target federal funds rate (a short-term interest rate that significantly influences Treasury bill yields) between 0.00% and 0.25%. In that environment, yields on Treasury bills remained at historically low levels.

Yields also remained low due to supply and demand factors. For example, typically there is an increase in the supply of short-term cash management Treasury bills around the April federal tax deadline. During the period, however, the Fed had a large enough surplus that it did not need to issue these bills. As a result, the low supply of Treasury bills coupled with strong investor demand kept yields at depressed levels.

Although the status quo was maintained, there was much speculation during the period about whether the Fed would begin raising rates. Relatively strong economic growth early in the period prompted many investors to predict that the Fed would raise rates in the first quarter of 2015. However, conflicting economic data, falling oil prices, and low inflation later in the period caused the Fed to hold steady on rates. By the end of the period, most investors believed the Fed would not raise rates until the third quarter of this year.

We implemented a barbell strategy, in which the Fund’s portfolio consisted mainly of very short-term bonds (with maturities of one month or less) and bonds with longer maturities. Such an approach helped maintain liquidity while capturing the additional yield available from longer-term issues. We favored investing in floating-rate Treasury notes, a relatively new investment with a two-year maturity. These relatively long-term notes helped to boost the Fund’s yield.†

†     Portfolio composition is subject to change.

				Average Annual				Expense
Fund Performance				Total Return (%)			Yield (%)[2]	Ratio (%)[3]
	Inception	Six	1	5	10	Since	7-Day
As of April 30, 2015	Date	Months*	Year	Year	Year	Inception	Average	Gross	Net
Class A4	5/24/01	—	—	—	—	1.08	—	0.69	0.69
Class C5	12/24/03	—	—	—	—	0.04	—	1.29	1.29
Class D	5/14/01	0.00	0.01	0.00	1.10	1.09	0.00	0.54	0.54
Class I6	12/30/03	0.00	0.01	0.00	—	1.27	0.00	0.19	0.19
Class Y	5/11/01	0.00	0.01	0.00	1.19	1.23	0.00	0.29	0.29
Lipper U.S. Treasury
Money Market Funds Average[7]	—	0.00	0.01	0.01	1.11	1.13 [8]	N/A	N/A	N/A

Past performance does not guarantee future results. The performance data quoted represents past performance and current returns may be lower or higher. Total return figures include change in share price, reinvestment of dividends and capital gains and do not reflect taxes that a shareholder would pay on Fund distributions or on the redemption of Fund shares. Investment return and principal value will fluctuate so that an investor’s shares, when redeemed may be worth more or less than the original cost. To obtain performance information current to the most recent month end, please call 1-800-782-8183.

The performance above reflects any fee waivers that have been in effect during the applicable periods, as well as any expense reimbursements that have periodically been made. Absent such waivers and reimbursements, returns would have been lower.

Certain returns shown include monies received by the Fund in respect of a one-time payment in respect of a class action settlement and a one-time reimbursement from HSBC Global Asset Management (USA) Inc. related to past marketing arrangements. As a result, the Fund’s total returns for those periods were higher than they would have been had the Fund not received the payments.

*	Aggregate total return.
1	The “Aaa-mf ” and “AAAm” money market fund rating is historical and reflects Moody’s and Standard & Poor’s opinion as to the quality of the Fund’s investments, liquidity management, and operations and trading support. Periodic reviews are conducted to ensure a secure operations environment. Moody’s and Standard & Poor’s ratings represent an opinion only, not a recommendation to buy or sell. Obligations rated A-1+, A-1 or P-1 are rated in the highest short-term rating category by Standard & Poor’s (A-1+ or A-1) or Moody’s Investor Service (P-1). The obligor’s capacity to meet its financial commitments on these obligations is regarded to be “extremely strong” (A-1+), “strong” (A-1) or “superior” (P-1).
2	The seven-day yield quotation more closely reflects the current earnings of the money market fund than the total return quotation. The seven-day yield reflects voluntary fee waivers/expense reimbursements. Without the voluntary fee waivers/expense reimbursements, the yields would have been -0.48%, -0.13% and -0.23% for Class D Shares, Class I Shares and Class Y Shares, respectively.
3	Reflects the expense ratio as reported in the prospectus dated February 27, 2015. Additional information pertaining to the April 30, 2015 expense ratios can be found in the financial highlights.
4	Class A Shares were operational during a portion of the periods presented. Amounts reflect performance for the period of time the Class had operations, which was 201 days during the year ended October 31, 2014. The Class was operational during the entire years ended October 31, 2001 through 2014. The Class was not operational during the entire six-months ended April 30, 2015.
5	Reflects the applicable contingent deferred sales charge, maximum of 1.00%. Class C Shares were operational during a portion of the periods presented. Amounts reflect performance for the period of time the Class had operations, which was 26 and 351 days during the years ended October 31, 2008 and 2010, respectively. The Class was operational during the entire years ended October 31, 2005, 2006, 2007 and 2009. The Class was not operational during the entire years ended October 31, 2011 through 2014 and the entire six-months ended April 30, 2015.
6	Class I Shares were operational during a portion of the periods presented. Amounts reflect performance for the period of time the Class had operations, which was 13 and 280 days during the years ended October 31, 2004 and 2005, respectively. The Class was operational during the entire years ended October 31, 2006 through 2014 and the entire six-months ended April 30, 2015.
7	For additional information, please refer to the Glossary of Terms.
8	Return for the period April 30, 2001 to April 30, 2015.

6       HSBC FAMILY OF FUNDS

Portfolio Reviews
Portfolio Composition*
April 30, 2015 (Unaudited)

HSBC Prime Money Market Fund
Investment Allocation	Percentage of Investments at Value (%)
Certificates of Deposit	39.6
Commercial Paper and
Notes	37.0
Time Deposits	15.7
U.S. Treasury Obligation	2.7
Yankee Dollars	2.5
Corporate Obligations	2.5
Total	100.0

HSBC U.S. Government Money Market Fund
Investment Allocation	Percentage of Investments at Value (%)
U.S. Government and
Government Agency
Obligations	69.0
Repurchase Agreements	29.1
U.S. Treasury Obligations	1.9
Total	100.0

HSBC U.S. Treasury Money Market Fund
Investment Allocation	Percentage of Investments at Value (%)
U.S. Treasury Obligations	100.0
Total	100.0
____________________

*     Portfolio composition is subject to change.

HSBC FAMILY OF FUNDS       7

HSBC PRIME MONEY MARKET FUND
Schedule of Portfolio Investments—as of April 30, 2015 (Unaudited)

Certificates of Deposit – 40.1%

	Principal	Amortized
	Amount ($)	Cost ($)
Banking – 40.1%
ANZ Banking Group London,
0.20%, 6/19/15	70,000,000	70,000,000
Bank of Montreal Chicago,
0.19%, 7/1/15	87,000,000	86,999,994
Bank of Montreal Chicago,
0.27%, 9/16/15 (a)	10,000,000	10,000,000
Bank of Montreal Chicago,
0.26%, 11/19/15 (a)	60,000,000	60,000,000
Bank of Montreal Chicago,
0.32%, 4/25/16 (a)	25,000,000	25,000,000
Bank of Nova Scotia Houston,
0.28%, 5/12/15 (a)	35,000,000	35,000,000
Bank of Nova Scotia Houston,
0.31%, 10/16/15 (a)	50,000,000	50,000,000
Bank of Nova Scotia Houston,
0.32%, 3/10/16 (a)	50,000,000	50,000,000
Bank of Tokyo-Mitsubishi UFJ,
N.Y., 0.33%, 5/7/15	25,000,000	25,000,000
Bank of Tokyo-Mitsubishi UFJ,
N.Y., 0.20%, 6/1/15	95,000,000	95,000,000
Bank of Tokyo-Mitsubishi UFJ,
N.Y., 0.39%, 11/20/15 (a)	35,000,000	35,000,000
Bank of Tokyo-Mitsubishi UFJ,
N.Y., 0.47%, 2/2/16 (a)	29,000,000	29,000,000
Chase Bank USA N.A.,
0.31%, 1/26/16 (a)	30,000,000	30,000,000
China Construction Bank Corp.,
N.Y., 0.16%, 5/7/15	40,000,000	40,000,000
China Construction Bank Corp.,
N.Y., 0.24%, 7/1/15	50,000,000	50,000,000
DZ Bank, N.Y., 0.21%, 6/16/15	100,000,000	100,000,000
DZ Bank, N.Y., 0.21%, 6/23/15	25,000,000	24,999,998
DZ Bank, N.Y., 0.27%, 8/26/15	35,000,000	35,000,000
Kookmin Bank, N.Y.,
0.30%, 5/4/15	35,000,000	35,000,000
Lloyds TSB Bank PLC, N.Y.,
0.21%, 5/1/15	105,000,000	105,000,000
Mizuho Bank Ltd. N.Y.,
0.24%, 5/1/15	100,000,000	100,000,000
Mizuho Bank Ltd. N.Y.,
0.25%, 8/3/15	50,000,000	50,000,000
National Bank Canada, N.Y.,
0.28%, 10/20/15 (a)	50,000,000	50,000,000
Norinchukin Bank, N.Y.,
0.23%, 5/11/15	100,000,000	100,000,000
Oversea-Chinese Banking Corp.
Ltd., 0.20%, 6/19/15	50,000,000	50,000,000
Rabobank USA Finance Corp.,
0.31%, 7/7/15 (a)	30,000,000	30,000,000
Rabobank USA Finance Corp.,
0.29%, 2/3/16 (a)	70,000,000	70,000,000
Royal Bank of Canada, N.Y.,
0.27%, 12/1/15 (a)	52,000,000	52,000,000
Royal Bank of Canada, N.Y.,
0.39%, 4/29/16 (a)	25,000,000	25,002,143
Royal Bank of Canada, N.Y.,
0.39%, 5/3/16 (a)	15,500,000	15,500,000
Royal Bank of Canada, N.Y.,
0.32%, 5/6/16 (a)	20,000,000	20,000,000
Societe’ Generale, N.Y.,
0.25%, 5/4/15	80,000,000	80,000,000
Sumitomo Mitsui Bank, N.Y.,
0.23%, 5/1/15	100,000,000	100,000,000
Svenska Handelsbanken, N.Y.,
0.24%, 6/8/15	50,000,000	50,000,253
Svenska Handelsbanken, N.Y.,
0.21%, 7/13/15	53,000,000	53,000,531
Toronto Dominion Bank, N.Y.,
0.27%, 8/24/15 (a)	50,000,000	50,000,000
Toronto Dominion Bank, N.Y.,
0.27%, 11/18/15 (a)	40,000,000	40,000,000
Wells Fargo Bank N.A.,
0.31%, 3/18/16 (a)	13,000,000	13,000,000
		1,939,502,919
TOTAL CERTIFICATES
OF DEPOSIT
(COST $1,939,502,919)		1,939,502,919

Commercial Paper and Notes – 37.2%

Banking – 27.2%
Agricultural Bank of China, N.Y.,
0.25%, 5/1/15 (b)(c)	115,000,000	115,000,000
Agricultural Bank of China, N.Y.,
0.16%, 5/6/15 (b)(c)	50,000,000	49,998,889
ANZ New Zealand International
Ltd., 0.27%, 7/22/15 (a)(b)	20,000,000	20,000,000
Australia & New Zealand
Banking Group Ltd.,
0.38%, 5/18/16 (a)(b)	25,000,000	25,000,000
Banque et Caisse d’Epargne de,
0.24%, 6/8/15 (c)	25,000,000	24,993,799
BNP Paribas Finance, Inc.,
0.17%, 5/1/15 (c)	60,000,000	60,000,000
BNP Paribas Finance, Inc.,
0.24%, 7/1/15 (c)	40,000,000	39,983,734
China Construction Bank Corp.,
N.Y., 0.15%, 5/1/15 (b)(c)	110,000,000	110,000,000
Commonwealth Bank of Australia,
0.26%, 7/1/15 (a)(b)	40,000,000	40,000,000
Commonwealth Bank of Australia,
0.29%, 3/29/16 (a)(b)	50,000,000	50,000,000
Credit Suisse, N.Y.,
0.23%, 5/6/15 (c)	60,000,000	59,998,084
Credit Suisse, N.Y.,
0.27%, 6/12/15 (c)	75,000,000	74,976,375
Erste Abwicklungsanstalt,
0.21%, 7/13/15 (b)(c)	49,000,000	48,979,134
Korea Development Bank, N.Y.,
0.28%, 5/28/15 (c)	30,000,000	29,993,700
National Australia Bank,
0.26%, 7/7/15 (a)(b)	50,000,000	50,000,000
National Bank of Canada, N.Y.,
0.21%, 7/23/15 (b)(c)	40,000,000	39,980,633
Nordea Bank AB,
0.18%, 7/1/15 (b)(c)	75,000,000	74,977,125
Nrw.Bank, 0.15%, 6/1/15 (b)(c)	160,000,000	159,980,021

8 HSBC FAMILY OF FUNDS	See notes to financial statements.

HSBC PRIME MONEY MARKET FUND
Schedule of Portfolio Investments—as of April 30, 2015 (Unaudited) (continued)

Commercial Paper and Notes, continued

	Principal	Amortized
	Amount ($)	Cost ($)
Banking, continued
Societe’ Generale N.A.,
0.26%, 6/1/15 (b)(c)	10,000,000	9,997,761
Sumitomo Mitsui Bank, N.Y.,
0.25%, 8/3/15 (b)(c)	91,000,000	90,940,598
Sumitomo Trust & Bank, N.Y.,
0.23%, 5/11/15 (b)(c)	25,000,000	24,998,438
Sumitomo Trust & Bank, N.Y.,
0.22%, 5/14/15 (b)(c)	50,000,000	49,996,028
Toronto Dominion Holdings,
0.15%, 5/1/15 (b)(c)	65,000,000	65,000,000
		1,314,794,319
Diversified – 2.5%
Caisse des Depots et Consignations,
0.20%, 6/22/15 (b)(c)	50,000,000	49,985,917
Exxon Mobil Corp.,
0.18%, 6/22/15 (c)	50,000,000	49,987,000
Unilever NV, 0.26%, 6/1/15 (c)	20,000,000	19,995,356
		119,968,273
Finance – 7.5%
Antalis US Funding Corp.,
0.18%, 6/10/15 (b)(c)	36,000,000	35,992,800
ASB Finance Ltd. London,
0.19%, 5/28/15 (b)(c)	47,000,000	46,993,302
BNZ International Funding,
0.19%, 6/19/15 (b)(c)	25,000,000	24,993,535
BNZ International Funding,
0.33%, 1/20/16 (a)(b)	15,000,000	15,000,000
Collateralized CP Co. LLC,
0.20%, 5/13/15 (b)(c)	20,000,000	19,998,667
Collateralized CP Co. LLC,
0.27%, 5/18/15 (c)	46,000,000	45,994,134
Collateralized CP II Co. LLC,
0.30%, 7/13/15 (b)(c)	45,000,000	44,972,625
Nederlandse Waterschaps,
0.24%, 9/4/15 (b)(c)	45,000,000	44,963,869
Nieuw Amsterdam Receivables,
0.20%, 6/23/15 (b)(c)	37,000,000	36,989,106
Toyota Motor Credit Corp.,
0.25%, 8/14/15 (a)	45,000,000	45,000,000
		360,898,038
TOTAL COMMERCIAL
PAPER AND NOTES
(COST $1,795,660,630)		1,795,660,630

Corporate Obligations – 2.6%

Banking – 2.6%
JPMorgan Chase Bank N.A.,
0.43%, 5/18/16 (a)	25,000,000	25,000,000
Wells Fargo Bank N.A.,
0.35%, 5/9/16 (a)	40,000,000	40,000,000
Wells Fargo Bank N.A.,
0.36%, 5/13/16, MTN (a)	60,000,000	60,000,000
		125,000,000
TOTAL CORPORATE
OBLIGATIONS
(Cost $125,000,000)		125,000,000

Yankee Dollars – 2.6%

Banking – 2.4%
ANZ New Zealand International Ltd.,
3.13%, 8/10/15 (b)	4,500,000	4,534,801
Toronto Dominion Bank,
2.20%, 7/29/15 (b)	14,000,000	14,063,297
Westpac Banking Corp.,
0.49%, 3/31/16 (a)(b)	35,000,000	35,000,000
Westpac Banking Corp.,
1.38%, 7/17/15 (b)	58,715,000	58,842,346
		112,440,444
Finance – 0.2%
Toyota Motor Credit Corp.,
0.88%, 7/17/15	12,000,000	12,015,526
TOTAL YANKEE DOLLARS
(Cost $124,455,970)		124,455,970

U.S. Treasury Obligation – 2.6%

U.S. Treasury Note – 2.6%
0.25%, 7/15/15	125,000,000	125,030,542
TOTAL U.S. TREASURY
OBLIGATION
(COST $125,030,542)		125,030,542

Time Deposits – 15.8%

Australia & New Zealand Bank,
0.06%, 5/1/15	100,000,000	100,000,000
Credit Industriel et Commercial,
0.07%, 5/1/15	100,000,000	100,000,000
Credit Agricole CIB, N.Y.,
0.07%, 5/1/15	209,000,000	209,000,000
Natixis, 0.06%, 5/1/15	230,000,000	230,000,000
National Bank of Kuwait,
0.08%, 5/1/15	50,000,000	50,000,000
Nordea Bank AB,
0.05%, 5/1/15	75,000,000	75,000,000
TOTAL TIME DEPOSITS
(COST $764,000,000)		764,000,000
TOTAL INVESTMENT
SECURITIES (COST
$4,873,650,061) – 100.9%		4,873,650,061
Other Assets
(Liabilities) – (0.9)%		(43,313,266)
NET ASSETS – 100%		$4,830,336,795
____________________

(a)	Variable rate security. The rate presented represents the rate in effect on April 30, 2015. These securities are deemed to have a maturity remaining until the next adjustment of the interest rate or the longer of the demand period or time to the next readjustment.
(b)	Rule 144A security or other security which is restricted as to resale to institutional investors. This security has been deemed liquid by the Investment Adviser based on procedures approved by the Board of Trustees.
(c)	Rate presented represents the effective yield at time of purchase.
MTN – Medium Term Note
LLC – Limited Liability Company

See notes to financial statements.	HSBC FAMILY OF FUNDS 9

HSBC U.S. GOVERNMENT MONEY MARKET FUND
Schedule of Portfolio Investments—as of April 30, 2015 (Unaudited)

U.S. Government and Government Agency
Obligations – 65.4%

	Principal	Amortized
	Amount ($)	Cost ($)
Federal Farm Credit Bank – 10.5%
0.07%, 8/3/15 (a)	25,000,000	24,995,431
0.09%, 1/8/16 (b)	100,000,000	99,989,768
0.13%, 6/16/15 (b)	150,000,000	149,999,043
0.13%, 5/11/15 (a)	50,000,000	49,998,194
0.13%, 4/18/16 (b)	50,000,000	49,997,500
0.13%, 3/15/16 (b)	40,000,000	39,998,230
0.14%, 5/26/15 (b)	50,000,000	50,000,000
0.14%, 8/10/16 (b)	50,000,000	49,993,627
0.15%, 4/15/16 (b)	50,000,000	49,995,011
0.20%, 4/10/17 (b)	50,000,000	49,990,174
0.22%, 7/24/15 (b)	22,150,000	22,153,470
		637,110,448
Federal Home Loan Bank – 29.9%
0.03%, 5/12/15 (a)	200,000,000	199,998,472
0.05%, 5/13/15 (a)	22,856,000	22,855,657
0.07%, 5/27/15 (a)	100,000,000	99,994,944
0.07%, 6/1/15 (a)	100,000,000	99,993,972
0.07%, 5/22/15 (a)	350,000,000	349,984,863
0.08%, 6/3/15 (a)	50,000,000	49,996,563
0.08%, 5/6/15 (a)	130,000,000	129,998,646
0.09%, 7/8/15 (a)	125,000,000	124,979,458
0.09%, 6/19/15 (a)	300,000,000	299,963,250
0.11%, 6/17/15 (a)	124,725,000	124,707,902
0.13%, 1/8/16 (b)	100,000,000	99,996,518
0.14%, 10/16/15 (b)	50,000,000	49,996,084
0.14%, 6/18/15 (b)	150,000,000	150,000,000
		1,802,466,329
Federal Home Loan Mortgage Corp. – 19.9%
0.07%, 6/2/15 (a)	200,000,000	199,987,556
0.14%, 9/2/15 (a)	50,000,000	49,975,889
0.14%, 9/17/15 (a)	25,000,000	24,986,486
0.14%, 2/18/16 (b)	115,000,000	114,993,544
0.16%, 6/15/16 (b)	75,000,000	74,987,087
0.16%, 10/16/15 (b)	117,000,000	117,003,542
0.17%, 6/26/15 (b)	150,000,000	150,009,502
0.17%, 11/25/15 (b)	75,000,000	75,000,000
0.18%, 7/21/16 (b)	147,100,000	147,121,309
0.19%, 1/13/17 (b)	232,500,000	232,460,819
		1,186,525,734
Federal National Mortgage Association – 5.1%
0.05%, 6/16/15 (a)	100,000,000	99,993,611
0.09%, 8/4/15 (a)	100,000,000	99,976,250
0.20%, 1/26/17 (b)	100,000,000	99,982,245
		299,952,106
TOTAL U.S. GOVERNMENT
AND GOVERNMENT
AGENCY OBLIGATIONS
(Cost $3,926,054,617)		3,926,054,617

U.S. Treasury Obligations – 1.8%

U.S. Treasury Note – 1.8%
0.25%, 7/15/15	50,000,000	50,012,795
0.38%, 6/15/15	56,000,000	56,019,644
		106,032,439
TOTAL U.S. TREASURY
OBLIGATIONS
(Cost $106,032,439)		106,032,439

Repurchase Agreements – 27.5%

BNP Paribas, 0.10%, 5/1/15,
Purchased on 4/30/15, with a
maturity value of $250,000,694,
collateralized by various U.S.
Treasury Obligations, 0.00%-
4.25%, 4/15/18-5/15/44, fair
value $255,000,063	250,000,000	250,000,000
BNP Paribas, 0.12%, 5/1/15,
Purchased on 4/30/15, with a
maturity value of $300,001,000,
collateralized by various U.S.
Government and Government
Agency Obligations, 0.00%-
7.50%, 9/1/15-10/20/64, fair
value $306,000,044	300,000,000	300,000,000
Citigroup Global Markets, 0.13%,
5/1/15, Purchased on 4/30/15,
with a maturity value of
$100,000,361, collateralized
by U.S. Treasury Obligations,
2.38%, 8/15/24, fair value
$102,000,079	100,000,000	100,000,000
Deutsche Bank Securities,
0.10%, 5/1/15, Purchased on
4/30/15, with a maturity value
of $100,000,278, collateralized
by various U.S. Government and
Government Agency Obligations,
0.00%-7.25%, 5/1/15-8/28/37,
fair value $102,000,204	100,000,000	100,000,000
Goldman Sachs, 0.10%, 5/1/15,
Purchased on 4/30/15, with a
maturity value of $100,000,278,
collateralized by various U.S.
Government and Government
Agency Obligations, 2.80%-
6.00%, 4/1/25-4/1/45, fair value
$102,000,000	100,000,000	100,000,000
Goldman Sachs, 0.07%, 5/6/15,
Purchased on 4/29/15, with a
maturity value of $50,000,681,
collateralized by various U.S.
Treasury Obligations, 3.50%-
4.50%, 1/15/42-4/20/45, fair
value $51,000,001	50,000,000	50,000,000

10 HSBC FAMILY OF FUNDS	See notes to financial statements.

HSBC U.S. GOVERNMENT MONEY MARKET FUND
Schedule of Portfolio Investments—as of April 30, 2015 (Unaudited) (continued)

Repurchase Agreements, continued

	Principal	Amortized
	Amount ($)	Cost ($)
Merrill Lynch Pierce Fenner &
Smith, 0.10%, 5/1/15, Purchased
on 4/30/15, with a maturity value
of $200,000,556, collateralized by
various U.S. Treasury Obligations,
0.05%-2.50%, 3/31/17-1/15/29,
fair value $204,000,086	200,000,000	200,000,000
Societe Generale, 0.14%, 5/1/15,
Purchased on 4/30/15, with a
maturity value of $400,001,556,
collateralized by various U.S.
Government and Government
Agency Obligations, 0.00%-
8.00%, 12/31/15-4/1/45, fair
value $408,000,035	400,000,000	400,000,000
Toronto Dominion Bank, 0.10%,
5/1/15, Purchased on 4/30/15,
with a maturity value of
$150,000,417, collateralized by
various U.S. Government and
Government Agency Obligations,
1.75%-4.50%, 3/31/22-12/1/44,
fair value $153,000,019	150,000,000	150,000,000
TOTAL REPURCHASE
AGREEMENTS
(Cost $1,650,000,000)		1,650,000,000
TOTAL INVESTMENT
SECURITIES (Cost
$5,682,087,056) – 94.7%		5,682,087,056
Other Assets (Liabilities) – 5.3%		316,118,748
NET ASSETS – 100%		$5,998,205,804
____________________

(a)	Discount note. Rate presented represents the effective yield at time of purchase.
(b)	Variable rate security. The rate presented represents the rate in effect on April 30, 2015. These securities are deemed to have a maturity remaining until the next adjustment of the interest rate or the longer of the demand period or time to the next readjustment.

See notes to financial statements.	HSBC FAMILY OF FUNDS 11

HSBC U.S. TREASURY MONEY MARKET FUND
Schedule of Portfolio Investments—as of April 30, 2015 (Unaudited)

U.S. Treasury Obligations – 93.6%

	Principal	Amortized
	Amount ($)	Cost ($)
U.S. Treasury Bill – 33.2%
0.00%, 5/7/15 (a)	77,000,000	77,000,041
0.02%, 5/14/15 (a)	190,000,000	189,998,560
0.02%, 5/21/15 (a)	400,000,000	399,995,501
		666,994,102
U.S. Treasury Note – 60.4%
0.07%, 1/31/16 (b)	180,000,000	179,983,825
0.09%, 4/30/16 (b)	25,000,000	25,000,252
0.10%, 7/31/16 (b)	75,000,000	74,996,839
0.08%, 10/31/16 (b)	40,000,000	39,986,028
0.10%, 4/30/17 (b)	50,000,000	49,998,987
0.11%, 1/31/17 (b)	55,000,000	54,997,251
0.25%, 5/31/15	425,000,000	425,071,013
0.25%, 7/15/15	25,000,000	25,004,874
0.38%, 6/15/15	230,000,000	230,088,713
2.13%, 5/31/15	50,000,000	50,086,060
4.13%, 5/15/15	60,000,000	60,094,620
		1,215,308,462
TOTAL U.S. TREASURY OBLIGATIONS (COST $1,882,302,564)		1,882,302,564
TOTAL INVESTMENT SECURITIES (COST $1,882,302,564) – 93.6%		1,882,302,564
Other Assets (Liabilities) – 6.4%		129,366,999
NET ASSETS – 100%		$2,011,669,563
____________________

(a)	Discount note. Rate presented represents the effective yield at time of purchase.
(b)	Variable rate security. The rate presented represents the rate in effect on April 30, 2015. These securities are deemed to have a maturity remaining until the next adjustment of the interest rate or the longer of the demand period or time to the next readjustment.

12 HSBC FAMILY OF FUNDS	See notes to financial statements.

HSBC FAMILY OF FUNDS

Statements of Assets and Liabilities—as of April 30, 2015 (Unaudited)

		HSBC U.S.	HSBC
	HSBC Prime	Government	U.S. Treasury
	Money Market	Money Market	Money Market
	Fund	Fund	Fund
Assets:
Investments, at value and amortized cost	$4,873,650,061	$4,032,087,056	$1,882,302,564
Repurchase agreements, at value and cost	—	1,650,000,000	—
Total Investments	4,873,650,061	5,682,087,056	1,882,302,564
Cash	916,959	316,436,585	179,135,363
Interest receivable	1,317,520	242,153	2,373,072
Receivable from Investment Adviser	—	—	18,426
Prepaid expenses and other assets	127,438	68,957	36,582
Total Assets	4,876,011,978	5,998,834,751	2,063,866,007
Liabilities:
Dividends payable	82,816	27,689	—
Payable for investments purchased	44,963,869	—	52,000,041
Accrued expenses and other liabilities:
Investment Management	346,067	82,786	—
Administration	178,760	174,997	60,274
Shareholder Servicing	—	—	—
Accounting	5,714	5,314	3,218
Custodian fees	65,272	79,950	18,298
Transfer Agent	6,382	5,439	5,541
Trustee	20,460	23,754	7,533
Other	5,843	229,018	101,539
Total Liabilities	45,675,183	628,947	52,196,444
Net Assets	$4,830,336,795	$5,998,205,804	$2,011,669,563

Composition of Net Assets:
Capital	4,830,336,330	5,998,204,910	2,011,693,507
Accumulated net investment income/(distributions in excess of
net investment income)	8	(33)	—
Accumulated net realized gain/(loss) from investment transactions	457	927	(23,944)
Net Assets	$4,830,336,795	$5,998,205,804	$2,011,669,563

Net Assets:
Class A Shares	$25,619,452	$164,622	$—
Class B Shares	—	48,759	—
Class D Shares	1,150,184,769	689,257,658	284,036,767
Class I Shares	3,187,065,038	1,652,646,880	790,552,914
Class Y Shares	467,467,536	3,656,087,885	937,079,882
	$4,830,336,795	$5,998,205,804	$2,011,669,563
Shares Outstanding:
($0.001 par value, unlimited number of shares authorized):
Class A Shares	25,620,065	164,631	—
Class B Shares	—	48,746	—
Class D Shares	1,150,124,993	689,075,554	284,041,129
Class I Shares	3,187,142,605	1,652,758,433	790,594,245
Class Y Shares	467,462,992	3,656,157,904	937,063,103
Net Asset Value, Offering price and Redemption Price per share:
Class A Shares	$1.00	$1.00	$—
Class B Shares	$—	$1.00	$—
Class D Shares	$1.00	$1.00	$1.00
Class I Shares	$1.00	$1.00	$1.00
Class Y Shares	$1.00	$1.00	$1.00

See notes to financial statements.	HSBC FAMILY OF FUNDS 13

HSBC FAMILY OF FUNDS

Statements of Operations—For the period ended April 30, 2015 (Unaudited)

		U.S.
		Government	U.S. Treasury
	Prime Money	Money Market	Money Market
	Market Fund	Fund	Fund
Investment Income:
Interest	$5,407,302	$2,881,582	$470,159
Total Investment Income	5,407,302	2,881,582	470,159

Expenses:
Investment Management	2,497,183	3,106,915	965,585
Advisory Services:
Operational Support - Class A Shares	15,514	79	—
Operational Support - Class B Shares	—	24	—
Operational Support - Class D Shares	645,102	389,384	157,231
Operational Support - Class Y Shares	249,773	1,914,492	496,710
Administration:
Class A Shares	7,472	37	—
Class B Shares	—	12	—
Class D Shares	309,081	187,304	75,636
Class I Shares	762,959	385,030	148,035
Class Y Shares	119,884	918,955	238,090
Distribution:
Class B Shares	—	181	—
Shareholder Servicing:
Class A Shares	62,056	316	—
Class B Shares	—	60	—
Class D Shares	1,612,767	973,467	393,080
Accounting	35,650	33,128	27,844
Compliance Services	52,980	57,726	18,003
Custodian	135,857	193,973	53,485
Printing	74,222	49,162	12,040
Audit	8,719	8,717	8,735
Transfer Agent	24,849	19,492	18,156
Trustee	159,288	168,519	56,722
Registration fees	37,850	41,017	37,019
Other	342,235	417,363	140,282
Total expenses before fee and expense reductions	7,153,441	8,865,353	2,846,653
Fees voluntarily reduced/reimbursed by Investment Adviser	(1,387,733)	(5,472,864)	(1,842,604)
Fees contractually reduced/reimbursed by Investment Adviser	—	—	—
Fees voluntarily reduced by Administrator	(40,387)	(399,088)	(123,941)
Fees voluntarily reduced/reimbursed by Distributor	—	(181)	—
Fees voluntarily reduced/reimbursed by Shareholder Servicing Agent	(1,674,823)	(973,843)	(393,080)
Fees paid indirectly	(6,643)	(69,875)	(16,869)
Net Expenses	4,043,855	1,949,502	470,159

Net Investment Income	1,363,447	932,080	—

Realized/Unrealized Gains (Losses) from Investments:
Net realized gains (losses) from investments	457	53,567	719
Net realized/unrealized gains (losses) on investments	457	53,567	719
Change in Net Assets Resulting from Operations	$1,363,904	$985,647	$719

14 HSBC FAMILY OF FUNDS	See notes to financial statements.

HSBC FAMILY OF FUNDS

Statements of Changes in Net Assets

	HSBC Prime		HSBC U.S. Government
	Money Market Fund		Money Market Fund
	Six Months Ended		Six Months Ended
	April 30, 2015	Year Ended	April 30, 2015	Year Ended
	(unaudited)	October 31, 2014	(unaudited)	October 31, 2014
Investment Activities:
Operations:
Net investment income	$1,363,447	$1,796,183	$932,080	$1,016,513
Net realized gains (losses) from investment transactions	457	3,685	53,567	37,784
Change in net assets resulting from operations	1,363,904	1,799,868	985,647	1,054,297

Dividends:
Net investment income:
Class A Shares	(4,662)	(9,126)	(23)	(40)
Class B Shares	—	(2)	(7)	(10)
Class D Shares	(193,577)	(252,975)	(116,781)	(218,907)
Class I Shares	(1,090,261)	(1,418,944)	(240,915)	(205,861)
Class Y Shares	(74,958)	(115,117)	(574,387)	(591,695)
Net realized gains:
Class A Shares	(4)	(42)	—	—
Class D Shares	(181)	(1,243)	—	—
Class I Shares	(1,017)	(9,297)	—	—
Class Y Shares	(70)	(575)	—	—
Change in net assets from shareholder dividends	(1,364,730)	(1,807,321)	(932,113)	(1,016,513)

Change in net assets resulting from
capital transactions	(84,213,457)	(84,796,567)	401,172,849	1,363,811,133
Change in net assets	(84,214,283)	(84,804,020)	401,226,383	1,363,848,917

Net Assets:
Beginning of period	4,914,551,078	4,999,355,098	5,596,979,421	4,233,130,504
End of period	$4,830,336,795	$4,914,551,078	$5,998,205,804	$5,596,979,421
Accumulated net investment income/(distributions
in excess of net investment income)	$8	$19	$(33)	$—

See notes to financial statements.	HSBC FAMILY OF FUNDS 15

HSBC FAMILY OF FUNDS

Statements of Changes in Net Assets (continued)

	HSBC Prime		HSBC U.S. Government
	Money Market Fund		Money Market Fund
	Six Months Ended		Six Months Ended
	April 30, 2015	Year Ended	April 30, 2015	Year Ended
	(unaudited)	October 31, 2014	(unaudited)	October 31, 2014
CAPITAL TRANSACTIONS*:
Class A
Proceeds from shares issued	$534,033	$9,041,523	$15,159	$67,819
Dividends reinvested	132	254	23	40
Value of shares redeemed	(20,934,586)	(5,180,190)	(4,731)	(341,827)
Class A Shares capital transactions	(20,400,421)	3,861,587	10,451	(273,968)

Class B
Dividends reinvested	—	2	7	9
Value of shares redeemed	(2,060)	(26,152)	—	—
Class B Shares capital transactions	(2,060)	(26,150)	7	9

Class D
Proceeds from shares issued	3,616,128,740	3,840,328,913	1,388,760,491	3,358,282,437
Dividends reinvested	140,033	181,297	36,435	56,872
Value of shares redeemed	(3,661,228,638)	(3,933,440,467)	(1,426,834,733)	(3,301,950,708)
Class D Shares capital transactions	(44,959,865)	(92,930,257)	(38,037,807)	56,388,601

Class I
Proceeds from shares issued	14,330,532,836	22,241,726,280	5,587,755,458	11,154,518,735
Dividends reinvested	634,464	1,064,404	149,057	121,097
Value of shares redeemed	(14,296,592,037)	(22,211,352,195)	(5,346,361,076)	(10,900,453,771)
Class I Shares capital transactions	34,575,263	31,438,489	241,543,439	254,186,061

Class Y
Proceeds from shares issued	686,313,748	1,878,381,292	11,718,847,026	15,656,415,797
Dividends reinvested	73,323	111,082	573,513	589,217
Value of shares redeemed	(739,813,445)	(1,905,632,608)	(11,521,763,780)	(14,603,494,584)
Class Y Shares capital transactions	(53,426,374)	(27,140,234)	197,656,759	1,053,510,430
Change in net assets resulting from
capital transactions	$(84,213,457)	$(84,796,567)	$401,172,849	$1,363,811,133

*     Share transactions are at net asset value of $1.00 per share.

16 HSBC FAMILY OF FUNDS	See notes to financial statements.

HSBC FAMILY OF FUNDS

Statements of Changes in Net Assets (continued)

	HSBC U.S. Treasury
	Money Market Fund
	Six Months Ended
	April 30, 2015	Year Ended
	(unaudited)	October 31, 2014
Investment Activities:
Operations:
Net investment income	$—	$109,274
Net realized gains/(losses) from investment transactions	719	24,736
Change in net assets resulting from operations	719	134,010

Dividends:
Net investment income:
Class D Shares	—	(17,135)
Class I Shares	—	(30,899)
Class Y Shares	—	(61,240)
Change in net assets from shareholder dividends	—	(109,274)
Change in net assets resulting from capital transactions	152,703,990	(713,380,764)

Change in net assets	152,704,709	(713,356,028)

Net Assets:
Beginning of period	1,858,964,854	2,572,320,882
End of period	$2,011,669,563	$1,858,964,854
Accumulated net investment income/(distributions in excess of net investment income)	$—	$—

See notes to financial statements.	HSBC FAMILY OF FUNDS 17

HSBC FAMILY OF FUNDS

Statements of Changes in Net Assets (continued)

	HSBC U.S. Treasury
	Money Market Fund
	Six Months Ended
	April 30, 2015	Year Ended
	(unaudited)	October 31, 2014
CAPITAL TRANSACTIONS*:
Class A
Value of shares redeemed	$—	$(5,091)
Class A Shares capital transactions	—	(5,091)

Class D
Proceeds from shares issued	690,575,280	1,461,835,451
Dividends reinvested	—	10,599
Value of shares redeemed	(1,045,477,519)	(1,340,756,281)
Class D Shares capital transactions	(354,902,239)	121,089,769

Class I
Proceeds from shares issued	2,215,034,693	4,553,135,785
Dividends reinvested	—	21,831
Value of shares redeemed	(1,688,196,441)	(5,375,630,639)
Class I Shares capital transactions	526,838,252	(822,473,023)

Class Y
Proceeds from shares issued	659,813,181	1,277,728,090
Dividends reinvested	—	60,084
Value of shares redeemed	(679,045,204)	(1,289,780,593)
Class Y Shares capital transactions	(19,232,023)	(11,992,419)
Change in net assets resulting from capital transactions	$152,703,990	$(713,380,764)

*     Share transactions are at net asset value of $1.00 per share.

18 HSBC FAMILY OF FUNDS	See notes to financial statements.

HSBC PRIME MONEY MARKET FUND
Financial Highlights

Selected data for a share outstanding throughout the periods indicated.

		Investment Activities				Dividends						Ratios/Supplementary Data
				Net
				Realized and												Ratio of
				Unrealized			Net		Net					Ratio of Net		Expenses
	Net Asset			Gains			Realized		Asset				Ratio of Net	Investment		to Average
	Value,	Net		(Losses)	Total from	Net	Gains from		Value,			Net Assets at	Expenses to	Income to		Net Assets
	Beginning	Investment		from	Investment	Investment	Investment	Total	End of	Total		End of Period	Average Net	Average Net		(Excluding Fee
	of Period	Income		Investments	Activities	Income	Transactions	Dividends	Period	Return(a)		(000’s)	Assets(b)	Assets(b)		Reductions)(b)
CLASS A SHARES
Six Months Ended
April 30, 2015 (unaudited)	$1.00	$ —		$ —	$—	$—	$—	$—	$1.00	0.01%		$25,619	0.18%	0.03%		0.68%
Year Ended October 31, 2014	1.00	—	(c)	—	—	—	—	—	1.00	0.02%		46,020	0.19%	0.02%		0.69%
Year Ended October 31, 2013	1.00	—	(c)	—	—	—	—	—	1.00	0.01%		42,158	0.23%	0.01%		0.68%
Year Ended October 31, 2012	1.00	—		—	—	—	—	—	1.00	0.01%		33,546	0.30%	0.01%		0.69%
Year Ended October 31, 2011	1.00	—	(c)	—	—	—	—	—	1.00	0.01%		27,763	0.26%	0.01%		0.68%
Year Ended October 31, 2010	1.00	—	(c)	—	—	—	—	—	1.00	0.01	%(d)	32,943	0.29%	0.01	%(d)	0.67%
CLASS B SHARES
Six Months Ended
April 30, 2015 (unaudited)(f)	$1.00	—		—	—	—	—	—	$1.00	—		$—	—%	—%		—%
Year Ended October 31, 2014	1.00	—	(c)	—	—	—	—	—	1.00	0.02%		2	0.18%	0.54%		1.28%
Year Ended October 31, 2013	1.00	—	(c)	—	—	—	—	—	1.00	0.01%		28	0.24%	0.01%		0.24%
Year Ended October 31, 2012	1.00	—		—	—	—	—	—	1.00	0.01%		41	0.29%	0.01%		0.29%
Year Ended October 31, 2011	1.00	—	(c)	—	—	—	—	—	1.00	0.01%		132	0.26%	0.01%		0.26%
Year Ended October 31, 2010	1.00	—	(c)	—	—	—	—	—	1.00	0.01	%(d)	226	0.29%	0.01	%(d)	0.29%
CLASS C SHARES
Six Months Ended
April 30, 2015 (unaudited)(g)	$1.00	—		—	—	—	—	—	$1.00	—%		$—	—%	—%		—%
Year Ended October 31, 2014(h)	1.00	—	(c)	—	—	—	—	—	1.00	—%		—	—%	—%		—%
Year Ended October 31, 2013	1.00	—	(c)	—	—	—	—	—	1.00	0.01%		— (e)	0.23%	0.07%		1.26%
Year Ended October 31, 2012	1.00	—		—	—	—	—	—	1.00	0.06%		6	0.25%	0.06%		1.29%
Year Ended October 31, 2011	1.00	—	(c)	—	—	—	—	—	1.00	0.01%		6	0.25%	0.01%		1.28%
Year Ended October 31, 2010	1.00	—	(c)	—	—	—	—	—	1.00	0.01	%(d)	44	0.29%	0.01	%(d)	1.27%

See notes to financial statements.	HSBC FAMILY OF FUNDS	19

HSBC PRIME MONEY MARKET FUND
Financial Highlights (continued)

		Investment Activities				Dividends						Ratios/Supplementary Data
				Net
				Realized and												Ratio of
				Unrealized			Net		Net					Ratio of Net		Expenses
	Net Asset			Gains			Realized		Asset				Ratio of Net	Investment		to Average
	Value,	Net		(Losses)	Total from	Net	Gains from		Value,			Net Assets at	Expenses to	Income to		Net Assets
	Beginning	Investment		from	Investment	Investment	Investment	Total	End of	Total		End of Period	Average Net	Average Net		(Excluding Fee
	of Period	Income		Investments	Activities	Income	Transactions	Dividends	Period	Return(a)		(000’s)	Assets(b)	Assets(b)		Reductions)(b)
CLASS D SHARES
Six Months Ended
April 30, 2015 (unaudited)	$1.00	$ —		$ —	$—	$—	$—	$—	$1.00	0.01%		$1,150,185	0.19%	0.03%		0.53%
Year Ended October 31, 2014	1.00	—	(c)	—	—	—	—	—	1.00	0.02%		1,195,145	0.19%	0.02%		0.54%
Year Ended October 31, 2013	1.00	—	(c)	—	—	—	—	—	1.00	0.01%		1,288,077	0.23%	0.01%		0.53%
Year Ended October 31, 2012	1.00	—		—	—	—	—	—	1.00	0.01%		1,303,827	0.30%	0.01%		0.54%
Year Ended October 31, 2011	1.00	—	(c)	—	—	—	—	—	1.00	0.01%		1,591,614	0.26%	0.01%		0.53%
Year Ended October 31, 2010	1.00	—	(c)	—	—	—	—	—	1.00	0.01	%(d)	1,695,222	0.29%	0.01	%(d)	0.52%
CLASS I SHARES
Six Months Ended
April 30, 2015 (unaudited)	$1.00	—		—	—	—	—	—	$1.00	0.03%		$3,187,065	0.15%	0.07%		0.18%
Year Ended October 31, 2014	1.00	—	(c)	—	—	—	—	—	1.00	0.05%		3,152,490	0.16%	0.05%		0.19%
Year Ended October 31, 2013	1.00	—	(c)	—	—	—	—	—	1.00	0.08%		3,121,056	0.17%	0.08%		0.18%
Year Ended October 31, 2012	1.00	—		—	—	—	—	—	1.00	0.14%		3,025,688	0.17%	0.14%		0.19%
Year Ended October 31, 2011	1.00	—	(c)	—	—	—	—	—	1.00	0.10%		4,309,346	0.17%	0.10%		0.18%
Year Ended October 31, 2010	1.00	—	(c)	—	—	—	—	—	1.00	0.14	%(d)	4,679,632	0.17%	0.14	%(d)	0.17%
CLASS Y SHARES
Six Months Ended
April 30, 2015 (unaudited)	$1.00	—		—	—	—	—	—	$1.00	0.01%		$467,468	0.19%	0.03%		0.28%
Year Ended October 31, 2014	1.00	—	(c)	—	—	—	—	—	1.00	0.02%		520,894	0.19%	0.02%		0.29%
Year Ended October 31, 2013	1.00	—	(c)	—	—	—	—	—	1.00	0.01%		548,035	0.23%	0.01%		0.28%
Year Ended October 31, 2012	1.00	—		—	—	—	—	—	1.00	0.03%		617,308	0.28%	0.03%		0.29%
Year Ended October 31, 2011	1.00	—	(c)	—	—	—	—	—	1.00	0.01%		642,290	0.26%	0.02%		0.28%
Year Ended October 31, 2010	1.00	—	(c)	—	—	—	—	—	1.00	0.05	%(d)	1,107,571	0.26%	0.04	%(d)	0.27%

(a)	Not annualized for periods less than one year. Total return calculations do not include any sales or redemption charges.
(b)	Annualized for periods less than one year.
(c)	Calculated based on average shares outstanding.
(d)	During the period, the Fund received a distribution from a “fair fund” established by the SEC in connection with a consent order against BISYS Fund Services, Inc. (See Note 6 in Notes to Financial Statements). The corresponding impact to the net income ratio and the total return was less than 0.005%.
(e)	Less than $500.
(f)	Class B Shares were operational during a portion of the period only. Amounts reflect performance for the period of time the class had operations, which was 3 days during the period. The net asset value reflected represents the last day the class had operations.
(g)	During the period the class had no operations. The net asset values reflected represent the last day the class had shareholders.
(h)	Class C Shares were operational during a portion of the year only. Amounts reflect performance for the period of time the class had operations, which was 213 days during the period. The net asset value reflected represents the last day the class had operations.
Amounts designated as “—” are $0 or have been rounded to $0.

20 HSBC FAMILY OF FUNDS	See notes to financial statements.

HSBC U.S. GOVERNMENT MONEY MARKET FUND
Financial Highlights (continued)

Selected data for a share outstanding throughout the periods indicated.

		Investment Activities			Dividends						Ratios/Supplementary Data
			Net
			Realized and												Ratio of
			Unrealized			Net		Net					Ratio of Net		Expenses
	Net Asset		Gains			Realized		Asset				Ratio of Net	Investment		to Average
	Value,	Net	(Losses)	Total from	Net	Gains from		Value,			Net Assets at	Expenses to	Income to		Net Assets
	Beginning	Investment	from	Investment	Investment	Investment	Total	End of	Total		End of Period	Average Net	Average Net		(Excluding Fee
	of Period	Income	Investments	Activities	Income	Transactions	Dividends	Period	Return(a)		(000’s)	Assets(b)	Assets(b)		Reductions)(b)
CLASS A SHARES
Six Months Ended
April 30, 2015 (unaudited)	$1.00	$—	$—	$—	$—	$—	$—	$1.00	0.01%		$165	0.06%	0.03%		0.68%
Year Ended October 31, 2014	1.00	—	—	—	—	—	—	1.00	0.02%		154	0.07%	0.02%		0.69%
Year Ended October 31, 2013	1.00	—	—	—	—	—	—	1.00	0.01%		428	0.17%	0.01%		0.68%
Year Ended October 31, 2012	1.00	—	—	—	—	—	—	1.00	0.01%		238	0.14%	0.01%		0.69%
Year Ended October 31, 2011	1.00	—	—	—	—	—	—	1.00	0.01%		3,995	0.16%	0.01%		0.68%
Year Ended October 31, 2010	1.00	—	—	—	—	—	—	1.00	0.02	%(c)	25,926	0.23%	0.01	%(c)	0.67%
CLASS B SHARES
Six Months Ended
April 30, 2015 (unaudited)	$1.00	—	—	—	—	—	—	$1.00	0.01%		$49	0.06%	0.03%		1.27%
Year Ended October 31, 2014	1.00	—	—	—	—	—	—	1.00	0.02%		49	0.07%	0.02%		1.28%
Year Ended October 31, 2013	1.00	—	—	—	—	—	—	1.00	0.01%		49	0.14%	0.01%		1.28%
Year Ended October 31, 2012	1.00	—	—	—	—	—	—	1.00	0.01%		76	0.16%	0.01%		1.29%
Year Ended October 31, 2011	1.00	—	—	—	—	—	—	1.00	0.01%		94	0.17%	0.01%		1.28%
Year Ended October 31, 2010	1.00	—	—	—	—	—	—	1.00	0.02	%(c)	88	0.22%	0.01	%(c)	1.27%
CLASS C SHARES
Six Months Ended
April 30, 2015 (unaudited)	$1.00	—	—	—	—	—	—	$1.00	—%		$—	—%	—%		—%
Year Ended October 31, 2014(d)	1.00	—	—	—	—	—	—	1.00	—%		—	—%	—%		—%
Year Ended October 31, 2013(d)	1.00	—	—	—	—	—	—	1.00	—%		—	—%	—%		—%
Year Ended October 31, 2012(d)	1.00	—	—	—	—	—	—	1.00	—%		—	—%	—%		—%
Year Ended October 31, 2011(d)	1.00	—	—	—	—	—	—	1.00	—%		—	—%	—%		—%
Year Ended October 31, 2010(e)	1.00	—	—	—	—	—	—	1.00	0.02	%(c)	— (f)	0.23%	0.01	%(c)	1.27%
See notes to financial statements.	HSBC FAMILY OF FUNDS	21

HSBC U.S. GOVERNMENT MONEY MARKET FUND
Financial Highlights (continued)

		Investment Activities			Dividends						Ratios/Supplementary Data
			Net
			Realized and												Ratio of
			Unrealized			Net		Net					Ratio of Net		Expenses
	Net Asset		Gains			Realized		Asset				Ratio of Net	Investment		to Average
	Value,	Net	(Losses)	Total from	Net	Gains from		Value,			Net Assets at	Expenses to	Income to		Net Assets
	Beginning	Investment	from	Investment	Investment	Investment	Total	End of	Total		End of Period	Average Net	Average Net		(Excluding Fee
	of Period	Income	Investments	Activities	Income	Transactions	Dividends	Period	Return(a)		(000’s)	Assets(b)	Assets(b)		Reductions)(b)
CLASS D SHARES
Six Months Ended
April 30, 2015 (unaudited)	$1.00	$—	$—	$—	$—	$—	$—	$1.00	0.01%		$689,258	0.06%	0.03%		0.53%
Year Ended October 31, 2014	1.00	—	—	—	—	—	—	1.00	0.02%		727,290	0.06%	0.02%		0.54%
Year Ended October 31, 2013	1.00	—	—	—	—	—	—	1.00	0.01%		670,893	0.13%	0.01%		0.53%
Year Ended October 31, 2012	1.00	—	—	—	—	—	—	1.00	0.01%		614,499	0.16%	0.01%		0.54%
Year Ended October 31, 2011	1.00	—	—	—	—	—	—	1.00	0.01%		746,458	0.17%	0.01%		0.53%
Year Ended October 31, 2010	1.00	—	—	—	—	—	—	1.00	0.02	%(c)	922,510	0.22%	0.02	%(c)	0.52%
CLASS I SHARES
Six Months Ended
April 30, 2015 (unaudited)	$1.00	—	—	—	—	—	—	$1.00	0.01%		$1,652,647	0.06%	0.03%		0.18%
Year Ended October 31, 2014	1.00	—	—	—	—	—	—	1.00	0.02%		1,411,088	0.06%	0.02%		0.19%
Year Ended October 31, 2013	1.00	—	—	—	—	—	—	1.00	0.01%		1,156,894	0.13%	0.02%		0.18%
Year Ended October 31, 2012	1.00	—	—	—	—	—	—	1.00	0.02%		1,873,166	0.16%	0.01%		0.19%
Year Ended October 31, 2011	1.00	—	—	—	—	—	—	1.00	0.03%		1,645,764	0.16%	0.03%		0.18%
Year Ended October 31, 2010	1.00	—	—	—	—	—	—	1.00	0.08	%(c)	5,100,891	0.16%	0.07	% (c)	0.17%
Class Y Shares
Six Months Ended
April 30, 2015 (unaudited)	$1.00	—	—	—	—	—	—	$1.00	0.01%		$3,656,088	0.06%	0.03%		0.28%
Year Ended October 31, 2014	1.00	—	—	—	—	—	—	1.00	0.02%		3,458,399	0.06%	0.02%		0.29%
Year Ended October 31, 2013	1.00	—	—	—	—	—	—	1.00	0.01%		2,404,867	0.13%	0.01%		0.28%
Year Ended October 31, 2012	1.00	—	—	—	—	—	—	1.00	0.01%		2,505,448	0.17%	0.01%		0.29%
Year Ended October 31, 2011	1.00	—	—	—	—	—	—	1.00	0.01%		1,711,397	0.17%	0.01%		0.28%
Year Ended October 31, 2010	1.00	—	—	—	—	—	—	1.00	0.02	%(c)	2,918,347	0.22%	0.02	% (c)	0.27%

(a)	Not annualized for periods less than one year. Total return calculations do not include any sales or redemption charges.
(b)	Annualized for periods less than one year.
(c)	During the period, the Fund received a distribution from a “fair fund” established by the SEC in connection with a consent order against BISYS Fund Services, Inc. (See Note 6 in Notes to Financial Statements). The corresponding impact to the net income ratio and the total return was less than 0.005%.
(d)	During the period the class had no operations. The net asset values reflected represent the last day the class had shareholders.
(e)	Class C Shares were operational during a portion of the year only. Amounts reflect performance for the period of time the class had operations, which was 351 days during the period.
(f)	Less than $500.
Amounts designated as “—” are $0 or have been rounded to $0.

22 HSBC FAMILY OF FUNDS	See notes to financial statements.

HSBC U.S. TREASURY MONEY MARKET FUND
Financial Highlights (continued)

Selected data for a share outstanding throughout the periods indicated.

		Investment Activities			Dividends						Ratios/Supplementary Data
			Net
			Realized and									Ratio			Ratio of
			Unrealized			Net		Net				of Net	Ratio of Net		Expenses
	Net Asset		Gains			Realized		Asset				Expenses	Investment		to Average
	Value,	Net	(Losses)	Total from	Net	Gains from		Value,			Net Assets at	to Average	Income to		Net Assets
	Beginning	Investment	from	Investment	Investment	Investment	Total	End of	Total		End of Period	Net	Average Net		(Excluding Fee
	of Period	Income	Investments	Activities	Income	Transactions	Dividends	Period	Return(a)		(000’s)	Assets(b)	Assets(b)		Reductions)(b)
CLASS A SHARES
Six Months Ended
April 30, 2015 (unaudited)(d)	$1.00	$—	$—	$—	$—	$—	$—	$1.00	—%		$—	—%	—%		—%
Year Ended October 31, 2014(e)	1.00	—	—	—	—	—	—	1.00	—%		—	—%	—%		—%
Year Ended October 31, 2013	1.00	—	—	—	—	—	—	1.00	—%		5	0.10%	—%		0.10%
Year Ended October 31, 2012	1.00	—	—	—	—	—	—	1.00	—%		5	0.05%	—%		0.06%
Year Ended October 31, 2011	1.00	—	—	—	—	—	—	1.00	0.01%		613	0.11%	0.01%		0.12%
Year Ended October 31, 2010	1.00	—	—	—	—	—	—	1.00	0.01	%(c)	32,973	0.14%	0.01	%(c)	0.14%
CLASS C SHARES
Six Months Ended
April 30, 2015 (unaudited)	$1.00	—	—	—	—	—	—	$1.00	—%		$—	—%	—%		—%
Year Ended October 31, 2014(d)	1.00	—	—	—	—	—	—	1.00	—%		—	—%	—%		—%
Year Ended October 31, 2013(d)	1.00	—	—	—	—	—	—	1.00	—%		—	—%	—%		—%
Year Ended October 31, 2012(d)	1.00	—	—	—	—	—	—	1.00	—%		—	—%	—%		—%
Year Ended October 31, 2011(d)	1.00	—	—	—	—	—	—	1.00	—%		—	—%	—%		—%
Year Ended October 31, 2010(f)	1.00	—	—	—	—	—	—	1.00	0.01	%(c)	— (f)	0.13%	—	%(c)	0.13%
Class D Shares
Six Months Ended
April 30, 2015 (unaudited)	$1.00	—	—	—	—	—	—	$1.00	—%		$284,037	0.05%	—%		0.54%
Year Ended October 31, 2014	1.00	—	—	—	—	—	—	1.00	0.01%		638,939	0.06%	—%		0.54%
Year Ended October 31, 2013	1.00	—	—	—	—	—	—	1.00	—%		517,845	0.09%	—%		0.53%
Year Ended October 31, 2012	1.00	—	—	—	—	—	—	1.00	—%		662,063	0.08%	—%		0.54%
Year Ended October 31, 2011	1.00	—	—	—	—	—	—	1.00	0.01%		619,940	0.10%	0.01%		0.53%
Year Ended October 31, 2010	1.00	—	—	—	—	—	—	1.00	0.01	%(c)	726,244	0.14%	0.01	%(c)	0.52%
CLASS I SHARES
Six Months Ended
April 30, 2015 (unaudited)	$1.00	—	—	—	—	—	—	$1.00	—%		$790,553	0.05%	—%		0.18%
Year Ended October 31, 2014	1.00	—	—	—	—	—	—	1.00	0.01%		263,714	0.06%	0.01%		0.19%
Year Ended October 31, 2013	1.00	—	—	—	—	—	—	1.00	—%		1,086,181	0.09%	—%		0.18%
Year Ended October 31, 2012	1.00	—	—	—	—	—	—	1.00	—%		555,287	0.08%	—%		0.19%
Year Ended October 31, 2011	1.00	—	—	—	—	—	—	1.00	0.01%		982,974	0.10%	0.01%		0.18%
Year Ended October 31, 2010	1.00	—	—	—	—	—	—	1.00	0.01	%(c)	1,379,042	0.13%	0.01	%(c)	0.17%

See notes to financial statements.	HSBC FAMILY OF FUNDS	23

HSBC U.S. TREASURY MONEY MARKET FUND
Financial Highlights (continued)

		Investment Activities			Dividends						Ratios/Supplementary Data
			Net
			Realized and									Ratio			Ratio of
			Unrealized			Net		Net				of Net	Ratio of Net		Expenses
	Net Asset		Gains			Realized		Asset				Expenses	Investment		to Average
	Value,	Net	(Losses)	Total from	Net	Gains from		Value,			Net Assets at	to Average	Income to		Net Assets
	Beginning	Investment	from	Investment	Investment	Investment	Total	End of	Total		End of Period	Net	Average Net		(Excluding Fee
	of Period	Income	Investments	Activities	Income	Transactions	Dividends	Period	Return(a)		(000’s)	Assets(b)	Assets(b)		Reductions)(b)
Class Y Shares
Six Months Ended
April 30, 2015 (unaudited)	$1.00	$—	$—	$—	$—	$—	$—	$1.00	—%		$937,080	0.05%	—%		0.28%
Year Ended October 31, 2014	1.00	—	—	—	—	—	—	1.00	0.01%		956,312	0.06%	0.01%		0.29%
Year Ended October 31, 2013	1.00	—	—	—	—	—	—	1.00	—%		968,290	0.09%	—%		0.28%
Year Ended October 31, 2012	1.00	—	—	—	—	—	—	1.00	—%		1,156,631	0.09%	—%		0.29%
Year Ended October 31, 2011	1.00	—	—	—	—	—	—	1.00	0.01%		999,521	0.09%	0.01%		0.28%
Year Ended October 31, 2010	1.00	—	—	—	—	—	—	1.00	0.01	%(c)	1,147,150	0.14%	0.01	%(c)	0.27%

(a)	Not annualized for periods less than one year. Total return calculations do not include any sales or redemption charges.
(b)	Annualized for periods less than one year.
(c)	During the period, the Fund received a distribution from a “fair fund” established by the SEC in connection with a consent order against BISYS Fund Services, Inc. (See Note 6 in Notes to Financial Statements). The corresponding impact to the net income ratio and the total return was less than 0.005%.
(d)	During the period the class had no operations. The net asset values reflected represent the last day the class had shareholders.
(e)	Class A Shares were operational during a portion of the year only. Amounts reflect performance for the period of time the class had operations, which was 201 days during the period. The net asset value reflected represents the last day the class had operations.
(f)	Class C Shares were operational during a portion of the year only. Amounts reflect performance for the period of time the class had operations, which was 351 days during the period.
(g)	Less than $500.
Amounts designated as “—” are $0 or have been rounded to $0.

24 HSBC FAMILY OF FUNDS	See notes to financial statements.

HSBC FAMILY OF FUNDS
Notes to Financial Statements—as of April 30, 2015 (Unaudited)

1. Organization:

The HSBC Funds (the “Trust”), a Massachusetts business trust organized on April 22, 1987, is registered under the Investment Company Act of 1940, as amended (the “Act”), as an open-end management investment company. As of April 30, 2015, the Trust is composed of 16 separate operational funds, each a series of the HSBC Family of Funds, which also includes the HSBC Advisor Funds Trust and the HSBC Portfolios (collectively the “Trusts”). The accompanying financial statements are presented for the following 3 funds (individually a “Fund,” collectively the “Funds”):

Fund	Short Name
HSBC Prime Money Market Fund	Prime Money Market Fund

HSBC U.S. Government Money Market Fund	U.S. Government Money Market Fund

HSBC U.S. Treasury Money Market Fund	U.S. Treasury Money Market Fund

All the Funds are diversified funds. Financial statements for all other funds of the Trusts are published separately.

The Funds are authorized to issue an unlimited number of shares of beneficial interest with a par value of $ 0.001 per share. The Funds are authorized to issue seven classes of shares: Class A Shares, Class B Shares, Class C Shares, Class D Shares, Class E Shares, Class I Shares and Class Y Shares. The Class B Shares of the Funds are offered without any front-end sales charge but will be subject to a contingent deferred sales charge (“CDSC”) ranging from a maximum of 4.00% if redeemed less than one year after purchase to 0.00% if redeemed more than four years after purchase. Class C Shares of the Funds are offered without any front-end sales charge but will be subject to a maximum CDSC of 1.00% if redeemed less than one year after purchase. No sales charges are assessed with respect to Class A, Class D, Class E, Class I or Class Y Shares of the Funds. Each class of shares in each Fund has identical rights and privileges, except with respect to arrangements pertaining to shareholder servicing and/or distribution, class-related expenses, voting rights on matters affecting a single class of shares, and exchange privileges. As of April 30, 2015, Class E Shares were not operational. Class B Shares may no longer be purchased or acquired by any new or existing Class B shareholder, except through dividend and/or capital gains reinvestment.

Under the Trust’s organizational documents, the Funds’ officers and Trustees are indemnified against certain liabilities arising out of the performance of their duties to the Funds. In addition, in the normal course of business, the Trust may enter into contracts with its service providers, which also provide for indemnifications by the Funds. The Funds’ maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Funds. However, based on experience, the Trust expects that risk of loss to be remote.

The Funds are investment companies and follow accounting and reporting guidance under Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) Topic 946, “Financial Services-Investment Companies”.

2. Significant Accounting Policies:

The following is a summary of the significant accounting policies followed by the Funds in the preparation of their financial statements. The policies are in conformity with U.S. generally accepted accounting principles (“GAAP”). The preparation of financial statements requires management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

Securities Valuation:

Investments of the Funds are valued using the amortized cost method pursuant to Rule 2a-7 under the Act, which approximates fair value. Fair value is defined as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. The valuation techniques used to determine fair value are further described in Note 3 below.

HSBC FAMILY OF FUNDS       25

HSBC FAMILY OF FUNDS
Notes to Financial Statements—as of April 30, 2015 (Unaudited) (continued)

Investment Transactions and Related Income:

Investment transactions are accounted for no later than one business day after trade date. However, for financial reporting purposes, investment transactions are accounted for on trade date. Investment gains and losses are calculated on the identified cost basis. Interest income is recognized on the accrual basis and includes, where applicable, the amortization or accretion of premium or discount. Dividend income is recorded on the ex-dividend date.

Restricted and Illiquid Securities:

A restricted security is a security which has been purchased through a private offering and cannot be resold to the general public without prior registration under the Securities Act of 1933 (the “1933 Act”) or pursuant to the resale limitations provided by Rule 144 under the 1933 Act, or another exemption from the registration requirements of the 1933 Act. Certain restricted securities may be resold in transactions exempt from registration, normally to qualified institutional buyers, and may be deemed liquid by the Investment Adviser (as defined in Note 4) based on procedures established by the Board of Trustees (the “Board”). Therefore, not all restricted securities are considered illiquid. At April 30, 2015, all restricted securities held were deemed liquid.

Repurchase Agreements:

The Funds (except U.S. Treasury Money Market Fund) may enter into repurchase agreements with an entity which is a member of the Federal Reserve System or which is a “primary dealer” (as designated by the Federal Reserve Bank of New York) in U.S. government obligations. The U.S. Treasury Money Market Fund may temporarily invest in repurchase agreements collateralized by U.S. Treasury Obligations. The repurchase price generally equals the price paid by a Fund plus interest negotiated on the basis of current short-term rates, which may be more or less than the rate on the underlying portfolio securities. The seller, under a repurchase agreement, is required to maintain the collateral held pursuant to the agreement, with a fair value equal to or greater than the repurchase price (including accrued interest). Securities subject to repurchase agreements are held by the Funds’ custodian or another qualified custodian or in the Federal Reserve/ Treasury book-entry system. Master Repurchase Agreements (“MRA”) permit a Fund, under certain circumstances, including an event of default (such as bankruptcy or insolvency), to offset receivables under the MRA with collateral posted by the counterparty and create one net payment due to or from the Fund. However, bankruptcy or insolvency laws of a particular jurisdiction may impose restrictions on or prohibitions against such a right of offset in the event of the MRA counterparty’s bankruptcy or insolvency. Pursuant to terms of the MRA, a Fund receives securities as collateral with a market value in excess of the repurchase price to be received by the Fund upon the maturity of the transaction. Upon bankruptcy or insolvency of the MRA counterparty, a Fund would recognize a liability with respect to such excess collateral to reflect the Fund’s obligation under bankruptcy law to return the excess to the counterparty. There is potential for loss to a Fund in the event the Fund is delayed or prevented from exercising its rights to dispose of the collateral securities, including the risk of a possible decline in the fair value of the underlying securities during the period while the Fund seeks to assert its rights.

Allocations:

Expenses directly attributable to a Fund are charged to that Fund. Expenses not directly attributable to a Fund are allocated proportionately among the applicable series within the Trusts in relation to the net assets of each fund or on another reasonable basis. Class specific expenses are charged directly to the class incurring the expense. In addition, income, expenses (other than class specific expenses), and unrealized and realized gains and losses are allocated to each class based on relative net assets on a daily basis.

Dividends to Shareholders:

Dividends to shareholders from net investment income, if any, are declared daily and paid monthly from each Fund. Dividends from net realized gains, if any, are declared and paid at least annually by the Funds. Additional distributions are also made to the Funds’ shareholders to the extent necessary to avoid the federal excise tax on certain undistributed income and net realized gains of regulated investment companies.

26       HSBC FAMILY OF FUNDS

HSBC FAMILY OF FUNDS
Notes to Financial Statements—as of April 30, 2015 (Unaudited) (continued)

The amount and character of net investment income and net realized gains distributed are determined in accordance with federal income tax regulations, which may differ from GAAP. These “book/tax” differences are either considered temporary or permanent in nature. To the extent these differences are permanent in nature (e.g., reclassification of market discounts, certain gain/loss, paydowns, and distributions), such amounts are reclassified within the composition of net assets based on their federal tax-basis treatment; temporary differences (e.g., wash losses and post-October loss deferrals) do not require reclassification. To the extent distributions to shareholders from net investment income and net realized gains exceed net investment income and net realized gains for tax purposes, they are reported as distributions of capital.

Federal Income Taxes:

Each Fund is a separate taxable entity for federal income tax purposes. Each Fund has qualified and intends to continue to qualify each year as a “regulated investment company” under Subchapter M of the Internal Revenue Code, as amended, and to distribute substantially all of its taxable net investment income and net realized gains, if any, to its shareholders. Accordingly, no provision for federal income or excise tax is required.

Management of the Funds has reviewed tax positions taken in tax years that remain subject to examination by all major tax jurisdictions, including federal (i.e., the last three tax year ends and the interim tax period since then, as applicable). Management believes that there is no tax liability resulting from unrecognized tax benefits related to uncertain tax positions taken.

New Accounting Pronouncement:

In June 2014, the Financial Accounting Standards Board issued Accounting Standards Update No. 2014-11 “Transfers and Servicing (Topic 860)” (“ASU 2014-11”), which requires repurchase-to-maturity transactions to be accounted for as secured borrowing rather than sales with a forward commitment. In addition, for repurchase financing agreements, separate secured borrowing accounting is required for the components (i.e., transfer of a financial asset contemporaneous with a repurchase agreement with the same counterparty). The new and amended disclosures are effective for interim and annual reporting periods beginning after December 15, 2014. Management is currently evaluating the implications of ASU 2014-11 and its impact on the financial statements and related disclosures has not yet been determined.

3. Investment Valuation Summary:

The valuation techniques employed by the Funds, as described below, maximize the use of observable inputs and minimize the use of unobservable inputs in determining fair value. The inputs used for valuing the Funds’ investments are summarized in the three broad levels listed below:

●	Level 1: quoted prices in active markets for identical assets

●	Level 2: other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

●	Level 3: significant unobservable inputs (including a Fund’s own assumptions in determining the fair value of investments)

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The Funds determine transfers between fair value hierarchy levels at the reporting period end. The inputs or methodology used for valuing investments are not necessarily an indication of the risk associated with investing in those investments.

Investments of the Funds are valued using the amortized cost method pursuant to Rule 2a-7 under the Act, which approximates fair value and are typically categorized as Level 2 in the fair value hierarchy. The amortized cost method involves valuing an instrument at its cost initially and thereafter assuming a constant amortization to maturity of any discounts or premium, regardless of the impact of fluctuating interest rates on the market value of the instrument. The amortized cost method may result in periods during which value, as determined by amortized cost, is higher or lower than the price a Fund holding the instrument would receive if it sold the instrument. The fair value of securities in the Funds can be expected to vary with changes in prevailing interest rates.

HSBC FAMILY OF FUNDS       27

HSBC FAMILY OF FUNDS
Notes to Financial Statements—as of April 30, 2015 (Unaudited) (continued)

Investments in other money market funds are priced at net asset value as reported by such companies and are typically categorized as Level 1 in the fair value hierarchy.

Repurchase agreements are valued at original cost and are typically categorized as Level 2 in the fair value hierarchy.

For the period ended April 30, 2015, there were no Level 3 investments for which significant unobservable inputs were used to determine fair value.

The following is a summary of the valuation inputs used as of April 30, 2015 in valuing the Funds’ investments based upon the three levels defined above. The breakdown of investment categorization is disclosed in the Schedule of Portfolio Investments for each Fund:

	LEVEL 1($)	LEVEL 2($)	LEVEL 3($)	Total($)
Prime Money Market Fund
Investment Securities:
Certificates of Deposit	—	1,939,502,919	—	1,939,502,919
Commercial Paper and Notes	—	1,795,660,630	—	1,795,660,630
Corporate Obligations	—	125,000,000	—	125,000,000
Yankee Dollars	—	124,455,970	—	124,455,970
U.S. Treasury Obligation	—	125,030,542	—	125,030,542
Time Deposits	—	764,000,000	—	764,000,000
Total Investment Securities	—	4,873,650,061	—	4,873,650,061

U.S. Government Money Market Fund
Investment Securities:
U.S. Government and Government
Agency Obligations	—	3,926,054,617	—	3,926,054,617
U.S. Treasury Obligations	—	106,032,439	—	106,032,439
Repurchase Agreements	—	1,650,000,000	—	1,650,000,000
Total Investment Securities	—	5,682,087,056	—	5,682,087,056

U.S. Treasury Money Market Fund
Investment Securities:
U.S. Treasury Obligations	—	1,882,302,564	—	1,882,302,564
Total Investment Securities	—	1,882,302,564	—	1,882,302,564

4. Related Party Transactions and Other Agreements and Plans:

Investment Management:

HSBC Global Asset Management (USA) Inc. (“HSBC” or the “Investment Adviser”), a wholly owned subsidiary of HSBC Bank USA, N.A., a national bank organized under the laws of the United States, acts as Investment Adviser to the Funds. As Investment Adviser, HSBC manages the investments of the Funds and continuously reviews, supervises and administers the Funds’ investments pursuant to an Investment Advisory Contract. For its services as investment adviser, HSBC receives a fee from each Fund, accrued daily and paid monthly, based on the average daily net assets of each respective Fund, at an annual rate of 0.10%.

28       HSBC FAMILY OF FUNDS

HSBC FAMILY OF FUNDS
Notes to Financial Statements—as of April 30, 2015 (Unaudited) (continued)

HSBC also provides operational support services to the Funds pursuant to an Operational Support Services Agreement. For its services in this capacity, HSBC receives a fee, accrued daily and paid monthly, based on the average daily net assets of Class A Shares, Class B Shares, Class C Shares, Class D Shares and Class Y Shares, at an annual rate of:

Fund	Fee Rate(%)
Prime Money Market Fund	0.10
U.S. Government Money Market Fund	0.10
U.S. Treasury Money Market Fund	0.10

The Bank of New York Mellon (the “Servicer”) provides recordkeeping, reporting and processing services to the Prime Money Market Fund, U.S. Government Money Market Fund and U.S. Treasury Money Market Fund, Class I Shares. The Servicer is paid by the Investment Adviser from its profits and not by the Funds, for these services.

Administration:

HSBC also serves as Administrator to the Trusts. Under the terms of the Administration Agreement, HSBC receives from the Funds (as well as other funds in the Trusts combined) a fee, accrued daily and paid monthly, at an annual rate of:

Based on Average Daily Net Assets of	Fee Rate(%)
Up to $10 billion	0.0550
In excess of $10 billion but not exceeding $20 billion	0.0350
In excess of $20 billion but not exceeding $50 billion	0.0275
In excess of $50 billion	0.0250

The fee rates and breakpoints are determined on the basis of the aggregate average daily net assets of the Trusts. The total administration fee paid to HSBC is allocated to each series based upon its proportionate share of the aggregate net assets of the Trusts, subject to certain allocations in cases where one fund invests some or all of its assets in another fund. An amount equal to 50% of the administration fee is deemed to be class specific.

Pursuant to a Sub-Administration Agreement with HSBC, Citi Fund Services Ohio, Inc. (“Citi”), a wholly- owned subsidiary of Citigroup, Inc., serves as the Trusts’ Sub-Administrator, subject to the general supervision by the Board and HSBC. For these services, Citi is entitled to a fee, payable by HSBC, at an annual rate equivalent to the fee rates set forth above subject to certain reductions associated with services provided to new funds, minus 0.02% which is retained by HSBC. During the period ended April 30, 2015, Citi voluntarily reduced its sub-administration fees by $115,812.

Under a Compliance Services Agreement between the Trusts and Citi (the “CCO Agreement”), Citi makes an employee available to serve as the Trusts’ Chief Compliance Officer (the “CCO”). Under the CCO Agreement, Citi also provides infrastructure and support in implementing the written policies and procedures comprising the Trusts’ compliance program, including support services to the CCO. For the services provided under the CCO Agreement, the Trusts paid Citi $174,850 for the period ended April 30, 2015, plus reimbursement of certain out of pocket expenses. Expenses incurred by each Fund are reflected on the Statements of Operations as “Compliance Services.” Citi pays the salary and other compensation earned by individuals performing these services, as employees of Citi.

Distribution Arrangements:

Foreside Distribution Services, L.P. (“Foreside”), a wholly-owned subsidiary of Foreside Financial Group LLC, serves the Trust as Distributor (the “Distributor”). The Trust, for certain Funds. has adopted a non-compensatory Distribution Plan and Agreement (the “Distribution Plan”) pursuant to Rule 12b-1 of the Act. The Distribution Plan provides for reimbursement of expenses incurred by the Distributor related to distribution and marketing, at a rate not to exceed 0.25%, 1.00%, 1.00% and 0.25% of the average daily net assets of Class A Shares (currently not being charged), Class B Shares (currently charging 0.75%), Class C Shares (currently charging 0.75%) and Class D Shares (currently not being charged) of the Funds, respectively. For the period ended April 30, 2015, Foreside, as Distributor, also received $90,366, $0, and $11,235 in commissions

HSBC FAMILY OF FUNDS       29

HSBC FAMILY OF FUNDS
Notes to Financial Statements—as of April 30, 2015 (Unaudited) (continued)

from sales of the Trusts, for Class A Shares, Class B Shares, and Class C Shares, respectively of which $23, $0, and $0 were reallocated to HSBC-affiliated brokers and dealers, for Class A Shares, Class B Shares, and Class C Shares, respectively. Expenses reduced during the period ended April 30, 2015 are reflected on the Statements of Operations as “Fees voluntarily reduced by Distributor.”

Shareholder Servicing:

The Trust has adopted a Shareholder Services Plan, which provides for payments to shareholder servicing agents (which primarily consist of HSBC and its affiliates) for providing various shareholder services. For performing these services, the shareholder servicing agents receive a fee that is computed daily and paid monthly up to 0.60%, 0.25%, 0.25%, 0.25% and 0.10% of the average daily net assets of Class A Shares (currently charging 0.40%), Class B Shares, Class C Shares, Class D Shares and Class E Shares (expected to charge 0.05%) of the Funds, respectively. The aggregate fees paid to the Distributor pursuant to the Distribution Plan and to shareholder servicing agents pursuant to the Shareholder Services Plan may not exceed, in the aggregate, 0.85%, 1.00%, 100%, 0.50% and 0.10% annually of each Fund’s average daily net assets of Class A Shares, Class B Shares, Class C Shares, Class D Shares and Class E Shares, respectively. Expenses reduced during the period ended April 30, 2015 are reflected on the Statements of Operations as “Fees voluntarily reduced by Shareholder Servicing Agent.”

Fund Accounting and Transfer Agency:

Citi provides fund accounting for each Fund. Until March 31, 2015, Citi also provided transfer agency services for each Fund. As transfer agent, Citi received a fee based on the number of funds and shareholder accounts, subject to certain minimums, reductions associated with services provided to new funds and reimbursement of certain expenses. As fund accountant, Citi receives an annual fee per fund and share class, subject to certain minimums and reimbursement of certain expenses. Citi receives additional fees paid by the Trust for blue sky exemption services and money market fund reporting services. Effective March 31, 2015, transfer agent services are provided under the terms of a separate transfer agency services agreement with Citi. Citi’s rights and obligations under the transfer agency services agreement, in turn, were assigned to SunGard Investor Services LLC (“SIS”), effective March 31, 2015. The transfer agency services, and fees charged for such services, are unchanged as a result of the separate agreement or the assignment to SIS.

Independent Trustees:

Effective January 1, 2015, the Trusts pay each Independent Trustee an annual retainer of $100,000. The Trusts pay a fee of $12,000 for each regular meeting of the Board of Trustees attended and a fee of $3,000 for each special meeting attended. The Trusts pay each Committee Chair an annual retainer of $12,000, with the exception of the Chair of the Audit Committee, who receives a retainer of $15,000. The Trusts also pay the Chairman of the Board, an additional annual retainer of $30,000. Prior to January 1, 2015, the Trusts paid each Independent Trustee an annual retainer of $100,000. The Trusts paid a fee of $10,000 for each regular meeting of the Board of Trustees attended and a fee of $3,000 for each special meeting attended. The Trusts paid each Committee Chair an annual retainer of $3,000, with the exception of the Chair of the Audit Committee, who received a retainer of $6,000. The Trusts also paid the Chairman of the Board, an additional annual retainer of $24,000. In addition, for time expended on Board duties outside normal meetings, which is authorized by the Board, a Trustee was compensated at the rate of $500 per hour, up to a maximum of $ 3,000 per day.

30       HSBC FAMILY OF FUNDS

HSBC FAMILY OF FUNDS
Notes to Financial Statements—as of April 30, 2015 (Unaudited) (continued)

Fee Reductions:

The Investment Adviser has contractually agreed to limit through March 1, 2016 the annual total expenses, exclusive of interest, taxes, brokerage commissions, and extraordinary expenses, of certain classes of the Funds. Each affected Fund Class has its own expense limitations based on the average daily net assets for any full fiscal year as follows:

		Contractual
		Expense
Fund	Class	Limitations(%)
Prime Money Market Fund	E	0.25	*
Prime Money Market Fund	I	0.20
U.S. Government Money Market Fund	E	0.25	*
U.S. Government Money Market Fund	I	0.20
U.S. Treasury Money Market Fund	E	0.25	*
U.S. Treasury Money Market Fund	I	0.20
____________________

*     As of April 30, 2015, Class E Shares were not operational.

Any amounts contractually waived or reimbursed by the Investment Adviser will be subject to repayment by the respective Fund to the Investment Adviser within three years to the extent that the repayment will not cause the Fund’s operating expenses to exceed the contractual expense limit that was in effect at the time of such waiver or reimbursement. At April 30, 2015, there were no remaining contractual reimbursements that are subject to repayment by the Funds in subsequent years.

The Administrator and Citi may voluntarily waive/reimburse fees to help support the expense limits of the Funds. In addition, HSBC, in its role as Investment Adviser and Administrator, may waive/reimburse additional fees at its discretion. Any voluntary fee waivers/reimbursements are not subject to recoupment in subsequent fiscal periods. Voluntary waivers/reimbursements may be stopped at any time. Amounts waived/reimbursed by the Investment Adviser, Administrator and Citi are reported separately on the Statements of Operations, as applicable.

The Funds have entered into an arrangement with their custodian whereby credits realized as a result of uninvested cash balances are used to reduce a portion of the Funds’ custodian expenses. Expenses reduced during the period ended April 30, 2015 are reflected on the Statements of Operations as “Fees paid indirectly,” as applicable.

5. Federal Income Tax Information:

At April 30, 2015, the cost basis of securities for federal income tax purposes, gross unrealized appreciation, gross unrealized depreciation and net unrealized appreciation/depreciation were as follows:

				Net Unrealized
		Tax Unrealized	Tax Unrealized	Appreciation/
	Tax Cost ($)	Appreciation ($)	Depreciation ($)	(Depreciation) ($)*
Prime Money Market Fund	4,873,650,061	—	—	—
U.S. Government Money
Market Fund	5,682,093,216	—	(6,160)	(6,160)
U.S. Treasury Money
Market Fund	1,882,302,564	—	—	—
____________________

*	The differences between book-basis unrealized appreciation (depreciation) is attributable primarily to tax deferral of losses on wash sales.

HSBC FAMILY OF FUNDS       31

HSBC FAMILY OF FUNDS
Notes to Financial Statements—as of April 30, 2015 (Unaudited) (continued)

The tax character of dividends paid by the Funds as of the latest tax year ended October 31, 2014 was as follows:

	Dividends paid from
		Net
		Long Term	Total	Tax	Total
	Ordinary	Capital	Taxable	Exempt	Dividends
	Income ($)	Gains ($)	Dividends ($)	Distributions ($)	Paid ($)(1)
Prime Money Market Fund	1,861,766	—	1,861,766	—	1,861,766
U.S. Government Money
Market Fund	1,021,643	—	1,021,643	—	1,021,643
U.S. Treasury Money
Market Fund	109,274	—	109,274	—	109,274
____________________

(1)	Total dividends paid may differ from the amount reported in the Statement of Changes in Net Assets because dividends are recognized when actually paid for tax purposes.

As of the latest tax year ended October 31, 2014, the components of accumulated earnings/(deficit) on a tax basis for the Funds were as follows:

						Accumulated		Total
	Undistributed	Undistributed	Undistributed			Capital	Unrealized	Accumulated
	Ordinary	Tax Exempt	Long Term	Accumulated	Dividends	and Other	Appreciation/	Earnings/
	Income ($)	Income ($)	Capital Gains ($)	Earnings ($)	Payable ($)	Losses ($)	(Depreciation) ($)	(Deficit) ($)
Prime Money
Market Fund	44,570	—	—	44,570	(43,279)	—	—	1,291
U.S. Government Money
Market Fund	34,584	—	—	34,584	(34,584)	(27,280)	(25,360)	(52,640)
U.S. Treasury Money
Market Fund	—	—	—	—	—	(24,663)	—	(24,663)

As of the latest tax year ended October 31, 2014, the Funds have net capital loss carryforwards (“CLCFs”) as summarized in the tables below. CLCFs subjects to expiration are applied as short-term capital loss regardless of whether the originating capital loss was short-term or long-term. CLCFs that are not subject to expiration must be utilized before those that are subject to expiration. The Board does not intend to authorize a distribution of any realized gain for the Funds until any applicable CLCF has been offset or expires.

CLCFs not subject to expiration:

	Short Term	Long Term
	Amount ($)	Amount ($)	Total ($)
U.S. Government Money Market Fund	25,111	2,169	27,280
U.S. Treasury Money Market Fund	13,253	11,410	24,663

6. Legal and Regulatory Matters:

On September 26, 2006 BISYS Fund Services, Inc. (“BISYS”), an affiliate of BISYS Fund Services Ohio, Inc. which provided various services to the Funds, reached a settlement with the Securities and Exchange Commission (the “SEC”) regarding the SEC’s investigation related to BISYS’ past payment of certain marketing and other expenses with respect to certain of its mutual fund clients. The related settlement monies were received by the Funds during the year ended October 31, 2010. The corresponding impact to the net income ratio and total return for the year ended October 31, 2010 are disclosed in the Funds’ Financial Highlights.

On July 23, 2014, the SEC voted to amend the rules under the Act that currently govern the operations of the Funds. The majority of these amendments, except for certain disclosure enhancements, will not take effect until October 2016. A significant change resulting from these amendments is a requirement that institutional (i.e., not retail as defined in the amendments) prime, including institutional municipal money market funds, transact fund shares based on a market-based net asset value (NAV) per share, although other types of money market funds may continue to transact fund shares at an NAV calculated using the amortized cost valuation

32       HSBC FAMILY OF FUNDS

HSBC FAMILY OF FUNDS
Notes to Financial Statements—as of April 30, 2015 (Unaudited) (continued)

method. Among other requirements, the amendments also will permit a money market fund or, in certain circumstances, require a money market fund (other than a government money market fund which satisfies the requirements of the amended rules) to impose liquidity fees on all redemptions, and permit a money market fund to limit (or gate) redemptions for up to 10 business days in any 90-day period. The degree to which a money market fund will be impacted by the rule amendments will depend upon the type of fund and type of investors (retail or institutional). At this time, management is evaluating the implications of these amendments and their impact on the Funds, including potential effects on each Fund’s operations and returns.

7. Subsequent Events:

Management has evaluated events and transactions through the date the financial statements were issued, for purposes of recognition or disclosure in these financial statements and there are no subsequent events to report.

HSBC FAMILY OF FUNDS       33

HSBC FAMILY OF FUNDS
Investment Adviser Contract Approval

Section 15(c) of the Investment Company Act of 1940, as amended (the “1940 Act”), generally requires that a majority of the trustees of a mutual fund who are not “interested persons” of the fund or the investment adviser, as defined in the 1940 Act (the “Independent Trustees”), review and approve the investment advisory agreement at an in person meeting for an initial period of up to two years and thereafter on an annual basis. A summary of the materials factors considered by the Independent Trustees and the Boards of Trustees (the “Board”) of HSBC Funds, HSBC Advisor Funds Trust and HSBC Portfolios (each, a “Trust”) in connection with approving investment advisory and sub-advisory agreements for the series of the Trusts (each, a “Fund”) and the conclusions the Independent Trustees and Board made as a result of those considerations are set forth below.

Annual Continuation of Advisory and Sub-Advisory Agreements

The Board met in person and the Contracts and Expense Committee thereof, which consists of the Independent Trustees of the Trust (the “Contracts Committee”), met separately on two occasions (telephonically and in person) to consider, among other matters, the approval of the continuation of the: (i) Investment Advisory Contracts and related Supplements (“Advisory Contracts”) between the Trusts and the Adviser and (ii) Sub-Advisory Agreements (“Sub-Advisory Contracts” and, together with the Advisory Contracts, the “Agreements”) between the Adviser and each investment sub-adviser (“Sub-Adviser”) on behalf of one or more of the Funds.1

Prior to the meetings, the Independent Trustees requested, received and reviewed information to help them evaluation the terms of the Agreements. This information included, among other things, information about: (i) the services that the Adviser and Sub-Advisers provide; (ii) the personnel who provide such services; (iii) investment performance, including comparative data provided by Strategic Insight; (iv) trading practices of the Adviser and Sub-Advisers; (v) fees received or to be received by the Adviser and Sub-Advisers, including comparison with the advisory fees paid by other similar funds based on materials provided by Strategic Insight; (vi) total expense ratios, including in comparison with the total expense ratios of other similar funds provided by Strategic Insight; (vii) the profitability of the Adviser and certain of the Sub-Advisers; (viii) compliance-related matters pertaining to the Adviser and Sub-Advisers; (ix) regulatory developments, namely amendments adopted by the U.S. Securities and Exchange Commission (“SEC”) to the rules governing money market funds; and (x) and other information regarding the nature, extent and quality of services provided by the Adviser and the Sub-Advisers under their respective Agreements.

Counsel to the Trusts and counsel to the Independent Trustees were present at the Board Meetings. The Independent Trustees were separately advised by independent counsel throughout the process, and met with independent counsel in periodic executive and private sessions at which no representatives of management were present, including the two meetings of the Contracts Committee. Prior to voting to continue the Agreements, the Independent Trustees also receives a memorandum from their independent counsel discussing the legal standards for their consideration of the proposed continuation of the Agreements.

During the December 5, 2014 and December 15-16, 2014 Contracts Committee meetings, the Contracts Committee discussed, among other things: (i) the information provided in advance of the meetings; (ii) the Funds’ investment advisory arrangements and expense limitation agreements with the Adviser; (iii) the Trusts’ arrangements with unaffiliated sub-advisers to the Trusts, Westfield Capital Management Company, LP (“Westfield”) and Winslow Capital Management, LLC (“Winslow”); (iv) the Trusts’ arrangements with the affiliated sub-advisers to the Trusts, HSBC Global Asset Management (UK) Limited and HSBC Global Asset Management (Hong Kong ) Limited; (v) the fees paid to the Adviser pursuant to the Trusts’ agreements with the Adviser for the provision of various non-advisory services, including the Administration Agreement, Support Services Agreement and Operation Support Services Agreement and the terms and purpose of these agreements and comparative information about services and fees of other peer funds; (vi) regulatory considerations; (vii) the Adviser’s Multimanager function and the level of oversight services provided to Funds that are sub-advisers; (viii) the Adviser’s advisory services with respect to the Funds that are money market funds (“Money Market Funds”); (ix) the Adviser’s profitability and direct and indirect expenses; and (x) additional information provided by the Adviser at the request of the Board, following the December 5, 2014 Contracts Committee meeting. Following the December 5, 2014 and December 15-16, 2014 Contracts Committee meetings, the members of the Contracts Committee determined to recommend to the Board that the Agreements be continued for an additional one-year period.
____________________

1	The HSBC Asia ex-Japan Smaller Companies Equity Fund recently commenced operations and, therefore, the Agreement with respect to this Fund was not up for renewal.

34       HSBC FAMILY OF FUNDS

HSBC FAMILY OF FUNDS
Investment Adviser Contract Approval (continued)

At the in-person meeting held on December 16, 2014, the Board, including the Independent Trustees, reviewed and discussed the materials and other information provided by the Adviser and Sub-Advisers and considered the previous deliberations and recommendation of the Contracts Committee. In addition, the Board and the Contracts Committee took into consideration its experience with the Adviser and the Sub-Advisers, including quarterly performance reports prepared by management containing reviews of investment results and periodic presentations from portfolio managers, product managers and other senior employees of the Adviser and certain of the Sub-Advisers. As a result of this process, the Board and Independent Trustees determined to approve the continuation of the Agreements with respect to each Fund. The Committee and the Board reviewed materials and made their respective determinations based on a Fund by Fund basis.

Nature, Extent, and Quality of Services Provided by Adviser and Sub-Advisers. The Board, including the Independent Trustees, examined the nature, quality and extent of the investment advisory services provided by the Adviser to the Funds, as well as the quality and experience of the Adviser’s personnel.

The Board, including the Independent Trustees, also considered: (i) the long-term relationship between the Adviser and the Funds; (ii) the Adviser’s reputation and financial condition; (iii) the increase during the period of the HSBC Family of Funds’ assets; (iv) the Adviser’s ongoing efforts to implement the amendments adopted by the SEC to the rules governing money market funds; (iv) the business strategy of the Adviser and its parent company and their financial and other resources that are committed to the Funds’ business; and (v) the capabilities and performance of the Adviser’s portfolio management teams and other personnel.

With respect to the Money Market Funds, the Board also considered the additional yield support, in the form of additional expense reductions, provided by the Adviser and its affiliates to maintain a competitive yield for the Money Market Funds, and noted the impact of these subsidies and waivers had on the profitability of the Adviser. In addition, the Board considered the Adviser’s performance in fulfilling its responsibilities for overseeing its own and the Sub-Advisers’ compliance with the Funds’ compliance policies and procedures and investment objectives.

The Board, including the Independent Trustees, also examined the nature, quality and extent of the services that the Sub-Advisers provide to their respective Funds. In this regard, the Board considered the investment performance, as described below, and the portfolio risk characteristics achieved by the Sub-Advisers and the Sub-Advisers’ portfolio management teams, their experience, and the quality of their compliance programs, among other factors. The Board noted that Nuveen Investments, Inc., the parent company of Winslow, was recently acquired by TIAA-CREF. This acquisition resulted in a change of control of Winslow and an automatic termination of the previous Sub-Advisory Contract with Winslow under the 1940 Act. The Trustees considered the impact of this acquisition to the nature, quality and extent of the investment advisory services provided by Winslow.

Based on these considerations, the Board, including the Independent Trustees, concluded that the nature, quality and extent of the services provided by the Adviser and Sub-Advisers supported continuance of the Agreements.

Investment Performance of the Funds, Adviser and Sub-Advisers. The Board, including the Independent Trustees, considered the investment performance of each Fund over various periods of time, as compared to one another as well as to comparable peer funds, one or more benchmark indices and other accounts managed by the Adviser and Sub-Advisers.

In the context of the Aggressive Strategy Fund, Balanced Strategy Fund, Moderate Strategy Fund, Conservative Strategy Fund and Income Strategy Fund (the “World Selection Funds”), the Board considered the relationship between the targeted risk, or volatility, levels of the Funds and their performance, as well as the difficulties in identifying an appropriate peer group against which to compare these funds in light of their targeted risk levels. The Board also considered Fund expenses, recent changes to the World Selection Funds’ investment strategies that are expected to result in a decrease in Fund expenses and the impact of estimated Fund expenses on performance.

In the context of the HSBC Growth Portfolio, the Board discussed performance for the 3-year and 5-year periods and evaluated the Adviser’s discussion of the Fund’s performance in light of the current market conditions and Winslow’s investment strategy. The Independent Trustees noted that the fees paid to Winslow are based on total assets under management of all Winslow sub-advised funds affiliated with the Adviser, including the HSBC Growth Portfolio. In the context of the HSBC Opportunity Portfolio, the Board discussed Fund expenses, including

HSBC FAMILY OF FUNDS       35

HSBC FAMILY OF FUNDS
Investment Adviser Contract Approval (continued)

the sub-advisory fees paid to Westfield, and recent performance and volatility information. The Board noted the HSBC Opportunity Portfolio was in the first quartile for the 1-year, 3-year and 5-year periods in its respective Morningstar category.

In the context of the HSBC Emerging Markets Debt Fund, HSBC Emerging Markets Local Debt Fund, HSBC Frontier Markets Fund, HSBC Total Return Fund and HSBC RMB Fixed Income Fund, the Board evaluated each Fund’s performance against the comparative data provided by Strategic Insight. The Independent Trustees also considered the Adviser’s commentary on this comparative data.

In the context of the HSBC Emerging Markets Debt Fund and HSBC Emerging Markets Local Debt Fund, the Board noted that the Funds’ relative performance was in the first quartile year-to-date and the second quartile for the 1-year period ending September 2014, in their respective Morningstar categories, and that each Fund’s contractual advisory fee was relatively low compared to its peers. In addition, the Board considered the HSBC Frontier Markets Fund’s current expense ratios, but noted that its relative performance was in the first quartile for the 1-year and 3-year periods ending September 2014 in its respective Morningstar category, and that it is currently closed to new investors.

With respect to the HSBC Total Return Fund, the Board noted the Adviser’s discussion of the difficulties in identifying an appropriate peer group against which to compare this Fund in light of its investment strategies, and considered the Fund’s relative performance, which was in the third quartile year-to-date and for the 1-year period ending September 2014 in its respective Morningstar category. The Board also considered the Fund’s current expense ratios compared to its peers. In the context of the HSBC RMB Fixed Income Fund, the Independent Trustees discussed the Fund’s unique investment strategies and relative performance against its peer group.

For the Money Market Funds, the Board considered the additional yield support that the Adviser had provided in order for the Money Market Funds to maintain positive yield and performance, and that the returns of the Funds were similar to their competitors.

The Board, including the Independent Trustees, considered the Adviser’s commitment to continue to evaluate and undertake actions to help generate competitive investment performance. The Board, including the Independent Trustees, concluded that under the circumstances, the investment performance of each Fund was such that each Agreement should continue.

Costs of Services and Profits Realized by the Adviser and Sub-Advisers. The Board, including the Independent Trustees, considered the costs of the services provided by the Adviser and Sub-Advisers and the expense ratios of the Funds more generally. The Board considered the Adviser’s profitability and costs, including, but not limited to, an analysis provided by the Adviser of its estimated profitability attributable to its relationship with the Funds. The Board also considered the contractual advisory fees under the Advisory Contracts and compared those fees to the fees of similar funds, which had been compiled and provided by Strategic Insight. The Board determined that, although some competitors had lower fees than the Funds, in general, the Fund’s advisory fees were reasonable in light of the nature and quality of services provided, noting the resources, expertise and experience provided to the Funds by the Adviser and Sub-Advisers.

The Board also considered information comparing the advisory fees under the Advisory Contracts with those of other accounts managed by the Adviser.

The Board further considered the costs of the services provided by the Sub-Advisers, as available; the relative portions of the total advisory fees paid to the Sub-Advisers and retained by the Adviser in its capacity as the Funds’ investment adviser; and the services provided by the Adviser and Sub-Advisers. In the context of the HSBC Growth Portfolio and HSBC Opportunity Portfolio, the Board considered the sub-advisory fee structures, and any applicable breakpoints. In addition, the Board discussed the distinction between the services provided by the Adviser to HSBC Funds with sub-advisers pursuant to the Advisory Contracts and the services provided by the sub-advisers pursuant to the Sub-Advisory Contracts. The Board also considered information on profitability where provided by the Sub-Advisers.

The Board, including the Independent Trustees, concluded that the advisory fees payable to the Adviser and the Funds’ Sub-Advisers were reasonable in light of the factors set forth above.

36       HSBC FAMILY OF FUNDS

HSBC FAMILY OF FUNDS
Investment Adviser Contract Approval (continued)

Other Relevant Considerations. The Board, including the Independent Trustees, also considered the extent to which the Adviser and Sub-Advisers had achieved economies of scale, whether the Funds’ expense structure permits economies of scale to be shared with the Funds’ shareholders and, if so, the extent to which the Funds’ shareholders may benefit from these economies of scale. The Board noted that, The Board also noted the contractual caps on certain Fund expenses provided by the Adviser with respect to many of the Funds in order to reduce or control the overall operating expenses of those Funds and noted the Adviser’s entrepreneurial commitment to the Funds. In addition, the Board considered certain information provided by the Adviser and Sub-Advisers with respect to the benefits they may derive from their relationships with the Funds, including the fact that certain Sub-Advisers have “soft dollar” arrangements with respect to Fund brokerage and therefore may have access to research and other permissible services.

In approving the renewal of the Agreements, the Board, including the Independent Trustees, did not identify any single factor as controlling, and generally attributed different weights to various factors for the various Funds. The Board evaluated all information available to them on a Fund-by-Fund basis, and their decisions were made separately with respect to each Fund. In light of the above considerations and such other factors and information it considered relevant, the Board by a unanimous vote of those present in person at the meeting (including a separate unanimous vote of the Independent Trustees present in person at the meeting) approved the continuation of each Agreement.

HSBC FAMILY OF FUNDS       37

HSBC FAMILY OF FUNDS
Table of Shareholder Expenses—as of April 30, 2015 (Unaudited)

As a shareholder of the Funds, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchases, redemption fees and exchange fees; and (2) ongoing costs, including management fees, distribution fees and other Fund expenses. These examples are intended to help you understand your ongoing costs (in dollars) of investing in the Funds and to compare the cost with the ongoing costs of investing in other mutual funds.

These examples are based on an investment of $1,000 invested at the beginning of the period and held for the entire period from November 1, 2014 through April 30, 2015.

Actual Example

The table below provides information about actual account values and actual expenses. You may use the information below, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the table under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

					Annualized
		Beginning	Ending	Expenses Paid	Expense Ratio
		Account Value	Account Value	During Period*	During Period
		11/1/14	4/30/15	11/1/14 - 4/30/15	11/1/14 - 4/30/15
Prime Money Market Fund	Class A Shares	1,000.00	1,000.10	0.89	0.18%
	Class D Shares	1,000.00	1,000.10	0.94	0.19%
	Class I Shares	1,000.00	1,000.30	0.74	0.15%
	Class Y Shares	1,000.00	1,000.10	0.94	0.19%

U.S. Government Money
Market Fund	Class A Shares	1,000.00	1,000.10	0.30	0.06%
	Class B Shares	1,000.00	1,000.10	0.30	0.06%
	Class D Shares	1,000.00	1,000.10	0.30	0.06%
	Class I Shares	1,000.00	1,000.10	0.30	0.06%
	Class Y Shares	1,000.00	1,000.10	0.30	0.06%

U.S. Treasury Money
Market Fund	Class D Shares	1,000.00	1,000.00	0.25	0.05%
	Class I Shares	1,000.00	1,000.00	0.25	0.05%
	Class Y Shares	1,000.00	1,000.00	0.25	0.05%
____________________

*	Expenses are equal to the average account value over the period, multiplied by the Fund’s annualized expense ratio, multiplied by 181/365 (to reflect the one half year period).

38       HSBC FAMILY OF FUNDS

HSBC FAMILY OF FUNDS
Table of Shareholder Expenses—as of April 30, 2015 (Unaudited) (continued)

Hypothetical Example for Comparison Purposes

The table below provides information about hypothetical account values and hypothetical expenses based on each Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees, or exchange fees. Therefore, the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

					Annualized
		Beginning	Ending	Expenses Paid	Expense Ratio
		Account Value	Account Value	During Period*	During Period
		11/1/14	4/30/15	11/1/14 - 4/30/15	11/1/14 - 4/30/15
Prime Money Market Fund	Class A Shares	1,000.00	1,023.90	0.90	0.18%
	Class D Shares	1,000.00	1,023.85	0.95	0.19%
	Class I Shares	1,000.00	1,024.05	0.75	0.15%
	Class Y Shares	1,000.00	1,023.85	0.95	0.19%
U.S. Government Money
Market Fund	Class A Shares	1,000.00	1,024.50	0.30	0.06%
	Class B Shares	1,000.00	1,024.50	0.30	0.06%
	Class D Shares	1,000.00	1,024.50	0.30	0.06%
	Class I Shares	1,000.00	1,024.50	0.30	0.06%
	Class Y Shares	1,000.00	1,024.50	0.30	0.06%
U.S. Treasury Money
Market Fund	Class D Shares	1,000.00	1,024.55	0.25	0.05%
	Class I Shares	1,000.00	1,024.55	0.25	0.05%
	Class Y Shares	1,000.00	1,024.55	0.25	0.05%
____________________

*	Expenses are equal to the average account value over the period, multiplied by the Fund’s annualized expense ratio, multiplied by 181/365 (to reflect the one half year period).

HSBC FAMILY OF FUNDS       39

Other Information (Unaudited):

Information regarding how the Funds voted proxies relating to portfolio securities during the most recent 12-month period ended June 30th is available (i) without charge, upon request, by calling 1-800-525-5757 for HSBC Bank USA and HSBC Brokerage (USA) Inc. clients and 1-800-782-8183 for all other shareholders; (ii) on the Funds’ website at www.investorfunds.us.hsbc.com; and (iii) on the Security and Exchange Commission’s (“Commission”) website at http://www.sec.gov.

The Funds file their complete schedules of portfolio holdings with the Commission for the first and third quarters of each fiscal year on Form N-Q. The Funds’ Forms N-Q are available on the Commission’s website at http://www.sec.gov. The Funds’ Forms N-Q may be reviewed and copied at the Commission’s Public Reference Room in Washington, D.C. and information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330. The Funds’ Schedules of Investments will be available no later than 60 days after each period end, without charge, on the Funds’ website at www.investorfunds.us.hsbc.com.

Each Fund will disclose on its website at www.investorfunds.us.hsbc.com, within five business days after the end of each month, a complete schedule of portfolio holdings and information regarding the weighted average maturity of the Fund. In addition, each Fund will file with the Commission on Form N-MFP, within five business days after the end of each month, more detailed portfolio holdings information. The Funds’ Forms N-MFP will be available on the Commission’s website at http://www.sec.gov, on a delayed basis, and the Funds’ website will also contain a link to these filings.

An investment in a Fund is not a deposit of HSBC Bank USA, National Association, and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

40       HSBC FAMILY OF FUNDS

HSBC FAMILY OF FUNDS:

INVESTMENT ADVISER AND ADMINISTRATOR

HSBC Global Asset Management (USA) Inc.
452 Fifth Avenue
New York, NY 10018

SHAREHOLDER SERVICING AGENTS

For HSBC Bank USA, N.A. and
HSBC Securities (USA) Inc. Clients:
HSBC Bank USA, N.A.
452 Fifth Avenue
New York, NY 10018
1-888-525-5757

For All Other Shareholders:

HSBC Funds
P.O. Box 182845
Columbus, OH 43218
1-800-782-8183

TRANSFER AGENT

SunGard Investor Services, LLC
3435 Stelzer Road
Columbus, OH 43219

DISTRIBUTOR

Foreside Distribution Services, L.P.
690 Taylor Road, Suite 150
Gahanna, Ohio 43230

CUSTODIAN

The Northern Trust Company
50 South LaSalle Street
Chicago, IL 60603

INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

PricewaterhouseCoopers LLP
300 Madison Avenue
New York, NY 10017

LEGAL COUNSEL

Dechert LLP
1900 K Street, N.W.
Washington, D.C. 20006

Investment products:
ARE NOT A BANK DEPOSIT OR OBLIGATION OF THE BANK OR ANY OF ITS AFFILIATES	ARE NOT FDIC INSURED	ARE NOT INSURED BY ANY FEDERAL GOVERNMENT AGENCY
ARE NOT GUARANTEED BY THE BANK OR ANY OF ITS AFFILIATES		MAY LOSE VALUE

Investment products are offered by HSBC Securities (USA) Inc. (HSI), member NYSE/FINRA/SIPC. HSI is an affiliate of HSBC Bank USA, N.A. Investment products: Are not a deposit or other obligation of the bank or any of its affiliates; Not FDIC insured or insured by any federal government agency of the United States; Not guaranteed by the bank or any of its affiliates; and are subject to investment risk, including possible loss of principal invested.

Investors should consider the investment objectives, risks, charges, and expenses of the investment company carefully before investing. The prospectus contains this and other important information about the investment company. For clients of HSBC Securities (USA) Inc., please call 1-888-525-5757 for more information. For other investors and prospective investors, please call the Funds directly at 1-800-782-8183 or visit our website at www.investorfunds.us.hsbc.com. Investors should read the prospectus carefully before investing or sending money.

HSB-SAR-MMF-0615	6/15

HSBC Global Asset Management (USA) Inc.

HSBC Funds
Semi-Annual Report
April 30, 2015

EMERGING MARKET FUNDS	Class A	Class I	Class S
HSBC Emerging Markets Debt Fund	HCGAX	HCGIX	HBESX
HSBC Emerging Markets Local Debt Fund	HBMAX	HBMIX	HBMSX
HSBC Frontier Markets Fund	HSFAX	HSFIX	—
HSBC Total Return Fund	HTRAX	HTRIX	HTRSX
HSBC RMB Fixed Income Fund	HRMBX	HRMRX	HRMSX
HSBC Asia ex-Japan Smaller Companies Equity Fund	HAJAX	HAJIX	HAJSX

HSBC Family of Funds Semi-Annual Report - April 30, 2015

Glossary of Terms
Commentary From the Investment Manager	3
Portfolio Reviews	4
Portfolio Composition	16

Schedules of Portfolio Investments
HSBC Emerging Markets Debt Fund	18
HSBC Emerging Markets Local Debt Fund	23
HSBC Frontier Markets Fund	29
HSBC Total Return Fund	31
HSBC RMB Fixed Income Fund	39
HSBC Asia ex-Japan Smaller Companies Equity Fund	41
Statements of Assets and Liabilities	43
Statements of Operations	46
Statements of Changes in Net Assets	48
Financial Highlights	54
Notes to Financial Statements	60
Investment Adviser Contract Approval	78
Table of Shareholder Expenses	84
Other Information	86

Glossary of Terms

Barclays U.S. Aggregate Bond Index is an unmanaged index generally representative of investment-grade, USD-denominated, fixed-rate debt issues, taxable bond market, including Treasuries, government-related and corporate securities, asset-backed, mortgage-backed and commercial mortgage-backed securities, with maturities of at least one year.

Barclays U.S. Corporate High-Yield Bond Index is an unmanaged index that measures the non-investment grade, USD-denominated, fixed-rate, taxable corporate bond market. Securities are classified as high-yield if the middle rating of Moody’s, Fitch, and S&P is Ba1/BB+/BB+ or below. The index excludes emerging markets debt.

BofA Merrill Lynch 3-Month LIBOR Constant Maturity Index tracks the performance of a synthetic asset paying LIBOR to a stated maturity. The index is based on the assumed purchase at par of a synthetic instrument having exactly its stated maturity and with a coupon equal to that day’s fixing rate. That issue is assumed to be sold the following business day (priced at a yield equal to the current day fixing rate) and rolled into a new instrument.

Gross Domestic Product (“GDP”) measures the market value of the goods and services produced by labor and property in the United States.

HSBC Offshore Renminbi Bond Index tracks total return performance of renminbi-denominated and renminbi-settled bonds and certificates of deposit issued outside the People’s Republic of China.

J.P. Morgan Emerging Local Markets Index Plus is an unmanaged index that tracks total returns for local-currency-denominated money market instruments in 22 emerging markets countries with at least US$10 billion of external trade.

J.P. Morgan Emerging Markets Bond Index Global is an unmanaged index that tracks returns for USD-denominated debt instruments issued by emerging market sovereign and quasi-sovereign entities; Brady bonds; loans; Eurobonds; and local market instruments.

J.P. Morgan Government Bond Index – Emerging Markets Global Diversified is an unmanaged comprehensive global emerging markets fixed income index, and consists of regularly traded, liquid fixed-rate, domestic currency government bonds to which international investors can gain exposure.

MSCI All Country Asia ex Japan Small Cap Index, which is an unmanaged, free flee-adjusted market capitalization-weighted small call index of the stock markets of two developed markets and eight emerging markets: Hong Kong, Singapore, China, India, Indonesia, Malaysia, the Philippines, South Korea, Taiwan and Thailand.

MSCI Europe Australasia and Far East (“MSCI EAFE”) Index is an unmanaged equity index which captures large and mid cap representation across Developed Markets countries: Australia, Austria, Belgium, Denmark, Finland, France, Germany, Hong Kong, Ireland, Israel, Italy, Japan, the Netherlands, New Zealand, Norway, Portugal, Singapore, Spain, Sweden, Switzerland and the UK (excluding the U.S. and Canada).

MSCI Emerging Markets (“MSCI EM”) Index is an unmanaged index that captures large and mid cap representation across 23 Emerging Markets (EM) countries: Brazil, Chile, China, Colombia, Czech Republic, Egypt, Greece, Hungary, India, Indonesia, Korea, Malaysia, Mexico, Peru, Philippines, Poland, Qatar, Russia, South Africa, Taiwan, Thailand, Turkey and United Arab Emirates.

MSCI Frontier Markets Index is an unmanaged index which captures large- and mid-cap representation across 24 Frontier Markets (FM) countries: Argentina, Bahrain, Bangladesh, Bulgaria, Croatia, Estonia, Jordan, Kenya, Kuwait, Lebanon, Lithuania, Kazakhstan, Mauritius, Morocco, Nigeria, Oman, Pakistan, Romania, Serbia, Slovenia, Sri Lanka, Tunisia, Ukraine and Vietnam.

MSCI Select Frontier and Emerging Markets Capped Index is an unmanaged index and was developed by MSCI for HSBC and is a customized capped version of the MSCI Frontier Emerging Markets (FEM) Index. The MSCI FEM Index is a free float-adjusted market capitalization index designed to measure equity market performance in the 24 countries within the MSCI Frontier Markets Index and six small emerging market “crossover” countries (namely Colombia, Egypt, Philippines, Peru, Qatar and UAE) that are also included within the MSCI Emerging Markets Index.

Russell 2000® Index is an unmanaged index that measures the performance of the small-cap segment of the U.S. equity universe. The Russell 2000® Index is a subset of the Russell 3000® Index representing approximately 10% of the total market capitalization of that index. It includes approximately 2000 of the smallest securities based on a combination of their market cap and current index membership.

Standard & Poor’s 500 (“S&P 500”) Index is an unmanaged index that is widely regarded as a gauge of the U.S. equities market. This index includes 500 leading companies in leading industries of the U.S. economy. The S&P 500 Index focuses on the large-cap segment of the market, with approximately 80% coverage of U.S. equities.

Securities indices assume reinvestment of all distributions and interest payments and do not take in account brokerage fees or expenses. Securities in the Funds do not match those in the indices and performance of the Funds will differ. Investors cannot invest directly in an index.

2       HSBC FAMILY OF FUNDS

Commentary From the Investment Manager
HSBC Global Asset Management (USA) Inc.

U.S. Economic Review

The global economy grew modestly over the six-month period between November 1, 2014 and April 30, 2015. Signs of recovery emerged in many economies that had been suffering from ongoing weaknesses. However, new challenges arose for many economies in the form of low commodity prices, a strong U.S. dollar, and the prospect of increased interest rates in the U.S.

U.S. economic growth declined significantly over the period, slowed by a harsh winter and disappointing economic data. A strong dollar also caused headwinds for U.S. exports. Economic indicators over the period pointed to slowing manufacturing output, declining business spending and falling corporate profits. Some bright spots remained, however, in the form of a robust housing market, strong consumer spending, rising personal incomes and low inflation.

The U.S. labor market showed significant strength over the period. The unemployment rate fell from 5.8% to 5.4%, and the long-term unemployment rate which, has hampered the labor market recovery, declined. Some upward pressure on wages emerged as well, in part from announcements by major employers such as McDonald’s and Wal-Mart of wage hikes for low-earning employees.

A recovery in the eurozone continued to gain momentum over the period. Economic growth picked up slightly in the region, driven in part by rising consumer confidence and a robust stimulus program from the European Central Bank. The Japanese economy also rebounded from a 2014 recession with modest U.S. gross domestic product1 (GDP) growth.

A steep drop in the price of oil and other commodities was a major factor affecting the global economy during the period. This development hurt emerging economies that are heavily dependent on exporting those commodities and generally benefited commodity-importing economies. A strong U.S. dollar also created a challenging environment for countries holding high levels of debt denominated in the U.S. dollar.

The Chinese economy, which experienced a rather sharp downturn in 2014, showed some signs of stabilization. China saw its weakest pace of economic growth in six years in the first quarter of 2015 despite a far-reaching stimulus program. However, the housing market—an area of critical weakness—improved moderately while industrial output ticked upwards. Moreover, Chinese economic growth did not slow as dramatically as many analysts had predicted.

Geopolitical issues in Ukraine and the Middle East also created economic uncertainties that weighed on investor sentiment. The Russian economy ground to a halt over the period, delivering 0% economic growth due in large part to Western trade sanctions and falling commodity prices. Nonetheless, Russian stocks did see a rally in the first quarter of 2015 after declining in the first half of the period.

Anticipation regarding the Federal Reserve’s (the Fed) plan to raise interest rates (now expected in the fall of 2015) was a significant factor throughout the period. Fed officials remained reluctant to hike rates until the labor market showed more improvement even as they continued to suggest that increases could occur in 2015. Fed Chair Janet Yellen has said that initial increases will be small and gradual.

GDP grew at a rate of 2.2% in the fourth quarter of 2014. A preliminary estimate puts GDP growth at 0.2% for the first quarter of 2015.

Market Review

U.S. equities rose modestly over the six-month period. Early in the period, the strengthening U.S. dollar lowered earnings expectations for many multinational firms while sinking oil prices dealt a powerful blow to several sectors of the stock market. These dynamics changed somewhat in April as oil prices began to recover and the U.S. dollar lost ground to several major global currencies. Stocks in Europe, Japan, and China performed well over the period and economic challenges in these economies appeared to diminish, partly due to stimulus efforts by central banks.

The S&P 500 Index1 of large company stocks returned 4.40% for the six months through April 2015. The Russell 2000® Index1 of small company stocks returned 4.65%. Emerging markets generally outperformed developed economies, due in part to a robust rally in the final months of the period that was buoyed by a recovery in oil prices. News that the European Central Bank would pursue a quantitative easing program and expectations that the Fed would push back the timing of its interest rate hikes also helped to support the rally. The MSCI EM Index1 ended the period up 4.04% while the MSCI EAFE Index1 of international stocks in developed markets returned 7.06% for the period.

Fixed income securities generally performed well over the period. U.S. bonds benefited from assurances by the Fed that interest rate increases would occur gradually. Quantitative easing programs outside the U.S. pushed down government bond yields significantly in developing economies. Yields on U.S. long-term bonds remained relatively high.

The Barclays U.S. Aggregate Bond Index1, which tracks the broad investment grade fixed income market, returned 2.06% for the six months through April 2015, while the Barclays U.S. Corporate High-Yield Bond Index1 returned 1.51%. Fixed income markets in Europe and Japan generated modest returns, while emerging markets debt lost ground.

1	For additional information, please refer to the Glossary of Terms.

HSBC FAMILY OF FUNDS       3

Portfolio Reviews (Unaudited)
HSBC Emerging Markets Debt Fund
(Class A Shares, Class I Shares and Class S Shares)

by Guillermo Ossés, Managing Director/Head of Emerging Markets Debt Portfolio Management
Lisa Chua, CFA, Senior Vice President/Portfolio Manager
Vinayak Potti, Vice President/Portfolio Manager

The HSBC Emerging Markets Debt Fund (the “Fund”) seeks to maximize total return (comprised of capital appreciation and income). Under normal market conditions, the Fund invests at least 80% of its net assets in fixed income instruments of issuers that economically are tied to emerging markets. The Fund will invest in instruments issued by foreign governments and corporations. Investments will generally be made in U.S. dollar denominated instruments, but the Fund will also seek to invest in emerging market local currency denominated instruments.

Investment Concerns

Equity securities (stocks) may be more volatile and carry more risk than other forms of investments, including investments in high-grade fixed income securities.

Bond funds will tend to experience smaller fluctuations in value than stock funds. However, investors in any bond fund should anticipate fluctuations in price, especially for longer term issues and in environments of rising interest rates. Investments in a bond fund are subject to possible loss due to the financial failure of underlying securities and their inability to meet their debt obligations.

High yield, lower rated securities involve greater price volatility and present greater risk than higher rated fixed income securities. At times, due to market conditions, the Fund may be unable to sell certain of its portfolio securities without a substantial drop in price. Prices of fixed income securities are generally inversely correlated to interest rates. Investments in the Fund are subject to possible loss due to the financial failure of underlying securities and their inability to meet their debt obligations. These risks may increase the Fund’s share price volatility.

International investing involves increased risk and volatility. An investment in international funds entails the special risks of international investing, including currency exchange fluctuation, government regulations and intervention, and the potential for political and economic instability.

Prices of securities in emerging markets can fluctuate more significantly than the prices of companies in more developed countries. Securities of emerging market issuers generally have more risk than securities issued by issuers in more developed markets. The less developed the country, the greater effect the risks may have on an investment, and as a result, an investment may exhibit a higher degree of volatility than either the general domestic securities market or the securities markets of developed foreign countries.

Derivatives may be riskier than other types of investments and could result in losses that significantly exceed the Fund’s original investment.

For a complete description of these and other risks associated with investment in a mutual fund, please refer to the Fund’s prospectus.

Market Commentary

For the six-month period ended April 30, 2015, the Fund returned 1.53% (without sales charge) for the Class A Shares, 1.79% for the Class I Shares and 1.74% for the Class S Shares. That compared to a 0.70% total return for the Fund’s benchmark, the J.P. Morgan Emerging Markets Bond Index Global1, for the same period.

Portfolio Performance

Emerging markets debt assets experienced volatility during the period in response to global economic and market trends. Emerging markets suffered in November and December as investor risk sentiment weakened due to the continued strengthening of the U.S. dollar and the ongoing decline in oil prices, which raised concerns about emerging markets countries that are commodity exporters. In addition, monetary easing measures from global central banks in early 2015 led to a decline in government bond yields in developed and emerging markets countries. Market sentiment continued to improve in February and March as these supportive measures continued, and on indications that the U.S. Federal Reserve would not rush to raise interest rates. Oil prices also rebounded in the second half of the period, providing relief to certain emerging markets exporters.

The Fund adopted a defensive positioning and a larger allocation to cash in mid-2014 in response to higher valuations and a crowded technical position in the market. This positioning boosted relative performance early in the period when emerging markets assets sold off significantly. A zero-weight positioning to Ukraine also contributed to relative performance as the country returned -40% during the period amid concerns about the need to restructure the country’s debt. The Fund’s exposure to oil exporting countries such as Venezuela and Russia contributed to performance when oil prices rebounded from February to April.†

The Fund’s exposure to select off-benchmark currencies contributed to relative performance at times during the period, including long exposures to the Russian ruble, the Brazilian real and the Chilean peso. We achieved those currency positions through the use of forward currency exchange contracts.†

The Fund’s overweight exposure to Venezuela detracted from relative performance from November through January, as falling oil prices raised questions about the country’s ability to service its external obligations. An overweight position in Brazil also hurt relative performance in the first half of the period due to heightened investor concern about the country’s mounting fiscal deficit and a corruption scandal involving state-owned oil firm Petrobras. However, Brazilian assets rebounded in April when Petrobras released audited financial statements that had been delayed due to the corruption investigation. A zero-weight exposure to Argentina also detracted from relative performance as the country was a strong performer during the period.†

The Fund at times used credit default swaps to achieve its positions in specific countries during the period.†

†	Portfolio composition is subject to change.
1	For additional information, please refer to the Glossary of Terms.

Past performance does not guarantee future results. The performance data quoted represents past performance and current returns may be lower or higher. Total return figures include change in share price, reinvestment of dividends and capital gains and do not reflect taxes that a shareholder would pay on Fund distributions or on the redemption of Fund shares. Investment return and principal value will fluctuate so that an investor’s shares, when redeemed may be worth more or less than the original cost. To obtain performance information current to the most recent month end, please call 1-800-782-8183.

4       HSBC FAMILY OF FUNDS

Portfolio Reviews (Unaudited)
HSBC Emerging Markets Debt Fund

			Average Annual		Expense
Fund Performance			Total Return (%)		Ratio (%)[3]
	Inception	Six	1	Since
As of April 30, 2015	Date	Months*	Year	Inception	Gross	Net
HSBC Emerging Markets Debt Fund Class A1	4/7/11	-3.32	-1.43	4.84	1.55	1.24
HSBC Emerging Markets Debt Fund Class I	4/7/11	1.79	3.90	6.50	1.20	0.89
HSBC Emerging Markets Debt Fund Class S	4/7/11	1.74	4.00	6.60	1.10	0.79
J.P. Morgan Emerging Markets Bond Index Global[2]	—	0.70	4.50	6.65	N/A	N/A

Past performance does not guarantee future results. The performance data quoted represents past performance and current returns may be lower or higher. Total return figures include change in share price, reinvestment of dividends and capital gains and do not reflect the taxes that a shareholder would pay on Fund distributions or on the redemption of Fund shares. Investment return and principal value will fluctuate so that an investor’s shares, when redeemed may be worth more or less than the original cost. To obtain performance information current to the most recent month end, please call 1-800-782-8183.

The performance above reflects any fee waivers that have been in effect during the applicable periods, as well as any expense reimbursements that have periodically been made. Absent such waivers and reimbursements, returns would have been lower. Currently, contractual fee waivers are in effect for the Fund through March 1, 2016.

*	Aggregate total return.
1	Reflects the maximum sales charge of 4.75%.
2	For additional information, please refer to the Glossary of Terms.
3	Reflects the expense ratio as reported in the prospectus dated February 27, 2015. HSBC Global Asset Management (USA) Inc. has entered into a contractual expense limitation agreement with the Fund under which it will limit total expenses of the Fund (excluding interest, taxes, brokerage commissions, extraordinary expenses and estimated indirect expenses attributable to the Fund’s investments in investment companies) to an annual rate of 1.20%, 0.85% and 0.75% for Class A Shares, Class I Shares and Class S Shares, respectively. The expense limitation shall be in effect until March 1, 2016. The expense ratios reflected include Acquired Fund fees and expenses. Additional information pertaining to the April 30, 2015 expense ratios can be found in the financial highlights.

The performance of the Fund is measured against the J.P. Morgan Emerging Markets Bond Index Global, an unmanaged index that tracks returns for USD-denominated debt instruments issued by emerging market and sovereign quasi-sovereign entities, Brady bonds, loans, Eurobonds, and local market markets. The performance of the index does not reflect the deduction of expenses associated with a mutual fund, such as investment management and fund accounting fees. The Fund’s performance reflects the deduction of fees for these value-added services. Investors cannot invest directly in an index.

HSBC FAMILY OF FUNDS       5

Portfolio Reviews (Unaudited)
HSBC Emerging Markets Local Debt Fund
(Class A Shares, Class I Shares and Class S Shares)

by Guillermo Ossés, Managing Director/Head of Emerging Markets Debt Portfolio Management
Lisa Chua, CFA, Senior Vice President/Portfolio Manager
Abdelak Aijriou, Vice President/Portfolio Manager

The HSBC Emerging Markets Local Debt Fund (the “Fund”) seeks maximum total return (comprised of capital appreciation and income). Under normal market conditions, the Fund invests at least 80% of its net assets, plus borrowings for investment purposes, in debt instruments issued by foreign governments, government agencies or corporations and denominated in local currencies of countries with emerging securities markets. The Fund may also invest in instruments denominated in U.S. dollars.

Investment Concerns

Equity securities (stocks) may be more volatile and carry more risk than other forms of investments, including investments in high-grade fixed income securities.

Bond funds will tend to experience smaller fluctuations in value than stock funds. However, investors in any bond fund should anticipate fluctuations in price, especially for longer term issues and in environments of rising interest rates. Investments in a bond fund are subject to possible loss due to the financial failure of underlying securities and their inability to meet their debt obligations.

High yield, lower rated securities involve greater price volatility and present greater risk than higher rated fixed income securities. At times, due to market conditions, the Fund may be unable to sell certain of its portfolio securities without a substantial drop in price. Prices of fixed income securities are generally inversely correlated to interest rates. Investments in the Fund are subject to possible loss due to the financial failure of underlying securities and their inability to meet their debt obligations. These risks may increase the Fund’s share price volatility.

International investing involves increased risk and volatility. An investment in international funds entails the special risks of international investing, including currency exchange fluctuation, government regulations and intervention, and the potential for political and economic instability.

Prices of securities in emerging markets can fluctuate more significantly than the prices of companies in more developed countries. Securities of emerging market issuers generally have more risk than securities issued by issuers in more developed markets. The less developed the country, the greater effect the risks may have on an investment, and as a result, an investment may exhibit a higher degree of volatility than either the general domestic securities market or the securities markets of developed foreign countries.

Derivatives may be riskier than other types of investments and could result in losses that significantly exceed the Fund’s original investment.

For a complete description of these and other risks associated with investment in a mutual fund, please refer to the Fund’s prospectus.

Market Commentary

For the six-month period ended April 30, 2015, the Fund returned -7.68% (without sales charge) for the Class A Shares, -7.52% for the Class I Shares and -7.48% for the Class S Shares. That compared to a -8.24% total return for the Fund’s benchmark, the J. . Morgan Government Bond Index-Emerging Markets Global Diversified1, for the same period.

Portfolio Performance

Emerging markets local assets declined during the period in response to global economic and market trends. Emerging markets suffered in November and December as investor risk sentiment weakened due to the continued strengthening of the U.S. dollar and the ongoing decline in oil prices, which raised concerns about emerging markets countries that are commodity exporters. Prices of local debt assets rose briefly in early 2015, as monetary easing measures from global central banks led to a decline in government bond yields in developed and emerging markets countries. However, U.S. Treasury yields began climbing again from February through April, which put renewed downward pressure on emerging markets debt assets. Oil prices rebounded in the second half of the period, providing relief to certain emerging markets exporters.

An underweight position in local rates duration boosted the Fund’s relative performance from February through April, when yields on U.S. Treasuries rose. In particular, an underweight position in the Turkish lira contributed positively to performance when those local rates suffered due to political uncertainty surrounding the country’s upcoming parliamentary elections.†

Tactical exposure to emerging markets currencies also contributed to relative performance. The Fund benefited from an overall underweight position to emerging markets currencies from November through mid-March, when the rising U.S. dollar put pressure on those currencies. Later in the period, exposure to the Russian ruble and the Brazilian real boosted performance, as those currencies were strong performers. We achieved those currency positions through the use of forward currency exchange contracts.†

The Fund’s underweight position in local rates duration hurt relative performance during the month of January, when emerging markets local rates declined in a number of countries. A short position in the Peruvian nuevo sol also detracted from relative performance. Intervention by the country’s central bank supported the currency’s exchange rate, despite a broad decline in most Latin American currencies.†

The Fund benefited from the use of derivatives such as interest rate swap agreements and forward foreign currency exchange contracts.†

†	Portfolio composition is subject to change.
1	For additional information, please refer to the Glossary of Terms.

Past performance does not guarantee future results. The performance data quoted represents past performance and current returns may be lower or higher. Total return figures include change in share price, reinvestment of dividends and capital gains and do not reflect taxes that a shareholder would pay on Fund distributions or on the redemption of Fund shares. Investment return and principal value will fluctuate so that an investor’s shares, when redeemed may be worth more or less than the original cost. To obtain performance information current to the most recent month end, please call 1-800-782-8183.

6       HSBC FAMILY OF FUNDS

Portfolio Reviews (Unaudited)
HSBC Emerging Markets Local Debt Fund

			Average Annual		Expense
Fund Performance			Total Return (%)		Ratio (%)[3]
	Inception	Six	1	Since
As of April 30, 2015	Date	Months*	Year	Inception	Gross	Net
HSBC Emerging Markets Local Debt Fund Class A1	4/7/11	-12.07	-12.34	-4.48	1.85	1.25
HSBC Emerging Markets Local Debt Fund Class I	4/7/11	-7.52	-7.74	-2.98	1.50	0.90
HSBC Emerging Markets Local Debt Fund Class S	4/7/11	-7.48	-7.65	-2.89	1.40	0.80
J.P. Morgan Government Bond Index–Emerging Markets Global Diversified[2]	—	-8.24	-9.35	-3.14	N/A	N/A

Past performance does not guarantee future results. The performance data quoted represents past performance and current returns may be lower or higher. Total return figures include change in share price, reinvestment of dividends and capital gains and do not reflect the taxes that a shareholder would pay on Fund distributions or on the redemption of Fund shares. Investment return and principal value will fluctuate so that an investor’s shares, when redeemed may be worth more or less than the original cost. To obtain performance information current to the most recent month end, please call 1-800-782-8183.

The performance above reflects any fee waivers that have been in effect during the applicable periods, as well as any expense reimbursements that have periodically been made. Absent such waivers and reimbursements, returns would have been lower. Currently, contractual fee waivers are in effect for the Fund through March 1, 2016.

*	Aggregate total return.
1	Reflects the maximum sales charge of 4.75%.
2	For additional information, please refer to the Glossary of Terms.
3	Reflects the expense ratio as reported in the prospectus dated February 27, 2015. HSBC Global Asset Management (USA) Inc. has entered into a contractual expense limitation agreement with the Fund under which it will limit total expenses of the Fund (excluding interest, taxes, brokerage commissions, extraordinary expenses and estimated indirect expenses attributable to the Fund’s investments in investment companies) to an annual rate of 1.20%, 0.85% and 0.75% for Class A Shares, Class I Shares and Class S Shares, respectively. The expense limitation shall be in effect until March 1, 2016. The expense ratios reflected include Acquired Fund fees and expenses. Additional information pertaining to the April 30, 2015 expense ratios can be found in the financial highlights.

The performance of the Fund is measured against the J.P. Morgan Government Bond Index-Emerging Markets Global Diversified, a comprehensive global emerging markets fixed income index consisting of regularly traded, liquid fixed-rate, domestic currency government bonds to which international investors can gain exposure. This index is unmanaged and does not reflect the fees and expenses associated with a mutual fund such as investment management and fund accounting fees. The Fund’s performance reflects the deduction of fees for these value-added services. Investors cannot invest directly in an index.

HSBC FAMILY OF FUNDS      7

Portfolio Reviews (Unaudited)
HSBC Frontier Markets Fund
(Class A Shares and Class I Shares)

by Andrew Brudenell, Senior Portfolio Manager
Chris Turner, Portfolio Manager

The HSBC Frontier Markets Fund (the “Fund”) seeks long-term capital appreciation. Under normal market conditions, the Fund invests at least 80% of its net assets, plus any borrowings for investment purposes, in issuers located in “frontier market countries”. The term “frontier market countries” encompasses those countries that are at an earlier stage of economic, political or financial development, even by emerging markets standards.

Investment Concerns

Equity securities (stocks) may be more volatile and carry more risk than other forms of investments, including investments in high-grade fixed income securities.

Foreign securities can be subject to greater risks than U.S. investments, including currency fluctuations, less liquid trading markets, greater price volatility, political and economic instability, less publicly available information, and changes in tax or currency laws or monetary policy. These risks are likely to be greater for emerging markets than in developed markets.

Frontier market countries generally have smaller economies and even less developed capital markets or legal and political systems than traditional emerging market countries. As a result, the risks of investing in emerging market countries are magnified in frontier market countries. The magnification of risks are the result of: the potential for extreme price volatility and illiquidity in frontier markets; government ownership or control of parts of the private sector and of certain companies; trade barriers, exchange controls, managed adjustments in relative currency values and other protectionist measures imposed or negotiated by the countries with which frontier market countries trade; and the relatively new and unsettled securities laws in many frontier market countries.

Prices of securities in emerging markets can fluctuate more significantly than the prices of companies in more developed countries. Securities of emerging market issuers generally have more risk than securities issued by issuers in more developed markets. The less developed the country, the greater effect the risks may have on an investment, and as a result, an investment may exhibit a higher degree of volatility than either the general domestic securities market or the securities markets of developed foreign countries.

Derivatives may be riskier than other types of investments and could result in losses that significantly exceed the Fund’s original investment.

For a complete description of these and other risks associated with investment in a mutual fund, please refer to the Fund’s prospectus.

Market Commentary

For the six-month period ended April 30, 2015, the Fund returned -2.19% (without sales charge) for the Class A Shares and -2.05% for the Class I Shares. That compared to -6.27% return for the Fund’s primary performance index, the MSCI Select Frontier and Emerging Markets Capped Index, and a -7.72% total return for the MSCI Frontier Markets Index1.

Portfolio Performance

Global frontier markets posted weak performance during the period under review. The rapid fall in crude oil prices in late 2014 and early 2015 was a major contributor to this weakness. Net oil exporters, such as Nigeria and Kuwait, suffered directly from the drop in prices. However, a number of oil-importing frontier countries such as Pakistan and the Philippines benefited from lower energy costs. At a country level, Kenya and Argentina were the best performing markets, while Ukraine and Kazakhstan were the worst performers during the period under review.

The Fund outperformed its reference index for the period, with both stock selection and country allocation making a positive contribution to the Fund’s relative performance. Holdings in Pakistan and the United Arab Emirates (UAE) made the largest contribution to relative returns. In Pakistan, stock selection and an overweight allocation to that market benefited the Fund’s performance. In particular, exposure to a conglomerate with diverse interests, including fertilizer and petrochemicals, supported the Fund’s relative performance. The company benefited from the lower energy costs and from positive developments in its fertilizer business. Another notable contributor was a cement company, which rallied on higher first quarter 2015 earnings, lessening concerns about a price war and delays to a planned expansion in south Pakistan. In the UAE, exposure to an off-benchmark diversified health care company aided relative returns, as the stock rallied on stronger-than-expected fiscal year 2014 results and the acquisition of an in vitro fertilization services company.†

An underweight position in Colombia also aided the Fund’s relative performance, as that market declined due to currency weakness and low oil prices.†

Stock selection in Vietnam, Georgia, and Nigeria all detracted from the Fund’s relative performance. In Vietnam, the Fund’s overweight position in a large oilfield services provider impacted relative performance and was the top detractor from returns. The service provider’s relatively high correlation with oil prices worked against it during the period. An off-benchmark position in a Georgian bank also detracted despite posting strong earnings. Investors chose to focus on concerns about the depreciating Georgian currency and a weaker growth outlook. In Nigeria, holdings of a second-tier commercial bank dragged on the Fund’s performance as the company suffered disproportionately during the period, as Nigerian equities declined in U.S. dollar terms over the period under review.†

†	Portfolio composition is subject to change.
1	For additional information, please refer to the Glossary of Terms.

Past performance does not guarantee future results. The performance data quoted represents past performance and current returns may be lower or higher. Total return figures include change in share price, reinvestment of dividends and capital gains and do not reflect taxes that a shareholder would pay on Fund distributions or on the redemption of Fund shares. Investment return and principal value will fluctuate so that an investor’s shares, when redeemed may be worth more or less than the original cost. To obtain performance information current to the most recent month end, please call 1-800-782-8183.

8       HSBC FAMILY OF FUNDS

Portfolio Reviews (Unaudited)
HSBC Frontier Markets Fund

			Average Annual		Expense
Fund Performance			Total Return (%)		Ratio (%)[3]
	Inception	Six		Since
As of April 30, 2015	Date	Months*	1 Year	Inception	Gross	Net
HSBC Frontier Markets Fund Class A1	9/6/11	-7.10	-6.39	11.55	2.30	2.25
HSBC Frontier Markets Fund Class I	9/6/11	-2.05	-1.13	13.53	1.95	1.90
MSCI Select Frontier and Emerging Markets Capped Index[2]	—	-6.27	-3.94	8.73	N/A	N/A
MSCI Frontier Markets Index[2]	—	-7.72	-5.01	9.94	N/A	N/A

Past performance does not guarantee future results. The performance data quoted represents past performance and current returns may be lower or higher. Total return figures include change in share price, reinvestment of dividends and capital gains and do not reflect the taxes that a shareholder would pay on Fund distributions or on the redemption of Fund shares. Investment return and principal value will fluctuate so that an investor’s shares, when redeemed may be worth more or less than the original cost. To obtain performance information current to the most recent month end, please call 1-800-782-8183.

The performance above reflects any fee waivers that have been in effect during the applicable periods, as well as any expense reimbursements that have periodically been made. Absent such waivers and reimbursements, returns would have been lower. Currently, contractual fee waivers are in effect for the Fund through March 1, 2016.

*	Aggregate total return.
1	Reflects the maximum sales charge of 5.00%.
2	For additional information, please refer to the Glossary of Terms.
3	Reflects the expense ratio as reported in the prospectus dated February 27, 2015. HSBC Global Asset Management (USA) Inc. has entered into a contractual expense limitation agreement with the Fund under which it will limit total expenses of the Fund (excluding interest, taxes, brokerage commissions, extraordinary expenses and estimated indirect expenses attributable to the Fund’s investments in investment companies) to an annual rate of 2.20% and 1.85% for Class A Shares and Class I Shares, respectively. The expense limitation shall be in effect until March 1, 2016. The expense ratios reflected include Acquired Fund fees and expenses. Additional information pertaining to the April 30, 2015 expense ratios can be found in the financial highlights.

The performance of the Fund is measured against the MSCI Frontier Markets Index and the MSCI Select Frontier and Emerging Markets Capped Index. The MSCI Frontier Markets Index captures large- and mid-cap representation across 24 Frontier Markets (FM) countries: Argentina, Bahrain, Bangladesh, Bulgaria, Croatia, Estonia, Jordan, Kenya, Kuwait, Lebanon, Lithiania, Kazkhstan, Mauritius, Morocco, Nigeria, Oman, Pakistan, Romania, Serbia, Slovenia, Sri Lanka, Tunisia, Ukraine and Vietnam. MSCI Select Frontier and Emerging Markets Capped Index was developed by MSCI for HSBC and is a customized capped version of the MSCI Frontier Emerging Markets (FEM) Index. The MSCI FEM Index, is a free float-adjusted market capitalization index designed to measure equity market performance in the 24 countries within the MSCI Frontier Markets Index and six small emerging market “crossover” countries (namely Colombia, Egypt, Philippines, Peru, Qatar and UAE) that are also included within the MSCI Emerging Markets Index. The indexes are unmanaged and their performance does not reflect the deduction of expenses associated with a mutual fund, such as investment management and fund accounting fees. The Fund’s performance reflects the deduction of fees for these value-added services. Investors cannot invest directly in an index.

HSBC FAMILY OF FUNDS       9

Portfolio Reviews (Unaudited)
HSBC Total Return Fund
(Class A Shares, Class I Shares and Class S Shares)

by Guillermo Ossés, Managing Director/Head of Emerging Markets Debt Portfolio Management
Lisa Chua, CFA, Senior Vice President/Portfolio Manager

The HSBC Total Fund (the “Fund”) seeks maximum total return (comprised of capital appreciation and income). Under normal market conditions, the Fund invests its assets (excluding U.S. cash and U.S. cash equivalents) primarily in instruments of issuers that are economically tied to emerging market countries, including in derivative instruments such as futures (including interest rate futures), forwards (including non-deliverable forwards), swaps (including interest rate and total return swaps), options (including interest rate options), swaptions and credit default swaps.

Investment Concerns

Equity securities (stocks) may be more volatile and carry more risk than other forms of investments, including investments in high-grade fixed income securities.

Bond funds will tend to experience smaller fluctuations in value than stock funds. However, investors in any bond fund should anticipate fluctuations in price, especially for longer term issues and in environments of rising interest rates. Investments in a bond fund are subject to possible loss due to the financial failure of underlying securities and their inability to meet their debt obligations.

High yield, lower rated securities involve greater price volatility and present greater risk than higher rated fixed income securities. At times, due to market conditions, the Fund may be unable to sell certain of its portfolio securities without a substantial drop in price. Prices of fixed income securities are generally inversely correlated to interest rates. Investments in the Fund are subject to possible loss due to the financial failure of underlying securities and their inability to meet their debt obligations. These risks may increase the Fund’s share price volatility.

International investing involves increased risk and volatility. An investment in international funds entails the special risks of international investing, including currency exchange fluctuation, government regulations and intervention, and the potential for political and economic instability.

Prices of securities in emerging markets can fluctuate more significantly than the prices of companies in more developed countries. Securities of emerging market issuers generally have more risk than securities issued by issuers in more developed markets. The less developed the country, the greater effect the risks may have on an investment, and as a result, an investment may exhibit a higher degree of volatility than either the general domestic securities market or the securities markets of developed foreign countries.

Derivatives may be riskier than other types of investments and could result in losses that significantly exceed the Fund’s original investment.

For a complete description of these and other risks associated with investment in a mutual fund, please refer to the Fund’s prospectus.

Market Commentary

For the six-month period ended April 30, 2015, the Fund returned 2.10% (without sales charge) for the Class A Shares, 2.27% for the Class I Shares and 2.31% for the Class S Shares. That compared to the 0.12% total return for the Fund’s benchmark, the BofA Merrill Lynch 3-Month LIBOR Constant Maturity Index1, for the same period.

Portfolio Performance

Emerging markets debt assets experienced volatility during the period in response to global economic and market trends. Emerging markets suffered in November and December as investor risk sentiment weakened due to the continued strengthening of the U.S. dollar and the ongoing decline in oil prices, which raised concerns about emerging markets countries that are commodity exporters. In addition, monetary easing measures from global central banks in early 2015 led to a decline in government bond yields in developed and emerging markets countries. Market sentiment continued to improve in February and March as these supportive measures continued, and on indications that the U.S. Federal Reserve may not rush to raise interest rates. Oil prices also rebounded in the second half of the period, providing relief to certain emerging markets exporters.

The Fund’s tactical currency exposure was the largest positive contributor to performance during the period. In November, short positions in the Mexican peso and the Colombian peso boosted performance due to the continued decline in commodity prices and the strengthening U.S. dollar. In the second half of the period, long exposure to the Russian ruble and the Brazilian real benefited the Fund’s relative performance, as those two currencies appreciated strongly.†

Long exposure to Brazil hard currency debt also contributed positively to relative performance in April. The boost came when the state-owned firm Petrobras released audited financial statements that had been delayed due to a corruption investigation. As a result, Brazilian sovereign debt, quasi-sovereign debt and hard currency experienced strong returns during the month.†

The Fund’s exposure to hard currency sovereign debt detracted from performance in January and February. The emerging markets asset class were sold off during those months due to the continued decline in oil prices and strengthening of the U.S. dollar. Exposure to the Russian ruble also hurt performance in December and January, when the currency suffered from the persistent decline in oil prices.†

The Fund benefited from the use of derivatives such as credit default swaps, interest rate swap agreements and forward foreign currency exchange contracts.†

†	Portfolio composition is subject to change.
1	For additional information, please refer to the Glossary of Terms.

Past performance does not guarantee future results. The performance data quoted represents past performance and current returns may be lower or higher. Total return figures include change in share price, reinvestment of dividends and capital gains and do not reflect taxes that a shareholder would pay on Fund distributions or on the redemption of Fund shares. Investment return and principal value will fluctuate so that an investor’s shares, when redeemed may be worth more or less than the original cost. To obtain performance information current to the most recent month end, please call 1-800-782-8183.

10       HSBC FAMILY OF FUNDS

Portfolio Reviews (Unaudited)
HSBC Total Return Fund

			Average Annual		Expense
Fund Performance			Total Return (%)		Ratio (%)[3]
	Inception	Six		Since
As of April 30, 2015	Date	Months*	1 Year	Inception	Gross	Net
HSBC Total Return Fund Class A1	3/30/12	-2.78	-0.65	1.34	1.67	1.67
HSBC Total Return Fund Class I	3/30/12	2.27	4.68	3.31	1.32	1.32
HSBC Total Return Fund Class S	3/30/12	2.31	4.78	3.41	1.22	1.22
BofA Merrill Lynch 3-Month LIBOR Constant Maturity Index[2]	—	0.12	0.23	0.31	N/A	N/A

Past performance does not guarantee future results. The performance data quoted represents past performance and current returns may be lower or higher. Total return figures include change in share price, reinvestment of dividends and capital gains and do not reflect the taxes that a shareholder would pay on Fund distributions or on the redemption of Fund shares. Investment return and principal value will fluctuate so that an investor’s shares, when redeemed may be worth more or less than the original cost. To obtain performance information current to the most recent month end, please call 1-800-782-8183.

The performance above reflects any fee waivers that have been in effect during the applicable periods, as well as any expense reimbursements that have periodically been made. Absent such waivers and reimbursements, returns would have been lower.

*	Aggregate total return.
1	Reflects the maximum sales charge of 4.75%.
2	For additional information, please refer to the Glossary of Terms.
3	Reflects the expense ratio as reported in the prospectus dated February 27, 2015. The expense ratios reflected include Acquired Fund fees and expenses. Additional information pertaining to the April 30, 2015 expense ratios can be found in the financial highlights.

The performance of the Fund is measured against the BofA Merrill Lynch 3-Month LIBOR Constant Maturity Index which tracks the performance of a synthetic asset paying LIBOR to a stated maturity. The index is based on the assumed purchase at par of a synthetic instrument having exactly its stated maturity and with a coupon equal to that day’s fixing rate. That issue is assumed to be sold the following business day (priced at a yield equal to the current day fixing rate) and rolled into a new instrument. The index is unmanaged and the performance of the index does not reflect the deduction of expenses associated with a mutual fund, such as investment management and fund accounting fees. The Fund’s performance reflects the deduction of fees for these value-added services. Investors cannot invest directly in an index.

HSBC FAMILY OF FUNDS       11

Portfolio Reviews (Unaudited)
HSBC RMB Fixed Income Fund
(Class A Shares, Class I Shares and Class S Shares)

by Cecilia Chan, Fixed Income CIO, Asia-Pacific
Jim Veneau, Investment Director, Asian Fixed Income
Gregory Suen, Associate Director, Fixed Income

The HSBC RMB Fixed Income Fund (the “Fund”) seeks to maximize total return (comprised of capital appreciation and income) by investing principally in debt instruments that provide exposure to Renminbi (“RMB”), the official currency of the People’s Republic of China (“China”). The Fund’s portfolio management team follows a top-down approach in which country credits, currencies, and local rate curves are analyzed based on their fundamental attractiveness. The team seeks to identify risk differentiation across issuers while attempting to manage credit, liquidity and interest rate risks. This investment process allows the team to seek to capture potential opportunities in the growing offshore RMB fixed income market and take advantage of the currency’s potential appreciation. In order to gain such exposure, the Fund may invest in RMB-denominated debt instruments, including RMB-denominated deposits in Hong Kong or US dollar-denominated instruments, as well as derivative instruments, with underlying currency exposure to RMB.

Investment Concerns

Bond funds will tend to experience smaller fluctuations in value than stock funds. However, investors in any bond fund should anticipate fluctuations in price, especially for longer term issues and in environments of rising interest rates. Investments in a bond fund are subject to possible loss due to the financial failure of underlying securities and their inability to meet their debt obligations.

High-yield, lower-rated securities involve greater price volatility and present greater risk than higher rated fixed income securities. At times, due to market conditions, the Fund may be unable to sell certain of its portfolio securities without a substantial drop in price. Prices of fixed income securities are generally inversely correlated to interest rates. Investments in the Fund are subject to possible loss due to the financial failure of underlying securities and their inability to meet their debt obligations. These risks may increase the Fund’s share price volatility.

International investing involves increased risk and volatility. An investment in international funds entails the special risks of international investing, including currency exchange fluctuation, government regulations and intervention, and the potential for political and economic instability.

Prices of securities in emerging markets can fluctuate more significantly than the prices of companies in more developed countries. Securities of emerging market issuers generally have more risk than securities issued by issuers in more developed markets. The less developed the country, the greater effect the risks may have on an investment, and as a result, an investment may exhibit a higher degree of volatility than either the general domestic securities market or the securities markets of developed foreign countries.

Derivatives may be riskier than other types of investments and could result in losses that significantly exceed the Fund’s original investment.

For a complete description of these and other risks associated with investment in a mutual fund, please refer to the Fund’s prospectus.

Market Commentary

For the six-month period ended April 30, 2015, the Fund returned -2.30% (without sales charge) for the Class A Shares, -2.12% for the Class I Shares and -2.08% for the Class S Shares. That compared to a -0.22% total return for the HSBC Offshore Renminbi Bond Index1, the Fund’s primary performance benchmark, and a -4.34% total return for the J.P. Morgan Emerging Local Markets Index Plus1.

Portfolio Performance

The market for offshore bonds denominated in the RMB declined during the period due to several factors. One major cause of weakness was the depreciation of the offshore RMB against the dollar, driven by the stronger dollar and monetary easing measures by the Chinese central bank. Further signs of slowing in the Chinese economy also triggered a broad-based repricing in the market. Finally, a lack of offshore liquidity made it more expensive to borrow RMB, which increased the cost to invest in RMB bonds relative to their yield and drove down demand.

The Fund’s overweight position in the Chinese property sector was the key detractor to relative performance during the period. These investments suffered amid concerns that the sector would slow further, and due to negative headlines related to a loan default by a Chinese property developer. However, we retained our overweight position in this sector because we expect conditions in the Chinese property market to improve due to ongoing policy support from the government.†

The Fund’s overweight position in non-greater China issuers contributed to relative returns, as these names performed well during the period. In particular, exposure to an Australian bank and a French utility company boosted relative performance. Meanwhile, we continued to look for bonds that offered good yields and strong credit quality that we believed were undervalued due to a lack of market knowledge about their issuers. We believe these investments can offer solid fundamentals and may be more resilient in market downturns.†

†	Portfolio composition is subject to change.
1	For additional information, please refer to the Glossary of Terms.

Past performance does not guarantee future results. The performance data quoted represents past performance and current returns may be lower or higher. Total return figures include change in share price, reinvestment of dividends and capital gains and do not reflect taxes that a shareholder would pay on Fund distributions or on the redemption of Fund shares. Investment return and principal value will fluctuate so that an investor’s shares, when redeemed may be worth more or less than the original cost. To obtain performance information current to the most recent month end, please call 1-800-782-8183.

12       HSBC FAMILY OF FUNDS

Portfolio Reviews (Unaudited)
HSBC RMB Fixed Income Fund

			Average Annual		Expense
Fund Performance			Total Return (%)		Ratio (%)[3]
	Inception	Six	1	Since
As of April 30, 2015	Date	Months*	Year	Inception	Gross	Net
HSBC RMB Fixed Income Class A1	6/8/12	-6.91	-4.33	1.14	2.30	1.45
HSBC RMB Fixed Income Class I	6/8/12	-2.12	0.81	3.23	1.95	1.10
HSBC RMB Fixed Income Class S	6/8/12	-2.08	0.91	3.33	1.85	1.00
HSBC Offshore Renminbi Bond Index[2]	—	-0.22	3.59	4.74	N/A	N/A
J.P. Morgan Emerging Local Markets Index Plus[2]	—	-4.34	-7.13	-0.95	N/A	N/A

Past performance does not guarantee future results. The performance data quoted represents past performance and current returns may be lower or higher. Total return figures include change in share price, reinvestment of dividends and capital gains and do not reflect the taxes that a shareholder would pay on Fund distributions or on the redemption of Fund shares. Investment return and principal value will fluctuate so that an investor’s shares, when redeemed may be worth more or less than the original cost. To obtain performance information current to the most recent month end, please call 1-800-782-8183.

The performance above reflects any fee waivers that have been in effect during the applicable periods, as well as any expense reimbursements that have periodically been made. Absent such waivers and reimbursements, returns would have been lower. Currently, contractual fee waivers are in effect for the Fund through March 1, 2016.

*	Aggregate total return.
1	Reflects the maximum sales charge of 4.75%.
2	For additional information, please refer to the Glossary of Terms.
3	Reflects the expense ratio as reported in the prospectus dated February 27, 2015. HSBC Global Asset Management (USA) Inc. has entered into a contractual expense limitation agreement with the Fund under which it will limit total expenses of the Fund (excluding interest, taxes, brokerage commissions, extraordinary expenses and estimated indirect expenses attributable to the Fund’s investments in investment companies) to an annual rate of 1.45%, 1.10% and 1.00% for Class A Shares, Class I Shares and Class S Shares, respectively. The expense limitation shall be in effect until March 1, 2016. Additional information pertaining to the April 30, 2015 expense ratios can be found in the financial highlights.

The performance of the Fund is measured against the HSBC Offshore Renminbi Bond Index and the J.P. Morgan Emerging Local Markets Index Plus. The HSBC Offshore Renminbi Bond Index tracks total return performance of renminbi-denominated and renminbi-settled bonds and certificates of deposit issued outside the People’s Republic of China. The J.P. Morgan Emerging Local Markets Index Plus tracks total returns for local-currency-denominated money market instruments in 22 emerging markets countries with at least US$10 billion of external trade. The indexes are unmanaged and the performance of the indexes do not reflect the deduction of expenses associated with a mutual fund, such as investment management and fund accounting fees. The Fund’s performance reflects the deduction of fees for these value-added services. Investors cannot invest directly in an index.

HSBC FAMILY OF FUNDS       13

Portfolio Reviews (Unaudited)
HSBC Asia ex-Japan Smaller Companies Equity Fund
(Class A Shares, Class I Shares and Class S Shares)

by Sanjiv Duggal, Head of Asian & Indian Equities/Portfolio Manager
Elina Fung, Investment Director of Equities/Portfolio Manager

The HSBC Asia ex-Japan Smaller Companies Equity Fund (the “Fund”) seeks long-term capital appreciation. Under normal market conditions, the Fund invests at least 80% of its net assets, plus any borrowings for investment purposes, in equity of, and equity-related instruments related to, smaller companies that are economically tied to Asia (excluding Japan).

Investment Concerns

Equity securities (stocks) may be more volatile and carry more risk than other forms of investments, including investments in high-grade fixed income securities.

Foreign securities can be subject to greater risks than U.S. investments, including currency fluctuations, less liquid trading markets, greater price volatility, political and economic instability, less publicly available information, and changes in tax or currency laws or monetary policy. These risks are likely to be greater for emerging markets than in developed markets.

Frontier market countries generally have smaller economies and even less developed capital markets or legal and political systems than traditional emerging market countries. As a result, the risks of investing in emerging market countries are magnified in frontier market countries. The magnification of risks are the result of: the potential for extreme price volatility and illiquidity in frontier markets; government ownership or control of parts of the private sector and of certain companies; trade barriers, exchange controls, managed adjustments in relative currency values and other protectionist measures imposed or negotiated by the countries with which frontier market countries trade; and the relatively new and unsettled securities laws in many frontier market countries.

Prices of securities in emerging markets can fluctuate more significantly than the prices of companies in more developed countries. Securities of emerging market issuers generally have more risk than securities issued by issuers in more developed markets. The less developed the country, the greater effect the risks may have on an investment, and as a result, an investment may exhibit a higher degree of volatility than either the general domestic securities market or the securities markets of developed foreign countries.

Derivatives may be riskier than other types of investments and could result in losses that significantly exceed the Fund’s original investment.

For a complete description of these and other risks associated with investment in a mutual fund, please refer to the Fund’s prospectus.

Market Commentary

Since the Fund’s inception on November 11, 2014 through April 30, 2015, the Fund returned 14.52% (without sales charge) for the Class A Shares, 14.75% for the Class I Shares and 14.76% for the Class S Shares. That compared to a 13.07% total return for the Fund’s benchmark, the MSCI All Country Asia ex Japan Small Cap Index1, for the same period.

†	Portfolio composition is subject to change.
1	For additional information, please refer to the Glossary of Terms.

Past performance does not guarantee future results. The performance data quoted represents past performance and current returns may be lower or higher. Total return figures include change in share price, reinvestment of dividends and capital gains and do not reflect taxes that a shareholder would pay on Fund distributions or on the redemption of Fund shares. Investment return and principal value will fluctuate so that an investor’s shares, when redeemed may be worth more or less than the original cost. To obtain performance information current to the most recent month end, please call 1-800-782-8183.

14       HSBC FAMILY OF FUNDS

Portfolio Reviews (Unaudited)
HSBC Asia ex-Japan Smaller Companies Equity Fund

			Average Annual		Expense
Fund Performance			Total Return (%)		Ratio (%)[3]
	Inception	One	Three	Since
As of April 30, 2015	Date	Month*	Months*	Inception	Gross	Net
HSBC Asia ex-Japan Smaller Companies Equity Class A1	11/11/14	6.03	11.62	8.75	2.41	1.75
HSBC Asia ex-Japan Smaller Companies Equity Class I	11/11/14	11.60	17.56	14.75	2.06	1.40
HSBC Asia ex-Japan Smaller Companies Equity Class S	11/11/14	11.60	17.56	14.76	1.96	1.30
MSCI All Country Asia ex Japan Small Cap Index[2]	—	9.81	13.40	13.07	N/A	N/A

Past performance does not guarantee future results. The performance data quoted represents past performance and current returns may be lower or higher. Total return figures include change in share price, reinvestment of dividends and capital gains and do not reflect the taxes that a shareholder would pay on Fund distributions or on the redemption of Fund shares. Investment return and principal value will fluctuate so that an investor’s shares, when redeemed may be worth more or less than the original cost. To obtain performance information current to the most recent month end, please call 1-800-782-8183.

The performance above reflects any fee waivers that have been in effect during the applicable periods, as well as any expense reimbursements that have periodically been made. Absent such waivers and reimbursements, returns would have been lower. Currently, contractual fee waivers are in effect for the Fund through March 1, 2016.

*	Aggregate total return.
1	Reflects the maximum sales charge of 5.00%.
2	For additional information, please refer to the Glossary of Terms.
3	Reflects the expense ratio as reported in the prospectus dated February 27, 2015. HSBC Global Asset Management (USA) Inc. has entered into a contractual expense limitation agreement with the Fund under which it will limit total expenses of the Fund (excluding interest, taxes, brokerage commissions, extraordinary expenses and estimated indirect expenses attributable to the Fund’s investments in investment companies) to an annual rate of 1.75%, 1.40% and 1.30% for Class A Shares, Class I Shares and Class I Shares, respectively. The expense limitation shall be in effect until March 1, 2016. The expense ratios reflected include Acquired Fund fees and expenses. Additional information pertaining to the April 30, 2015 expense ratios can be found in the financial highlights.

The performance of the Fund is measured against the MSCI All Country Asia ex-Japan Small Cap Index, which is an unmanaged, free float-adjusted market capitalization-weighted small cap index of the stock markets of two developed markets and eight emerging markets: Hong Kong, Singapore, China, India, Indonesia, Malaysia, the Philippines, South Korea, Taiwan and Thailand. The index is unmanaged and its performance does not reflect the deduction of expenses associated with a mutual fund, such as investment management and fund accounting fees. The Fund’s performance reflects the deduction of fees for these value-added services. Investors cannot invest directly in an index.

HSBC FAMILY OF FUNDS       15

Portfolio Reviews
Portfolio Composition*
April 30, 2015 (Unaudited)

HSBC Emerging Markets Debt Fund
Country	Percentage of Investments at Value† (%)
Mexico	18.1
Indonesia	13.7
Turkey	11.7
Venezuela	7.3
Colombia	7.0
Brazil	6.9
South Africa	5.4
United States	4.7
China	2.3
Panama	2.2
Croatia	2.2
Peru	2.1
Netherlands	1.8
Kazakhstan	1.6
Uruguay	1.5
Philippines	1.3
Romania	1.2
Chile	1.2
Gabon	1.2
Russian Federation	0.9
El Salvador	0.7
Republic of Serbia	0.7
Iraq	0.6
Nigeria	0.6
Paraguay	0.6
Sri Lanka	0.6
Malaysia	0.6
Costa Rica	0.5
Lithuania	0.5
Lebanon	0.3
100.0

HSBC Emerging Markets Local Debt Fund
Country	Percentage of Investments at Value† (%)
Turkey	16.2
Indonesia	12.8
Thailand	10.8
Brazil	10.7
South Africa	10.5
Poland	9.6
Colombia	6.2
Malaysia	6.1
Russian Federation	4.9
Mexico	4.7
Peru	4.2
Romania	2.7
China	0.6
100.0

HSBC Frontier Markets Fund
Country	Percentage of Investments at Value† (%)
United Arab Emirates	15.7
Pakistan	15.5
Kuwait	8.8
Philippines	8.3
Nigeria	7.0
Argentina	5.1
Qatar	4.9
Vietnam	3.7
Saudi Arabia	3.4
Peru	3.3
Georgia	3.3
Colombia	3.1
Egypt	2.9
Sri Lanka	2.9
Oman	2.6
Morocco	1.8
Kenya	1.7
Kazakhstan	1.5
Croatia	1.4
Spain	1.3
Cambodia	0.7
Turkmenistan	0.6
South Korea	0.5
Ukraine	NM
100.0

HSBC Total Return Fund
Country	Percentage of Investments at Value† (%)
United States	27.2
Mexico	21.2
Colombia	10.2
Turkey	8.6
Brazil	6.5
Indonesia	6.2
China	5.3
South Africa	4.1
Netherlands	2.9
Peru	1.9
Israel	0.8
Panama	0.8
Chile	0.8
Costa Rica	0.7
Republic of Serbia	0.6
South Korea	0.5
Gabon	0.4
Uruguay	0.3
Kazakhstan	0.2
Malaysia	0.2
Namibia	0.2
Barbados	0.2
Lithuania	0.1
India	0.1
Russian Federation	NM
100.0

16       HSBC FAMILY OF FUNDS

Portfolio Reviews
Portfolio Composition* (continued)
April 30, 2015 (Unaudited)

HSBC RMB Fixed Income Fund
Country	Percentage of Investments at Value† (%)
China	61.3
Hong Kong	15.1
Japan	5.3
France	4.0
Australia	2.6
Singapore	2.6
United Kingdom	2.6
Brazil	2.6
Thailand	2.6
Germany	1.3
100.0

HSBC Asia ex-Japan Smaller Companies Equity Fund
Country	Percentage of Investments at Value† (%)
Hong Kong	26.0
China	19.6
Taiwan, Province Of China	18.1
Korea, Republic Of	10.8
India	9.5
Thailand	5.1
Malaysia	3.9
Indonesia	2.9
Singapore	2.6
Philippines	1.5
100.0
____________________

*	Portfolio composition is subject to change.
†	Excludes any instruments used for cash management.
NM	Not meaningful, amount is less than 0.05%.

HSBC FAMILY OF FUNDS       17

HSBC EMERGING MARKETS DEBT FUND
Schedule of Portfolio Investments—as of April 30, 2015 (Unaudited)

Yankee Dollars – 75.8%

	Principal
	Amount ($)	Value ($)
Brazil – 5.4%
Banco ABC Brasil SA,
7.88%, 4/8/20	100,000	102,000
Banco Votorantim, Registered,
5.25%, 2/11/16	200,000	202,520
Caixa Economica Federal,
4.50%, 10/3/18	150,000	151,125
Federal Republic of Brazil,
2.63%, 1/5/23	485,000	443,048
Federal Republic of Brazil,
4.25%, 1/7/25	580,000	572,127
Federal Republic of Brazil,
8.25%, 1/20/34	100,000	132,000
Federal Republic of Brazil,
7.13%, 1/20/37	400,000	485,000
Federal Republic of Brazil,
5.63%, 1/7/41	100,000	103,000
Odebrecht Finance Ltd.,
Registered, 4.38%, 4/25/25	200,000	172,000
Petrobras International Finance Co.,
5.75%, 1/20/20	50,000	49,875
		2,412,695
Chile – 0.9%
Banco Santander Chile, Registered,
3.88%, 9/20/22	200,000	207,761
CorpBanca SA, 3.13%, 1/15/18	200,000	201,300
		409,061
China – 1.8%
CNOOC Finance (2013) Ltd.,
3.00%, 5/9/23	200,000	193,739
CNOOC Finance (2014) ULC,
4.25%, 4/30/24	400,000	422,310
Sinopec Capital (2013) Ltd.,
3.13%, 4/24/23	200,000	197,396
		813,445
Colombia – 5.5%
Republic of Colombia,
7.38%, 3/18/19	475,000	561,213
Republic of Colombia,
4.38%, 7/12/21	1,140,000	1,209,539
Republic of Colombia,
8.13%, 5/21/24	130,000	172,413
Republic of Colombia,
6.13%, 1/18/41	250,000	292,500
Republic of Colombia, 5.63%,
2/26/44, Callable 8/26/43 @
100 (a)	210,000	231,525
		2,467,190
Costa Rica – 0.4%
Costa Rica Government International
Bond, Registered,
4.38%, 4/30/25	200,000	186,000
Croatia – 1.7%
Croatia, Registered,
6.75%, 11/5/19	500,000	557,140
Croatia, Registered,
6.38%, 3/24/21	200,000	220,500
		777,640
El Salvador – 0.6%
Republic of El Salvador, Registered,
7.75%, 1/24/23	225,000	252,563
Gabon – 0.9%
Gabonese Republic, 6.38%,
12/12/24	400,000	403,800
Indonesia – 10.7%
PT Pertamina (Persero) Tbk,
4.30%, 5/20/23	200,000	198,500
PT Pertamina Tbk, Registered,
4.88%, 5/3/22	400,000	414,060
Republic of Indonesia,
6.88%, 1/17/18	575,000	649,319
Republic of Indonesia,
3.38%, 4/15/23	350,000	342,563
Republic of Indonesia,
5.88%, 1/15/24	200,000	229,750
Republic of Indonesia, Registered,
5.88%, 3/13/20	1,150,000	1,302,374
Republic of Indonesia, Registered,
4.88%, 5/5/21	520,000	566,800
Republic of Indonesia, Registered,
3.75%, 4/25/22	420,000	427,875
Republic of Indonesia, Registered,
8.50%, 10/12/35	100,000	144,500
Republic of Indonesia, Registered,
6.63%, 2/17/37	175,000	212,406
Republic of Indonesia, Registered,
7.75%, 1/17/38	100,000	136,375
Republic of Indonesia, Registered,
5.25%, 1/17/42	200,000	207,500
		4,832,022
Iraq – 0.5%
Republic of Iraq, Registered,
5.80%, 1/15/28	250,000	215,625
Kazakhstan – 1.3%
Development Bank of Kazakhstan,
4.13%, 12/10/22	200,000	184,580
Kazakhstan Temir Zholy, Registered,
6.95%, 7/10/42	200,000	204,000
KazMunayGas National Co. JSC,
4.40%, 4/30/23	200,000	189,500
		578,080
Lebanon – 0.3%
Republic of Lebanon, Registered,
Series 42, 8.25%, 4/12/21	100,000	113,584

18 HSBC FAMILY OF FUNDS	See notes to financial statements.

HSBC EMERGING MARKETS DEBT FUND
Schedule of Portfolio Investments—as of April 30, 2015 (Unaudited) (continued)

Yankee Dollars, continued

	Principal
	Amount ($)	Value ($)
Lithuania – 0.4%
Republic of Lithuania, Registered,
6.13%, 3/9/21	150,000	177,375
Malaysia – 0.5%
Petronas Capital Ltd.,
3.50%, 3/18/25 (b)	200,000	203,754
Mexico – 14.1%
Comision Federal de Electricidad,
4.88%, 1/15/24	200,000	215,400
Petroleos Mexicanos,
5.50%, 1/21/21	360,000	395,100
Petroleos Mexicanos,
4.88%, 1/18/24	285,000	300,618
Petroleos Mexicanos,
4.50%, 1/23/26	90,000	91,350
Petroleos Mexicanos,
4.50%, 1/23/26	250,000	253,750
Petroleos Mexicanos,
6.50%, 6/2/41	125,000	137,969
Petroleos Mexicanos,
5.50%, 6/27/44	30,000	29,595
Petroleos Mexicanos,
6.38%, 1/23/45	50,000	55,050
Petroleos Mexicanos,
5.63%, 1/23/46	50,000	50,105
United Mexican States, Series A,
5.13%, 1/15/20	390,000	436,800
United Mexican States,
3.63%, 3/15/22	380,000	392,350
United Mexican States,
4.00%, 10/2/23	1,290,000	1,355,789
United Mexican States,
3.60%, 1/30/25	510,000	517,140
United Mexican States,
Series A, 6.05%, 1/11/40	742,000	898,747
United Mexican States,
4.75%, 3/8/44	16,000	16,428
United Mexican States,
5.55%, 1/21/45	590,000	674,075
United Mexican States,
4.60%, 1/23/46	535,000	532,994
		6,353,260
Netherlands – 1.4%
Petrobras Global Finance BV,
6.25%, 3/17/24	475,000	474,145
Petrobras Global Finance BV,
5.63%, 5/20/43	200,000	165,200
		639,345
Nigeria – 0.5%
Republic of Nigeria,
6.38%, 7/12/23	200,000	210,400
Panama – 1.7%
Republic of Panama,
5.20%, 1/30/20	395,000	441,413
Republic of Panama,
7.13%, 1/29/26	200,000	259,000
Republic of Panama,
6.70%, 1/26/36	60,000	77,550
		777,963
Paraguay – 0.5%
Republic of Paraguay, Registered,
4.63%, 1/25/23	200,000	206,000
Peru – 1.6%
Republic of Peru, 8.75%, 11/21/33	110,000	173,525
Republic of Peru, 6.55%, 3/14/37	425,000	562,594
		736,119
Philippines – 1.0%
Republic of Philippines,
7.75%, 1/14/31	100,000	149,500
Republic of Philippines,
5.00%, 1/13/37	250,000	305,000
		454,500
Republic of Serbia – 0.5%
Republic of Serbia, Registered,
7.25%, 9/28/21	200,000	230,358
Romania – 1.0%
Republic of Romania,
6.13%, 1/22/44	150,000	187,620
Republic of Romania, Registered,
4.38%, 8/22/23	230,000	243,800
		431,420
Russian Federation – 0.7%
Russia Federation, Registered,
5.00%, 4/29/20	300,000	305,250
South Africa – 4.2%
Republic of South Africa,
6.88%, 5/27/19	625,000	716,875
Republic of South Africa,
5.50%, 3/9/20	500,000	547,500
Republic of South Africa,
4.67%, 1/17/24	340,000	356,504
Republic of South Africa,
5.88%, 9/16/25	250,000	284,875
		1,905,754
Sri Lanka – 0.5%
Bank of Ceylon, Registered,
6.88%, 5/3/17	200,000	205,500

See notes to financial statements.	HSBC FAMILY OF FUNDS 19

HSBC EMERGING MARKETS DEBT FUND
Schedule of Portfolio Investments—as of April 30, 2015 (Unaudited) (continued)

Yankee Dollars, continued

	Principal
	Amount ($)	Value ($)
Turkey – 9.0%
Republic of Turkey,
7.50%, 7/14/17	400,000	442,080
Republic of Turkey,
5.63%, 3/30/21	1,975,000	2,154,527
Republic of Turkey,
5.13%, 3/25/22	765,000	809,944
Republic of Turkey,
7.38%, 2/5/25	300,000	368,625
Republic of Turkey,
6.75%, 5/30/40	100,000	121,250
Turkiye Is Bankasi AS,
3.88%, 11/7/17	200,000	201,700
		4,098,126
United States – 1.3%
Pemex Project Funding Master Trust,
6.63%, 6/15/35	510,000	574,770
Uruguay – 1.2%
Republic of Uruguay, PIK,
7.88%, 1/15/33	260,000	362,700
Republic of Uruguay, PIK,
7.63%, 3/21/36	40,000	55,800
Republica Orient Uruguay,
5.10%, 6/18/50	100,000	101,826
		520,326
Venezuela – 5.7%
Bolivarian Republic of Venezuela,
7.65%, 4/21/25	120,000	51,300
Bolivarian Republic of Venezuela,
9.25%, 5/7/28	815,000	360,638
Bolivarian Republic of Venezuela,
Registered, 9.00%, 5/7/23	270,000	122,850
Petroleos de Venezuela SA,
Registered, 5.25%, 4/12/17	335,000	195,942
Petroleos de Venezuela SA,
Registered, 8.50%, 11/2/17	50,000	38,675
Petroleos de Venezuela SA,
Registered, 6.00%, 5/16/24	280,000	118,300
Republic of Venezuela,
7.00%, 12/1/18	100,000	49,500
Republic of Venezuela,
7.75%, 10/13/19	1,470,000	683,549
Republic of Venezuela,
9.25%, 9/15/27	1,375,000	677,187
Republic of Venezuela, Registered,
6.00%, 12/9/20	100,000	42,500
Republic of Venezuela, Registered,
8.25%, 10/13/24	475,000	207,813
		2,548,254
TOTAL YANKEE DOLLARS
(COST $34,185,219)		34,040,179

Corporate Bond – 0.6%

	Shares or
	Principal
	Amount ($)	Value ($)
Southern Copper Corp.,
5.88%, 4/23/45	250,000	247,298
TOTAL CORPORATE BOND
(COST $247,083)		247,298

U.S. Treasury Obligation – 1.8%

U.S. Treasury Notes – 1.8%
1.25%, 1/31/20	825,000	819,070
TOTAL U.S. TREASURY
OBLIGATION (COST $813,115)		819,070

Investment Companies – 21.2%

Northern Institutional Diversified
Assets Portfolio, Institutional
Shares, 0.01% (c)	9,519,598	9,519,598
TOTAL INVESTMENT COMPANIES
(COST $9,519,598)		9,519,598
TOTAL INVESTMENT SECURITIES
(COST $44,765,015) — 99.4%		44,626,145
Other Assets (Liabilities) — 0.6%		267,255
NET ASSETS — 100%		$44,893,400
____________________

(a)	Represents next call date. Additional subsequent call dates and amounts may apply to this security.
(b)	Rule 144A security or other security which is restricted as to resale to institutional investors. This security has been deemed liquid by the Investment Adviser based on procedures approved by the Board of Trustees.
(c)	The rate represents the annualized one-day yield that was in effect on April 30, 2015.
MTN — Medium Term Note ULC — Unlimited Liability Co. PIK — Payment-in-Kind

The Fund invested, as a percentage of net assets at value, in the following industries, as of April 30, 2015:

Percentage of Net Assets
Industry	at Value (%)
Sovereign Bonds	59.1
Investment Companies	21.2
Oil, Gas & Consumable Fuels	10.5
Banks	3.2
U.S. Treasury Obligation	1.8
Diversified Financial Services	1.6
Corporate Bond	0.6
Transportation Infrastructure	0.5
Electric Utilities	0.5
Construction & Engineering	0.4
Total	99.4

20 HSBC FAMILY OF FUNDS	See notes to financial statements.

HSBC EMERGING MARKETS DEBT FUND
Schedule of Portfolio Investments—as of April 30, 2015 (Unaudited) (continued)

Futures Contracts Sold

					Unrealized
		Expiration	Number of	Notional	Appreciation/
Description	Type	Date	Contracts	Value	(Depreciation)
10-Year U.S. Treasury Note June Future	Short	6/19/15	4	$513,500	$4,133
2-Year U.S. Treasury Note June Future	Short	6/30/15	4	877,063	616
				$1,390,563	$4,749

Credit Default Swap Agreements - Sell Protection(a)

At April 30, 2015, the Fund’s open credit default swap agreements were as follows:

							Upfront
			Implied Credit				Premiums	Unrealized
			Spread at	Notional	Fixed		Paid/	Appreciation/
		Expiration	April 30, 2015	Amount	Rate	Value	(Received)	(Depreciation)
Underlying Instrument	Counterparty	Date	(%)(b)	($)(c)	(%)	($)	($)	($)
Federative	JPMorgan Chase
Republic of Brazil	Bank N.A.	9/20/16	0.73	550,000	1.00	(905)	(11,666)	10,761
Federative
Republic of Brazil	Barclays Bank PLC	6/20/18	1.20	300,000	1.00	(7,413)	(8,671)	1,258
Federative	JPMorgan Chase
Republic of Brazil	Bank N.A.	6/20/18	1.20	500,000	1.00	(12,356)	(9,814)	(2,542)
Federative
Republic of Brazil	Barclays Bank PLC	6/20/20	0.28	500,000	1.00	(30,877)	(46,314)	15,437
Federative
Republic of Brazil	Barclays Bank PLC	6/20/20	0.28	500,000	1.00	(30,877)	(48,351)	17,474
Federative
Republic of Brazil	Barclays Bank PLC	6/20/20	0.28	275,000	1.00	(16,983)	(27,254)	10,271
Federative
Republic of Brazil	Barclays Bank PLC	6/20/20	0.28	250,000	1.00	(15,439)	(22,373)	6,934
People's	JPMorgan Chase
Republic of China	Bank N.A.	9/20/16	0.37	500,000	1.00	5,671	(4,640)	10,311
People's	JPMorgan Chase
Republic of China	Bank N.A.	9/20/16	0.37	500,000	1.00	5,671	(3,227)	8,898
						(103,508)	(182,310)	78,802

(a)	When a credit event occurs as defined under the terms of the swap agreement, the Fund as a seller of credit protection will either (i) pay to the buyer of protection an amount equal to the par value of the defaulted reference entity and take delivery of the reference entity or (ii) pay a net amount equal to the par value of the defaulted reference entity less its recovery value. Alternatively, the Fund as a buyer of credit protection will either (i) receive from the seller of protection an amount equal to the par value of the defaulted reference entity and deliver the reference entity to the seller or (ii) receive a net amount equal to the par value of the defaulted reference entity less its recovery value.
(b)	Implied credit spread, represented in absolute terms, utilized in determining the fair value of the credit default swap agreements as of period end serve as an indicator of the current status of the payment/performance risk and represents the likelihood or risk of default for the credit derivative. The implied credit spread of a referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Generally, wider credit spreads represent a perceived deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the swap agreement.
(c)	The notional amount represents the maximum potential amount of future payments that the Fund may receive as a buyer of credit protection if a credit event occurs, as defined under the terms of the swap agreement. Alternatively, the notional amount represents the maximum potential amount the Fund could be required to make as a seller of credit protection if a credit event occurs, as defined under the terms of the swap agreement.

See notes to financial statements.	HSBC FAMILY OF FUNDS 21

HSBC EMERGING MARKETS DEBT FUND
Schedule of Portfolio Investments—as of April 30, 2015 (Unaudited) (continued)

At April 30, 2015, the Fund’s open forward foreign currency exchange contracts were as follows:

			Contract			Net Unrealized
			Amount	Contract		Appreciation/
		Delivery	(Local	Value		(Depreciation)
Short Contracts	Counterparty	Date	Currency)	($)	Value ($)	($)
Brazilian Real	Barclays Bank PLC	5/5/15	2,698,949	864,217	894,511	(30,294)
Brazilian Real	Barclays Bank PLC	8/4/15	697,436	232,000	224,080	7,920
Brazilian Real	Credit Suisse First Boston	8/4/15	508,014	169,000	163,220	5,780
Brazilian Real	Standard Chartered Bank	8/4/15	135,225	45,000	43,446	1,554
Mexican Peso	Standard Chartered Bank	8/3/15	3,364,155	225,000	217,823	7,177
Russian Ruble	Barclays Bank PLC	7/21/15	11,789,120	196,000	223,158	(27,158)
Russian Ruble	Credit Suisse First Boston	7/21/15	16,848,425	281,000	318,927	(37,927)
Russian Ruble	JP Morgan Chase Bank N.A.	7/21/15	9,462,200	158,000	179,111	(21,111)
Russian Ruble	Merrill Lynch	7/21/15	2,622,400	44,000	49,640	(5,640)
Russian Ruble	Standard Chartered Bank	7/21/15	9,916,275	165,000	187,707	(22,707)
Russian Ruble	UBS AG	7/21/15	1,520,000	25,000	28,772	(3,772)
Russian Ruble	Credit Suisse First Boston	7/31/15	7,000,600	116,000	132,169	(16,169)
Russian Ruble	Standard Chartered Bank	7/31/15	363,300	6,000	6,859	(859)
South African Rand	Barclays Bank PLC	5/8/15	36,866	3,078	3,097	(19)
				2,529,295	2,672,520	(143,225)

			Contract			Net Unrealized
			Amount	Contract		Appreciation/
		Delivery	(Local	Value		(Depreciation)
Long Contracts	Counterparty	Date	Currency)	($)	Value ($)	($)
Brazilian Real	Standard Chartered Bank	5/5/15	2,698,949	859,538	894,510	34,972
Brazilian Real	Barclays Bank PLC	8/4/15	2,698,949	839,669	867,147	27,478
Chilean Peso	Barclays Bank PLC	8/5/15	266,104,210	430,000	431,714	1,714
Chilean Peso	Credit Suisse First Boston	8/5/15	59,712,000	96,000	96,874	874
Chilean Peso	Standard Chartered Bank	8/5/15	223,301,988	360,000	362,274	2,274
Mexican Peso	Barclays Bank PLC	8/3/15	3,388,700	220,000	219,412	(588)
Russian Ruble	Standard Chartered Bank	7/21/15	33,288,000	479,447	630,114	150,667
Russian Ruble	Barclays Bank PLC	7/31/15	26,360,000	407,261	497,667	90,406
South African Rand	Standard Chartered Bank	5/8/15	36,866	3,099	3,097	(2)
				3,695,014	4,002,809	307,795

22 HSBC FAMILY OF FUNDS	See notes to financial statements.

HSBC EMERGING MARKETS LOCAL DEBT FUND
Schedule of Portfolio Investments—as of April 30, 2015 (Unaudited)

Foreign Bonds – 74.2%†

	Principal
	Amount	Value ($)
Brazil – 8.1%
Letra Tesouro Nacional, Series LTN,
13.09%, 7/1/15	125,000	40,645
Letra Tesouro Nacional,
12.35%, 1/1/16	1,493,000	454,620
Letra Tesouro Nacional,
12.49%, 1/1/17	3,500,000	940,776
Nota do Tesouro Nacional, Series F,
0.96%, 1/1/17	1,900,000	620,886
Nota do Tesouro Nacional,
1.34%, 1/1/21	4,600,000	1,416,147
		3,473,074
Colombia – 4.7%
Titulos de Tesoreria Bond, Series B,
10.00%, 7/24/24	3,943,400,000	2,021,379
Indonesia – 9.7%
Indonesia Government, Series FR60,
6.25%, 4/15/17	4,240,000,000	319,799
Indonesia Government, Series FR28,
10.00%, 7/15/17	9,100,000,000	736,939
Indonesia Government, Series FR66,
5.25%, 5/15/18	9,473,000,000	685,988
Indonesia Government, Series FR69,
7.88%, 4/15/19	4,300,000,000	334,776
Indonesia Government, Series FR70,
8.38%, 3/15/24	10,372,000,000	834,322
Indonesia Government, Series FR56,
8.38%, 9/15/26	9,605,000,000	767,066
Indonesia Government, Series FR65,
6.63%, 5/15/33	6,890,000,000	458,536
		4,137,426
Malaysia – 4.7%
Malaysian Government, Series 0111,
4.16%, 7/15/21	5,000	1,437
Malaysian Government, Series 0112,
3.42%, 8/15/22	2,350,000	642,122
Malaysian Government, Series 0310,
4.50%, 4/15/30	4,550,000	1,342,519
		1,986,078
Mexico – 3.6%
Mexican Bonos Desarrollo, Series M
10, 7.25%, 12/15/16 (a)	2,900,000	199,041
Mexican Bonos Desarrollo,
8.00%, 6/11/20 (a)	11,820,000	861,374
Mexican Bonos Desarrollo,
6.50%, 6/9/22 (a)	5,600,000	381,471
Mexican Bonos Desarrollo,
Series M30, 8.50%, 11/18/38 (a)	900,000	72,635
		1,514,521
Peru – 3.2%
Peru Bono Soberano,
9.91%, 5/5/15	515,000	164,563
Republic of Peru, Registered,
7.84%, 8/12/20	1,179,000	427,915
Republic of Peru, Registered,
5.20%, 9/12/23	2,060,000	637,749
Republic of Peru, Registered,
6.90%, 8/12/37	400,000	129,917
		1,360,144
Poland – 7.3%
Poland Government Bond,
5.25%, 10/25/17	7,300,000	2,202,372
Poland Government Bond,
Series 0719, 3.25%, 7/25/19	808,000	234,792
Poland Government Bond,
Series 1019, 5.50%, 10/25/19	1,436,000	456,237
Poland Government Bond,
Series 0922, 5.75%, 9/23/22	660,000	224,016
		3,117,417
Romania – 2.0%
Romania Government Bond,
6.75%, 6/11/17	1,300,000	364,374
Romania Government Bond,
Series 5Y, 5.90%, 7/26/17	1,810,000	501,416
		865,790
Russian Federation – 3.8%
Russia Government Bond,
7.50%, 2/27/19 (a)	35,615,000	622,360
Russia Government Bond,
Series 6215, 7.00%, 8/16/23 (a)	26,000,000	406,564
Russia Government Bond,
Series 6215, 7.00%, 8/16/23 (a)	28,000,000	437,838
Russia Government Bond,
Series 6207, 8.15%, 2/3/27 (a)	8,000,000	133,178
		1,599,940
South Africa – 8.0%
Republic of South Africa,
Series R159, 13.50%, 9/15/16	7,950,000	728,942
Republic of South Africa,
Series R203, 8.25%, 9/15/17	4,300,000	371,477
Republic of South Africa,
Series R186, 10.50%, 12/21/26	5,900,000	590,834
Republic of South Africa,
Series R213, 7.00%, 2/28/31	19,000,000	1,399,801
Republic of South Africa,
Series R209, 6.25%, 3/31/36	4,800,000	314,383
		3,405,437
See notes to financial statements.	HSBC FAMILY OF FUNDS 23

HSBC EMERGING MARKETS LOCAL DEBT FUND
Schedule of Portfolio Investments—as of April 30, 2015 (Unaudited) (continued)

Foreign Bonds†, continued

	Principal
	Amount	Value ($)
Thailand – 8.2%
Thailand Government Bond,
5.13%, 3/13/18	52,000,000	1,724,868
Thailand Government Bond,
3.88%, 6/13/19	49,000,000	1,600,554
Thailand Government Bond,
4.88%, 6/22/29	4,900,000	184,397
		3,509,819
Turkey – 10.9%
Turkey Government Bond,
10.70%, 2/24/16 (a)	2,700,000	1,014,509
Turkey Government Bond,
8.20%, 7/13/16 (a)	1,650,000	605,737
Turkey Government Bond,
Series 5YR, 9.00%, 3/8/17 (a)	6,500,000	2,415,566
Turkey Government Bond,
9.50%, 1/12/22 (a)	990,000	374,396
Turkey Government Bond,
8.50%, 9/14/22 (a)	406,000	146,512
Turkey Government Bond,
8.80%, 9/27/23 (a)	300,000	109,634
		4,666,354
TOTAL FOREIGN BONDS
(COST $35,837,517)		31,657,379

Yankee Dollars – 1.9%

	Principal
	Amount ($)
China – 0.5%
CNOOC Finance (2013) Ltd.,
1.13%, 5/9/16	200,000	199,790
Turkey – 1.4%
Republic of Turkey,
7.00%, 9/26/16	565,000	607,375
TOTAL YANKEE DOLLARS
(COST $803,662)		807,165

Investment Companies – 20.5%

	Shares	Value ($)
Northern Institutional Diversified
Assets Portfolio, Institutional
Shares, 0.01% (b)	8,735,761	8,735,761
TOTAL INVESTMENT COMPANIES
(COST $8,735,761)		8,735,761
TOTAL INVESTMENT SECURITIES
(COST $45,376,940) — 96.6%		41,200,305
Other Assets (Liabilities) — 3.4%		1,444,175
NET ASSETS — 100%		$42,644,480
____________________

†	The principal amount is disclosed in local currency and the value is disclosed in U.S. Dollars.
(a)	Variable rate security. The interest rates on these securities are adjusted periodically to reflect then-current short-term interest rates. The rates presented represent the rates in effect on April 30, 2015. The maturity dates presented reflect the final maturity dates. However, some of these securities may contain put or demand features that allow the Fund to require the issuer to repurchase the security from the fund within various time periods, including daily, weekly, monthly, or semi-annually.
(b)	The rate represents the annualized one-day yield that was in effect on April 30, 2015.

The Fund invested, as a percentage of net assets at value, in the following industries, as of April 30, 2015:

Percentage of Net Assets
Industry	at Value (%)
Sovereign Bonds	75.6
Investment Companies	20.5
Oil, Gas & Consumable Fuels	0.5
Total	96.6

24 HSBC FAMILY OF FUNDS	See notes to financial statements.

HSBC EMERGING MARKETS LOCAL DEBT FUND
Schedule of Portfolio Investments—as of April 30, 2015 (Unaudited) (continued)

Interest Rate Swap Agreements

At April 30, 2015, the Fund’s open interest rate swap agreements were as follows:

Pay/									Unrealized
Receive		Fixed			Notional		Notional		Appreciation/
Floating	Floating Rate	Rate	Expiration		Amount		Amount	Value	(Depreciation)
Rate	Index	(%)	Date	Counterparty	(Local)		($)	($)	($)
	3-Month ZAR-			JP Morgan
Pay	JIBAR-SAFEX	5.94	8/8/15	Chase Bank N.A.	17,000,000	ZAR	1,430,230	(1,317)	(1,317)
	3-Month ZAR-			JP Morgan
Pay	JIBAR-SAFEX	6.27	11/12/15	Chase Bank N.A.	16,600,000	ZAR	1,396,578	714	714
Pay	1-Year BRL CDI	13.56	1/4/16	Barclays Bank PLC	14,785,714	BRL	4,909,262	1,189	1,189
Pay	1-Year BRL CDI	13.49	1/4/16	Barclays Bank PLC	43,593,360	BRL	14,474,188	(10,534)	(10,534)
				Credit Suisse
Pay	1-Year BRL CDI	13.53	1/4/16	International	15,714,286	BRL	5,217,573	(2,667)	(2,667)
Pay	1-Year BRL CDI	12.97	1/2/17	Barclays Bank PLC	6,174,842	BRL	2,050,216	(9,478)	(9,478)
				Credit Suisse
Pay	1-Year BRL CDI	13.43	1/2/17	International	2,043,519	BRL	678,504	529	529
	3-Month ZAR-
Pay	JIBAR-SAFEX	5.98	1/24/18	Barclays Bank PLC	20,000,000	ZAR	1,682,624	(60,805)	(60,805)
	3-Month MYR-
Pay	KLIBOR-BNM	3.52	1/25/18	Standard Chartered Bank	2,200,000	MYR	617,978	(5,118)	(5,118)
	3-Month MYR-
Pay	KLIBOR-BNM	3.24	5/3/18	Standard Chartered Bank	1,500,000	MYR	421,348	(5,257)	(5,257)
	1-Month MXN-			JP Morgan
Pay	TIIE-Banxico	5.35	5/7/19	Chase Bank N.A.	24,000,000	MXN	1,564,609	17,995	17,995
	1-Month MXN-
Pay	TIIE-Banxico	4.94	7/19/19	Barclays Bank PLC	16,000,000	MXN	1,043,072	(6,338)	(6,338)
								(81,087)	(81,087)

At April 30, 2015, the Fund’s open forward foreign currency exchange contracts were as follows:

						Net
			Contract			Unrealized
			Amount	Contract		Appreciation/
		Delivery	(Local	Value	Value	(Depreciation)
Short Contracts	Counterparty	Date	Currency)	($)	($)	($)
Brazilian Real	Barclays Bank PLC	5/5/15	4,877,146	1,561,686	1,616,430	(54,744)
Brazilian Real	Barclays Bank PLC	5/5/15	1,605,811	573,320	532,213	41,107
Brazilian Real	Standard Chartered Bank	5/5/15	2,780,160	960,000	921,427	38,573
Brazilian Real	Barclays Bank PLC	8/4/15	2,586,361	849,000	830,973	18,027
Brazilian Real	Credit Suisse First Boston	8/4/15	1,118,232	372,000	359,277	12,723
Brazilian Real	JPMorgan Chase Bank	8/4/15	759,900	250,000	244,149	5,851
Brazilian Real	Standard Chartered Bank	8/4/15	297,495	99,000	95,582	3,418
Colombian Peso	Barclays Bank PLC	6/18/15	984,000,000	400,000	411,533	(11,533)
Colombian Peso	Standard Chartered Bank	6/18/15	1,028,820,000	390,000	430,278	(40,278)
Colombian Peso	Barclays Bank PLC	7/31/15	201,120,000	80,000	83,688	(3,688)
European Euro	Standard Chartered Bank	6/30/15	43,028	48,721	48,340	381
Indonesian Rupiah	Barclays Bank PLC	7/15/15	15,419,276,129	1,169,456	1,170,277	(821)
Indonesian Rupiah	Standard Chartered Bank	7/15/15	7,897,150,000	590,000	599,370	(9,370)
Israeli Shekel	Barclays Bank PLC	5/27/15	4,469,163	1,133,000	1,160,196	(27,196)
Israeli Shekel	Standard Chartered Bank	5/27/15	546,197	139,000	141,793	(2,793)
Israeli Shekel	UBS AG	5/27/15	598,348	152,000	155,331	(3,331)
Korean Won	Standard Chartered Bank	6/8/15	839,313,000	759,621	782,934	(23,313)
Malaysian Ringgit	Barclays Bank PLC	6/3/15	2,238,920	600,000	626,943	(26,943)
Malaysian Ringgit	Standard Chartered Bank	6/3/15	1,078,900	301,074	302,114	(1,040)

See notes to financial statements.	HSBC FAMILY OF FUNDS 25

HSBC EMERGING MARKETS LOCAL DEBT FUND
Schedule of Portfolio Investments—as of April 30, 2015 (Unaudited) (continued)

						Net
			Contract			Unrealized
			Amount	Contract		Appreciation/
		Delivery	(Local	Value	Value	(Depreciation)
Short Contracts	Counterparty	Date	Currency)	($)	($)	($)
Mexican Peso	JPMorgan Chase Bank	8/3/15	3,174,653	207,342	205,553	1,789
Peruvian Nuevo	Credit Suisse First Boston	7/24/15	6,067,489	1,936,330	1,912,232	24,098
Philippine Peso	Barclays Bank PLC	5/19/15	8,810,425	198,971	197,687	1,284
Philippine Peso	Barclays Bank PLC	5/19/15	113,781,215	2,570,455	2,553,009	17,446
Polish Zloty	Bank of America	6/5/15	458,360	123,000	127,387	(4,387)
Polish Zloty	Barclays Bank PLC	6/5/15	353,533	95,000	98,254	(3,254)
Polish Zloty	Credit Suisse First Boston	6/5/15	401,237	107,797	111,512	(3,715)
Polish Zloty	JPMorgan Chase Bank	6/5/15	508,756	136,000	141,394	(5,394)
Polish Zloty	Standard Chartered Bank	6/5/15	409,299	110,000	113,753	(3,753)
Polish Zloty	UBS AG	6/5/15	398,147	107,000	110,653	(3,653)
Romanian Leu	Standard Chartered Bank	7/17/15	897,772	213,628	228,016	(14,388)
Russian Ruble	Bank of America	7/21/15	3,993,200	67,000	75,588	(8,588)
Russian Ruble	Barclays Bank PLC	7/21/15	37,354,850	676,000	707,096	(31,096)
Russian Ruble	Credit Suisse First Boston	7/21/15	18,103,105	302,000	342,677	(40,677)
Russian Ruble	JPMorgan Chase Bank	7/21/15	11,555,350	193,000	218,733	(25,733)
Russian Ruble	Standard Chartered Bank	7/21/15	11,834,685	197,000	224,021	(27,021)
Russian Ruble	UBS AG	7/21/15	2,310,400	38,000	43,734	(5,734)
Russian Ruble	Credit Suisse First Boston	7/31/15	5,129,750	85,000	96,848	(11,848)
Russian Ruble	JPMorgan Chase Bank	7/31/15	24,130,000	380,000	455,566	(75,566)
Russian Ruble	Standard Chartered Bank	7/31/15	302,750	5,000	5,716	(716)
South African Rand	Bank of America	5/8/15	3,247,692	280,000	272,870	7,130
South African Rand	Barclays Bank PLC	5/8/15	7,218,709	594,769	606,514	(11,745)
South African Rand	Barclays Bank PLC	5/8/15	13,211,820	1,121,114	1,110,053	11,061
South African Rand	JPMorgan Chase Bank	5/8/15	1,984,559	170,000	166,742	3,258
South African Rand	Standard Chartered Bank	5/8/15	2,487,583	215,000	209,006	5,994
South African Rand	UBS AG	5/8/15	1,010,940	87,000	84,939	2,061
Thai Baht	Standard Chartered Bank	7/2/15	39,957,616	1,198,129	1,210,170	(12,041)
Turkish Lira	Barclays Bank PLC	6/3/15	3,371,899	1,283,023	1,249,736	33,287
Turkish Lira	Credit Suisse First Boston	6/3/15	1,265,748	473,283	469,128	4,155
Turkish Lira	Standard Chartered Bank	6/3/15	2,012,989	759,496	746,080	13,416
				24,358,215	24,607,515	(249,300)

26 HSBC FAMILY OF FUNDS	See notes to financial statements.

HSBC EMERGING MARKETS LOCAL DEBT FUND
Schedule of Portfolio Investments—as of April 30, 2015 (Unaudited) (continued)

						Net
			Contract			Unrealized
			Amount	Contract		Appreciation/
		Delivery	(Local	Value	Value	(Depreciation)
Long Contracts	Counterparty	Date	Currency)	($)	($)	($)
Brazilian Real	Bank of America	5/5/15	260,248	93,000	86,254	(6,746)
Brazilian Real	Barclays Bank PLC	5/5/15	2,771,812	980,961	918,660	(62,301)
Brazilian Real	Barclays Bank PLC	5/5/15	1,710,508	549,000	566,913	17,913
Brazilian Real	Credit Suisse First Boston	5/5/15	534,795	185,000	177,247	(7,753)
Brazilian Real	JPMorgan Chase Bank	5/5/15	569,645	199,000	188,797	(10,203)
Brazilian Real	JPMorgan Chase Bank	5/5/15	628,000	200,000	208,138	8,138
Brazilian Real	Standard Chartered Bank	5/5/15	485,059	170,000	160,763	(9,237)
Brazilian Real	Standard Chartered Bank	5/5/15	277,508	88,000	91,974	3,974
Brazilian Real	UBS AG	5/5/15	1,060,143	364,000	351,362	(12,638)
Brazilian Real	UBS AG	5/5/15	965,400	300,000	319,962	19,962
Brazilian Real	Barclays Bank PLC	8/4/15	4,877,146	1,517,328	1,566,981	49,653
Brazilian Real	JPMorgan Chase Bank	8/4/15	2,630,839	838,000	845,264	7,264
Brazilian Real	Standard Chartered Bank	8/4/15	1,235,466	411,000	396,944	(14,056)
Chilean Peso	JPMorgan Chase Bank	6/10/15	95,467,494	150,722	155,667	4,945
Chilean Peso	Barclays Bank PLC	8/5/15	86,911,500	139,000	141,001	2,001
Chilean Peso	Credit Suisse First Boston	8/5/15	204,963,100	328,000	332,522	4,522
Chilean Peso	JPMorgan Chase Bank	8/5/15	35,636,400	57,000	57,815	815
Chilean Peso	Standard Chartered Bank	8/5/15	103,681,200	166,000	168,207	2,207
Chinese Renminbi	Barclays Bank PLC	7/13/15	38,488	6,177	6,172	(5)
Colombian Peso	Barclays Bank PLC	6/18/15	598,762,500	250,000	250,417	417
Colombian Peso	Standard Chartered Bank	6/18/15	3,854,277,472	1,597,728	1,611,955	14,227
Colombian Peso	Credit Suisse First Boston	7/31/15	265,150,000	100,000	110,332	10,332
European Euro	Barclays Bank PLC	6/30/15	495,796	533,000	557,007	24,007
European Euro	Standard Chartered Bank	6/30/15	270,474	291,000	303,867	12,867
Hungarian Forint	Barclays Bank PLC	6/16/15	385,188,027	1,387,450	1,423,338	35,888
Indian Rupee	Barclays Bank PLC	6/25/15	49,010,360	771,452	762,642	(8,810)
Indonesian Rupiah	Standard Chartered Bank	7/15/15	10,467,600,000	780,000	794,459	14,459
Israeli Shekel	Barclays Bank PLC	5/27/15	2,370,643	600,000	615,420	15,420
Malaysian Ringgit	Barclays Bank PLC	6/3/15	7,824,210	2,139,999	2,190,937	50,938
Malaysian Ringgit	JPMorgan Chase Bank	6/3/15	767,701	213,227	214,972	1,745

See notes to financial statements.	HSBC FAMILY OF FUNDS 27

HSBC EMERGING MARKETS LOCAL DEBT FUND
Schedule of Portfolio Investments—as of April 30, 2015 (Unaudited) (continued)

						Net
			Contract			Unrealized
			Amount	Contract		Appreciation/
		Delivery	(Local	Value	Value	(Depreciation)
Long Contracts	Counterparty	Date	Currency)	($)	($)	($)
Mexican Peso	Barclays Bank PLC	8/3/15	2,008,565	130,000	130,051	51
Mexican Peso	Barclays Bank PLC	8/3/15	2,965,410	192,727	192,005	(722)
Mexican Peso	JPMorgan Chase Bank	8/3/15	11,051,157	712,809	715,542	2,733
Mexican Peso	Standard Chartered Bank	8/3/15	17,230,690	1,135,316	1,115,655	(19,661)
Mexican Peso	UBS AG	8/3/15	10,239,072	662,058	662,961	903
Philippine Peso	Barclays Bank PLC	5/19/15	103,182,760	2,324,197	2,315,203	(8,994)
Philippine Peso	Barclays Bank PLC	5/19/15	19,408,880	434,982	435,494	512
Philippine Peso	Barclays Bank PLC	8/7/15	8,810,425	198,254	196,765	(1,489)
Polish Zloty	Barclays Bank PLC	6/5/15	467,672	123,288	129,976	6,688
Polish Zloty	JPMorgan Chase Bank	6/5/15	467,128	120,000	129,824	9,824
Polish Zloty	Standard Chartered Bank	6/5/15	5,669,351	1,541,422	1,575,628	34,206
Romanian Leu	Barclays Bank PLC	7/17/15	1,520,468	369,764	386,168	16,404
Russian Ruble	Credit Suisse First Boston	7/21/15	54,650,000	1,000,000	1,034,479	34,479
Russian Ruble	Standard Chartered Bank	7/21/15	72,491,039	1,044,088	1,372,194	328,106
Russian Ruble	Barclays Bank PLC	7/31/15	16,257,400	251,177	306,934	55,757
South African Rand	Barclays Bank PLC	5/8/15	17,988,396	1,501,269	1,511,380	10,111
South African Rand	Credit Suisse First Boston	5/8/15	547,767	45,000	46,023	1,023
South African Rand	JPMorgan Chase Bank	5/8/15	2,479,320	203,000	208,312	5,312
South African Rand	JPMorgan Chase Bank	5/8/15	1,892,709	160,000	159,025	(975)
South African Rand	Standard Chartered Bank	5/8/15	3,376,433	275,517	283,687	8,170
South African Rand	UBS AG	5/8/15	2,876,679	236,078	241,698	5,620
South African Rand	Barclays Bank PLC	8/11/15	7,981,462	660,362	659,998	(364)
South African Rand	Barclays Bank PLC	8/11/15	2,545,200	210,000	210,466	466
South African Rand	Credit Suisse First Boston	8/11/15	500,000	41,459	41,346	(113)
Thai Baht	Standard Chartered Bank	7/2/15	24,547,500	750,000	743,454	(6,546)
Turkish Lira	Barclays Bank PLC	6/3/15	561,229	205,000	208,010	3,010
Turkish Lira	Credit Suisse First Boston	6/3/15	254,894	93,000	94,472	1,472
Turkish Lira	Credit Suisse First Boston	6/3/15	150,000	55,846	55,595	(251)
Turkish Lira	JPMorgan Chase Bank	6/3/15	4,032,451	1,545,485	1,494,558	(50,927)
Turkish Lira	Standard Chartered Bank	6/3/15	846,512	310,000	313,745	3,745
Turkish Lira	UBS AG	6/3/15	254,141	93,000	94,193	1,193
Turkish Lira	UBS AG	6/3/15	219,018	82,048	81,175	(873)
				32,113,190	32,722,005	608,815

28 HSBC FAMILY OF FUNDS	See notes to financial statements.

HSBC FRONTIER MARKETS FUND
Schedule of Portfolio Investments—as of April 30, 2015 (Unaudited)

Common Stocks – 86.1%

	Shares	Value ($)
Argentina – 4.8%
Banco Macro SA, ADR	73,235	4,046,234
Grupo Financiero Galicia SA, ADR	178,796	3,940,664
YPF Sociedad Anonima, ADR	66,393	2,027,642
		10,014,540
Cambodia – 0.7%
NagaCorp Ltd.	1,888,000	1,360,463
Colombia – 2.9%
Banco Davivienda SA	523,875	6,094,640
Croatia – 1.3%
Hrvatski Telekom dd	53,016	1,301,956
Ledo dd	1,252	1,427,514
		2,729,470
Egypt – 2.7%
Centamin plc	2,692,845	2,629,672
Commercial International Bank,
Registered, GDR	446,092	3,079,032
		5,708,704
Georgia – 3.1%
Bank of Georgia Holdings plc	191,128	5,248,306
TBC Bank JSC, Registered,
GDR (a)	101,727	1,139,342
		6,387,648
Kazakhstan – 1.4%
Halyk Savings Bank of Kazakhstan
JSC, Registered, GDR (a)	382,268	2,966,913
Kenya – 1.6%
Safaricom Ltd.	17,620,700	3,246,441
Kuwait – 8.2%
Kuwait Projects Co. (Holding) KSC	2,381,912	5,204,790
Mabanee Co. SAKC	1,250,141	4,011,912
Mobile Telecommunications Co.	1,445,000	2,319,673
National Bank of Kuwait	1,998,854	5,683,342
		17,219,717
Morocco – 1.7%
Attijariwafa Bank	95,288	3,548,642
Nigeria – 6.5%
Dangote Cement plc	3,281,447	3,030,162
Diamond Bank plc	116,539,388	2,684,121
Guaranty Trust Bank plc	13,491,661	1,948,772
Nestle Foods Nigeria plc	196,841	940,405
Nigerian Breweries plc	2,085,546	1,647,629
Zenith Bank plc	31,375,481	3,315,503
		13,566,592
Oman – 2.4%
Bank Muscat SAOG	2,869,179	3,922,872
Ooredoo	527,663	1,015,115
		4,937,987
Pakistan – 14.5%
D.G. Khan Cement Co. Ltd.	3,646,500	4,917,821
Engro Corp. Ltd.	2,105,297	6,558,329
Engro Fertilizers Ltd.	1,181,830	1,011,259
Habib Bank Ltd.	612,000	1,205,992
MCB Bank Ltd.	397,769	1,082,078
Nishat Mills Ltd.	3,751,200	4,137,900
Pakistan Petroleum Ltd.	808,680	1,431,928
The Hub Power Co. Ltd.	4,003,192	3,832,450
United Bank Ltd.	3,515,700	6,140,157
		30,317,914
Peru – 3.1%
Credicorp Ltd.	42,600	6,498,630
Philippines – 7.8%
Energy Development Corp.	22,337,400	4,052,101
First Gen Corp.	5,573,700	3,509,218
Robinsons Land Corp.	8,509,800	5,715,382
Vista Land & Lifescapes, Inc.	17,561,400	2,954,607
		16,231,308
Qatar – 4.6%
Doha Bank QSC	78,616	1,176,381
Gulf International Services QSC	22,674	553,428
Industries Qatar QSC	26,067	1,034,418
Qatar Electricity & Water Co.	45,101	2,615,672
Qatar National Bank	76,794	4,166,274
		9,546,173
Romania – 1.4%
SIF 5 Oltenia Craiova	6,703,000	2,938,740
South Korea – 0.5%
Kolao Holdings	53,143	992,051
Spain – 1.2%
Cemex Latam Holdings SA (a)	438,278	2,448,172
Sri Lanka – 2.7%
John Keells Holdings plc	3,656,240	5,655,566
Turkmenistan – 0.6%
Dragon Oil plc	122,200	1,161,385
United Arab Emirates – 12.4%
Al Noor Hospitals Group plc	194,315	2,676,027
Aramex PJSC	394,439	373,120
DP World Ltd.	132,251	3,046,567
Emaar Properties PJSC	2,972,272	6,591,413
First Gulf Bank PJSC	626,047	2,589,296
Gulf Marine Services plc	1,294,802	2,394,944
NMC Health plc	392,010	4,572,163
Union National Bank PJSC	1,996,435	3,708,514
		25,952,044
TOTAL COMMON STOCKS
(COST $182,208,979)		179,523,740

See notes to financial statements.	HSBC FAMILY OF FUNDS 29

HSBC FRONTIER MARKETS FUND
Schedule of Portfolio Investments—as of April 30, 2015 (Unaudited) (continued)

Convertible Corporate Bonds – 0.1%

	Shares or
	Principal
	Amount ($)	Value ($)
Oman – 0.1%
Bank Muscat SAOG,
0.45%, 3/20/16	45,141	12,200
Bank Muscat SAOG,
0.45%, 3/20/17	270,600	73,839
Renaissance Services SAOG,
0.38%, 7/25/17	142,800	44,532
		130,571
TOTAL CONVERTIBLE CORPORATE
BONDS (COST $239,140)		130,571

Warrant – 0.0%

Ukraine – 0.0%
EastCoal, Inc., 5/31/15 (a)(b)	3,605	—
TOTAL WARRANT
(COST $–)		—

Participatory Notes – 9.0%

Saudi Arabia – 3.2%
Al Tayyar Travel Group,
6/20/15, (Merrill Lynch
International & Co.)	114,862	3,339,267
Jarir Marketing Co., 1/17/17,
(Credit Suisse AG)	9,172	561,913
Jarir Marketing Co., 1/17/17,
(Credit Suisse AG)	28,674	1,756,684
Samba Financial Group, 9/27/16,
(Deutsche Bank AG)	129,096	1,053,079
		6,710,943
United Arab Emirates – 2.3%
Aramex PJSC, 3/30/16, (Merrill
Lynch International & Co.)	4,975,370	4,727,868
Vietnam – 3.5%
PetroVietnam Drilling &
Well Services JSC, 9/6/16,
(JPMorgan Chase) (a)	1,053,025	2,663,103
Vietnam Dairy Products JSC,
1/20/15, (Citigroup Global
Markets Holding, Inc.)	405,838	2,033,898
Vietnam Dairy Products JSC,
2/22/18, (JPMorgan Chase)	506,046	2,536,101
		7,233,102
TOTAL PARTICIPATORY NOTES
(COST $19,003,487)		18,671,913

Investment Companies – 5.8%

	Shares	Value ($)
Northern Institutional Diversified
Assets Portfolio, Institutional
Shares, 0.01% (c)	12,035,871	12,035,871
TOTAL INVESTMENT COMPANIES
(COST $12,035,871)		12,035,871
TOTAL INVESTMENT SECURITIES
(COST $213,487,477) — 101.0%		210,362,095
Other Assets
(Liabilities) — (1.0)%		(2,148,511)
NET ASSETS — 100%		$208,213,584
____________________

(a)	Represents non-income producing security.
(b)	Security was valued in good faith pursuant to procedures approved by the Board of Trustees as of April 30, 2015. The total of all such securities represents less than 0.005% of net assets of the Fund.
(c)	The rate represents the annualized one-day yield that was in effect on April 30, 2015.
ADR — American Depositary Receipt
GDR — Global Depository Receipt

The Fund invested, as a percentage of net assets at value, in the following industries, as of April 30, 2015:

Percentage of Net Assets
Industry	at Value (%)
Banks	36.3
Investment Companies	5.8
Real Estate Management &
Development	5.7
Independent Power and Renewable
Electricity Producers	5.5
Construction Materials	5.0
Oil, Gas & Consumable Fuels	4.7
Energy Equipment & Services	4.3
Diversified Financial Services	4.0
Chemicals	3.6
Health Care Providers & Services	3.5
Food Products	3.3
Industrial Conglomerates	2.7
Air Freight & Logistics	2.4
Textiles, Apparel & Luxury Goods	2.0
Hotels, Restaurants & Leisure	1.9
Hotels Restaurants & Leisure	1.6
Wireless Telecommunication Services	1.6
Capital Markets	1.4
Metals & Mining	1.3
Multi-Utilities	1.3
Commercial Services & Supplies	1.1
Beverages	0.8
Marine	0.7
Specialty Retail	0.5
Total	101.0

30 HSBC FAMILY OF FUNDS	See notes to financial statements.

HSBC TOTAL RETURN FUND
Schedule of Portfolio Investments—as of April 30, 2015 (Unaudited)

Foreign Bonds – 9.0%†

	Principal
	Amount	Value ($)
Brazil – 0.6%
Letra Tesouro Nacional,
Series LTN, 13.09%, 7/1/15	24,000,000	7,803,897
Mexico – 8.2%
Mexican Bonos Desarrollo,
6.25%, 6/16/16 (a)	1,604,200,000	107,536,294
Mexican Bonos Desarrollo,
Series M, 6.50%, 6/10/21 (a)	1,000,000	68,082
Mexican Bonos Desarrollo, Series
M30, 10.00%, 11/20/36 (a)	711,800	65,715
		107,670,091
South Africa – 0.2%
Republic of South Africa,
Series R203, 8.25%, 9/15/17	35,115,000	3,033,588
TOTAL FOREIGN BONDS
(COST $123,367,948)		118,507,576

Yankee Dollars – 32.4%

Barbados – 0.1%
Columbus International, Inc.,
7.38%, 3/30/21,
Callable 3/30/18 @ 104 (b)	1,100,000	1,197,625
Brazil – 3.1%
Banco do Estado do Rio
Grande do Sul SA, Registered,
7.38%, 2/2/22	1,900,000	1,897,530
Banco Votorantim, Registered,
5.25%, 2/11/16	200,000	202,520
Caixa Economica Federal,
4.50%, 10/3/18	1,200,000	1,209,000
Caixa Economica Federal,
Registered, 2.38%, 11/6/17	3,750,000	3,618,938
Caixa Economica Federal,
Registered, 4.50%, 10/3/18	700,000	705,250
Centrais Eletricas Brasileiras SA,
Registered, 6.88%, 7/30/19	780,000	764,166
Centrais Eletricas Brasileiras SA,
Registered, 5.75%, 10/27/21	3,175,000	2,952,750
Federal Republic of Brazil,
6.00%, 1/17/17	10,900,000	11,728,400
Federal Republic of Brazil,
4.88%, 1/22/21	6,800,000	7,265,800
Federal Republic of Brazil,
2.63%, 1/5/23	390,000	356,265
Federal Republic of Brazil,
11.00%, 8/17/40,
Callable 8/17/15 @ 100 (b)	900,000	925,650
Marfrig Overseas Ltd.,
9.50%, 5/4/20,
Callable 5/4/15 @ 105 (b)	1,100,000	1,075,250
Odebrecht Finance Ltd.,
Registered, 4.38%, 4/25/25	200,000	172,000
Odebrecht Finance Ltd.,
Registered, 5.25%, 6/27/29	3,600,000	3,096,000
Odebrecht Oil & Gas Finance Ltd.,
7.00%, 12/29/49 (a)	4,700,000	3,495,625
Petrobras International Finance Co.,
7.88%, 3/15/19	800,000	868,408
Petrobras International Finance Co.,
5.38%, 1/27/21	500,000	479,900
		40,813,452
Chile – 0.5%
Banco del Estado de Chile,
2.00%, 11/9/17	2,600,000	2,620,459
Codelco, Inc., Registered,
3.88%, 11/3/21	930,000	980,918
CorpBanca SA, 3.13%, 1/15/18	1,975,000	1,987,839
Empresa Nacional de Petroleo,
Registered, 4.75%, 12/6/21	465,000	488,511
		6,077,727
China – 3.0%
CNOOC Curtis Funding No.1 Pty
Ltd., 4.50%, 10/3/23	1,425,000	1,534,414
CNOOC Finance (2013) Ltd.,
1.13%, 5/9/16	1,300,000	1,298,636
CNOOC Finance (2014) ULC,
4.25%, 4/30/24	1,000,000	1,055,773
CNPC (HK) Overseas Capital Ltd.,
Registered, 3.13%, 4/28/16	2,000,000	2,034,626
CNPC General Capital Ltd.,
1.45%, 4/16/16	800,000	800,557
CNPC General Capital Ltd.,
Registered, 1.45%, 4/16/16	4,450,000	4,452,407
CNPC General Capital Ltd.,
Registered, 2.75%, 4/19/17	3,794,000	3,869,417
Industrial & Commercial Bank of
China, Series MTN,
2.35%, 11/13/17	2,300,000	2,320,682
Sinopec Capital (2013) Ltd.,
1.25%, 4/24/16	3,300,000	3,299,409
Sinopec Capital (2013) Ltd.,
1.25%, 4/24/16	3,375,000	3,374,555
Sinopec Group Overseas
Development (2012) Ltd.,
Registered, 3.90%, 5/17/22	10,000,000	10,408,310
Sinopec Group Overseas
Development (2013) Ltd.,
4.38%, 10/17/23	5,400,000	5,803,634
		40,252,420
Colombia – 5.8%
Banco Davivienda SA, Registered,
2.95%, 1/29/18	4,780,000	4,803,900
Banco de Bogota SA, Registered,
5.00%, 1/15/17	600,000	628,500
Grupo Aval Ltd., Registered,
5.25%, 2/1/17	6,010,000	6,310,500
Grupo Aval Ltd., Registered,
4.75%, 9/26/22	380,000	380,950
Republic of Colombia,
7.38%, 1/27/17	22,585,000	24,922,547
Republic of Colombia,
7.38%, 3/18/19	26,185,000	30,937,577

See notes to financial statements.	HSBC FAMILY OF FUNDS 31

HSBC TOTAL RETURN FUND
Schedule of Portfolio Investments—as of April 30, 2015 (Unaudited) (continued)

Yankee Dollars, continued

	Principal
	Amount ($)	Value ($)
Colombia, continued
Republic of Colombia,
4.38%, 7/12/21	7,230,000	7,671,030
Republic of Colombia,
6.13%, 1/18/41	1,330,000	1,556,100
		77,211,104
Costa Rica – 0.4%
Costa Rica Government
International Bond, Registered,
4.25%, 1/26/23	3,140,000	2,983,000
Costa Rica Government
International Bond, Registered,
4.38%, 4/30/25	970,000	902,100
Republic of Costa Rica,
4.25%, 1/26/23	1,200,000	1,140,000
		5,025,100
Gabon – 0.2%
Gabonese Republic,
6.38%, 12/12/24	3,100,000	3,129,450
India – 0.1%
ICICI Bank Ltd.,
5.00%, 1/15/16	250,000	255,960
ICICI Bank Ltd.,
4.75%, 11/25/16	600,000	626,283
		882,243
Indonesia – 3.5%
PT Pertamina (Persero) Tbk,
4.30%, 5/20/23	1,300,000	1,290,250
PT Pertamina Tbk, Registered,
4.88%, 5/3/22	1,300,000	1,345,695
Republic of Indonesia,
5.88%, 1/15/24	3,700,000	4,250,375
Republic of Indonesia, Registered,
7.50%, 1/15/16	4,323,000	4,514,509
Republic of Indonesia, Registered,
6.88%, 3/9/17	3,300,000	3,617,625
Republic of Indonesia, Registered,
11.63%, 3/4/19	6,340,000	8,448,050
Republic of Indonesia, Registered,
5.88%, 3/13/20	1,800,000	2,038,500
Republic of Indonesia, Registered,
4.88%, 5/5/21	12,160,000	13,254,400
Republic of Indonesia, Registered,
3.75%, 4/25/22	5,115,000	5,210,906
Republic of Indonesia, Registered,
5.38%, 10/17/23	1,740,000	1,942,275
Republic of Indonesia, Registered,
5.25%, 1/17/42	425,000	440,938
		46,353,523
Israel – 0.5%
Delek & Avner (Tamar Bond) Ltd.,
2.80%, 12/30/16	1,000,000	1,000,000
Israel Electric Corp. Ltd.,
Registered, 5.63%, 6/21/18	5,000,000	5,406,250
		6,406,250
Kazakhstan – 0.1%
Development Bank of Kazakhstan,
4.13%, 12/10/22	1,750,000	1,615,075
Lithuania – 0.1%
Republic of Lithuania, Registered,
7.38%, 2/11/20	870,000	1,056,180
Malaysia – 0.1%
Petronas Capital Ltd.,
3.13%, 3/18/22 (c)	1,580,000	1,614,643
Mexico – 3.9%
Comision Federal de Electricidad,
4.88%, 1/15/24	1,600,000	1,723,200
Pemex Project Funding Master
Trust, 5.75%, 3/1/18	10,000,000	10,925,700
Petroleos Mexicanos,
3.50%, 7/18/18	4,500,000	4,640,625
Petroleos Mexicanos,
5.50%, 1/21/21	6,650,000	7,298,375
Petroleos Mexicanos,
4.88%, 1/18/24	250,000	263,700
United Mexican States,
5.63%, 1/15/17	2,330,000	2,501,255
United Mexican States,
4.00%, 10/2/23	10,730,000	11,277,229
United Mexican States,
3.60%, 1/30/25	2,340,000	2,372,760
United Mexican States,
Series A, 6.05%, 1/11/40	4,170,000	5,050,913
United Mexican States,
4.75%, 3/8/44	330,000	338,828
United Mexican States,
5.55%, 1/21/45	2,370,000	2,707,725
United Mexican States,
4.60%, 1/23/46	2,880,000	2,869,200
		51,969,510
Namibia – 0.1%
Namibia International Bond,
Registered, 5.50%, 11/3/21	1,090,000	1,200,221
Netherlands – 1.6%
Marfrig Holding Europe BV,
Registered, 6.88%, 6/24/19,
Callable 6/24/17 @ 103 (b)	1,900,000	1,691,000
Petrobras Global Finance BV,
3.25%, 3/17/17	3,580,000	3,513,383
Petrobras Global Finance BV,
6.25%, 3/17/24	16,600,000	16,570,120
		21,774,503
Panama – 0.5%
Republic of Panama,
5.20%, 1/30/20	5,240,000	5,855,700
Republic of Panama,
6.70%, 1/26/36	360,000	465,300
		6,321,000

32 HSBC FAMILY OF FUNDS	See notes to financial statements.

HSBC TOTAL RETURN FUND
Schedule of Portfolio Investments—as of April 30, 2015 (Unaudited) (continued)

Yankee Dollars, continued

	Principal
	Amount ($)	Value ($)
Peru – 1.1%
BBVA Banco Continental SA,
Registered, 2.25%, 7/29/16	6,400,000	6,428,800
Continental Senior Trust,
Registered, 5.75%, 1/18/17	5,050,000	5,360,575
Republic of Peru,
6.55%, 3/14/37	1,660,000	2,197,425
		13,986,800
Republic of Serbia – 0.3%
Republic of Serbia,
5.88%, 12/3/18	2,800,000	2,954,840
Republic of Serbia,
4.88%, 2/25/20	925,000	948,125
Republic of Serbia, Registered,
5.25%, 11/21/17	410,000	423,493
		4,326,458
Russian Federation – 0.0%
Russian Federation, Registered,
4.88%, 9/16/23	200,000	196,000
South Africa – 2.1%
Eskom Holdings SOC Ltd.,
6.75%, 8/6/23	800,000	828,064
Republic of South Africa,
6.88%, 5/27/19	18,560,000	21,288,320
Republic of South Africa,
5.50%, 3/9/20	1,510,000	1,653,450
Republic of South Africa,
5.88%, 5/30/22	3,400,000	3,826,360
		27,596,194
South Korea – 0.3%
Export-Import Bank of Korea,
1.03%, 1/14/17 (a)	3,600,000	3,616,060
Turkey – 4.9%
Akbank TAS, Registered,
5.13%, 7/22/15	11,404,000	11,475,275
Republic of Turkey,
7.00%, 9/26/16	29,200,000	31,390,000
Republic of Turkey,
7.50%, 7/14/17	2,860,000	3,160,872
Republic of Turkey,
6.75%, 4/3/18	3,300,000	3,646,500
Republic of Turkey,
7.50%, 11/7/19	2,540,000	2,953,766
Republic of Turkey,
6.25%, 9/26/22	5,500,000	6,215,000
Turkiye Halk Bankasi AS,
3.88%, 2/5/20	2,500,000	2,393,350
Turkiye Is Bankasi AS,
3.88%, 11/7/17	1,000,000	1,008,500
Turkiye Is Bankasi AS,
5.50%, 4/21/19	1,450,000	1,501,330
Turkiye Vakiflar Bankasi TAO,
5.00%, 10/31/18	800,000	812,848
		64,557,441

	Shares or
	Principal
	Amount ($)
Uruguay – 0.1%
Republica Oriental del Uruguay,
4.50%, 8/14/24	1,755,000	1,886,625
TOTAL YANKEE DOLLARS
(COST $420,916,749)		429,065,604

U.S. Treasury Obligations – 15.5%

U.S. Treasury Bills – 12.1%
0.02%(d), 7/23/15	30,000,000	29,999,490
0.05%(d), 6/11/15	130,000,000	129,999,220
		159,998,710
U.S. Treasury Notes – 3.4%
1.25%, 1/31/20	29,800,000	29,585,798
1.38%, 2/29/20	11,870,000	11,845,892
1.38%, 3/31/20	4,000,000	3,988,436
		45,420,126
TOTAL U.S. TREASURY
OBLIGATIONS
(COST $205,233,921)		205,418,836

Affiliated Investment Company – 1.9%

HSBC Prime Money Market Fund,
Class I Shares, 0.07% (e)	25,000,000	25,000,000
TOTAL AFFILIATED
INVESTMENT COMPANY
(COST $25,000,000)		25,000,000

Investment Companies – 40.6%

Northern Institutional Diversified
Assets Portfolio, Institutional
Shares, 0.01% (e)	537,594,147	537,594,147
TOTAL INVESTMENT
COMPANIES
(COST $537,594,147)		537,594,147
TOTAL INVESTMENT
SECURITIES (COST
$1,312,112,765) — 99.4%		1,315,586,163
Other Assets
(Liabilities) — 0.6%		7,497,016
NET ASSETS — 100%		$1,323,083,179
____________________

†	The principal amount is disclosed in local currency and the value is disclosed in U.S. Dollars.
(a)	Variable rate security. The interest rates on these securities are adjusted periodically to reflect then-current short-term interest rates. The rates presented represent the rates in effect on April 30, 2015. The maturity dates presented reflect the final maturity dates. However, some of these securities may contain put or demand features that allow the Fund to require the issuer to repurchase the security from the fund within various time periods, including daily, weekly, monthly, or semi-annually.
(b)	Represents next call date. Additional subsequent call dates and amounts may apply to this security.

See notes to financial statements.	HSBC FAMILY OF FUNDS 33

HSBC TOTAL RETURN FUND
Schedule of Portfolio Investments—as of April 30, 2015 (Unaudited) (continued)

(c)	Rule 144A security or other security which is restricted as to resale to institutional investors. This security has been deemed liquid by the Investment Adviser based on procedures approved by the Board of Trustees.
(d)	Rate presented represents the effective yield at time of purchase.
(e)	The rate represents the annualized one-day yield that was in effect on April 30, 2015.
MTN — Medium Term Note
ULC — Unlimited Liability Co.

The Fund invested, as a percentage of net assets at value, in the following industries, as of April 30, 2015:

Percentage of Net Assets
Industry	at Value (%)
Investment Companies	40.6
Sovereign Bonds	28.4
U.S. Treasury Obligation	15.5
Banks	4.3
Oil, Gas & Consumable Fuels	4.2
Affiliated Investment Company	1.9
Diversified Financial Services	1.7
Electric Utilities	0.9
Energy Equipment & Services	0.8
Capital Markets	0.5
Construction & Engineering	0.2
Beverages	0.2
Media	0.1
Metals & Mining	0.1
Total	99.4

34	HSBC FAMILY OF FUNDS	See notes to financial statements.

HSBC TOTAL RETURN FUND
Schedule of Portfolio Investments—as of April 30, 2015 (Unaudited) (continued)

Futures Contracts Sold

					Unrealized
		Expiration	Number of	Notional	Appreciation/
Description	Type	Date	Contracts	Value	(Depreciation)
10-Year U.S. Treasury Note June Future	Short	6/19/15	465	$59,694,375	($560,446)
2-Year U.S. Treasury Note June Future	Short	6/30/15	305	66,876,016	(267,527)
				$126,570,391	($827,973)

Interest Rate Swap Agreements

At April 30, 2015, the Fund’s open interest rate swap agreements were as follows:

									Unrealized
Pay/Receive		Fixed			Notional		Notional		Appreciation/
Floating		Rate	Expiration		Amount		Amount	Value	(Depreciation
Rate	Floating Rate Index	(%)	Date	Counterparty	(Local)		($)	($)	($)
				Credit Suisse
Pay	1-Year BRL CDI	13.47	1/4/16	First Boston	1,341,682,366	BRL	445,475,253	(384,334)	(384,334)
				Barclays Bank
Pay	1-Year BRL CDI	13.47	1/4/16	PLC	504,289,892	BRL	167,438,041	(143,712)	(143,712)
				Standard
Receive	3-Month LIBOR BBA	0.26	5/17/22	Chartered Bank	1,200,000	USD	1,200,000	(16,684)	(16,684)
				Barclays Bank
Receive	3-Month LIBOR BBA	0.26	8/10/22	PLC	13,000,000	USD	13,000,000	78,956	78,956
								(465,774)	(465,774)

Credit Default Swap Agreements - Buy Protection(a)

At April 30, 2015, the Fund’s open credit default swap agreements were as follows:

							Upfront
			Implied Credit				Premiums	Unrealized
			Spread at	Notional	Fixed		Paid/	Appreciation/
		Expiration	April 30,	Amount	Rate	Value	(Received)	(Depreciation)
Underlying Instrument	Counterparty	Date	2015 (%)(b)	($)(c)	(%)	($)	($)	($)
Emirate of Abu Dhabi
United Arab Emirates	Barclays Bank PLC	6/20/18	0.41	4,400,000	1.00	(87,929)	(72,021)	(15,908)
Federative
Republic of Brazil	Barclays Bank PLC	6/20/20	2.98	43,500,000	1.00	3,896,718	4,284,750	(388,032)
	JPMorgan Chase
Republic of Korea	Bank N.A.	9/20/17	0.19	100,000	1.00	(2,051)	1,211	(3,262)
	JPMorgan Chase
Republic of Korea	Bank N.A.	9/20/17	0.21	5,000,000	1.00	(102,561)	12,067	(114,628)
	JPMorgan Chase
Republic of Korea	Bank N.A.	6/20/18	0.27	5,500,000	1.00	(136,140)	(65,689)	(70,451)
	Credit Suisse
Republic of Korea	International	6/20/18	0.27	6,000,000	1.00	(148,516)	(63,927)	(84,589)
	JPMorgan Chase
Republic of Korea	Bank N.A.	6/20/18	0.27	7,000,000	1.00	(173,269)	(59,600)	(113,669)
	JPMorgan Chase
Republic of Korea	Bank N.A.	6/20/18	0.27	7,000,000	1.00	(173,269)	(45,514)	(127,755)
	JPMorgan Chase
Republic of Korea	Bank N.A.	6/20/18	0.27	6,000,000	1.00	(148,516)	(77,634)	(70,882)
Republic of Korea	Barclays Bank PLC	12/20/18	0.33	5,500,000	1.00	(144,596)	(97,533)	(47,063)
	JPMorgan Chase
Republic of Korea	Bank N.A.	12/20/18	0.33	10,500,000	1.00	(276,047)	(191,452)	(84,595)
Republic of Korea	Barclays Bank PLC	12/20/18	0.33	5,500,000	1.00	(144,596)	(97,481)	(47,115)
	JPMorgan Chase
Republic of Philippines	Bank N.A.	9/20/17	0.45	1,700,000	1.00	(26,348)	38,756	(65,104)
State of Qatar	Barclays Bank PLC	9/20/17	0.37	6,250,000	1.00	(103,360)	74,259	(177,619)
						2,229,520	3,640,192	(1,410,672)

See notes to financial statements.	HSBC FAMILY OF FUNDS	35

HSBC TOTAL RETURN FUND
Schedule of Portfolio Investments—as of April 30, 2015 (Unaudited) (continued)

Credit Default Swap Agreements - Sell Protection(a)

At April 30, 2015, the Fund’s open credit default swap agreements were as follows:

							Upfront
			Implied Credit				Premiums	Unrealized
			Spread at	Notional			Paid/	Appreciation/
		Expiration	April 30, 2015	Amount	Fixed	Value	(Received)	(Depreciation)
Underlying Instrument	Counterparty	Date	(%)(b)	($)(c)	Rate (%)	($)	($)	($)
Federative Republic	Credit Suisse
of Brazil	International	6/20/18	1.89	4,500,000	1.00	(111,201)	(96,534)	(14,667)
Federative Republic	Credit Suisse
of Brazil	First Boston	6/20/18	1.89	14,000,000	1.00	(345,958)	(297,735)	(48,223)
Federative Republic	JPMorgan Chase
of Brazil	Bank N.A.	6/20/18	1.81	2,500,000	1.00	(61,778)	(46,715)	(15,063)
Federative Republic
of Brazil	Barclays Bank PLC	6/20/18	1.89	2,500,000	1.00	(61,848)	(39,915)	(21,933)
Federative Republic
of Brazil	Barclays Bank PLC	6/20/20	2.30	28,200,000	1.00	(1,741,478)	(2,794,732)	1,053,254
Federative Republic
of Brazil	Barclays Bank PLC	6/20/20	2.36	5,500,000	1.00	(339,650)	(492,196)	152,546
Federative Republic
of Brazil	Barclays Bank PLC	6/20/20	2.36	9,000,000	1.00	(555,791)	(833,656)	277,865
People's Republic	JPMorgan Chase
of China	Bank N.A.	6/20/18	0.56	5,500,000	1.00	86,444	71,224	15,220
People’s Republic	JPMorgan Chase
of China	Bank N.A.	6/20/18	0.56	6,000,000	1.00	94,303	83,678	10,625
People’s Republic	Credit Suisse
of China	International	6/20/18	0.56	6,000,000	1.00	94,303	37,634	56,669
	Credit Suisse
Republic of Colombia	International	6/20/20	1.45	10,000,000	1.00	(201,114)	(216,616)	15,502
	JPMorgan Chase
Republic of Peru	Bank N.A.	6/20/17	0.86	100,000	1.00	656	(3,224)	3,880
Republic of Peru	Bank of America	3/20/20	1.33	5,000,000	1.00	(64,875)	(52,494)	(12,381)
	Credit Suisse
Republic of Peru	International	6/20/20	1.37	5,000,000	1.00	(76,822)	(84,791)	7,969
	JPMorgan Chase
Republic of South Africa	Bank N.A.	12/20/17	1.30	3,500,000	1.00	(30,036)	(99,897)	69,861
Republic of South Africa	Barclays Bank PLC	12/20/17	1.30	3,500,000	1.00	(30,036)	(88,148)	58,112
	JPMorgan Chase
Republic of South Africa	Bank N.A.	9/20/18	1.54	13,000,000	1.00	(244,997)	(716,665)	471,668
	JPMorgan Chase
Republic of South Africa	Bank N.A.	3/20/19	1.00	12,700,000	1.00	(341,463)	(725,926)	384,463
Republic of South Africa	Bank of America	3/20/20	2.04	6,000,000	1.00	(274,881)	(254,676)	(20,205)
Republic of Turkey	Barclays Bank PLC	6/20/19	1.78	10,500,000	1.00	(377,124)	(724,262)	347,138
						(4,583,346)	(7,375,646)	2,792,300

(a)	When a credit event occurs as defined under the terms of the swap agreement, the Fund as a seller of credit protection will either (i) pay to the buyer of protection an amount equal to the par value of the defaulted reference entity and take delivery of the reference entity or (ii) pay a net amount equal to the par value of the defaulted reference entity less its recovery value. Alternatively, the Fund as a buyer of credit protection will either (i) receive from the seller of protection an amount equal to the par value of the defaulted reference entity and deliver the reference entity to the seller or (ii) receive a net amount equal to the par value of the defaulted reference entity less its recovery value.
(b)	Implied credit spread, represented in absolute terms, utilized in determining the fair value of the credit default swap agreements as of period end serve as an indicator of the current status of the payment/performance risk and represents the likelihood or risk of default for the credit derivative. The implied credit spread of a referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Generally, wider credit spreads represent a perceived deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the swap agreement.
(c)	The notional amount represents the maximum potential amount of future payments that the Fund may receive as a buyer of credit protection if a credit event occurs, as defined under the terms of the swap agreement. Alternatively, the notional amount represents the maximum potential amount the Fund could be required to make as a seller of credit protection if a credit event occurs, as defined under the terms of the swap agreement.

36	HSBC FAMILY OF FUNDS	See notes to financial statements.

HSBC TOTAL RETURN FUND
Schedule of Portfolio Investments—as of April 30, 2015 (Unaudited) (continued)

At April 30, 2015, the Fund’s open forward foreign currency exchange contracts were as follows:

			Contract			Net Unrealized
			Amount	Contract		Appreciation/
		Delivery	(Local	Value	Value	(Depreciation)
Short Contracts	Counterparty	Date	Currency)	($)	($)	($)
Brazilian Real	Barclay Bank PLC	5/5/15	434,340,012	137,319,004	143,953,047	(6,634,043)
Brazilian Real	Barclay Bank PLC	5/5/15	21,612,900	7,716,412	7,163,150	553,262
Brazilian Real	Barclay Bank PLC	8/4/15	36,631,116	12,186,000	11,769,233	416,767
Brazilian Real	Credit Suisse First Boston	8/4/15	97,523,007	32,414,000	31,333,224	1,080,776
Brazilian Real	JPMorgan Chase Bank N.A.	8/4/15	42,329,105	14,105,000	13,599,943	505,057
Brazilian Real	Standard Chartered Bank	8/4/15	72,874,896	24,223,000	23,414,018	808,982
Chilean Peso	Bank of America	8/5/15	3,884,409,000	6,345,000	6,301,871	43,129
Chilean Peso	Credit Suisse First Boston	8/5/15	12,376,875,250	20,197,000	20,079,624	117,376
Chilean Peso	Standard Chartered Bank	8/5/15	3,889,485,000	6,345,000	6,310,106	34,894
Chilean Peso	UBS AG	8/5/15	3,879,967,500	6,345,000	6,294,665	50,335
Hungarian Forint	Barclay Bank PLC	6/16/15	8,421,671,237	30,334,919	31,119,574	(784,655)
Israeli Shekel	Barclay Bank PLC	5/27/15	66,094,729	16,793,000	17,158,214	(365,214)
Israeli Shekel	Standard Chartered Bank	5/27/15	17,179,665	4,372,000	4,459,847	(87,847)
Israeli Shekel	UBS AG	5/27/15	18,887,327	4,798,000	4,903,157	(105,157)
Korean Won	Barclay Bank PLC	6/8/15	7,408,600,000	6,800,000	6,910,942	(110,942)
Korean Won	Standard Chartered Bank	6/8/15	35,477,644,900	32,084,894	33,094,505	(1,009,611)
Mexican Peso	Standard Chartered Bank	8/3/15	61,952,864	4,082,023	4,011,333	70,690
Mexican Peso	Standard Chartered Bank	6/16/16	1,678,000,000	107,716,010	106,075,580	1,640,430
Polish Zloty	Barclay Bank PLC	6/5/15	13,110,492	3,523,000	3,643,672	(120,672)
Polish Zloty	Credit Suisse First Boston	6/5/15	14,337,013	3,853,000	3,984,547	(131,547)
Polish Zloty	JPMorgan Chase Bank N.A.	6/5/15	18,820,216	5,031,000	5,230,521	(199,521)
Polish Zloty	Merrill Lynch International & Co.	6/5/15	16,914,584	4,539,000	4,700,907	(161,907)
Polish Zloty	Standard Chartered Bank	6/5/15	15,132,900	4,067,000	4,205,741	(138,741)
Polish Zloty	UBS AG	6/5/15	14,686,787	3,947,000	4,081,757	(134,757)
Russian Ruble	Barclay Bank PLC	7/21/15	882,313,640	14,674,000	16,701,460	(2,027,460)
Russian Ruble	Credit Suisse First Boston	7/21/15	1,347,527,740	22,476,000	25,507,574	(3,031,574)
Russian Ruble	JPMorgan Chase Bank N.A.	7/21/15	798,217,800	13,330,000	15,109,596	(1,779,596)
Russian Ruble	Merrill Lynch International & Co.	7/21/15	243,644,800	4,088,000	4,611,992	(523,992)
Russian Ruble	Standard Chartered Bank	7/21/15	822,911,665	13,695,000	15,577,030	(1,882,030)
Russian Ruble	UBS AG	7/21/15	141,116,800	2,321,000	2,671,223	(350,223)
Russian Ruble	Credit Suisse First Boston	7/31/15	495,232,100	8,206,000	9,349,806	(1,143,806)
Russian Ruble	Standard Chartered Bank	7/31/15	26,884,200	444,000	507,564	(63,564)
South African Rand	Bank of America	5/8/15	179,156,610	15,446,000	15,052,687	393,313
South African Rand	Barclay Bank PLC	5/8/15	32,700,546	2,729,937	2,747,490	(17,553)
South African Rand	Barclay Bank PLC	5/8/15	144,893,065	12,472,000	12,173,874	298,126
South African Rand	JPMorgan Chase Bank N.A.	5/8/15	57,385,759	4,943,000	4,821,535	121,465
South African Rand	Standard Chartered Bank	5/8/15	137,106,323	11,850,000	11,519,634	330,366
South African Rand	UBS AG	5/8/15	56,054,880	4,824,000	4,709,715	114,285
South African Rand	Barclay Bank PLC	8/11/15	36,972,121	3,058,960	3,057,275	1,685
				633,694,159	647,917,633	(14,223,474)

See notes to financial statements.	HSBC FAMILY OF FUNDS	37

HSBC TOTAL RETURN FUND
Schedule of Portfolio Investments—as of April 30, 2015 (Unaudited) (continued)

			Contract			Net Unrealized
			Amount	Contract		Appreciation/
		Delivery	(Local	Value	Value	(Depreciation)
Long Contracts	Counterparty	Date	Currency)	($)	($)	($)
Brazilian Real	Barclay Bank PLC	5/5/15	23,606,800	8,431,000	7,823,987	(607,013)
Brazilian Real	Barclay Bank PLC	5/5/15	53,318,106	16,965,000	17,671,188	706,188
Brazilian Real	Credit Suisse First Boston	5/5/15	50,721,703	17,546,000	16,810,663	(735,337)
Brazilian Real	JPMorgan Chase Bank N.A.	5/5/15	55,987,556	19,574,000	18,555,922	(1,018,078)
Brazilian Real	Merrill Lynch International & Co.	5/5/15	26,570,463	9,495,000	8,806,232	(688,768)
Brazilian Real	Standard Chartered Bank	5/5/15	146,701,174	45,862,000	48,621,081	2,759,081
Brazilian Real	Standard Chartered Bank	5/5/15	73,583,910	25,546,000	24,387,871	(1,158,129)
Brazilian Real	UBS AG	5/5/15	25,463,200	9,094,000	8,439,253	(654,747)
Brazilian Real	Barclay Bank PLC	8/4/15	434,340,012	133,450,091	139,549,359	6,099,268
Chilean Peso	Barclay Bank PLC	8/5/15	9,765,334,050	15,618,000	15,842,790	224,790
Chilean Peso	Credit Suisse First Boston	8/5/15	23,010,232,413	36,823,000	37,330,651	507,651
Chilean Peso	JPMorgan Chase Bank N.A.	8/5/15	4,014,409,200	6,421,000	6,512,777	91,777
Chilean Peso	Standard Chartered Bank	8/5/15	11,656,968,300	18,664,000	18,911,683	247,683
Chinese Renminbi	Barclay Bank PLC	7/13/15	953,408	153,023	152,900	(123)
European Euro	Barclay Bank PLC	6/30/15	15,620,814	16,793,000	17,549,386	756,386
European Euro	Standard Chartered Bank	6/30/15	8,523,168	9,170,000	9,575,453	405,453
Hungarian Forint	Barclay Bank PLC	6/16/15	1,947,725,000	6,760,000	7,197,191	437,191
Hungarian Forint	Credit Suisse First Boston	6/16/15	2,593,598,220	9,014,000	9,583,807	569,807
Hungarian Forint	Standard Chartered Bank	6/16/15	1,942,959,200	6,760,000	7,179,580	419,580
Hungarian Forint	UBS AG	6/16/15	1,942,350,800	6,760,000	7,177,332	417,332
Polish Zloty	Credit Suisse First Boston	6/5/15	93,148,404	24,814,099	25,887,836	1,073,737
Russian Ruble	Barclay Bank PLC	7/21/15	326,540,900	4,529,000	6,181,146	1,652,146
Russian Ruble	Standard Chartered Bank	7/21/15	2,200,844,781	30,889,820	41,660,152	10,770,332
Russian Ruble	Barclay Bank PLC	7/31/15	2,238,635,020	34,586,868	42,264,634	7,677,766
South African Rand	Barclay Bank PLC	5/8/15	80,683,441	6,622,000	6,779,000	157,000
South African Rand	Barclay Bank PLC	5/8/15	36,972,121	3,108,207	3,106,387	(1,820)
South African Rand	Credit Suisse First Boston	5/8/15	58,331,099	4,792,000	4,900,962	108,962
South African Rand	JPMorgan Chase Bank N.A.	5/8/15	266,056,706	21,784,000	22,354,008	570,008
South African Rand	Standard Chartered Bank	5/8/15	95,826,059	7,871,110	8,051,278	180,168
South African Rand	UBS AG	5/8/15	69,427,755	5,706,000	5,833,300	127,300
Turkish Lira	Barclay Bank PLC	6/3/15	52,832,135	19,298,000	19,581,322	283,322
Turkish Lira	Credit Suisse First Boston	6/3/15	24,001,186	8,757,000	8,895,627	138,627
Turkish Lira	Standard Chartered Bank	6/3/15	79,858,931	29,245,000	29,598,340	353,340
Turkish Lira	UBS AG	6/3/15	24,012,235	8,787,000	8,899,722	112,722
				629,689,218	661,672,820	31,983,602

38	HSBC FAMILY OF FUNDS	See notes to financial statements.

HSBC RMB FIXED INCOME FUND
Schedule of Portfolio Investments—as of April 30, 2015 (Unaudited)

Foreign Bonds – 95.5%†

	Principal
	Amount	Value ($)
Australia – 2.5%
Australia & New Zealand Banking
Group Ltd., Series E,
4.75%, 1/30/25,
Callable 1/30/20 @ 100 (a),(b)	2,000,000	321,326
Brazil – 2.5%
Banco BTG Pactual SA, Series G,
4.10%, 3/26/16 (a)	2,000,000	314,976
China – 58.5%
361 Degrees International Ltd.,
7.50%, 9/12/17 (a)	2,000,000	303,399
Agricultural Bank of China Ltd.,
3.15%, 9/3/15 (a)	2,000,000	320,762
AVIC International Finance &
Investment Ltd., 4.80%, 7/9/15	1,000,000	160,924
AVIC International
Finance & Investment Ltd.,
4.80%, 4/10/17 (a)	2,000,000	322,185
Bank of China (Luxembourg) SA,
Series E, 3.50%, 5/15/17	2,000,000	317,751
Baosteel Group Corp. Ltd.,
Registered, 4.15%, 3/1/17 (a)	2,000,000	320,773
Beijing Capital Hong Kong Ltd.,
4.70%, 6/20/17 (a)	1,170,000	188,088
Bestgain Real Estate Lyra Ltd.,
4.50%, 12/4/18	2,000,000	318,393
Bitronic Ltd., 4.00%, 12/12/15 (a)	2,000,000	320,488
China City Construction International
Co. Ltd., 5.35%, 7/3/17	2,000,000	319,394
China Construction Bank Corp.,
4.90%, 11/12/24, Callable
11/12/19 @ 100 (a),(b)	2,000,000	322,585
China Guangdong Nuclear Power
Holding Co. Ltd., Registered,
3.75%, 11/1/15 (a)	2,000,000	321,056
China Merchants Bank Co. Ltd.,
4.10%, 4/10/17 (a)	2,000,000	320,297
China Power Construction Corp.,
4.20%, 5/15/17 (a)	1,000,000	160,197
China Unicom (Hongkong) Ltd.,
Series E, 4.00%, 4/16/17	1,890,000	301,946
Datang Telecom (Hongkong) Holding
Co. Ltd., 5.50%, 9/29/17 (a)	2,000,000	320,183
Eastern Creation II Investment
Holdings Ltd., Series E, 3.75%,
6/27/17 (a)	2,130,000	338,048
Huaneng Power International, Inc.,
3.85%, 2/5/16 (a)	2,000,000	320,321
Industrial & Commercial
Bank of China Ltd., Series E,
3.40%, 2/11/16 (a)	1,000,000	160,016
Industrial & Commercial
Bank of China Ltd., Registered,
3.75%, 11/19/18	1,000,000	158,971
Industrial & Commercial Bank
of China Ltd., Registered,
6.00%, 12/31/49, Callable
12/10/19 @ 100 (a),(b)	1,090,000	178,294
Longfor Properties Co. Ltd.,
6.75%, 5/28/18	1,500,000	242,409
Maikun Investment Co. Ltd.,
4.50%, 6/6/17 (a)	1,790,000	285,777
RKI Finance 2013 Ltd.,
6.00%, 12/3/16	2,000,000	319,957
Sinochem Hong Kong Group Co. Ltd.,
3.55%, 5/13/17	2,000,000	316,873
Times Property Holding Ltd.,
10.38%, 7/16/17 (a)	1,000,000	153,793
Unican International Ltd., Series E,
5.60%, 9/18/17 (a)	2,000,000	323,152
		7,436,032
France – 3.8%
Veolia Environnement SA, Series E,
4.50%, 6/28/17 (a)	3,000,000	481,530
Germany – 1.3%
BSH Bosch und Siemens
Hausgerate GmbH, Registered,
3.80%, 7/24/17 (a)	1,000,000	159,553
Hong Kong – 14.5%
Dorsett Hospitality International Ltd.,
Series E, 6.00%, 4/3/18 (a)	2,000,000	317,240
Gemdale International Holdings Ltd.,
9.15%, 7/26/15 (a)	2,000,000	324,639
Lai Fung Holdings Ltd.,
6.88%, 4/25/18	2,000,000	304,811
Rainbow Days Ltd., Registered,
3.00%, 6/30/16 (a)	2,000,000	316,461
SK Global Chemical Co. Ltd.,
4.13%, 9/26/16	2,000,000	318,752
Starway Assets Enterprises, Inc.,
4.10%, 1/22/17	1,600,000	255,593
		1,837,496
Japan – 5.0%
Mitsubishi UFJ Lease & Finance Co.
Ltd., Series E, 3.28%, 2/27/17	2,000,000	316,172
Mitsui & Co. Ltd., Series E,
4.25%, 3/1/17 (a)	2,000,000	321,668
		637,840
Singapore – 2.5%
Global Logistic Properties Ltd.,
Registered, 3.37%, 5/11/16 (a)	2,000,000	318,372
Thailand – 2.4%
TMB Bank PCL, Series E,
5.50%, 3/9/18, MTN (a)	1,900,000	310,632

See notes to financial statements.	HSBC FAMILY OF FUNDS	39

HSBC RMB FIXED INCOME FUND
Schedule of Portfolio Investments—as of April 30, 2015 (Unaudited) (continued)

Foreign Bonds†, continued

	Shares or
	Principal
	Amount	Value ($)
United Kingdom – 2.5%
BP Capital Markets plc, Series E,
3.65%, 2/28/19 (a)	1,000,000	157,505
Standard Chartered PLC,
2.63%, 5/31/16 (a)	1,000,000	158,420
		315,925
TOTAL FOREIGN BONDS
(COST $12,229,158)		12,133,682

Investment Companies – 1.1%

Northern Institutional Diversified
Assets Portfolio, Institutional
Shares, 0.01% (c)	141,115	141,115
TOTAL INVESTMENT COMPANIES
(COST $141,115)		141,115
TOTAL INVESTMENT SECURITIES
(COST $12,370,273) — 96.6%		12,274,797
Other Assets (Liabilities) — 3.4%		435,510
NET ASSETS — 100%		$12,710,307
____________________

†	The principal amount is disclosed in local currency and the value is disclosed in U.S. Dollars.
(a)	Variable rate security. The interest rates on these securities are adjusted periodically to reflect then-current short-term interest rates. The rates presented represent the rates in effect on April 30, 2015. The maturity dates presented reflect the final maturity dates. However, some of these securities may contain put or demand features that allow the Fund to require the issuer to repurchase the security from the fund within various time periods, including daily, weekly, monthly, or semi-annually.
(b)	Represents next call date. Additional subsequent call dates and amounts may apply to this security.
(c)	The rate represents the annualized one-day yield that was in effect on April 30, 2015.
MTN — Medium Term Note

The Fund invested, as a percentage of net assets at value, in the following industries, as of April 30, 2015:

Percentage of Net Assets
Industry	at Value (%)
Banks	20.1
Real Estate Management &
Development	15.6
Diversified Financial Services	12.0
Electric Utilities	7.5
Construction & Engineering	6.6
Chemicals	5.0
Commercial Services & Supplies	3.9
Water Utilities	3.9
Transportation Infrastructure	3.8
Metals & Mining	2.5
Trading Companies & Distributors	2.5
Distributors	2.5
Hotels, Restaurants & Leisure	2.5
Diversified Telecommunication
Services	2.4
Automobiles	2.2
Household Durables	1.3
Oil, Gas & Consumable Fuels	1.2
Investment Companies	1.1
Total	96.6

40	HSBC FAMILY OF FUNDS	See notes to financial statements.

HSBC ASIA EX-JAPAN SMALLER COMPANIES EQUITY FUND
Schedule of Portfolio Investments—as of April 30, 2015 (Unaudited)

Common Stocks – 87.9%

	Shares	Value ($)
China – 19.1%
Asiaray Media Group Ltd. (a)	103,000	94,909
Aupu Group Holding Co. Ltd.	600,000	177,539
Beijing Capital Land Ltd., Class H	182,000	150,382
Best Pacific International
Holdings Ltd., Class H	434,000	195,572
Byd Electronic
International Co. Ltd.	68,000	102,431
Century Sage Scientific
Holdings Ltd. (a)	260,000	87,632
China Eastern Airlines Corp.,
Class H (a)	208,000	160,619
China Machinery Engineering Corp.,
Class H	55,000	73,016
Greatview Aseptic
Packaging Co. Ltd.	193,000	116,299
Jiashili Group Ltd. (a)	371,000	184,616
Leoch International
Technology Ltd. (a)	570,000	85,137
Man Wah Holdings Ltd.	274,800	356,558
Texhong Textile Group Ltd.	128,000	153,266
Xiabu Xiabu Catering
Management Co. Ltd. (a)	163,000	106,118
Xinyi Solar Holdings Ltd.	452,000	158,041
		2,202,135
Hong Kong – 25.0%
Beijing Enterprises Holdings Ltd.	20,500	187,349
BeijingWest Industries
International Ltd. (a)	592,000	41,237
CGN Meiya Power
Holdings Co. Ltd. (a)	366,000	141,802
China New Town
Development Co. Ltd (a)	435,000	24,383
China Resources Land Ltd.	73,555	266,882
Cosco International Holdings Ltd.	238,000	139,032
Cowell e Holdings, Inc. (a)	212,000	147,984
EVA Precision Industrial
Holdings Ltd.	586,000	190,189
Far East Consortium
International Ltd.	158,000	74,829
Franshion Properties China Ltd.	546,000	220,602
Fufeng Group Ltd.	82,000	64,076
Haitong International Securities
Group Ltd.	124,000	137,912
Nexteer Automotive Group Ltd.	228,000	256,988
Perfect Shape PRC Holdings Ltd.,
Class L	272,000	63,941
Poly Property Group Co. Ltd.	188,000	120,457
Shenzhen Investment Ltd.	238,000	130,706
Sun Hung Kai & Co. Ltd.	103,000	107,129
TPV Technology Ltd.	230,000	56,084
Valuetronics Holdings Ltd.	351,800	133,854
Varitronix International Ltd.	146,000	116,276
VST Holdings Ltd.	634,000	249,781
		2,871,493
Indonesia – 2.9%
PT Bekasi Fajar Industrial
Estate Tbk	1,190,900	54,738
PT Panin Financial Tbk (a)	8,756,600	220,425
PT Tiphone Mobile
Indonesia Tbk (a)	812,400	60,066
		335,229
Korea, Republic Of – 10.5%
BS Financial Group, Inc.	12,925	193,260
CJ O Shopping Co. Ltd.	595	133,128
Hyandai Development Co.	4,457	237,291
ISC Co. Ltd.	3,080	123,354
KIWOOM Securities Co. Ltd.	911	64,597
Ns Shopping Co. Ltd.	472	99,526
Sam Chun Dang Pharm Co. Ltd.	14,102	154,647
SK Innovation Co. Ltd. (a)	1,082	118,452
Tes Co. Ltd.	5,454	86,793
		1,211,048
Malaysia – 3.8%
Berjaya Auto Berhad	204,700	232,080
Prestariang Berhad	142,900	99,922
Salcon Berhad	433,300	103,705
		435,707
Philippines – 1.5%
First Philippine Holdings Corp.	81,370	169,482
Singapore – 2.5%
Ezion Holdings Ltd.	217,700	197,433
Innovalues Ltd.	157,800	93,938
		291,371
Taiwan, Province Of China – 17.6%
Cathay Financial Holding Co. Ltd.	91,000	158,985
Chin-Poon Industrial Co. Ltd.	80,000	153,796
Chipbond Technology Corp.	57,000	123,181
Cleanaway Co. Ltd.	19,000	117,733
E.Sun Financial Holding Co. Ltd.	289,000	197,894
King Yuan Electronics Co. Ltd.	171,000	155,447
MPI Corp.	33,000	98,504
Phison Electronics Corp.	15,000	138,343
Posiflex Technology, Inc.	22,000	118,982
Radiant Opto-Electronics Corp.	16,000	52,616
San Fang Chemical
Industry Co. Ltd.	60,000	108,976
Sunspring Metal Corp.	29,000	56,463
Topco Scientific Co. Ltd.	53,000	108,694
UDE Corp.	30,000	65,799
Vanguard International
Semiconductor Corp.	42,000	64,503
WT Microelectronics Co. Ltd.	134,219	211,222
Zippy Technology Corp.	65,000	100,808
		2,031,946

See notes to financial statements.	HSBC FAMILY OF FUNDS	41

HSBC ASIA EX-JAPAN SMALLER COMPANIES EQUITY FUND
Schedule of Portfolio Investments—as of April 30, 2015 (Unaudited) (continued)

Common Stocks, continued

	Shares	Value ($)
Thailand – 5.0%
Amata Corp. Public Co. Ltd.	215,900	116,909
Asia Aviation Co. Ltd. (a)	956,800	139,047
Dynasty Ceramic Public Co. Ltd.	769,920	94,226
KCE Electronics PCL	136,500	223,160
		573,342
TOTAL COMMON STOCKS
(COST $8,651,835)		10,121,753

Participatory Notes – 9.2%

India – 9.2%
Ahluwalia Contracts Ltd., 12/18/17,
(UBS AG) (a)(b)	36,950	142,744
Dewan Housing Finance Corp. Ltd.,
12/22/17, (UBS AG) (a)(b)	21,083	148,205
Finolex Industries Ltd., 2/25/16,
(UBS AG) (a)(b)	11,076	48,012
Indian Bank, 2/26/17,
(Deutsche Bank AG) (a)(b)	58,262	128,340
JK Cement Ltd., 12/18/17,
(UBS AG) (a)(b)	7,283	74,023
MM Forgings Ltd., 2/12/18,
(UBS AG) (a)(b)	7,158	75,587
NIIT Ltd., 11/26/24,
(Deutsche Bank AG) (a)(b)	160,054	90,725
Reliance Capital Ltd., 12/18/17,
(UBS AG) (a)(b)	11,955	76,020
SRF Ltd., 3/21/18,
(UBS AG) (a)(b)	5,218	79,867
Welspun Corp. Ltd., 11/26/24,
(Deutsche Bank AG) (b)	26,305	196,262
		1,059,785
TOTAL PARTICIPATORY NOTES
(COST $1,100,013)		1,059,785

Right – 0.4%

Hong Kong – 0.4%
Haitong International, 5/18/15 (a)	72,000	47,843
TOTAL RIGHT (COST $30,497)		47,843

Investment Companies – 0.8%

Northern Institutional Diversified
Assets Portfolio, Institutional
Shares, 0.01% (c)	95,827	95,827
TOTAL INVESTMENT COMPANIES
(COST $95,827)		95,827
TOTAL INVESTMENT SECURITIES
(COST $9,878,172) — 98.3%		11,325,208
Other Assets (Liabilities) — 1.7%		197,400
NET ASSETS — 100%		$11,522,608
____________________

(a)	Represents non-income producing security.
(b)	Rule 144A security or other security which is restricted as to resale to institutional investors. This security has been deemed liquid by the Investment Adviser based on procedures approved by the Board of Trustees.
(c)	The rate represents the annualized one-day yield that was in effect on April 30, 2015.

The Fund invested, as a percentage of net assets at value, in the following industries, as of April 30, 2015:

Percentage of Net Assets
Industry	at Value (%)
Semiconductors & Semiconductor
Equipment	10.9
Real Estate Management &
Development	10.2
Electronic Equipment, Instruments &
Components	10.0
Banks	6.0
Textiles, Apparel & Luxury Goods	5.7
Household Durables	4.6
Insurance	4.0
Auto Components	3.4
Specialty Retail	2.9
Industrial Conglomerates	2.7
Construction & Engineering	2.7
Airlines	2.6
Machinery	1.7
Regional Banks	1.7
Energy Equipment & Services	1.7
Media	1.6
Electrical Equipment	1.6
Food Products	1.6
Electric Utilities	1.5
Diversified Consumer Services	1.4
Pharmaceuticals	1.3
Building Products	1.3
Capital Markets	1.2
Independent Power and Renewable
Electricity Producers	1.2
Internet & Catalog Retail	1.2
Semiconductors	1.1
Containers & Packaging	1.0
Commercial Services & Supplies	1.0
Chemicals	1.0
Oil, Gas & Consumable Fuels	1.0
Hotels, Restaurants & Leisure	0.9
Financials	0.9
Water Utilities	0.9
Communications Equipment	0.9
Professional Services	0.8
Investment Companies	0.8
Metals & Mining	0.7
Construction Materials	0.6
Diversified Financial Services	0.6
Technology Hardware, Storage &
Peripherals	0.5
Wireless Telecommunication Services	0.5
Right	0.4
Total	98.3

42	HSBC FAMILY OF FUNDS	See notes to financial statements.

HSBC FAMILY OF FUNDS

Statements of Assets and Liabilities—as of April 30, 2015

		Emerging
	Emerging	Markets	Frontier	Total
	Markets	Local Debt	Markets	Return
	Debt Fund	Fund	Fund	Fund
Assets:
Investments in Affiliated Investment Companies, at value(a)	—	—	—	$25,000,000
Investments in non-affiliates, at value	$44,626,145	$41,200,305	$210,362,095	1,290,586,163
Segregated cash for collateral	—	—	—	7,130,000
Segregated cash with brokers	—	20,000	—	1,280,000
Foreign currency, at value	12,328	905,424	988,672	130,530
Unrealized appreciation on forward foreign currency
exchange contracts	330,816	1,076,538	—	43,428,555
Unrealized appreciation on swap agreements	81,344	20,427	—	3,003,728
Interest and dividends receivable	468,269	574,614	893,459	7,697,764
Premiums paid on swap agreements	—	—	—	4,603,579
Receivable for capital shares issued	6,409	34,855	1,144,872	1,756,176
Receivable for investments sold	23,250	—	—	2,398,490
Reclaims receivable	—	2,400	—	97,528
Receivable from Investment Adviser	—	1,332	—	—
Variation margin on futures contracts	875	—	—	89,219
Prepaid expenses	19,459	19,722	12,780	48,699
Total Assets	45,568,895	43,855,617	213,401,878	1,387,250,431
Liabilities:
Cash received as collateral for derivatives	260,000	310,000	—	23,390,000
Dividends payable	2,892	831	—	576,107
Unrealized depreciation on forward foreign currency
exchange contracts	166,246	717,023	—	25,668,427
Unrealized depreciation on swap agreements	2,542	101,514	—	2,087,874
Payable for investments purchased	—	—	4,750,414	1,637,202
Premiums received on swap agreements	182,310	—	—	8,339,033
Payable for capital shares redeemed	7,073	37,155	21,677	1,250,334
Accrued expenses and other payables:
Investment Management	13,033	—	224,390	1,015,411
Administration	1,807	1,662	8,094	48,972
Shareholder Servicing	837	190	10,579	281
Accounting	4,532	4,085	1,392	2,479
Custodian	13,999	22,328	125,329	10,743
Transfer Agent	5,779	7,809	10,784	104,481
Trustee	110	192	1,241	2,790
Other	14,335	8,348	34,394	33,118
Total Liabilities	675,495	1,211,137	5,188,294	64,167,252
Net Assets	$44,893,400	$42,644,480	$208,213,584	$1,323,083,179

____________________

(a)	Investments in affiliated investment companies include the HSBC Prime Money Market Fund, Class I Shares. See note 1

See notes to financial statements.	HSBC FAMILY OF FUNDS 43

HSBC FAMILY OF FUNDS

Statements of Assets and Liabilities—as of April 30, 2015 (Unaudited) (continued)

		Emerging
	Emerging	Markets	Frontier	Total
	Markets	Local Debt	Markets	Return
	Debt Fund	Fund	Fund	Fund
Composition of Net Assets:
Capital	43,995,851	49,587,659	209,462,420	1,294,453,279
Accumulated net investment income/(loss)	20,930	(421,794)	1,906,565	(9,223,079)
Accumulated net realized gains/(losses) from investments	768,620	(2,648,243)	(32,569)	16,575,206
Net unrealized appreciation (depreciation) on investments	107,999	(3,873,142)	(3,122,832)	21,277,773
Net Assets	$44,893,400	$42,644,480	$208,213,584	$1,323,083,179

Net Assets:
Class A Shares	$1,151,163	$265,527	$26,064,100	$575,006
Class I Shares	43,612,546	42,290,178	182,149,484	1,295,909,900
Class S Shares	129,691	88,775	—	26,598,273
Total	$44,893,400	$42,644,480	$208,213,584	$1,323,083,179
Shares Outstanding:
($0.001 par value, unlimited number of shares authorized):
Class A Shares	111,390	34,041	1,944,955	55,061
Class I Shares	4,209,578	5,423,217	13,522,216	123,862,581
Class S Shares	12,514	11,380	—	2,541,866
Net Asset Value, Offering Price and Redemption Price per share:
Class A Shares	$10.33	$7.80	$13.40	$10.44
Class I Shares	$10.36	$7.80	$13.47	$10.46
Class S Shares	$10.36	$7.80	$—	$10.46
Maximum Sales Charge:
Class A Shares	4.75%	4.75%	5.00%	4.75%
Maximum Offering Price per share (Net Asset Value /
(100%-maximum sales charge))
Class A Shares	$10.85	$8.19	$14.11	$10.96
Total Investments, at cost	$44,765,015	$45,376,940	$213,487,477	$1,312,112,765
Foreign currency, at cost	$13,579	$897,021	$988,666	$130,338

44 HSBC FAMILY OF FUNDS	See notes to financial statements.

HSBC FAMILY OF FUNDS

Statements of Assets and Liabilities—as of April 30, 2015 (Unaudited) (continued)

	RMB	Asia ex-Japan
	Fixed	Smaller
	Income	Companies
	Fund	Equity Fund
Assets:
Investments securities, at value	$12,274,797	$11,325,208
Foreign currency, at value	320,306	30,732
Interest and dividends receivable	150,943	14,287
Receivable for investments sold	—	506,034
Receivable from Investment Adviser	2,757	4,580
Prepaid expenses	24,528	—
Total Assets	12,773,331	11,880,841
Liabilities:
Dividends payable	37,165	—
Payable for investments purchased	—	318,223
Accrued expenses and other payables:
Administration	513	439
Shareholder Servicing	516	128
Compliance Services	—	113
Accounting	4,525	3,071
Custodian	3,825	17,378
Transfer Agent	4,426	6,446
Trustee	66	548
Other	11,988	11,887
Total Liabilities	63,024	358,233
Net Assets	$12,710,307	$11,522,608

Composition of Net Assets:
Capital	13,064,727	10,070,376
Accumulated net investment income/(loss)	8,859	(33,790)
Accumulated net realized gains/(losses) from investments	(268,046)	38,451
Net unrealized appreciation (depreciation) on investments	(95,233)	1,447,571
Net Assets	$12,710,307	$11,522,608

Net Assets:
Class A Shares	$1,879,163	$172,617
Class I Shares	10,721,534	11,235,292
Class S Shares	109,610	114,699
Total	$12,710,307	$11,522,608
Shares Outstanding:
($0.001 par value, unlimited number of shares authorized):
Class A Shares	192,283	15,110
Class I Shares	1,096,259	982,125
Class S Shares	11,206	10,023
Net Asset Value, Offering Price and Redemption Price per share:
Class A Shares	$9.77	$11.42
Class I Shares	$9.78	$11.44
Class S Shares	$9.78	$11.44
Maximum Sales Charge:
Class A Shares	4.75%	5.00%
Maximum Offering Price per share (Net Asset Value /(100%-maximum sales charge))
Class A Shares	$10.26	$12.02
Total Investments, at cost	$12,370,273	$9,878,172
Foreign currency, at cost	$320,471	$30,145

See notes to financial statements.	HSBC FAMILY OF FUNDS 45

HSBC FAMILY OF FUNDS

Statements of Operations—For the period ended April 30, 2015 (Unaudited)

		Emerging
	Emerging	Markets	Frontier	Total
	Markets	Local Debt	Markets	Return
	Debt Fund	Fund	Fund	Fund
Investment Income:
Interest	$1,057,146	$1,091,484	$75,838	$8,775,374
Dividends	274	225	4,180,464	33,469
Foreign tax withholding	—	(19,449)	(237,445)	—
Total Investment Income	1,057,420	1,072,260	4,018,857	8,808,843
Expenses:
Investment Management	106,163	98,573	1,239,090	4,920,203
Advisory Services:
Operational Support - Class A Shares	1,138	266	30,971	516
Operational Support - Class Y Shares	20,601	19,537	83,641	565,636
Administration:
Class A Shares	276	64	7,500	125
Class S Shares	30	22	—	6,267
Class Y Shares	9,973	9,457	40,516	273,716
Shareholder Servicing:
Class A Shares	1,423	333	38,713	645
Accounting	31,275	29,746	28,207	31,365
Compliance Services	440	429	2,376	10,116
Custodian	15,275	60,707	288,105	94,400
Printing	2,687	3,169	12,433	36,493
Audit	10,273	10,273	10,658	10,565
Transfer Agent	15,641	17,806	29,850	328,844
Trustee	1,392	1,176	6,371	28,637
Registration fees	21,691	20,912	16,502	13,956
Other	7,316	10,636	19,527	85,199
Total expenses before fee and expense reductions	245,594	283,106	1,854,460	6,406,683
Fees voluntarily reduced/reimbursed by
Investment Adviser	—	—	—	(11,681)
Fees contractually reduced/reimbursed by
Investment Adviser	(63,120)	(115,094)	—	—
Net Expenses	182,474	168,012	1,854,460	6,395,002

Net Investment Income	874,946	904,248	2,164,397	2,413,841

Realized/Unrealized Gains (Losses) from Investments:
Net realized gains (losses) from investment securities and foreign
currency transactions	830,366	(1,575,860)	481,884	2,622,554
Net realized gains (losses) from swap agreements	950	29,095	—	3,297,639
Net realized gains (losses) from futures contracts	—	—	—	(236,557)
Net realized gains (losses) from forward foreign currency
exchange contracts	(50,556)	(561,914)	—	16,012,277
Change in unrealized appreciation/depreciation
on investments	(856,140)	(1,865,185)	(8,483,285)	4,698,040
Net realized/unrealized gains (losses) on investments	(75,380)	(3,973,864)	(8,001,401)	26,393,953
Change in Net Assets Resulting from Operations	$799,566	$(3,069,616)	$(5,837,004)	$28,807,794

46 HSBC FAMILY OF FUNDS	See notes to financial statements.

HSBC FAMILY OF FUNDS

Statements of Operations—For the period ended April 30, 2015 (Unaudited) (continued)

	RMB	Asia ex-Japan
	Fixed	Smaller
	Income	Companies
	Fund	Equity Fund
Investment Income:
Interest	$296,378	$—
Dividends	4	56,175
Foreign tax withholding	(746)	(3,478)
Total Investment Income	295,636	52,697
Expenses:
Investment Management	35,325	47,048
Advisory Services:
Operational Support - Class A Shares	2,127	134
Operational Support - Class Y Shares	5,305	4,591
Administration:
Class A Shares	515	23
Class S Shares	27	15
Class Y Shares	2,570	1,529
Shareholder Servicing:
Class A Shares	2,659	168
Accounting	28,065	18,576
Compliance Services	142	208
Custodian	6,326	19,022
Printing	684	2,047
Audit	10,273	10,357
Transfer Agent	13,715	7,350
Trustee	415	678
Registration fees	21,508	16,837
Other	2,448	3,365
Total expenses before fee and expense reductions	132,104	131,948
Fees contractually reduced/reimbursed by
Investment Adviser	(57,823)	(65,836)
Net Expenses	74,281	66,112

Net Investment Income (Loss)	221,355	(13,415)

Realized/Unrealized Gains (Losses) from Investments:
Net realized gains (losses) from investments	(226,791)	38,451
Change in unrealized appreciation/depreciation
on investments	(287,387)	1,447,571
Net realized/unrealized gains (losses) on investments	(514,178)	1,486,022
Change in Net Assets Resulting from Operations	$(292,823)	$1,472,607

See notes to financial statements.	HSBC FAMILY OF FUNDS 47

HSBC FAMILY OF FUNDS

Statements of Changes in Net Assets

	Emerging Markets Debt Fund		Emerging Markets Local Debt Fund
	Six Months	For the	Six Months	For the
	Ended	year ended	Ended	year ended
	April 30,	October 31,	April 30,	October 31,
	2015	2014	2015	2014
	(Unaudited)		(Unaudited)
Investment Activities:
Operations:
Net investment income (loss)	$874,946	$1,687,760	$904,248	$1,691,662
Net realized gains (losses) from investments	780,760	119,542	(2,108,679)	(2,122,116)
Change in unrealized appreciation/depreciation
on investments	(856,140)	468,780	(1,865,185)	(281,747)
Change in net assets resulting from operations	799,566	2,276,082	(3,069,616)	(712,201)

Dividends:
Net investment income:
Class A Shares	(22,026)	(49,423)	(5,033)	(361)
Class I Shares	(860,503)	(1,707,510)	(818,120)	(170,351)
Class S Shares	(2,660)	(5,267)	(1,870)	(578)
Net realized gains:
Class A Shares	—	(15,670)	—	—
Class I Shares	—	(633,396)	—	—
Class S Shares	—	(1,859)	—	—
Tax Return of capital:
Class A Shares	—	—	—	(16,439)
Class I Shares	—	—	—	(1,376,779)
Class S Shares	—	—	—	(3,907)
Change in net assets resulting from shareholder dividends	(885,189)	(2,413,125)	(825,023)	(1,568,415)
Change in net assets resulting from capital transactions	2,817,559	109,447	5,571,645	12,291,590
Change in net assets	2,731,936	(27,596)	1,677,006	10,010,974

Net Assets:
Beginning of period	42,161,464	42,189,060	40,967,474	30,956,500
End of period	$44,893,400	$42,161,464	$42,644,480	$40,967,474
Accumulated net investment income (loss)	$20,930	$31,173	$(421,794)	$(501,019)

48 HSBC FAMILY OF FUNDS	See notes to financial statements.

HSBC FAMILY OF FUNDS

Statements of Changes in Net Assets (continued)

	Emerging Markets Debt Fund		Emerging Markets Local Debt Fund
	Six Months	For the	Six Months	For the
	Ended	year ended	Ended	year ended
	April 30,	October 31,	April 30,	October 31,
	2015	2014	2015	2014
	(Unaudited)		(Unaudited)
CAPITAL TRANSACTIONS:
Class A Shares:
Proceeds from shares issued	$86,367	$1,317,378	$0	$18,340
Dividends reinvested	22,019	64,385	5,033	16,800
Value of shares redeemed	(146,037)	(1,245,728)	(2,774)	(1,045,684)
Class A Shares capital transactions	(37,651)	136,035	2,259	(1,010,544)

Class I Shares:
Proceeds from shares issued	2,737,193	5,053,501	6,800,891	16,115,741
Dividends reinvested	846,311	2,287,432	813,473	1,485,405
Value of shares redeemed	(730,955)	(7,374,648)	(2,046,848)	(4,303,497)
Class I Shares capital transactions	2,852,549	(33,715)	5,567,516	13,297,649

Class S Shares:
Dividends reinvested	2,661	7,127	1,870	4,485
Class S Shares capital transactions	2,661	7,127	1,870	4,485
Change in net assets resulting from capital transactions	$2,817,559	$109,447	$5,571,645	$12,291,590

SHARE TRANSACTIONS:
Class A Shares:
Issued	8,476	127,866	0	2,070
Reinvested	2,173	6,308	639	1,924
Redeemed	(14,487)	(118,921)	(355)	(119,549)
Change in Class A Shares	(3,838)	15,253	284	(115,555)

Class I Shares:
Issued	269,041	489,573	862,266	1,825,237
Reinvested	83,287	224,351	103,339	170,380
Redeemed	(71,974)	(713,562)	(256,731)	(501,310)
Change in Class I Shares	280,354	362	708,874	1,494,307

Class S Shares:
Reinvested	262	698	237	514
Change in Class S Shares	262	698	237	514

See notes to financial statements.	HSBC FAMILY OF FUNDS 49

HSBC FAMILY OF FUNDS

Statements of Changes in Net Assets (continued)

	Frontier Markets Fund		Total Return Fund
	Six Months	For the	Six Months	For the
	Ended	year ended	Ended	year ended
	April 30,	October 31,	April 30,	October 31,
	2015	2014	2015	2014
	(Unaudited)		(Unaudited)
Investment Activities:
Operations:
Net investment income (loss)	$2,164,397	$2,308,945	$2,413,841	$6,098,801
Net realized gains (losses) from investments	481,884	14,885,299	21,695,913	6,974,679
Change in unrealized appreciation/depreciation
on investments	(8,483,285)	1,420,799	4,698,040	25,243,393
Change in net assets resulting from operations	(5,837,004)	18,615,043	28,807,794	38,316,873

Dividends:
Net investment income:
Class A Shares	(192,858)	(71,759)	(5,802)	(5,181)
Class I Shares	(2,097,889)	(385,005)	(16,390,876)	(14,452,971)
Class S Shares	—	—	(395,753)	(531,317)
Net realized gains:
Class A Shares	(2,154,630)	(578,597)	—	(1,252)
Class I Shares	(13,201,594)	(2,118,899)	—	(2,832,439)
Class S Shares	—	—	—	(107,420)
Change in net assets resulting from shareholder dividends	(17,646,971)	(3,154,260)	(16,792,431)	(17,930,580)
Change in net assets resulting from capital transactions	13,244,258	114,377,387	258,742,194	364,367,661
Change in net assets	(10,239,717)	129,838,170	270,757,557	384,753,954

Net Assets:
Beginning of period	218,453,301	88,615,131	1,052,325,622	667,571,668
End of period	$208,213,584	$218,453,301	$1,323,083,179	$1,052,325,622
Accumulated net investment income (loss)	$1,906,565	$2,032,915	$(9,223,079)	$5,155,511

50 HSBC FAMILY OF FUNDS	See notes to financial statements.

HSBC FAMILY OF FUNDS

Statements of Changes in Net Assets (continued)

	Frontier Markets Fund		Total Return Fund
	Six Months	For the	Six Months	For the
	Ended	year ended	Ended	year ended
	April 30,	October 31,	April 30,	October 31,
	2015	2014	2015	2014
	(Unaudited)		(Unaudited)
CAPITAL TRANSACTIONS:
Class A Shares:
Proceeds from shares issued	$4,747,190	$33,231,316	$324,581	$143,789
Dividends reinvested	2,249,394	607,857	4,805	5,740
Value of shares redeemed	(21,029,769)	(11,405,859)	(165,016)	(21,327)
Class A Shares capital transactions	(14,033,185)	22,433,314	164,370	128,202

Class I Shares:
Proceeds from shares issued	69,884,381	126,821,683	409,446,877	563,843,623
Dividends reinvested	1,511,793	510,429	837,190	846,570
Value of shares redeemed	(44,118,731)	(35,388,039)	(152,101,996)	(201,089,471)
Class I Shares capital transactions	27,277,443	91,944,073	258,182,071	363,600,722

Class S Shares:
Dividends reinvested	—	—	395,753	638,737
Class S Shares capital transactions	—	—	395,753	638,737
Change in net assets resulting from capital transactions	$13,244,258	$114,377,387	$258,742,194	$364,367,661

SHARE TRANSACTIONS:
Class A Shares:
Issued	365,039	2,316,230	31,498	14,209
Reinvested	176,285	46,015	467	577
Redeemed	(1,594,878)	(768,292)	(16,050)	(2,099)
Change in Class A Shares	(1,053,554)	1,593,953	15,915	12,687

Class I Shares:
Issued	5,247,474	8,673,067	39,689,213	55,260,351
Reinvested	118,016	38,436	81,150	84,650
Redeemed	(3,358,378)	(2,542,059)	(14,731,577)	(19,839,964)
Change in Class I Shares	2,007,112	6,169,444	25,038,786	35,505,037

Class S Shares:
Reinvested	—	—	38,365	63,904
Change in Class S Shares	—	—	38,365	63,904

See notes to financial statements.	HSBC FAMILY OF FUNDS 51

HSBC FAMILY OF FUNDS

Statements of Changes in Net Assets (continued)

			Asia ex-Japan
			Smaller Companies
	RMB Fixed Income Fund		Equity Fund
	Six Months	For the	For the period
	Ended	year ended	Nov. 11, 2014(a)
	April 30,	October 31,	through
	2015	2014	Apr. 30, 2015
	(Unaudited)
Investment Activities:
Operations:
Net investment income (loss)	$221,355	$461,932	$(13,415)
Net realized gains (losses) from investments	(226,791)	150,059	38,451
Change in unrealized appreciation/depreciation on investments	(287,387)	(369,467)	1,447,571
Change in net assets resulting from operations	(292,823)	242,524	1,472,607

Dividends:
Net investment income:
Class A Shares	(65,615)	(95,829)	(270)
Class I Shares	(345,015)	(421,694)	(19,892)
Class S Shares	(3,581)	(4,406)	(213)
Net realized gains:
Class A Shares	—	(69)	—
Class I Shares	—	(261)	—
Class S Shares	—	(3)	—
Change in net assets resulting from shareholder dividends	(414,211)	(522,262)	(20,375)
Change in net assets resulting from capital transactions	(360,047)	131,271	10,070,376
Change in net assets	(1,067,081)	(148,467)	11,522,608

Net Assets:
Beginning of period	13,777,388	13,925,855	—
End of period	$12,710,307	$13,777,388	$11,522,608
Accumulated net investment income (loss)	$8,859	$201,715	$(33,790)

52 HSBC FAMILY OF FUNDS	See notes to financial statements.

HSBC FAMILY OF FUNDS

Statements of Changes in Net Assets (continued)

			Asia ex-Japan
			Smaller Companies
	RMB Fixed Income Fund		Equity Fund
	Six Months	For the	For the period
	Ended	year ended	Nov. 11, 2014(a)
	April 30,	October 31,	through
	2015	2014	Apr. 30, 2015
	(Unaudited)
CAPITAL TRANSACTIONS:
Class A Shares:
Proceeds from shares issued	$1,905	$288,757	$150,000
Dividends reinvested	57,634	79,959	270
Value of shares redeemed	(746,020)	(582,679)	—
Class A Shares capital transactions	(686,481)	(213,963)	150,270

Class I Shares:
Proceeds from shares issued	20,000	—	9,800,001
Dividends reinvested	313,145	421,955	19,892
Value of shares redeemed	(9,958)	(81,130)	—
Class I Shares capital transactions	323,187	340,825	9,819,893

Class S Shares:
Proceeds from shares issued	—	—	100,000
Dividends reinvested	3,247	4,409	213
Class S Shares capital transactions	3,247	4,409	100,213
Change in net assets resulting from capital transactions	$(360,047)	$131,271	$10,070,376

SHARE TRANSACTIONS:
Class A Shares:
Issued	197	27,992	15,081
Reinvested	5,826	7,718	29
Redeemed	(74,703)	(55,964)	—
Change in Class A Shares	(68,680)	(20,254)	15,110

Class I Shares:
Issued	2,029	—	980,000
Reinvested	31,653	40,721	2,125
Redeemed	(1,017)	(7,916)	—
Change in Class I Shares	32,665	32,805	982,125

Class S Shares:
Issued	—	—	10,000
Reinvested	328	425	23
Change in Class S Shares	328	425	10,023
____________________

(a)	Commencement of operations.

See notes to financial statements.	HSBC FAMILY OF FUNDS 53

HSBC EMERGING MARKETS DEBT FUND
Financial Highlights

Selected data for a share outstanding throughout the periods indicated.

		Investment Activities			Dividends						Ratios/Supplementary Data
			Net Realized									Ratio of Net	Ratio of
			and							Net		Investment	Expenses
	Net Asset	Net	Unrealized			Net Realized				Assets	Ratio of Net	Income	to Average
	Value,	Investment	Gains	Total from	Net	Gains from		Net Asset		at End of	Expenses to	(Loss) to	Net Assets	Portfolio
	Beginning	Income	(Losses) from	Investment	Investment	Investment	Total	Value, End	Total	Period	Average Net	Average Net	(Excluding Fee	Turnover
	of Period	(Loss)	Investments	Activities	Income	Transactions	Dividends	of Period	Return(a)	(000’s)	Assets(b)	Assets(b)	Reductions)(b)	(a)(c)
CLASS A SHARES
Six Months Ended April 30, 2015
(unaudited)	$10.37	0.19 (d)	(0.04)	0.15	(0.19)	—	(0.19)	$10.33	1.53%	$1,151	1.20%	3.78%	1.50%	40%
Year Ended October 31, 2014	$10.42	0.37	0.13	0.50	(0.39)	(0.16)	(0.55)	$10.37	5.07%	$1,195	1.20%	3.59%	1.51%	51%
Year Ended October 31, 2013	$11.42	0.43	(0.74)	(0.31)	(0.47)	(0.22)	(0.69)	$10.42	(2.84)%	$1,042	1.20%	3.92%	1.48%	53%
Year Ended October 31, 2012	$10.23	0.47	1.21	1.68	(0.49)	—	(0.49)	$11.42	16.90%	$482	1.20%	4.32%	1.55%	54%
Period Ended October 31, 2011(e)	$10.00	0.25	0.25	0.50	(0.27)	—	(0.27)	$10.23	5.02%	$355	1.20%	4.81%	1.38%	10%
CLASS I SHARES
Six Months Ended April 30, 2015
(unaudited)	$10.39	0.21 (d)	(0.03)	0.18	(0.21)	—	(0.21)	$10.36	1.79%	$43,613	0.85%	4.13%	1.15%	40%
Year Ended October 31, 2014	$10.44	0.41	0.13	0.54	(0.43)	(0.16)	(0.59)	$10.39	5.43%	$40,839	0.85%	3.99%	1.16%	51%
Year Ended October 31, 2013	$11.44	0.45	(0.72)	(0.27)	(0.51)	(0.22)	(0.73)	$10.44	(2.52)%	$41,027	0.85%	4.19%	1.13%	53%
Year Ended October 31, 2012	$10.25	0.51	1.20	1.71	(0.52)	—	(0.52)	$11.44	17.19%	$39,751	0.85%	4.68%	1.28%	54%
Period Ended October 31, 2011(e)	$10.00	0.29	0.24	0.53	(0.28)	—	(0.28)	$10.25	5.34%	$34,257	0.85%	5.07%	1.12%	10%
CLASS S SHARES
Six Months Ended April 30, 2015
(unaudited)	$10.40	0.21 (d)	(0.03)	0.18	(0.22)	—	(0.22)	$10.36	1.74%	$130	0.75%	4.23%	1.05%	40%
Year Ended October 31, 2014	$10.44	0.42	0.14	0.56	(0.44)	(0.16)	(0.60)	$10.40	5.64%	$127	0.75%	4.09%	1.06%	51%
Year Ended October 31, 2013	$11.44	0.47	(0.73)	(0.26)	(0.52)	(0.22)	(0.74)	$10.44	(2.42)%	$121	0.75%	4.29%	1.03%	53%
Year Ended October 31, 2012	$10.25	0.52	1.20	1.72	(0.53)	—	(0.53)	$11.44	17.30%	$124	0.75%	4.78%	1.18%	54%
Period Ended October 31, 2011(e)	$10.00	0.30	0.23	0.53	(0.28)	—	(0.28)	$10.25	5.39%	$105	0.75%	5.14%	1.02%	10%

(a)	Not annualized for periods less than one year. Total return calculations do not include any sales or redemption charges.
(b)	Annualized for periods less than one year.
(c)	Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing between the classes of shares issued.
(d)	Calculated based on average shares outstanding.
(e)	Commencement of operations on April 7, 2011
Amounts designated as “—” are $0 or have been rounded to $0.

54 HSBC FAMILY OF FUNDS	See notes to financial statements.

HSBC EMERGING MARKETS LOCAL DEBT FUND
Financial Highlights

Selected data for a share outstanding throughout the periods indicated.

		Investment Activities				Dividends							Ratios/Supplementary Data
				Net Realized										Ratio of Net	Ratio of
				and								Net		Investment	Expenses
	Net Asset	Net		Unrealized			Net Realized	Tax				Assets	Ratio of Net	Income	to Average
	Value,	Investment		Gains	Total from	Net	Gains from	Return		Net Asset		at End of	Expenses to	(Loss) to	Net Assets	Portfolio
	Beginning	Income		(Losses) from	Investment	Investment	Investment	of	Total	Value, End	Total	Period	Average Net	Average Net	(Excluding Fee	Turnover
	of Period	(Loss)		Investments	Activities	Income	Transactions	Capital	Dividends	of Period	Return(a)	(000’s)	Assets(b)	Assets(b)	Reductions)(b)	(a)(c)
CLASS A SHARES
Six Months Ended April 30, 2015
(unaudited)	$8.61	0.17	(d)	(0.83)	(0.66)	(0.15)	—	—	(0.15)	$7.80	(7.68)%	$266	1.20%	4.25%	1.78%	64%
Year Ended October 31, 2014	$9.15	0.36	(d)	(0.54)	(0.18)	—	—	(0.36)	(0.36)	$8.61	(1.91)%	$291	1.20%	4.08%	1.79%	199	%(f)
Year Ended October 31, 2013	$9.86	0.24	(d)	(0.69)	(0.45)	(0.19)	(0.05)	(0.02)	(0.26)	$9.15	(4.60)%	$1,366	1.20%	2.49%	1.69%	86%
Year Ended October 31, 2012	$9.54	0.21		0.21	0.42	(0.10)	—	—	(0.10)	$9.86	4.47%	$2,053	1.20%	2.13%	1.94%	43%
Period Ended October 31, 2011(e)	$10.00	0.12		(0.46)	(0.34)	(0.09)	—	(0.03)	(0.12)	$9.54	(3.43)%	$1,807	1.20%	2.29%	1.66%	66%
CLASS I SHARES
Six Months Ended April 30, 2015
(unaudited)	$8.61	0.18	(d)	(0.83)	(0.65)	(0.16)	—	—	(0.16)	$7.80	(7.52)%	$42,290	0.85%	4.59%	1.43%	64%
Year Ended October 31, 2014	$9.16	0.44	(d)	(0.59)	(0.15)	(0.04)	—	(0.36)	(0.40)	$8.61	(1.55)%	$40,581	0.85%	5.01%	1.45%	199	%(f)
Year Ended October 31, 2013	$9.87	0.28	(d)	(0.70)	(0.42)	(0.22)	(0.05)	(0.02)	(0.29)	$9.16	(4.25)%	$29,493	0.85%	2.87%	1.34%	86%
Year Ended October 31, 2012	$9.55	0.24		0.21	0.45	(0.13)	—	—	(0.13)	$9.87	4.80%	$30,602	0.85%	2.47%	1.62%	43%
Period Ended October 31, 2011(e)	$10.00	0.13		(0.45)	(0.32)	(0.10)	—	(0.03)	(0.13)	$9.55	(3.21)%	$24,086	0.85%	2.46%	1.32%	66%
CLASS S SHARES
Six Months Ended April 30, 2015
(unaudited)	$8.61	0.19	(d)	(0.83)	(0.64)	(0.17)	—	—	(0.17)	$7.80	(7.48)%	$89	0.75%	4.70%	1.33%	64%
Year Ended October 31, 2014	$9.16	0.44	(d)	(0.58)	(0.14)	(0.05)	—	(0.36)	(0.41)	$8.61	(1.46)%	$96	0.75%	5.05%	1.34%	199	%(f)
Year Ended October 31, 2013	$9.87	0.29	(d)	(0.70)	(0.41)	(0.23)	(0.05)	(0.02)	(0.30)	$9.16	(4.16)%	$97	0.75%	2.97%	1.24%	86%
Year Ended October 31, 2012	$9.55	0.25		0.21	0.46	(0.14)	—	—	(0.14)	$9.87	4.89%	$102	0.75%	2.59%	1.51%	43%
Period Ended October 31, 2011(e)	$10.00	0.14		(0.45)	(0.31)	(0.11)	—	(0.03)	(0.14)	$9.55	(3.16)%	$97	0.75%	2.58%	1.22%	66%

(a)	Not annualized for periods less than one year. Total return calculations do not include any sales or redemption charges.
(b)	Annualized for periods less than one year.
(c)	Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing between the classes of shares issued.
(d)	Calculated based on average shares outstanding.
(e)	Commencement of operations on April 7, 2011
(f)	The amount and timing of purchases and sales of fund shares during the period contributed to a higher portfolio turnover rate for the year ended October 31, 2014 as compared to prior years.
Amounts designated as “—” are $0 or have been rounded to $0.

See notes to financial statements.	HSBC FAMILY OF FUNDS 55

HSBC FRONTIER MARKETS FUND
Financial Highlights

Selected data for a share outstanding throughout the periods indicated.

		Investment Activities				Dividends						Ratios/Supplementary Data
				Net Realized									Ratio of Net	Ratio of
				and							Net		Investment	Expenses
	Net Asset	Net		Unrealized			Net Realized				Assets	Ratio of Net	Income	to Average
	Value,	Investment		Gains	Total from	Net	Gains from		Net Asset		at End of	Expenses to	(Loss) to	Net Assets	Portfolio
	Beginning	Income		(Losses) from	Investment	Investment	Investment	Total	Value, End	Total	Period	Average Net	Average Net	(Excluding Fee	Turnover
	of Period	(Loss)		Investments	Activities	Income	Transactions	Dividends	of Period	Return(a)	(000’s)	Assets(b)	Assets(b)	Reductions)(b)	(a)(c)
CLASS A SHARES
Six Months Ended April 30, 2015
(unaudited)	$14.95	0.10	(d)	(0.50)	(0.40)	(0.09)	(1.06)	(1.15)	$13.40	(2.19)%	$26,064	2.17%	1.56%	2.17%	39%
Year Ended October 31, 2014	$13.06	0.20	(d)	2.14	2.34	(0.05)	(0.40)	(0.45)	$14.95	18.38%	$44,837	2.20%	1.38%	2.24%	64%
Year Ended October 31, 2013	$10.93	0.08	(d)	2.45	2.53	(0.40)	—	(0.40)	$13.06	23.85%	$18,342	2.20%	0.60%	2.69%	44%
Year Ended October 31, 2012	$9.66	0.16	(d)	1.12	1.28	(0.01)	—	(0.01)	$10.93	13.27%	$1,409	2.20%	1.51%	3.79%	26%
Period Ended October 31, 2011(e)	$10.00	—		(0.34)	(0.34)	—	—	—	$9.66	(3.40)%	$97	2.30%	(0.26)%	2.57%	6%
CLASS I SHARES
Six Months Ended April 30, 2015
(unaudited)	$15.08	0.15	(d)	(0.53)	(0.38)	(0.17)	(1.06)	(1.23)	$13.47	(2.05)%	$182,149	1.82%	2.30%	1.82%	39%
Year Ended October 31, 2014	$13.15	0.23	(d)	2.17	2.40	(0.07)	(0.40)	(0.47)	$15.08	18.77%	$173,616	1.85%	1.57%	1.90%	64%
Year Ended October 31, 2013	$10.97	0.15	(d)	2.43	2.58	(0.40)	—	(0.40)	$13.15	24.25%	$70,273	1.85%	1.20%	2.38%	44%
Year Ended October 31, 2012	$9.67	0.29	(d)	1.03	1.32	(0.02)	—	(0.02)	$10.97	13.68%	$16,375	1.85%	2.83%	2.79%	26%
Period Ended October 31, 2011(e)	$10.00	—		(0.33)	(0.33)	—	—	—	$9.67	(3.30)%	$14,407	1.96%	0.09%	2.23%	6%

(a)	Not annualized for periods less than one year. Total return calculations do not include any sales or redemption charges.
(b)	Annualized for periods less than one year.
(c)	Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing between the classes of shares issued.
(d)	Calculated based on average shares outstanding.
(e)	Commencement of operations on September 6, 2011
Amounts designated as “—” are $0 or have been rounded to $0.

56 HSBC FAMILY OF FUNDS	See notes to financial statements.

HSBC TOTAL RETURN FUND
Financial Highlights

Selected data for a share outstanding throughout the periods indicated.

		Investment Activities				Dividends						Ratios/Supplementary Data
				Net Realized									Ratio of Net	Ratio of
				and							Net		Investment	Expenses
	Net Asset	Net		Unrealized			Net Realized				Assets	Ratio of Net	Income	to Average
	Value,	Investment		Gains	Total from	Net	Gains from		Net Asset		at End of	Expenses to	(Loss) to	Net Assets	Portfolio
	Beginning	Income		(Losses) from	Investment	Investment	Investment	Total	Value, End	Total	Period	Average Net	Average Net	(Excluding Fee	Turnover
	of Period	(Loss)		Investments	Activities	Income	Transactions	Dividends	of Period	Return(a)	(000’s)	Assets(b)	Assets(b)	Reductions)(b)	(a)(c)
CLASS A SHARES
Six Months Ended April 30, 2015
(unaudited)	$10.36	—	(d)	0.22	0.22	(0.14)	—	(0.14)	$10.44	2.10%	$575	1.45%	0.07%	1.46%	26%
Year Ended October 31, 2014	$10.13	0.04	(d)	0.41	0.45	(0.18)	(0.04)	(0.22)	$10.36	4.50%	$406	1.52%	0.44%	1.52%	77%
Year Ended October 31, 2013	$10.32	0.10	(d)	(0.21)	(0.11)	(0.05)	(0.03)	(0.08)	$10.13	(1.06)%	$268	1.47%	0.94%	1.47%	64%
Period Ended October 31, 2012(e)	$10.00	0.03	(d)	0.33	0.36	(0.04)	—	(0.04)	$10.32	3.62%	$256	1.60%	0.56%	1.61%	83%
CLASS I SHARES
Six Months Ended April 30, 2015
(unaudited)	$10.38	0.02	(d)	0.21	0.23	(0.15)	—	(0.15)	$10.46	2.27%	$1,295,910	1.11%	0.41%	1.11%	26%
Year Ended October 31, 2014	$10.15	0.08	(d)	0.40	0.48	(0.21)	(0.04)	(0.25)	$10.38	4.85%	$1,025,926	1.17%	0.77%	1.17%	77%
Year Ended October 31, 2013	$10.33	0.13	(d)	(0.20)	(0.07)	(0.08)	(0.03)	(0.11)	$10.15	(0.66)%	$642,545	1.18%	1.33%	1.18%	64%
Period Ended October 31, 2012(e)	$10.00	0.07	(d)	0.31	0.38	(0.05)	—	(0.05)	$10.33	3.82%	$348,443	1.18%	1.08%	1.18%	83%
CLASS S SHARES
Six Months Ended April 30, 2015
(unaudited)	$10.38	0.03	(d)	0.21	0.24	(0.16)	—	(0.16)	$10.46	2.31%	$26,598	1.01%	0.51%	1.01%	26%
Year Ended October 31, 2014	$10.15	0.10	(d)	0.39	0.49	(0.22)	(0.04)	(0.26)	$10.38	4.94%	$25,994	1.07%	0.95%	1.07%	77%
Year Ended October 31, 2013	$10.33	0.18	(d)	(0.24)	(0.06)	(0.09)	(0.03)	(0.12)	$10.15	(0.57)%	$24,758	1.12%	1.80%	1.12%	64%
Period Ended October 31, 2012(e)	$10.00	0.05	(d)	0.34	0.39	(0.06)	—	(0.06)	$10.33	3.87%	$104	1.15%	0.91%	1.48%	83%

(a)	Not annualized for periods less than one year. Total return calculations do not include any sales or redemption charges.
(b)	Annualized for periods less than one year.
(c)	Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing between the classes of shares issued.
(d)	Calculated based on average shares outstanding.
(e)	Commencement of operations on March 30, 2012
Amounts designated as “—” are $0 or have been rounded to $0.

See notes to financial statements.	HSBC FAMILY OF FUNDS 57

HSBC RMB FIXED INCOME FUND
Financial Highlights

Selected data for a share outstanding throughout the periods indicated.

		Investment Activities				Dividends						Ratios/Supplementary Data
				Net Realized									Ratio of Net	Ratio of
				and							Net		Investment	Expenses
	Net Asset	Net		Unrealized			Net Realized				Assets	Ratio of Net	Income	to Average
	Value,	Investment		Gains	Total from	Net	Gains from		Net Asset		at End of	Expenses to	(Loss) to	Net Assets	Portfolio
	Beginning	Income		(Losses) from	Investment	Investment	Investment	Total	Value, End	Total	Period	Average Net	Average Net	(Excluding Fee	Turnover
	of Period	(Loss)		Investments	Activities	Income	Transactions	Dividends	of Period	Return(b)	(000’s)	Assets(c)	Assets(c)	Reductions)(c)	(b)(d)
CLASS A SHARES
Six Months Ended April 30, 2015
(unaudited)	$10.31	0.15	(a)	(0.39)	(0.24)	(0.30)	—	(0.30)	$9.77	(2.30)%	$1,879	1.45%	3.14%	2.35%	10%
Year Ended October 31, 2014	$10.52	0.32		(0.16)	0.16	(0.37)	—	(0.37)	$10.31	1.54%	$2,691	1.45%	3.10%	2.29%	54%
Year Ended October 31, 2013	$10.24	0.31		0.29	0.60	(0.32)	—	(0.32)	$10.52	5.96%	$2,959	1.45%	2.97%	2.50%	—%
Period Ended October 31, 2012(e)	$10.00	0.10	(a)	0.22	0.32	(0.08)	—	(0.08)	$10.24	3.24%	$1,530	1.45%	2.54%	3.26%	—%
CLASS I SHARES
Six Months Ended April 30, 2015
(unaudited)	$10.32	0.17	(a)	(0.39)	(0.22)	(0.32)	—	(0.32)	$9.78	(2.12)%	$10,722	1.10%	3.51%	2.00%	10%
Year Ended October 31, 2014	$10.53	0.36		(0.17)	0.19	(0.40)	—	(0.40)	$10.32	1.89%	$10,975	1.10%	3.45%	1.95%	54%
Year Ended October 31, 2013	$10.25	0.34		0.30	0.64	(0.36)	—	(0.36)	$10.53	6.31%	$10,856	1.10%	3.30%	2.09%	—%
Period Ended October 31, 2012(e)	$10.00	0.10	(a)	0.24	0.34	(0.09)	—	(0.09)	$10.25	3.40%	$10,134	1.10%	2.43%	2.26%	—%
CLASS S SHARES
Six Months Ended April 30, 2015
(unaudited)	$10.32	0.18	(a)	(0.39)	(0.21)	(0.33)	—	(0.33)	$9.78	(2.08)%	$110	1.00%	3.60%	1.90%	10%
Year Ended October 31, 2014	$10.53	0.37		(0.17)	0.20	(0.41)	—	(0.41)	$10.32	2.00%	$112	1.00%	3.55%	1.85%	54%
Year Ended October 31, 2013	$10.25	0.35		0.30	0.65	(0.37)	—	(0.37)	$10.53	6.41%	$110	1.00%	3.40%	1.99%	—%
Period Ended October 31, 2012(e)	$10.00	0.10	(a)	0.24	0.34	(0.09)	—	(0.09)	$10.25	3.44%	$103	1.00%	2.53%	2.16%	—%
(a)	Calculated based on average shares outstanding.
(b)	Not annualized for periods less than one year. Total return calculations do not include any sales or redemption charges.
(c)	Annualized for periods less than one year.
(d)	Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing between the classes of shares issued.
(e)	Commencement of operations on June 8, 2012
Amounts designated as “—” are $0 or have been rounded to $0.

58 HSBC FAMILY OF FUNDS	See notes to financial statements.

HSBC ASIA EX-JAPAN SMALLER COMPANIES EQUITY FUND
Financial Highlights

Selected data for a share outstanding throughout the periods indicated.

		Investment Activities			Dividends					Ratios/Supplementary Data
			Net Realized								Ratio of Net	Ratio of
			and						Net		Investment	Expenses
	Net Asset	Net	Unrealized						Assets	Ratio of Net	Income	to Average
	Value,	Investment	Gains	Total from	Net		Net Asset		at End of	Expenses to	(Loss) to	Net Assets
	Beginning	Income	(Losses) from	Investment	Investment	Total	Value, End	Total	Period	Average Net	Average Net	(Excluding Fee	Portfolio
	of Period	(Loss)	Investments	Activities	Income	Dividends	of Period	Return(a)	(000’s)	Assets(b)	Assets(b)	Reductions)(b)	Turnover(a)(e)
CLASS A SHARES
Period Ended April 30, 2015(c)	$10.00	(0.03)(d)	1.47	1.44	(0.02)	(0.02)	$11.42	14.52%	$173	1.75%	(0.72)%	3.16%	73%
CLASS I SHARES
Period Ended April 30, 2015(c)	$10.00	(0.01)(d)	1.47	1.46	(0.02)	(0.02)	$11.44	14.75%	$11,235	1.40%	(0.28)%	2.80%	73%
CLASS S SHARES
Period Ended April 30, 2015(c)	$10.00	(0.01)(d)	1.47	1.46	(0.02)	(0.02)	$11.44	14.76%	$115	1.31%	(0.18)%	2.71%	73%

(a)	Not annualized for periods less than one year. Total return calculations do not include any sales or redemption charges.
(b)	Annualized for periods less than one year.
(c)	Commencement of operations on November 11, 2014
(d)	Calculated based on average shares outstanding.
(e)	Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing between the classes of shares issued.

See notes to financial statements.	HSBC FAMILY OF FUNDS 59

HSBC FAMILY OF FUNDS
Notes to Financial Statements — as of April 30, 2015 (Unaudited)

1. Organization:

The HSBC Funds (the “Trust”), a Massachusetts business trust organized on April 22, 1987, is registered under the Investment Company Act of 1940, as amended (the “Act”), as an open-end management investment company. As of April 30, 2015, the Trust is composed of 16 separate operational funds, each a series of the HSBC Family of Funds, which also includes the HSBC Advisor Funds Trust and the HSBC Portfolios (the “Trusts”). The accompanying financial statements are presented for the following six funds (individually a “Fund,” collectively the “Funds”):

Fund	Short Name
HSBC Emerging Markets Debt Fund	Emerging Markets Debt Fund

HSBC Emerging Markets Local Debt Fund	Emerging Markets Local Debt Fund

HSBC Frontier Markets Fund	Frontier Markets Fund

HSBC Total Return Fund	Total Return Fund

HSBC RMB Fixed Income Fund	RMB Fixed Income Fund

HSBC Asia ex-Japan Smaller Companies Equity Fund	Asia ex-Japan Smaller Companies Equity Fund

The Emerging Markets Debt Fund, the Emerging Markets Local Debt Fund, the Total Return Fund and the RMB Fixed Income Fund are non-diversified funds. The Frontier Markets Fund and the Asia ex-Japan Smaller Companies Equity Fund are diversified funds. Financial statements for all other funds of the Trusts are published separately.

The Funds are authorized to issue an unlimited number of shares of beneficial interest with a par value of $ 0.001 per share. The Emerging Markets Debt Fund, the Emerging Markets Local Debt Fund, the Total Return Fund and the RMB Fixed Income Fund (“Debt Funds”) are authorized to issue three classes of shares: Class A Shares, Class I Shares, and Class S Shares. Class A Shares of the Debt Funds have a maximum sales charge of 4.75% as a percentage of the original purchase price. The Frontier Markets Fund is authorized to issue two classes of shares: Class A Shares and Class I Shares. The Asia ex-Japan Smaller Companies Equity Fund is authorized to issue three classes of shares: Class A Shares, Class I Shares and Class S Shares. Class A Shares of the Frontier Markets Fund and Asia ex-Japan Smaller Companies Equity Fund have a maximum sales charge of 5.00% as a percentage of the original purchase price. Each class of shares in each Fund has identical rights and privileges, except with respect to arrangements pertaining to shareholder servicing and/or distribution, class-related expenses, voting rights on matters affecting a single class of shares, and exchange privileges of each class of shares. Effective as of April 30, 2014, the Frontier Markets Fund has been closed to new investors, subject to certain exceptions.

Under the Trust’s organizational documents, the Funds’ officers and Trustees are indemnified against certain liabilities arising out of the performance of their duties to the Funds. In addition, in the normal course of business, the Trust enters into contracts with its service providers, which also provide for indemnifications by the Funds. The Funds’ maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Funds. However, based on experience, the Trust expects the risk of loss to be remote.

The Funds are investment companies and follow accounting and reporting guidance under Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) Topic 946, “Financial Services-Investment Companies”.

2. Significant Accounting Policies:

The following is a summary of the significant accounting policies followed by the Funds in the preparation of their financial statements. The policies are in conformity with U.S. generally accepted accounting principles (“GAAP”). The preparation of financial statements requires management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

60       HSBC FAMILY OF FUNDS

HSBC FAMILY OF FUNDS
Notes to Financial Statements — as of April 30, 2015 (Unaudited) (continued)

Securities Valuation:

The Funds record their investments at fair value. Fair value is defined as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. The valuation techniques used to determine fair value are further described in Note 3 below.

Investment Transactions and Related Income:

Investment transactions are accounted for no later than one business day after trade date. However, for financial reporting purposes, investment transactions are accounted for on trade date. Investment gains and losses are calculated on the identified cost basis. Interest income is recognized on the accrual basis and includes, where applicable, the amortization or accretion of premium or discount. Dividend income is recorded on the ex-dividend date except in the case of foreign securities, in which case dividends are recorded as soon as such information becomes available.

Foreign Currency Translation:

The accounting records of the Funds are maintained in U.S. dollars. Foreign currency amounts are translated into U.S. dollars at the current rate of exchange to determine the value of investments, assets and liabilities. Purchases and sales of securities, and income and expenses are translated at the prevailing rate of exchange on the respective dates of such transactions. The Funds do not isolate the portion of the results of operations resulting from changes in foreign exchange rates on investments from fluctuations arising from changes in market prices of securities held. Such fluctuations are included with the net realized and unrealized gain or loss from investments and foreign currencies.

Income received by the Funds from sources within foreign countries may be subject to withholding and other income or similar taxes imposed by such countries. The Funds may be subject to foreign taxes on gains in investments or currency repatriation. The Funds accrue such taxes, as applicable, based on their current interpretation of tax rules in the foreign markets in which they invest.

Restricted and Illiquid Securities:

A restricted security is a security which has been purchased through a private offering and cannot be resold to the general public without prior registration under the Securities Act of 1933 (the “1933 Act”) or pursuant to the resale limitations provided by Rule 144 under the 1933 Act, or another exemption from the registration requirements of the 1933 Act. Certain restricted securities may be resold in transactions exempt from registration, normally to qualified institutional buyers, and may be deemed liquid by the Investment Adviser (as defined in Note 4) based on procedures established by the Board of Trustees (the “Board”). Therefore, not all restricted securities are considered illiquid. At April 30, 2015, all restricted securities held were deemed liquid.

Participation Notes and Participatory Notes:

The Frontier Markets Fund and Asia ex-Japan Smaller Companies Equity Fund may invest in participation notes or participatory notes (“P-notes”). P-notes are participation interest notes that are issued by banks or broker-dealers and are designed to offer a return linked to a particular underlying equity, debt, currency or market. If the P-note were held to maturity, the issuer would pay to, or receive from, the purchaser the difference between the nominal value of the underlying instrument at the time of purchase and that instrument’s value at maturity. The holder of a P-note that is linked to a particular underlying security or instrument may be entitled to receive any dividends paid in connection with that underlying security or instrument, but typically does not receive voting rights as it would if it directly owned the underlying security or instrument. Investments in P-notes involve the same risks associated with a direct investment in the underlying securities, instruments or markets that they seek to replicate. In addition, there can be no assurance that there will be a trading market for a P-note or that the trading price of a P-note will equal the underlying value of the security, instrument or market that it seeks to replicate. Due to liquidity and transfer restrictions, the secondary markets on which a P-note is traded may be less liquid than the market for other securities, or may be completely illiquid, which may also affect the ability of a Fund to accurately value a P-note. P-notes typically constitute general unsecured contractual obligations of the banks or broker- dealers that issue them, which subjects the Funds that holds them to counterparty risk (and this risk may be amplified if the Fund purchases P-notes from only a small number of issuers).

HSBC FAMILY OF FUNDS       61

HSBC FAMILY OF FUNDS
Notes to Financial Statements — as of April 30, 2015 (Unaudited) (continued)

Derivative Instruments:

All open derivative positions at year end are reflected on the Funds’ Schedule of Portfolio Investments. The following is a description of the derivative instruments utilized by the Funds, including the primary underlying risk exposure related to each instrument type.

Forward Foreign Currency Exchange Contracts:

Each Fund may enter into forward foreign currency exchange contracts. The Funds may enter into forward foreign currency exchange contracts in connection with planned purchases or sales of securities, to hedge the U.S. dollar value of securities denominated in a particular currency or to enhance return. The forward foreign currency exchange contracts are adjusted by the daily exchange rate of the underlying currency and any gains or losses are recorded for financial statement purposes as unrealized gains or losses until the contract settlement date.

The Funds could be exposed to risks if the counterparties to the contracts are unable to meet the terms of their contracts and from unanticipated movements in the value of a foreign currency relative to the U.S. dollar.

The Funds remain subject to credit risk with respect to the amount they expect to receive from counterparties. However, the Funds have sought to mitigate these risks by generally requiring the posting of collateral to a Fund at prearranged exposure levels to cover a Fund’s exposure to the counterparty.

During the period ended April 30, 2015, the Funds entered into forward foreign currency exchange contracts to gain exposure to certain markets and for hedging purposes. The notional amount of forward foreign currency exchange contracts outstanding as of April 30, 2015 and the monthly average notional amount for these contracts during the period ended April 30, 2015 were as follows:

	Outstanding	Monthly Average
	Notional Amount ($)	Notional Amount ($)
Forward Foreign Currency Exchange Contracts:
Emerging Markets Debt Fund	6,224,309	2,405,080
Emerging Markets Local Debt Fund	56,471,405	61,701,199
Total Return Fund	1,263,383,377	722,105,441

Options Contracts:

The Funds may purchase or write put and call options on securities, indices, foreign currencies and derivative instruments. When purchasing options, the Funds pay a premium which is recorded as the cost basis in the investment and which is subsequently marked to market to reflect the current value of the option. Premiums paid for purchasing options that expire are treated as realized losses. When an option is exercised or closed, premiums paid for purchasing options are offset against proceeds to determine the realized gain or loss on the transaction. When writing options, the Funds receive a premium which is recorded as a liability and which is subsequently marked to market to reflect the current value of the option written. Premiums received from writing options that expire are treated as realized gains. Premiums received from writing options that are either exercised or closed are offset against the proceeds received or the amount paid on the transaction to determine the realized gains or losses.

The Funds may purchase or write put and call options on foreign currencies for the purpose of protecting against declines in the dollar value of foreign portfolio securities and against increases in the U.S. dollar cost of foreign securities to be acquired. The Funds could be exposed to risks if the counterparties to the contracts are unable to meet the terms of their contracts and from unanticipated movements in the value of a foreign currency relative to the U.S. dollar.

The Funds may enter into interest rate swaption agreements for hedging purposes. A swaption is an option to enter into a pre-defined swap agreement by some specified date in the future. The writer of the swaption becomes the counterparty to the swap if the buyer exercises their option. The interest rate swaption agreement will specify whether the buyer of the swaption will be a fixed rate receiver or a fixed rate buyer. The Funds could be exposed to risks if the counterparties to the contracts are unable to meet the terms of their contracts and from unanticipated movements in interest rates.

62       HSBC FAMILY OF FUNDS

HSBC FAMILY OF FUNDS
Notes to Financial Statements — as of April 30, 2015 (Unaudited) (continued)

The Funds remain subject to credit risk with respect to the amount they expect to receive from counterparties. However, the Funds have sought to mitigate these risks by generally requiring the posting of collateral to a Fund at prearranged exposure levels to cover a Fund’s exposure to the counterparty.

The Funds did not invest in options during the period ended April 30, 2015.

Futures Contracts:

The Funds may invest in futures contracts for the purpose of hedging existing portfolio securities or securities they intend to purchase against fluctuations in fair value caused by changes in prevailing market interest conditions. Upon entering into futures contracts, the Funds are required to pledge to the broker an amount of cash and/or other assets equal to a certain percentage of the contract amount (initial margin deposit). Subsequent payments, known as “variation margin”, are made or received each day, depending on the daily fluctuations in the fair value of the underlying security. The Funds recognize an unrealized gain or loss equal to the daily variation margin. Should market conditions move unexpectedly, the Funds may not achieve the anticipated benefits of the futures contracts and may realize a loss. Futures contracts involve, to varying degrees, elements of market risk (generally equity price risk related to stock futures, interest rate risk related to bond futures, and foreign currency risk related to currency futures) and exposure to loss in excess of the variation margin. The primary risks associated with the use of futures contracts are the imperfect correlation between the change in market value of the securities held by the Funds and the prices of futures contracts, the possibility of an illiquid market, and the inability of the counterparty to meet the terms of the contract. During the period ended April 30, 2015, the Emerging Markets Debt Fund and the Total Return Fund invested in futures contracts to gain exposure to certain markets and for hedging purposes. The gross notional amount of futures contracts outstanding as of April 30, 2015. and the monthly average notional amount for these contracts for the period ended April 30, 2015 were as follows:

	Outstanding	Monthly Average
	Notional Amount ($)	Notional Amount ($)
Futures Contracts:
Emerging Markets Debt Fund	1,390,563	231,760
Total Return Fund	126,570,391	126,125,633

Swap Agreements:

The Funds may enter into swap contracts and other similar instruments in accordance with their investment objectives and policies. A swap is an agreement to exchange the return generated by one instrument for the return generated by another instrument. The payment streams are calculated by reference to a specified index and agreed upon notional amount. The term specified index includes currencies, fixed interest rates, prices and total return on interest rate indices, fixed income indices, stock indices and commodity indices.

The Funds will usually enter into swaps on a net basis, which means that the two return streams are netted out in a cash settlement on the payment date or dates specified in the instrument, with a Fund receiving or paying only the net amount of the two returns. Upfront receipts and payments are recorded as deferred income (liability) or deferred expense (asset), as the case may be. These upfront receipts and payments are amortized to income or expense over the life of the swap agreement. Until a swap agreement is settled in cash, the gain or loss on the notional amount plus income on the instruments, less the interest paid by the Fund on the notional amount, is recorded as “unrealized appreciation or depreciation on swap agreements” and, when cash is exchanged, the gain or loss realized is recorded as “realized gains or losses on swap agreements”. A Fund’s obligations under a swap agreement will be accrued daily (offset against any amounts owing to the Fund) and any accrued but unpaid net amounts owed to a swap counterparty will be covered by the maintenance of a segregated account consisting of cash, U.S. government securities, or other liquid securities or by pledging such securities as collateral.

HSBC FAMILY OF FUNDS       63

HSBC FAMILY OF FUNDS
Notes to Financial Statements — as of April 30, 2015 (Unaudited) (continued)

Interest rate swaps involve the exchange of commitments to pay and receive interest based on a notional amount and are subject to interest rate risk exposure. Interest rate swaps do not involve the delivery of securities, other underlying assets or principal. Accordingly, the risk of loss with respect to interest rate swaps is limited to the net amount of interest payments that a Fund is contractually obligated to make. If the other party to an interest rate swap defaults, a Fund’s risk of loss consists of the net amount of interest payments that the Fund is contractually entitled to receive.

Credit default swap agreements involve one party making a stream of payments (referred to as the buyer of protection) to another party (the seller of protection) in exchange for the right to receive a specified return in the event of a default or other credit event for the referenced entity, obligation or index and are subject to credit risk exposure. The maximum potential amount of future payments that a Fund as a seller of protection could be required to make under a credit default swap agreement would be an amount equal to the notional amount of the agreement. Notional amounts of each individual credit default swap agreement outstanding as of April 30, 2015 for which a Fund is the seller of protection are disclosed in the Schedules of Portfolio Investments. These potential amounts would be partially offset by any recovery values of the respective referenced obligations, upfront payments received upon entering into the agreement, or net amounts received from the settlement of buy protection credit default swap agreements entered into by a Fund for the same referenced entity or entities.

The Funds remain subject to credit risk with respect to the amount they expect to receive from counterparties. However, the Funds have sought to mitigate these risks by generally requiring the posting of collateral to a Fund at pre-arranged exposure levels to cover a Fund’s exposure to the counterparty.

The use of swaps is a highly specialized activity that involves investment techniques and risks different from those associated with ordinary portfolio securities transactions. If the Investment Adviser is incorrect in its forecasts of market values, interest rates and currency exchange rates, the investment performance of a Fund would be less favorable than it would have been if this investment technique were not used.

During the period ended April 30, 2015, the Emerging Markets Local Debt Fund and the Total Return Fund entered into interest rate swap agreements to manage their exposure to interest rates and as a substitute for investing directly in securities. The Emerging Markets Debt Fund and Total Return Fund also entered into credit default swap agreements primarily to manage and/or gain exposure to credit risk. The notional amount of swap agreements outstanding as of April 30, 2015 and the monthly average notional amount for these agreements during the period ended April 30, 2015 were as follows:

	Outstanding	Monthly Average
	Notional Amount ($)	Notional Amount ($)
Interest Rate Swap Agreements:
Emerging Markets Local Debt Fund	35,486,120	2,904,167
Total Return Fund	627,113,279	225,183,333

Credit Default Swap Agreements:
Emerging Markets Debt Fund	3,875,000	21,103,526
Total Return Fund	266,950,000	160,603,155

64       HSBC FAMILY OF FUNDS

HSBC FAMILY OF FUNDS
Notes to Financial Statements — as of April 30, 2015 (Unaudited) (continued)

Summary of Derivative Instruments:

The following is a summary of the fair values of derivative instruments on the Statements of Assets and Liabilities, categorized by risk exposure, as of April 30, 2015:

	Assets			Liabilities
	Unrealized			Unrealized
	Appreciation	Variation		Depreciation
	on Forward	Margin	Unrealized	on Forward	Variation	Unrealized
	Foreign Currency	on Futures	Appreciation	Foreign Currency	Margin	Depreciation
	Exchange	Contracts	on Swap	Exchange	on Futures	on Swap
Fund	Contracts ($)	($)	Agreements ($)	Contracts ($)	Contracts ($)	Agreements ($)
Foreign Exchange Rate Risk Exposure:
Emerging Markets Debt Fund	330,816	—	—	166,246	—	—
Emerging Market Local Debt Fund	1,076,538	—	—	717,023	—	—
Total Return Fund	43,428,555	—	—	25,668,427	—	—

Credit Contracts Risk Exposure:
Emerging Markets Debt Fund	—	—	81,344	—	—	2,542
Total Return Fund	—	—	2,924,772	—	—	1,543,144

Interest Rate Risk Exposure:
Emerging Markets Debt Fund	—	4,749	—	—	—	—
Emerging Market Local Debt Fund	—	—	20,427	—	—	101,514
Total Return Fund	—	—	78,956	—	827,973	544,730
____________________

^	Includes cumulative appreciation/depreciation on futures contracts as reported in the Schedule of Investments. Only current outstanding variation margin is reported on the Statement of Assets and Liabilities.

The following is a summary of the effect of derivative instruments on the Statements of Operations, categorized by risk exposure, for the period ended April 30, 2015:

				Net Change in Unrealized
				Appreciation/Depreciation
	Realized Gain (Loss) on Derivatives			on Derivatives Recognized
	Recognized as a Result from Operations			as a Result from Operations
	Net Realized
	Gains (Losses)	Net Realized	Net Realized	Change in
	from Forward	Gains (Losses)	Gains (Losses)	Unrealized
	Foreign Currency	from Futures	from Swap	Appreciation/Depreciation
Fund	Exchange Contracts ($)	Contracts ($)	Agreements ($)	on Investments ($)
Foreign Exchange Rate Risk Exposure:
Emerging Markets Debt Fund	(50,556)	—	—	164,646
Emerging Market Local Debt Fund	(561,914)	—	—	241,404
Total Return Fund	16,012,227	—	—	7,971,969

Credit Contracts Risk Exposure:
Emerging Markets Debt Fund	—	—	950	25,441
Total Return Fund	—		3,375,976	(973,734)

Interest Rate Risk Exposure:
Emerging Market Local Debt Fund	—	—	29,095	(59,112)
Total Return Fund	—	(236,557)	(78,337)	(1,516,654)

The Funds are generally subject to master netting arrangements that allow for amounts owed between each Fund and the counterparty to be netted. The party that has the larger payable pays the excess of the larger amount over the smaller amount to the other party. The master netting arrangements do not apply to amounts owed to/from different counterparties. For financial reporting purposes, the Funds do not offset derivative assets and derivative liabilities that are subject to legally enforceable master netting arrangements

HSBC FAMILY OF FUNDS       65

HSBC FAMILY OF FUNDS
Notes to Financial Statements — as of April 30, 2015 (Unaudited) (continued)

in the Statements of Assets and Liabilities. The tables below present the gross and net amounts of these assets and liabilities with any offsets to reflect the Funds’ ability to reflect the master netting arrangements at April 30, 2015.

As of April 30, 2015, each Fund’s derivative assets and liabilities by type are as follows:

	Emerging Markets		Emerging Markets
	Debt Fund		Local Debt Fund		Total Return Fund
	Assets	Liabilities	Assets	Liabilities	Assets	Liabilities
Derivative Financial Instruments:
Futures contracts	$875	$—	$—	$—	$89,219	$—
Forward currency contracts	330,816	166,246	1,076,538	717,023	43,428,555	25,668,427
Swap agreements	81,344	2,542	20,427	101,541	3,003,728	2,087,874
Total derivative assets and
liabilities in the Statement of
Assets and Liabilities	413,035	168,788	1,096,965	818,564	46,521,502	27,756,301
Derivatives not subject to a
master netting agreement or
similar agreement (“MNA”)	(875)	—	—	—	(89,219)	—
Total assets and liabilities
subject to a MNA	$412,160	$168,788	$1,096,965	$818,564	$46,432,283	$27,756,301

The following table represents each Fund’s derivative assets by counterparty net of amounts available for offset under a master netting arrangement and net of the related collateral received by each Fund as of April 30, 2015:

	Derivative Assets	Derivatives	Non-cash
	Subject to a MNA	Available	Collateral	Cash Collateral	Net Amount of
Counterparty	by Counterparty	for Offset	Received (a)(b)	Received (a)(b)	Derivative Assets
Emerging Markets Debt Fund:
Barclays Bank PLC	$178,892	$(58,060)	$—	$—	$120,832
Credit Suisse International	6,654	(6,654)	—	—	—
JPMorgan Chase Bank N.A.	29,970	(23,653)	—	—	6,317
Standard Chartered Bank	196,644	(23,568)	—	(173,076)	—
Total	$412,160	$(111,935)	$—	$(173,076)	$127,149
Emerging Markets Local Debt Fund:
Bank of America	$7,130	$(7,130)	$—	$—	$—
Barclays Bank PLC	412,637	(340,887)	—	—	71,750
Credit Suisse International	93,333	(67,024)	—	—	26,309
JPMorgan Chase Bank N.A.	70,383	(70,383)	—	—	—
Standard Chartered Bank	483,743	(194,588)	—	(289,155)	—
UBS AG	29,739	(26,229)	—	—	3,510
Total	$1,096,965	$(706,241)	$—	$(289,155)	$101,569
Total Return Fund:
Bank of America	$436,442	$(436,442)	$—	$—	$—
Barclays Bank PLC	21,346,338	(11,510,877)	—	(9,080,000)	755,461
Credit Suisse International	3,677,076	(3,677,076)	—	—	—
JPMorgan Chase Bank N.A.	2,244,024	(2,244,024)	—	—	—
Standard Chartered Bank	18,020,999	(4,356,606)	—	(13,664,393)	—
UBS AG	707,404	(707,404)	—	—	—
Total	$46,432,283	$(22,932,429)	$—	$(22,744,393)	$755,461

66       HSBC FAMILY OF FUNDS

HSBC FAMILY OF FUNDS
Notes to Financial Statements — as of April 30, 2015 (Unaudited) (continued)

The following table represents each Fund’s derivative liabilities by counterparty net of amounts available for offset under a master netting arrangement and net of the related collateral pledged by each Fund as of April 30, 2015:

	Derivative Liabilities	Derivatives	Non-cash
	Subject to a MNA	Available	Collateral	Cash Collateral	Net Amount of
Counterparty	by Counterparty	for Offset	Pledged (a)	Pledged (a)	Derivative Liabilities
Emerging Markets Debt Fund:
Bank of America	$5,640	$—	$—	$—	$5,640
Barclays Bank PLC	58,059	(58,059)	—	—	—
Credit Suisse International	54,096	(6,654)	—	—	47,442
JPMorgan Chase Bank N.A.	23,653	(23,653)	—	—	—
Standard Chartered Bank	23,568	(23,568)	—	—	—
UBS AG	3,772	—	—	—	3,772
Total	$168,788	$(111,934)	$—	$—	$56,854
Emerging Markets Local Debt Fund:
Bank of America	$19,721	$(7,130)	$—	$—	$12,591
Barclays Bank PLC	340,887	(340,887)	—	—	—
Credit Suisse International	67,024	(67,024)	—	—	—
JPMorgan Chase Bank N.A.	170,115	(70,383)	—	—	99,732
Standard Chartered Bank	194,588	(194,588)	—	—	—
UBS AG	26,229	(26,229)	—	—	—
Total	$818,564	$(706,241)	$—	$—	$112,323
Total Return Fund:
Bank of America	$1,407,253	$(436,442)	$—	$(780,000)	$190,811
Barclays Bank PLC	11,510,877	(11,510,877)	—	—	—
Credit Suisse International	5,574,077	(3,677,076)	—	(1,897,001)	—
JPMorgan Chase Bank N.A.	3,662,604	(2,244,024)	—	(1,418,580)	—
Standard Chartered Bank	4,356,606	(4,356,606)	—	—	—
UBS AG	1,244,884	(707,404)	—	(260,000)	277,480
Total	$27,756,301	$(22,932,429)	$—	$(4,355,581)	$468,291
____________________

(a)	The actual collateral received or pledged may be in excess of the amounts shown in the table. The table only reflects collateral amounts up to the amount of the financial instrument disclosed on the Statement of Assets and Liabilities.

(b)	Collateral received may not be disclosed on the Statement of Assets and Liabilities if the Funds do not have effective control of the collateral.

Allocations:

Expenses directly attributable to a Fund are charged to that Fund. Expenses not directly attributable to a Fund are allocated proportionately among the applicable series within the Trusts in relation to the net assets of each fund or on another reasonable basis. Class specific expenses are charged directly to the class incurring the expense. In addition, income, expenses (other than class specific expenses), and unrealized and realized gains and losses are allocated to each class based on relative net assets on a daily basis.

Dividends to Shareholders:

Dividends to shareholders from net investment income, if any, are declared and distributed monthly in the case of the Funds except for the Frontier Markets Fund and Asia ex-Japan Smaller Companies Fund, which distributes annually. Distributions from net realized gains, if any, are declared and paid at least annually by the Funds. Additional distributions are also made to the Funds’ shareholders to the extent necessary to avoid the federal excise tax on certain undistributed income and net realized gains of regulated investment companies.

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Notes to Financial Statements — as of April 30, 2015 (Unaudited) (continued)

The amount and character of net investment income and net realized gains distributions are determined in accordance with federal income tax regulations which may differ from GAAP. These “book/tax” differences are either considered temporary or permanent in nature. To the extent these differences are permanent in nature (e.g., certain gain/loss, differing treatment on certain swap agreements, and certain distributions), such amounts are reclassified within the composition of net assets; temporary differences (e.g., wash losses and the realization for tax purposes of unrealized gains/losses on investments in passive foreign investment companies) do not require reclassification. The Funds may utilize equalization accounting for tax purposes and designate earnings and profits, including net realized gains distributed to shareholders on redemption of shares, as a part of the dividends paid deduction for income tax purposes. To the extent distributions to shareholders from net investment income and net realized gains exceed net investment income and net realized gains for tax purposes, they are reported as distributions of capital.

Federal Income Taxes:

Each Fund is a separate taxable entity for federal income tax purposes. Each Fund has qualified and intends to continue to qualify each year as a “regulated investment company” under Subchapter M of the Internal Revenue Code, as amended, and to distribute substantially all of its taxable net investment income and net realized gains, if any, to its shareholders. Accordingly, no provision for federal income or excise tax is required.

Management of the Funds has reviewed tax positions taken in tax years that remain subject to examination by all major tax jurisdictions, including federal (i.e., the last three tax year ends and the interim tax period since then, as applicable). Management believes that there is no tax liability resulting from unrecognized tax benefits related to uncertain tax positions taken.

New Accounting Pronouncement:

In June 2014, the Financial Accounting Standards Board issued Accounting Standards Update No. 2014-11 “Transfers and Servicing (Topic 860)” (“ASU 2014-11”), which requires repurchase-to-maturity transactions to be accounted for as secured borrowing rather than sales with a forward commitment. In addition, for repurchase financing agreements, separate secured borrowing accounting is required for the components (i.e., transfer of a financial asset contemporaneous with a repurchase agreement with the same counterparty). The new and amended disclosures are effective for interim and annual reporting periods beginning after December 15, 2014. Management is currently evaluating the implications of ASU 2014-11 and its impact on the financial statements and related disclosures has not yet been determined.

3. Investment Valuation Summary:

The valuation techniques employed by the Funds, as described below, maximize the use of observable inputs and minimize the use of unobservable inputs in determining fair value. The inputs used for valuing the Funds’ investments are summarized in the three broad levels listed below:

●	Level 1: quoted prices in active markets for identical assets
●	Level 2: other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
●	Level 3: significant unobservable inputs (including a Fund’s own assumptions in determining the fair value of investments)

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The Funds determine transfers between fair value hierarchy levels at the reporting period end. The inputs or methodology used for valuing investments are not necessarily an indication of the risk associated with investing in those investments.

Bonds and other fixed income securities (other than short-term obligations but including listed issues) are valued at the bid price as of the time net asset value is determined on the basis of valuations furnished by a pricing service, the use of which has been approved by the Funds’ Board of Trustees. In making such valuations, the pricing service utilizes both dealer-supplied valuations and matrix techniques which take into

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Notes to Financial Statements — as of April 30, 2015 (Unaudited) (continued)

account appropriate factors such as the institutional-size trading in similar groups of securities, yield, quality, coupon rate, maturity, type of issue, trading characteristics other than market data and without exclusive reliance upon quoted prices or exchanges or over-the-counter prices, since such valuations are believed to reflect more accurately the fair value of such securities and are typically categorized as Level 2 in the fair value hierarchy.

Exchange traded, domestic equity securities are valued at the last sale price on a national securities exchange, or in the absence of recorded sales, at the readily available closing bid price on such exchanges, or at the quoted bid price in the over-the-counter market and are typically categorized as Level 1 in the fair value hierarchy.

Exchange traded, foreign equity securities are valued in the appropriate currency on the last quoted sale price, or in the absence of recorded sales, at the readily available closing bid price on such exchange. If no sale is available because the country is on holiday the previous day’s last quoted sales price would be utilized. These securities are typically categorized as Level 1 in the fair value hierarchy. Foreign equity securities that are not exchange traded are valued in the appropriate currency at the average of the quoted bid and asked prices in the over-the-counter market and are typically categorized as Level 2 in the fair value hierarchy.

Rights and warrants are valued at the last sales price on a national securities exchange. If these instruments are not scheduled to trade for a certain period they are generally valued intrinsically based on the terms of the issuance and the price of the underlying security. The time value of the warrants may also be considered by the Advisor. These instruments are typically categorized as Level 1 in the fair value hierarchy.

P-notes are valued by taking the last sales price of the underlying security on its primary exchange. In the absence of a recorded sale on the underlying security the readily available closing bid price on such exchange will be used. If no sale is available because the country is on holiday the previous day’s last quoted sales price would be utilized. All local prices will be converted to U.S. dollars using the foreign currency exchange rate as of the close of regular trading on the New York Stock Exchange. These instruments are typically categorized as Level 2 in the fair value hierarchy.

Mutual funds are valued at their net asset values, as reported by such companies and are typically categorized as Level 1 in the fair value hierarchy.

Exchange traded futures contracts are valued at their settlement price on the exchange on which they are traded and are typically categorized as Level 1 in the fair value hierarchy.

Forward foreign currency exchange contracts are valued at the current day’s interpolated foreign exchange rate, as calculated using the current day’s spot rate, and the prevailing forward rates and converted to U.S. dollars at the exchange rate of such currencies against the U.S. dollar, as of the close of regular trading on the New York Stock Exchange, as provided by an approved pricing service, and are typically categorized as Level 2 in the fair value hierarchy. Non-exchange traded derivatives, such as swaps and options, are generally valued by using a valuation provided by an approved independent pricing service and are typically categorized as Level 2 in the fair value hierarchy.

Securities or other assets for which market quotations are not readily available, or are deemed unreliable due to a significant event or otherwise, are valued pursuant to procedures adopted by the Trusts’ Board (“Procedures”). Depending on the source and relative significance of valuation inputs, these instruments may be classified as Level 2 or Level 3 in the fair value hierarchy. Examples of potentially significant events that could affect the value of an individual security and thus require pricing under the Procedures include corporate actions by the issuer, announcements by the issuer relating to its earnings or products, regulatory news, natural disasters, and litigation. Examples of potentially significant events that could affect multiple securities held by a Fund include governmental actions, natural disasters, and armed conflicts. Fair value pricing may require subjective determinations about the value of a security. While the Trust’s policy is intended to result in a calculation of a Fund’s net asset value (“NAV”) that fairly reflects security values as of the time of pricing, the Trust cannot ensure that fair values determined would accurately reflect the price that a Fund could obtain for a security if it were to dispose of that security as of the time of pricing. The prices used by a Fund may differ from the value that would be realized if the securities were sold and the differences could be material to the financial statements.

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Notes to Financial Statements — as of April 30, 2015 (Unaudited) (continued)

In addition, if events materially affecting the value of foreign securities occur between the time when the exchange on which they are traded closes and the time when the Funds’ NAV is calculated, such securities may be valued using fair value pricing in accordance with procedures adopted by the Board. Management identifies possible fluctuations in foreign securities by monitoring the rise or fall in the value of a designated benchmark index. In the event of a rise or fall greater than predetermined levels, the Funds may use a systematic valuation model provided by an independent third party to value its foreign securities, rather than local market closing prices. When a Fund uses such a valuation model, the value assigned to the Fund’s foreign securities may not be the quoted or published prices of the investment on their primary markets or exchanges and are typically categorized as Level 2 in the fair value hierarchy. The valuation of these securities may represent a transfer between Levels 1 and 2. The number of days on which fair value prices will be used will depend on market activity and it is possible that fair value prices will be used by the Funds to a significant extent.

The only transfers between fair value hierarchy Levels 1 and 2 as April 30, 2015 are related to the use of the systematic valuation model to value foreign securities in the Frontier Markets Fund and the Asia ex-Japan Smaller Companies Equity Fund.

The following is a summary of the valuation inputs used as of April 30, 2015 in valuing the Funds’ investments based upon the three levels defined above. The breakdown of country descriptions is disclosed in the Schedule of Portfolio Investments for each Fund:

	LEVEL 1 ($)	LEVEL 2 ($)	LEVEL 3 ($)	Total ($)
Emerging Markets Debt Fund
Investment Securities:
Yankee Dollars	—	34,040,179	—	34,040,179
Corporate Bond	—	247,298	—	247,298
Investment Company	9,519,598	—	—	9,519,598
U.S. Treasury Obligation	—	819,070	—	819,070
Total Investment Securities	9,519,598	35,106,547	—	44,626,145
Other Financial Instruments: (a)
Futures Contracts	4,749	—	—	4,749
Credit Default Swaps	—	78,802	—	78,802
Forward Currency Contracts	—	164,570	—	164,570
Total Investments	9,524,347	35,349,919	—	44,874,266

Emerging Markets Local Debt Fund
Investment Securities:
Foreign Bonds	—	31,657,379	—	31,657,379
Yankee Dollars	—	807,165	—	807,165
Investment Company	8,735,761	—	—	8,735,761
Total Investment Securities	8,735,761	32,464,544	—	41,200,305
Other Financial Instruments: (a)
Interest Rate Swaps	—	(81,087)	—	(81,087)
Forward Currency Contracts	—	359,515	—	359,515
Total Investments	8,735,761	32,742,972	—	41,478,733

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Notes to Financial Statements — as of April 30, 2015 (Unaudited) (continued)

	LEVEL 1 ($)	LEVEL 2 ($)	LEVEL 3 ($)		Total ($)
Frontier Markets Fund
Investment Securities:
Common Stocks:
Banks	20,580,168	54,009,037	—		74,589,205
Oil, Gas & Consumable Fuels	2,027,642	7,752,798	—		9,780,440
Other Common Stocks	—	95,154,095	—		95,154,095
Convertible Corporate Bonds	—	130,571	—		130,571
Warrants	—	—	—	(b)	—
Participatory Notes	—	18,671,913	—		18,671,913
Investment Company	12,035,871	—	—		12,035,871
Total Investment Securities	34,643,681	175,718,414	—		210,362,095

Total Return Fund
Investment Securities:
Foreign Bonds	—	118,507,576	—		118,507,576
Yankee Dollars	—	429,065,604	—		429,065,604
Affiliated Investment Company	25,000,000	—	—		25,000,000
Investment Company	537,594,147	—	—		537,594,147
U.S. Treasury Obligations	—	205,418,836	—		205,418,836
Total Investment Securities	562,594,147	752,992,016	—		1,315,586,163
Other Financial Instruments: (a)
Futures Contracts	(827,973)	—	—		(827,973)
Interest Rate Swaps	—	(465,774)	—		(465,774)
Credit Default Swaps	—	1,381,628	—		1,381,628
Forward Currency Contracts	—	17,760,128	—		17,760,128
Total Investments	561,766,174	771,667,998	—		1,333,434,172

RMB Fixed Income Fund
Investment Securities:
Foreign Bonds	—	12,133,682	—		12,133,682
Investment Company	141,115	—	—		141,115
Total Investment Securities	141,115	12,133,682	—		12,274,797

Asia ex-Japan Smaller Companies
Equity Fund
Investment Securities:
Common Stocks	—	10,121,753	—		10,121,753
Right	—	47,843	—		47,843
Participatory Notes	—	1,059,785	—		1,059,785
Investment Company	95,827	—	—		95,827
Total Investment Securities	95,827	11,229,381	—		11,325,208
____________________

(a)	Other financial instruments would include any derivative instruments, such as forward currency contracts, futures contracts, and swap agreements. These investments are generally recorded in the financial statements at the unrealized gain or loss on the investment.

(b)	Security was received as part of a private placement offering. The underlying stock price is trading significantly below the strike price of the warrants and the warrants are non-transferable. Security valued at $0 in good faith pursuant to procedures approved by the Board of Trustees as of April 30, 2015.

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Notes to Financial Statements — as of April 30, 2015 (Unaudited) (continued)

4. Related Party Transactions and Other Agreements and Plans:

Investment Management:

HSBC Global Asset Management (USA) Inc. (“HSBC’’ or the “Investment Adviser’’), a wholly owned subsidiary of HSBC Bank USA, N.A., a national bank organized under the laws of the United States, acts as Investment Adviser to the Funds. As Investment Adviser, HSBC manages the investments of the Funds and continuously reviews, supervises and administers the Funds’ investments pursuant to an Investment Advisory Contract. For its services in this capacity, HSBC receives a fee from each Fund, accrued daily and paid monthly, based on the average daily net assets of Class A Shares, Class I Shares and Class S Shares of each respective Fund, at annual rate of:

Fund	Fee Rate(%)
Emerging Markets Debt Fund	0.50
Emerging Markets Local Debt Fund	0.50
Frontier Markets Fund	1.25
Total Return Fund	0.85
RMB Fixed Income Fund	0.55
Asia ex-Japan Smaller Companies Equity Fund	1.00

HSBC Global Asset Management (UK) Limited (“AMEU”) acts as sub-adviser to the Frontier Markets Fund. Effective April 9, 2015, AMEU receives a fee, accrued daily and paid monthly, based on average daily net assets of the Fund at an annual rate of 0.625% from the fees paid to the Investment Adviser. Prior to April 9, 2015, AMEU received a fee, accrued daily and paid monthly, based on average daily net assets of the Fund at an annual rate of 0.70% from the fees paid to the Investment Adviser.

HSBC Global Asset Management (Hong Kong) Limited (“AMHK”) acts as sub-adviser to the RMB Fixed Income Fund and the Asia ex-Japan Smaller Companies Equity Fund. AMHK receives a fee, accrued daily and paid monthly, based on average daily net assets of the RMB Fixed Income Fund at an annual rate of 0.275% from the fees paid to the Investment Adviser and of the Asia ex-Japan Smaller Companies Equity Fund at an annual rate of 0.50% from the fees paid to the Investment Adviser.

HSBC also provides support services to the Funds pursuant to a Support Services Agreement. For its services in this capacity, HSBC receives a fee, accrued daily and paid monthly, based on the average daily net assets of Class A Shares and Class I Shares, at an annual rate of 0.20% and 0.10%, respectively.

Administration:

HSBC serves the Funds as Administrator. Under the terms of the Administration Agreement, HSBC receives from the Funds (as well as other funds in the Trusts combined) a fee, accrued daily and paid monthly, at an annual rate of:

Based on Average Daily Net Assets of	Fee Rate(%)
Up to $10 billion	0.0550
In excess of $10 billion but not exceeding $20 billion	0.0350
In excess of $20 billion but not exceeding $50 billion	0.0275
In excess of $50 billion	0.0250

The fee rates and breakpoints are determined on the basis of the aggregate average daily net assets of the Trusts. The total administration fee paid to HSBC is allocated to each series based upon its proportionate share of the aggregate net assets of the Trusts, subject to certain allocations in cases where one fund invests some or all of its assets in another fund. An amount equal to 50% of the administration fee is deemed to be class specific.

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Notes to Financial Statements — as of April 30, 2015 (Unaudited) (continued)

Pursuant to a Sub-Administration Agreement with HSBC, Citi Fund Services Ohio, Inc. (“Citi’’), a wholly-owned subsidiary of Citigroup, Inc., serves as Trust’s Sub-Administrator, subject to the general supervision by the Trusts’ Board and HSBC. For these services, Citi is entitled to a fee, payable by HSBC, at an annual rate equivalent to the fee rates set forth above subject to certain reductions associated with services provided to new funds, minus 0.02%, which is retained by HSBC.

Under a Compliance Services Agreement between the Trusts and Citi (the “CCO Agreement’’), Citi makes an employee available to serve as the Trusts’ Chief Compliance Officer (the “CCO’’). Under the CCO Agreement, Citi also provides infrastructure and support in implementing the written policies and procedures comprising the Trusts’ compliance program, including support services to the CCO. For the services provided under the CCO Agreement, the Trusts paid Citi $174,850 for the period ended April 30, 2015, plus reimbursement of certain out of pocket expenses. Expenses incurred by each Fund are reflected on the Statements of Operations as “Compliance Services.’’ Citi pays the salary and other compensation earned by individuals performing these services, as employees of Citi.

Distribution Arrangements:

Foreside Distribution Services, L.P. (“Foreside”), a wholly-owned subsidiary of Foreside Financial Group LLC, serves the Trust as Distributor (the “Distributor’’). The Trust, for certain Funds, has adopted a non-compensatory Distribution Plan and Agreement (the “Distribution Plan’’) pursuant to Rule 12b-1 of the Act. The Distribution Plan provides for reimbursement of expenses incurred by the Distributor related to distribution and marketing, at a rate not to exceed 0.25% of the average daily net assets of Class A Shares (currently not being charged). For the period ended April 30, 2015, Foreside, as Distributor, also received $90,366 in commissions from sales of Trusts for Class A Shares, of which $23 were reallocated to HSBC-affiliated brokers and dealers for Class A Shares.

Shareholder Servicing:

The Trust has adopted a Shareholder Services Plan, which provides for payments to shareholder servicing agents (which primarily consist of HSBC and its affiliates) for providing various shareholder services. For performing these services, the shareholder servicing agents receive a fee that is computed daily and paid monthly up to 0.25% of the average daily net assets of Class A Shares. The fees paid to the Distributor pursuant to the Distribution Plan and to shareholder servicing agents pursuant to the Shareholder Services Plan may not exceed, in the aggregate, 0.50% annually of each Fund’s average daily net assets of Class A Shares.

Fund Accounting and Transfer Agency:

Citi provides fund accounting for each Fund. Until March 31, 2015, Citi also provided transfer agency services for each Fund. As transfer agent, Citi received a fee based on the number of funds and shareholder accounts, subject to certain minimums, reductions associated with services provided to new funds and reimbursement of certain expenses. As fund accountant, Citi receives an annual fee per Fund and share class, subject to minimums, reductions associated with services provided to new funds and reimbursement of certain expenses. Citi receives additional fees paid by the Trust for blue sky exemption services. Effective March 31, 2015, transfer agent services were provided under the terms of a separate transfer agency services agreement with Citi. Citi’s rights and obligations under the transfer agency services agreement, in turn, were assigned to SunGard Investor Services LLC (“SIS”), effective March 31, 2015. The transfer agency services, and fees charged for such services, are unchanged as a result of the separate agreement or the assignment to SIS.

Independent Trustees:

Effective January 1, 2015, the Trusts pay each Independent Trustee an annual retainer of $100,000. The Trusts pay a fee of $12,000 for each regular meeting of the Board of Trustees attended and a fee of $3,000 for each special meeting attended. The Trusts pay each Committee Chair an annual retainer of $12,000, with the exception of the Chair of the Audit Committee, who receives a retainer of $15,000. The Trusts also pay the Chairman of the Board, an additional annual retainer of $30,000. Prior to January 1, 2015, the Trusts paid each Independent Trustee an annual retainer of $100,000. The Trusts paid a fee of $10,000 for each regular meeting of the Board of Trustees attended and a fee of $ 3,000 for each special meeting attended. The Trusts paid each Committee Chair an annual retainer of $ 3,000, with the exception of the Chair of the Audit Committee, who

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Notes to Financial Statements — as of April 30, 2015 (Unaudited) (continued)

received a retainer of $ 6,000. The Trusts also paid the Chairman of the Board, an additional annual retainer of $24,000. In addition, for time expended on Board duties outside normal meetings, which is authorized by the Board, a Trustee was compensated at the rate of $500 per hour, up to a maximum of $3,000 per day.

Fee Reductions:

The Investment Adviser has agreed to contractually limit, through March 1, 2016, the total annual expenses, exclusive of interest, taxes, brokerage commissions, extraordinary expenses, and indirect expenses attributable to the Fund’s investments in investment companies, of the Funds. Each Fund Class has its own expense limitations based on the average daily net assets for any full fiscal year as follows:

		Current
		Contractual
Fund	Class	Expense Limitation(%)
Emerging Markets Debt Fund	A	1.20
Emerging Markets Debt Fund	I	0.85
Emerging Markets Debt Fund	S	0.75
Emerging Markets Local Debt Fund	A	1.20
Emerging Markets Local Debt Fund	I	0.85
Emerging Markets Local Debt Fund	S	0.75
Frontier Markets Fund	A	2.20
Frontier Markets Fund	I	1.85
Total Return Fund	A	1.60
Total Return Fund	I	1.25
Total Return Fund	S	1.15
RMB Fixed Income Fund	A	1.45
RMB Fixed Income Fund	I	1.10
RMB Fixed Income Fund	S	1.00
Asia ex-Japan Smaller Companies Equity Fund	A	1.75
Asia ex-Japan Smaller Companies Equity Fund	I	1.40
Asia ex-Japan Smaller Companies Equity Fund	S	1.30

Any amounts contractually waived or reimbursed by the Investment Adviser will be subject to repayment by the respective Fund to the Investment Adviser within three years to the extent that the repayment will not cause the Fund’s operating expenses to exceed the contractual expense limit that was in effect at the time of such waiver or reimbursement. During the period ended April 30, 2015, the Investment Adviser did not recapture any of its prior contractual waivers or reimbursements. As of April 30, 2015, the repayments that may potentially be made by the Funds are as follows:

	2018($)	2017($)	2016($)	2015($)	Total($)
Emerging Markets Debt Fund	63,120	133,012	112,179	159,226	467,537
Emerging Markets Local Debt Fund	115,094	202,644	159,629	218,089	695,456
Frontier Markets Fund	—	68,988	201,653	145,285	415,926
Total Return Fund	—	—	—	207	207
RMB Fixed Income Fund	57,823	115,576	130,790	51,659	355,848
Asia ex-Japan Smaller Companies
Equity Fund	65,836	—	—	—	65,836
____________________

*	The year listed above the amounts is the fiscal year ending in which the amounts will no longer be able to be recouped.

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Notes to Financial Statements — as of April 30, 2015 (Unaudited) (continued)

The Administrator and Citi may voluntarily waive/reimburse fees to help support the expense limits of the Funds. In addition, HSBC, in its role as Investment Adviser and Administrator, may waive/reimburse additional fees at its discretion. Any voluntary fee waivers/reimbursements are not subject to recoupment in subsequent fiscal periods. Voluntary waivers/reimbursements may be stopped at any time. Amounts waived/reimbursed by the Investment Adviser, Administrator, and Citi are reported separately on the Statements of Operations, as applicable.

5. Investment Transactions:

Cost of purchases and proceeds from sales of securities (excluding securities maturing less than one year from acquisition) for the period ended April 30, 2015 were as follows:

	Purchases($)	Sales($)
Emerging Markets Debt Fund	12,441,402	12,459,273
Emerging Markets Local Debt Fund	25,986,076	20,778,228
Frontier Markets Fund	76,987,357	74,556,881
Total Return Fund	260,569,533	130,563,394
RMB Fixed Income Fund	1,301,296	1,878,720
Asia ex-Japan Smaller Companies Equity Fund	17,024,150	7,279,330

For the period ended April 30, 2015, purchases and sales of long-term U.S. government securities were as follows:

	Purchases($)	Sales($)
Emerging Markets Debt Fund	2,098,020	2,191,452
Total Return Fund	45,230,848	—

6. Investment Risks:

Foreign Securities Risk: Investments in foreign securities are generally considered riskier than investments in U.S. securities. Foreign securities, including those of emerging and frontier market issuers, are subject to additional risks, including international trade, political and regulatory risks.

Emerging Markets Risk: The prices of securities in emerging markets can fluctuate more significantly than the prices of companies in more developed countries. Securities of emerging market issuers generally have more risk than securities issued by issuers in more developed markets. The less developed the country, the greater affect the risks may have in an investment, and as a result, an investment may exhibit a higher degree of volatility than either the general domestic securities market or the securities markets of developed foreign countries.

Frontier Market Countries Risk: Frontier market countries generally have smaller economies and even less developed capital markets or legal and political systems than traditional emerging market countries. As a result, the risks of investing in emerging market countries are magnified in frontier market countries. The magnification of risks are the result of: the potential for extreme price volatility and illiquidity in frontier markets; government ownership or control of parts of private sector and of certain companies; trade barriers, exchange controls, managed adjustments in relative currency values and other protectionist measures imposed or negotiated by the countries with which frontier market countries trade; and the relatively new and unsettled securities laws in many frontier market countries.

Concentration of Credit Risk: The RMB Fixed Income Fund is likely to be more volatile than the performance of other mutual funds due to its focused investment in instruments having exposure to China. Because the Fund concentrates its investments in China, the Fund’s performance is expected to be closely tied to social, political, and economic conditions within China and to be more volatile than the performance of more geographically diversified funds.

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Notes to Financial Statements — as of April 30, 2015 (Unaudited) (continued)

Derivatives Risk: The term “derivatives” covers a broad range of investments, including swaps, futures and currency forwards. In general, a derivative refers to any financial instrument whose value is derived, at least in part, from the price of another security or a specified index, asset or rate. The use of derivatives presents risks different from, and possibly greater than, the risks associated with investing directly in traditional securities. The use of derivatives can lead to losses because of adverse movements in the price or value of the underlying asset, index or rate, which may be magnified by certain features of the derivatives. These risks are heightened when derivatives are used to enhance a Fund’s return or as a substitute for a position or security, rather than solely to hedge (or offset) the risk of a position or security held by a Fund. The success of the Fund’s derivatives strategies will also be affected by its ability to assess and predict the impact of market or economic developments on the underlying asset, index or rate and the derivative itself, without the benefit of observing the performance of the derivative under all possible market conditions. Derivatives involve the risk of mispricing or improper valuation and the risk that changes in the value of the derivative may not correlate perfectly with the underlying asset, index or rate. Certain derivative positions may be difficult to close out when a Fund’s portfolio manager may believe it would be appropriate to do so. Also, suitable derivative transactions may not be available in all circumstances and there can be no assurance that a Fund will engage in these transactions to reduce exposure to other risks when that would be beneficial.

Swap Risk: The use of swap agreements, which are agreements to exchange the return generated by one instrument for the return generated by another instrument (or index), and similar instruments involves risks that are different from those associated with ordinary portfolio securities transactions. For example, a Fund bears the risk of loss of the amount expected to be received under a swap agreement in the event of the default or bankruptcy of a swap agreement counterparty. Swap agreements may also subject a Fund to the risk that the counterparty to the transaction may not meet its obligations, causing the Fund’s value to decrease. Swap agreements may also be considered illiquid.

7. Federal Income Tax Information:

At April 30, 2015, the cost basis of securities for federal income tax purposes, gross unrealized appreciation, gross unrealized depreciation and net unrealized appreciation/depreciation were as follows:

				Net Unrealized
		Tax Unrealized	Tax Unrealized	Appreciation/
	Tax Cost ($)	Appreciation ($)	Depreciation ($)	(Depreciation) ($)*
Emerging Markets Debt Fund	44,764,723	1,162,695	(1,301,273)	(138,578)
Emerging Markets Local Debt Fund	45,589,798	72,830	(4,462,323)	(4,389,493)
Frontier Markets Fund	215,106,047	14,314,701	(19,058,653)	(4,743,952)
Total Return Fund	1,312,532,536	9,812,493	(6,758,866)	3,053,627
RMB Fixed Income Fund	12,370,273	53,218	(148,694)	(95,476)
Asia ex-Japan Smaller Companies
Equity Fund	9,880,597	1,702,614	(258,003)	1,444,611
____________________

*	The difference between book-basis unrealized appreciation (depreciation) is attributable primarily to tax deferral of losses on wash sales and the realization for tax purposes of unrealized gains/losses on investments in passive foreign investment companies.

The tax character of dividends paid by the Funds as of the latest tax year ended October 31, 2014 was as follows:

	Dividends paid from
	Ordinary	Net Long Term	Total Taxable	Return of	Total Dividends
	Income ($)	Capital Gains ($)	Dividends ($)	Capital ($)	Paid ($)(1)
Emerging Markets Debt Fund	1,925,592	650,922	2,576,514	—	2,576,514
Emerging Markets Local Debt Fund	296,960	—	296,960	1,397,125	1,694,085
Frontier Markets Fund	724,960	2,429,300	3,154,260	—	3,154,260
Total Return Fund	17,508,616	127,940	17,636,556	—	17,636,556
RMB Fixed Income Fund	564,893	—	564,893	—	564,893

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Notes to Financial Statements — as of April 30, 2015 (Unaudited) (continued)

As of the latest tax year ended October 31, 2014, the components of accumulated earnings/(deficit) on a tax basis for the Funds were as follows:

			Undistributed			Accumulated		Total
	Undistributed	Undistributed	Long Term			Capital and	Unrealized	Accumulated
	Ordinary	Tax Exempt	Capital	Accumulated	Dividends	Other	Appreciation/	Earnings/
	Income ($)	Income ($)	Gains ($)	Earnings ($)	Payable ($)*	Losses ($)	(Depreciation)($)	(Deficit) ($)
Emerging Markets Debt Fund	130,711	—	—	130,711	(1,605)	(90,252)	944,318	983,172
Emerging Markets Local Debt Fund	—	—	—	—	(1,932)	(816,652)	(2,229,956)	(3,048,540)
Frontier Markets Fund	12,526,145	—	5,120,789	17,646,934	—	—	4,588,205	22,235,139
Total Return Fund	14,728,702	—	—	14,728,702	(941,077)	(3,150,786)	5,977,698	16,614,537
RMB Fixed Income Fund	202,046	—	—	202,046	(330)	(41,256)	192,154	352,614
____________________

*	Dividends payable may differ from the amounts reported in the Statements of Assets and Liabilities because dividends payable on a tax basis include those dividends that will be reinvested.

As of the latest tax year ended October 31, 2014, the Funds have net capital loss carryforwards (“CLCFs”) as summarized in the tables below. CLCFs subjects to expiration are applied as short-term capital loss regardless of whether the originating capital loss was short-term or long-term. CLCFs that are not subject to expiration must be utilized before those that are subject to expiration. The Board does not intend to authorize a distribution of any realized gain for the Funds until any applicable CLCF has been offset or expires.

CLCFs not subject to expiration:

	Short Term	Long Term
	Amount ($)	Amount ($)	Total ($)
Emerging Markets Debt Fund	33,405	56,847	90,252
Emerging Markets Local Debt Fund	135,889	560,089	695,978
Total Return Fund	2,623,894	526,892	3,150,786
RMB Fixed Income Fund	41,256	—	41,256

Under current law, capital losses and specified ordinary losses realized after October 31 and non-specified ordinary losses incurred after December 31 (ordinary losses collectively known as “late year ordinary loss”) may be deferred and treated as occurring on the first business day of the following fiscal year. As of the latest tax year ended October 31, 2014, the following Funds had deferred losses, which will be treated as arising on the first day of the fiscal year ending October 31, 2015.

Late Year
Ordinary Losses
($)
Emerging Markets Local Debt Fund	120,674

8. Ownership and Principal Holders

The beneficial ownership, either directly or indirectly, of more than 25% of the voting securities of a Fund creates presumptions of control of the Fund, under section 2 (a)(9) of the 1940 Act. As of April 30, 2015, Emerging Markets Debt Fund, Emerging Markets Local Debt Fund and RMB Fixed Income Fund had individual shareholder accounts and/or omnibus shareholder accounts (composed of a group of individual shareholders), each of which is affiliated with the Investment Adviser, and representing ownership in excess of 75% of the RMB Fixed Income Fund and Asia ex-Japan Smaller Companies Equity Fund and in excess of 50% of the Emerging Markets Debt Fund and Emerging Markets Local Debt Fund.

9. Subsequent Events:

The Board of Trustees of the Trust approved a Plan of Liquidation to close the HSBC RMB Fixed Income Fund and provide for its orderly liquidation on or about July 21, 2015. Management has evaluated events and transactions through the date the financial statements were issued, for purposes of recognition or disclosure in these financial statements and there are no additional subsequent events to report.

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Investment Adviser Contract Approval (All Funds)

Section 15(c) of the Investment Company Act of 1940, as amended (the “1940 Act”), generally requires that a majority of the trustees of a mutual fund who are not “interested persons” of the fund or the investment adviser, as defined in the 1940 Act (the “Independent Trustees”), review and approve the investment advisory agreement at an in person meeting for an initial period of up to two years and thereafter on an annual basis. A summary of the materials factors considered by the Independent Trustees and the Boards of Trustees (the “Board”) of HSBC Funds, HSBC Advisor Funds Trust and HSBC Portfolios (each, a “Trust”) in connection with approving investment advisory and sub-advisory agreements for the series of the Trusts (each, a “Fund”) and the conclusions the Independent Trustees and Board made as a result of those considerations are set forth below.

Annual Continuation of Advisory and Sub-Advisory Agreements

The Board met in person and the Contracts and Expense Committee thereof, which consists of the Independent Trustees of the Trust (the “Contracts Committee”), met separately on two occasions (telephonically and in person) to consider, among other matters, the approval of the continuation of the: (i) Investment Advisory Contracts and related Supplements (“Advisory Contracts”) between the Trusts and the Adviser and (ii) Sub-Advisory Agreements (“Sub-Advisory Contracts” and, together with the Advisory Contracts, the “Agreements”) between the Adviser and each investment sub-adviser (“Sub-Adviser”) on behalf of one or more of the Funds.1

Prior to the meetings, the Independent Trustees requested, received and reviewed information to help them evaluation the terms of the Agreements. This information included, among other things, information about: (i) the services that the Adviser and Sub-Advisers provide; (ii) the personnel who provide such services; (iii) investment performance, including comparative data provided by Strategic Insight; (iv) trading practices of the Adviser and Sub-Advisers; (v) fees received or to be received by the Adviser and Sub-Advisers, including comparison with the advisory fees paid by other similar funds based on materials provided by Strategic Insight; (vi) total expense ratios, including in comparison with the total expense ratios of other similar funds provided by Strategic Insight; (vii) the profitability of the Adviser and certain of the Sub-Advisers; (viii) compliance-related matters pertaining to the Adviser and Sub-Advisers; (ix) regulatory developments, namely amendments adopted by the U.S. Securities and Exchange Commission (“SEC”) to the rules governing money market funds; and (x) and other information regarding the nature, extent and quality of services provided by the Adviser and the Sub-Advisers under their respective Agreements.

Counsel to the Trusts and counsel to the Independent Trustees were present at the Board Meetings. The Independent Trustees were separately advised by independent counsel throughout the process, and met with independent counsel in periodic executive and private sessions at which no representatives of management were present, including the two meetings of the Contracts Committee. Prior to voting to continue the Agreements, the Independent Trustees also receives a memorandum from their independent counsel discussing the legal standards for their consideration of the proposed continuation of the Agreements.

During the December 5, 2014 and December 15-16, 2014 Contracts Committee meetings, the Contracts Committee discussed, among other things: (i) the information provided in advance of the meetings; (ii) the Funds’ investment advisory arrangements and expense limitation agreements with the Adviser; (iii) the Trusts’ arrangements with unaffiliated sub-advisers to the Trusts, Westfield Capital Management Company, LP (“Westfield”) and Winslow Capital Management, LLC (“Winslow”); (iv) the Trusts’ arrangements with the affiliated sub-advisers to the Trusts, HSBC Global Asset Management (UK) Limited and HSBC Global Asset Management (Hong Kong ) Limited; (v) the fees paid to the Adviser pursuant to the Trusts’ agreements with the Adviser for the provision of various non-advisory services, including the Administration Agreement, Support Services Agreement and Operation Support Services Agreement and the terms and purpose of these agreements and comparative information about services and fees of other peer funds; (vi) regulatory considerations; (vii) the Adviser’s Multimanager function and the level of oversight services provided to Funds that are sub-advisers; (viii) the Adviser’s advisory services with respect to the Funds that are money market funds (“Money Market Funds”); (ix) the Adviser’s profitability and direct and indirect expenses; and (x) additional information provided by the Adviser at the request of the Board, following the December 5, 2014 Contracts Committee meeting. Following the December 5, 2014 and December 15-16, 2014 Contracts Committee meetings, the members of the Contracts Committee determined to recommend to the Board that the Agreements be continued for an additional one-year period.
____________________

[1]	The HSBC Asia ex-Japan Smaller Companies Equity Fund recently commenced operations and, therefore, the Agreement with respect to this Fund was not up for renewal.

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Investment Adviser Contract Approval (continued)

At the in-person meeting held on December 16, 2014, the Board, including the Independent Trustees, reviewed and discussed the materials and other information provided by the Adviser and Sub-Advisers and considered the previous deliberations and recommendation of the Contracts Committee. In addition, the Board and the Contracts Committee took into consideration its experience with the Adviser and the Sub-Advisers, including quarterly performance reports prepared by management containing reviews of investment results and periodic presentations from portfolio managers, product managers and other senior employees of the Adviser and certain of the Sub-Advisers. As a result of this process, the Board and Independent Trustees determined to approve the continuation of the Agreements with respect to each Fund. The Committee and the Board reviewed materials and made their respective determinations based on a Fund by Fund basis.

Nature, Extent, and Quality of Services Provided by Adviser and Sub-Advisers. The Board, including the Independent Trustees, examined the nature, quality and extent of the investment advisory services provided by the Adviser to the Funds, as well as the quality and experience of the Adviser’s personnel.

The Board, including the Independent Trustees, also considered: (i) the long-term relationship between the Adviser and the Funds; (ii) the Adviser’s reputation and financial condition; (iii) the increase during the period of the HSBC Family of Funds’ assets; (iv) the Adviser’s ongoing efforts to implement the amendments adopted by the SEC to the rules governing money market funds; (iv) the business strategy of the Adviser and its parent company and their financial and other resources that are committed to the Funds’ business; and (v) the capabilities and performance of the Adviser’s portfolio management teams and other personnel.

With respect to the Money Market Funds, the Board also considered the additional yield support, in the form of additional expense reductions, provided by the Adviser and its affiliates to maintain a competitive yield for the Money Market Funds, and noted the impact of these subsidies and waivers had on the profitability of the Adviser. In addition, the Board considered the Adviser’s performance in fulfilling its responsibilities for overseeing its own and the Sub-Advisers’ compliance with the Funds’ compliance policies and procedures and investment objectives.

The Board, including the Independent Trustees, also examined the nature, quality and extent of the services that the Sub-Advisers provide to their respective Funds. In this regard, the Board considered the investment performance, as described below, and the portfolio risk characteristics achieved by the Sub-Advisers and the Sub-Advisers’ portfolio management teams, their experience, and the quality of their compliance programs, among other factors. The Board noted that Nuveen Investments, Inc., the parent company of Winslow, was recently acquired by TIAA-CREF. This acquisition resulted in a change of control of Winslow and an automatic termination of the previous Sub-Advisory Contract with Winslow under the 1940 Act. The Trustees considered the impact of this acquisition to the nature, quality and extent of the investment advisory services provided by Winslow.

Based on these considerations, the Board, including the Independent Trustees, concluded that the nature, quality and extent of the services provided by the Adviser and Sub-Advisers supported continuance of the Agreements.

Investment Performance of the Funds, Adviser and Sub-Advisers. The Board, including the Independent Trustees, considered the investment performance of each Fund over various periods of time, as compared to one another as well as to comparable peer funds, one or more benchmark indices and other accounts managed by the Adviser and Sub-Advisers.

In the context of the Aggressive Strategy Fund, Balanced Strategy Fund, Moderate Strategy Fund, Conservative Strategy Fund and Income Strategy Fund (the “World Selection Funds”), the Board considered the relationship between the targeted risk, or volatility, levels of the Funds and their performance, as well as the difficulties in identifying an appropriate peer group against which to compare these funds in light of their targeted risk levels. The Board also considered Fund expenses, recent changes to the World Selection Funds’ investment strategies that are expected to result in a decrease in Fund expenses and the impact of estimated Fund expenses on performance.

In the context of the HSBC Growth Portfolio, the Board discussed performance for the 3-year and 5-year periods and evaluated the Adviser’s discussion of the Fund’s performance in light of the current market conditions and Winslow’s investment strategy. The Independent Trustees noted that the fees paid to Winslow are based on total assets under management of all Winslow sub-advised funds affiliated with the Adviser, including the HSBC Growth Portfolio. In the context of the HSBC Opportunity Portfolio, the Board discussed Fund expenses, including

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Investment Adviser Contract Approval (continued)

the sub-advisory fees paid to Westfield, and recent performance and volatility information. The Board noted the HSBC Opportunity Portfolio was in the first quartile for the 1-year, 3-year and 5-year periods in its respective Morningstar category.

In the context of the HSBC Emerging Markets Debt Fund, HSBC Emerging Markets Local Debt Fund, HSBC Frontier Markets Fund, HSBC Total Return Fund and HSBC RMB Fixed Income Fund, the Board evaluated each Fund’s performance against the comparative data provided by Strategic Insight. The Independent Trustees also considered the Adviser’s commentary on this comparative data.

In the context of the HSBC Emerging Markets Debt Fund and HSBC Emerging Markets Local Debt Fund, the Board noted that the Funds’ relative performance was in the first quartile year-to-date and the second quartile for the 1-year period ending September 2014, in their respective Morningstar categories, and that each Fund’s contractual advisory fee was relatively low compared to its peers. In addition, the Board considered the HSBC Frontier Markets Fund’s current expense ratios, but noted that its relative performance was in the first quartile for the 1-year and 3-year periods ending September 2014 in its respective Morningstar category, and that it is currently closed to new investors.

With respect to the HSBC Total Return Fund, the Board noted the Adviser’s discussion of the difficulties in identifying an appropriate peer group against which to compare this Fund in light of its investment strategies, and considered the Fund’s relative performance, which was in the third quartile year-to-date and for the 1-year period ending September 2014 in its respective Morningstar category. The Board also considered the Fund’s current expense ratios compared to its peers. In the context of the HSBC RMB Fixed Income Fund, the Independent Trustees discussed the Fund’s unique investment strategies and relative performance against its peer group.

For the Money Market Funds, the Board considered the additional yield support that the Adviser had provided in order for the Money Market Funds to maintain positive yield and performance, and that the returns of the Funds were similar to their competitors.

The Board, including the Independent Trustees, considered the Adviser’s commitment to continue to evaluate and undertake actions to help generate competitive investment performance. The Board, including the Independent Trustees, concluded that under the circumstances, the investment performance of each Fund was such that each Agreement should continue.

Costs of Services and Profits Realized by the Adviser and Sub-Advisers. The Board, including the Independent Trustees, considered the costs of the services provided by the Adviser and Sub-Advisers and the expense ratios of the Funds more generally. The Board considered the Adviser’s profitability and costs, including, but not limited to, an analysis provided by the Adviser of its estimated profitability attributable to its relationship with the Funds. The Board also considered the contractual advisory fees under the Advisory Contracts and compared those fees to the fees of similar funds, which had been compiled and provided by Strategic Insight. The Board determined that, although some competitors had lower fees than the Funds, in general, the Fund’s advisory fees were reasonable in light of the nature and quality of services provided, noting the resources, expertise and experience provided to the Funds by the Adviser and Sub-Advisers.

The Board also considered information comparing the advisory fees under the Advisory Contracts with those of other accounts managed by the Adviser.

The Board further considered the costs of the services provided by the Sub-Advisers, as available; the relative portions of the total advisory fees paid to the Sub-Advisers and retained by the Adviser in its capacity as the Funds’ investment adviser; and the services provided by the Adviser and Sub-Advisers. In the context of the HSBC Growth Portfolio and HSBC Opportunity Portfolio, the Board considered the sub-advisory fee structures, and any applicable breakpoints. In addition, the Board discussed the distinction between the services provided by the Adviser to HSBC Funds with sub-advisers pursuant to the Advisory Contracts and the services provided by the sub-advisers pursuant to the Sub-Advisory Contracts. The Board also considered information on profitability where provided by the Sub-Advisers.

The Board, including the Independent Trustees, concluded that the advisory fees payable to the Adviser and the Funds’ Sub-Advisers were reasonable in light of the factors set forth above.

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Investment Adviser Contract Approval (continued)

Other Relevant Considerations. The Board, including the Independent Trustees, also considered the extent to which the Adviser and Sub-Advisers had achieved economies of scale, whether the Funds’ expense structure permits economies of scale to be shared with the Funds’ shareholders and, if so, the extent to which the Funds’ shareholders may benefit from these economies of scale. The Board noted that, The Board also noted the contractual caps on certain Fund expenses provided by the Adviser with respect to many of the Funds in order to reduce or control the overall operating expenses of those Funds and noted the Adviser’s entrepreneurial commitment to the Funds. In addition, the Board considered certain information provided by the Adviser and Sub-Advisers with respect to the benefits they may derive from their relationships with the Funds, including the fact that certain Sub-Advisers have “soft dollar” arrangements with respect to Fund brokerage and therefore may have access to research and other permissible services.

In approving the renewal of the Agreements, the Board, including the Independent Trustees, did not identify any single factor as controlling, and generally attributed different weights to various factors for the various Funds. The Board evaluated all information available to them on a Fund-by-Fund basis, and their decisions were made separately with respect to each Fund. In light of the above considerations and such other factors and information it considered relevant, the Board by a unanimous vote of those present in person at the meeting (including a separate unanimous vote of the Independent Trustees present in person at the meeting) approved the continuation of each Agreement.

Investment Adviser Contract Approval (HSBC Global High Yield Bond Fund, HSBC Global High Income Bond Fund, HSBC Global Equity Volatility Focused Fund, HSBC Economic Scale Index Emerging Markets Equity Fund and HSBC Frontier Markets Funds (each, a “Fund”)

Section 15(c) of the Investment Company Act of 1940, as amended (the “1940 Act”), generally requires that a majority of the trustees of a mutual fund who are not “interested persons” of the fund or the investment adviser, as defined in the 1940 Act (the “Independent Trustees”), review and approve the investment advisory agreement at an in person meeting for an initial period of up to two years and thereafter on an annual basis. A summary of the material factors considered by the Independent Trustees and the Board of Trustees (the “Board”) of HSBC Funds (the “Trust”) in connection with the initial approval of the investment advisory and sub-advisory agreements for the HSBC Global High Yield Bond Fund, HSBC Global High Income Bond Fund, HSBC Global Equity Volatility Focused Fund and HSBC Economic Scale Index Emerging Markets Equity Fund (the “New Funds”) and the approval of a non-material amendment to the investment sub-advisory agreement for the HSBC Frontier Markets Fund, as well as the conclusions the Independent Trustees and Board made as a result of those considerations, are set forth below.

Approval of Advisory and Sub-Advisory Agreements of the Funds

The Board met in person and the Contracts and Expense Committee thereof, which consists of the Independent Trustees of the Trust (the “Contracts Committee”), met separately on three occasions to consider, among other matters, : (i) the initial approval of the Investment Advisory Contracts and related Supplements (“Advisory Contracts”) between the Trust, on behalf of the New Funds, and HSBC Global Asset Management (USA) Inc. (the “Adviser”); (ii) the initial approval of the Sub-Advisory Agreements (the “New Sub-Advisory Contracts”) between the Adviser and each of HSBC Global Asset Management (UK) Limited (“AMEU”) (on behalf of HSBC Global High Income Bond Fund, HSBC Global Equity Volatility Focused Fund and HSBC Economic Scale Index Emerging Markets Equity Fund) and HSBC Global Asset Management (France) (“AMFR” and, together with AMEU, the “Sub-Advisers”) (on behalf of the HSBC Global High Yield Bond Fund and HSBC Global High Income Bond Fund); and (iii) the approval of an amendment to the Sub-Advisory Agreement (the “Existing Sub-Advisory Contract” and, together with the Advisory Contracts and New Sub-Advisory Contracts, the “Agreements”) between the Adviser and AMEU (on behalf of the HSBC Frontier Markets Fund) to reallocate the fee schedule between the Adviser and AMEU.

Prior to the meetings, the Independent Trustees requested, received and reviewed information to help them evaluate the terms of the Agreements. This information included, among other things, information about: (i) the services that the Adviser and Sub-Advisers provide or would provide; (ii) the personnel who provide or would provide such services; (iii) the investment performance of similarly managed non-US accounts that are managed by the Adviser and/or Sub-Advisers; (iv) the current and contemplated trading practices and strategies of the Adviser and Sub-Advisers; (v) the fees received or to be received by the Adviser and Sub-Advisers, including, for the New Funds, a comparison with the advisory fees paid by other similar funds based on materials provided by Strategic Insight; (vi) the total expense ratios of the New Funds, including a comparison with the total expense ratios of other

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Investment Adviser Contract Approval (continued)

similar funds provided by Strategic Insight; (vii) the draft prospectuses of the New Funds; (viii) compliance-related matters pertaining to the Adviser and Sub-Advisers; and (ix) and other information regarding the nature, extent and quality of services provided or to be provided by the Adviser and the Sub-Advisers under their respective Agreements.

Counsel to the Trust and counsel to the Independent Trustees were present at the Board and Contracts Committee meetings. The Independent Trustees were separately advised by independent counsel throughout the process, and met with independent counsel in periodic executive and private sessions at which no representatives of management were present, including the three meetings of the Contracts Committee. Prior to voting to approve the Agreements on behalf of the New Funds, the Independent Trustees also received a memorandum from their independent counsel discussing the legal standards for their consideration of the proposed continuation of the Agreements.

During the December 15, 2014, January 20, 2015 and March 2, 2015 Contracts Committee meetings, the Contracts Committee discussed, among other things: (i) the information provided in advance of the meetings including the performance record, underlying models and portfolio management process of similar portfolios managed by the Advisor and sub-Advisors; (ii) the Funds’ investment advisory arrangements and expense limitation agreements with the Adviser; (iii) the Trusts’ current and contemplated arrangements with AMEU and AMFR; (iv) the fees to be paid to the Adviser pursuant to the Trust’s agreements with the Adviser for the provision of various non-advisory services, including the Administration Agreement and Support Services Agreement and the terms and purpose of these agreements and comparative information about services and fees of other peer funds; and (v) additional information provided by the Adviser and Sub-Advisers at the request of the Board. Following the December 15, 2014, January 20, 2015 and March 2, 2015 Contracts Committee meetings, the members of the Contracts Committee determined to recommend to the Board that the Agreements with respect to the New Funds be approved for an initial two year period and that the amendment to the Existing Sub-Advisory Contract with respect to the HSBC Frontier Markets Fund be approved.

At the in-person meeting held on March 3, 2015, the Board, including the Independent Trustees, reviewed and discussed the materials and other information provided by the Adviser and Sub-Advisers and considered the previous deliberations and recommendation of the Contracts Committee. In addition, the Board and the Contracts Committee took into consideration its experience with the Adviser and AMEU, including quarterly performance reports prepared by management containing reviews of investment results and periodic presentations from portfolio managers, product managers and other senior employees of the Adviser and AMEU, and the reputation of and materials prepared by AMFR. As a result of this process, the Board and Independent Trustees determined to approve the Agreements with respect to each Fund. The Committee and the Board reviewed materials and made their respective determinations based on a Fund by Fund basis.

Nature, Extent, and Quality of Services Provided by Adviser and Sub-Advisers. The Board, including the Independent Trustees, examined the nature, quality and extent of the investment advisory services to be provided by the Adviser and Sub-Advisers to the New Funds, as well as the quality and experience of the personnel of the Adviser and Sub-Advisers. With respect to the Adviser and AMEU, the Independent Trustees considered that the services to be provided would be consistent with those provided to other HSBC Funds, and therefore considered the same factors as they did in considering the annual renewal of the Advisory Contracts in December 2014. The Board also noted that the Sub-Advisers would not be initially granted full investment discretion.

The Board, including the Independent Trustees, also considered: (i) the long-term relationship between the Adviser and the HSBC Funds; (ii) the Adviser’s and Sub-Advisers’ reputation and financial condition; (iii) the business strategy of the Adviser and its parent company and their financial and other resources that are committed to the Funds’ business; and (iv) the capabilities and performance of the Adviser’s and Sub-Advisers’ portfolio management teams and other personnel.

With respect to the Existing Sub-Advisory Contract, the Independent Trustees considered how the services and responsibilities under the contract are currently apportioned between the Adviser and AMEU. The Independent Trustees also considered statements from the Adviser that the proposed reallocation of the investment management fee more accurately reflects the services and responsibilities apportioned between the Adviser and AMEU, and that the Adviser and AMEU will not reduce the quality or quantity of the services provided to the Fund.

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Investment Adviser Contract Approval (continued)

Based on these considerations, the Board, including the Independent Trustees, concluded that the nature, quality and extent of the services to be provided by the Adviser and Sub-Advisers supported approval of the Agreements for the New Funds. Based on these considerations, the Board, including the Independent Trustees, also concluded that the proposed non-material reallocation of the investment management fee under the amended Existing Sub-Advisory Contract more accurately reflects the services and responsibilities apportioned between the Adviser and AMEU.

Investment Performance of the Adviser and Sub-Advisers. The Board, including the Independent Trustees, considered the investment performance of similarly managed non-US accounts that are managed by the Adviser and/or Sub-Advisers. The Independent Trustees concluded that the investment performance presented supported the initial approval of the Agreements for the New Funds. With respect to the Existing Sub-Advisory Contract, the Independent Trustees noted that the agreement was recently reapproved at the December 2014 Board meeting, and therefore considered the same factors as they did in considering the annual renewal of the agreement in December 2014.

Costs of Services and Profits Realized by the Adviser and Sub-Advisers. The Board, including the Independent Trustees, considered the costs of the services provided or to be provided by the Adviser and Sub-Advisers and the expense ratios of the Funds more generally. The Board considered the Adviser’s discussion of break-even points. With respect to the New Funds, the Board also considered the contractual advisory fees under the Advisory Contracts and compared those fees to the fees of similar funds, which had been compiled and provided by Strategic Insight. The Board determined that each Fund’s advisory fees were reasonable in light of the nature and quality of services provided or to be provided, noting the resources, expertise and experience provided or expected to be provided to the Funds by the Adviser and Sub-Advisers.

The Board further considered the relative portions of the total advisory fees to be paid to the Sub-Advisers and to be retained by the Adviser in its capacity as the Funds’ investment adviser; and the services provided by the Adviser and Sub-Advisers. In addition, the Board discussed the distinction between the services provided by the Adviser to HSBC Funds with sub-advisers pursuant to the Advisory Contracts and the services provided by the sub-advisers pursuant to the Sub-Advisory Contracts.

The Board, including the Independent Trustees, concluded that the advisory fees to be paid to the Adviser and Sub-Advisers were reasonable in light of the factors set forth above.

Other Relevant Considerations. The Board, including the Independent Trustees, noted the contractual caps on certain Fund expenses provided by the Adviser with respect to the Funds in order to reduce or control the overall operating expenses of those Funds, especially during their commencement of operations, and noted the Adviser’s entrepreneurial commitment to the Funds. In addition, the Board considered certain information provided by the Adviser and Sub-Advisers with respect to the benefits they may derive from their relationships with the Funds.

In approving the Agreements, the Board, including the Independent Trustees, did not identify any single factor as controlling, and generally attributed different weights to various factors for the various Funds. The Board evaluated all information available to them on a Fund-by-Fund basis, and their decisions were made separately with respect to each Fund. In light of the above considerations and such other factors and information it considered relevant, the Board by a unanimous vote of those present in person at the meeting (including a separate unanimous vote of the Independent Trustees present in person at the meeting) approved each Agreement.

HSBC FAMILY OF FUNDS       83

HSBC FAMILY OF FUNDS
Table of Shareholder Expenses—as of April 30, 2015 (Unaudited)

As a shareholder of the Funds, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchases, redemption fees and exchange fees; and (2) ongoing costs, including management fees, distribution fees and other Fund expenses. These examples are intended to help you understand your ongoing costs (in dollars) of investing in the Funds and to compare the cost with the ongoing costs of investing in other mutual funds.

These examples are based on an investment of $1,000 invested at the beginning of the period and held for the entire period from November 1, 2014 through April 30, 2015.

Actual Example

The table below provides information about actual account values and actual expenses. You may use the information below, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the table under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

					Annualized
		Beginning	Ending	Expenses Paid	Expense Ratio
		Account Value	Account Value	During Period*	During Period
		11/1/14	4/30/15	11/1/14 - 4/30/15	11/1/14 - 4/30/15
Emerging Markets Debt Fund	Class A	$1,000.00	$1,015.30	$6.00	1.20%
	Class I	1,000.00	1,017.90	4.25	0.85%
	Class S	1,000.00	1,017.40	3.75	0.75%

Emerging Markets Local Debt Fund	Class A	1,000.00	923.20	5.72	1.20%
	Class I	1,000.00	924.80	4.06	0.85%
	Class S	1,000.00	925.20	3.58	0.75%

Frontier Markets Fund	Class A	1,000.00	978.10	10.64	2.17%
	Class I	1,000.00	979.50	8.93	1.82%

Total Return Fund	Class A	1,000.00	1,021.00	7.27	1.45%
	Class I	1,000.00	1,022.70	5.57	1.11%
	Class S	1,000.00	1,023.10	5.07	1.01%

RMB Fixed Income Fund	Class A	1,000.00	977.00	7.11	1.45%
	Class I	1,000.00	978.80	5.40	1.10%
	Class S	1,000.00	979.20	4.91	1.00%

Asia ex-Japan Smaller Companies
Equity Fund**	Class A	1,000.00	1,145.20	8.79	1.75%
	Class I	1,000.00	1,147.50	7.04	1.40%
	Class S	1,000.00	1,147.60	6.54	1.30%
____________________

*	Expenses are equal to the average account value over the period, multiplied by the Fund's annualized expense ratio, multiplied by 181/365 (to reflect the one half year period).
**	Expenses are equal to the average account value over the period, multiplied by the Fund's annualized expense ratio, multiplied by 171/365 (to reflect the stub period 11/11/2014 to 4/30/2015).

84       HSBC FAMILY OF FUNDS

HSBC FAMILY OF FUNDS
Table of Shareholder Expenses—as of April 30, 2015 (Unaudited) (continued)

Hypothetical Example for Comparison Purposes

The table below provides information about hypothetical account values and hypothetical expenses based on each Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees, or exchange fees. Therefore, the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

					Annualized
		Beginning	Ending	Expenses Paid	Expense Ratio
		Account Value	Account Value	During Period*	During Period
		11/1/14	4/30/15	11/1/14 - 4/30/15	11/1/14 - 4/30/15
Emerging Markets Debt Fund	Class A	$1,000.00	$1,018.84	$6.01	1.20%
	Class I	1,000.00	1,020.58	4.26	0.85%
	Class S	1,000.00	1,021.08	3.76	0.75%

Emerging Markets Local Debt Fund	Class A	1,000.00	1,018.84	6.01	1.20%
	Class I	1,000.00	1,020.58	4.26	0.85%
	Class S	1,000.00	1,021.08	3.76	0.75%

Frontier Markets Fund	Class A	1,000.00	1,014.03	10.84	2.17%
	Class I	1,000.00	1,015.77	9.10	1.82%

Total Return Fund	Class A	1,000.00	1,017.60	7.25	1.45%
	Class I	1,000.00	1,019.29	5.56	1.11%
	Class S	1,000.00	1,019.79	5.06	1.01%

RMB Fixed Income Fund	Class A	1,000.00	1,017.60	7.25	1.45%
	Class I	1,000.00	1,019.34	5.51	1.10%
	Class S	1,000.00	1,019.84	5.01	1.00%

Asia ex-Japan Smaller Companies
Equity Fund**	Class A	1,000.00	1,000.00	8.68	1.75%
	Class I	1,000.00	1,000.00	6.94	1.40%
	Class S	1,000.00	1,000.00	6.45	1.30%
____________________

*	Expenses are equal to the average account value over the period, multiplied by the Fund's annualized expense ratio, multiplied by 181/365 (to reflect the one half year period).
**	Expenses are equal to the average account value over the period, multiplied by the Fund’s annualized expense ratio, multiplied by 181/365 (to reflect the one half year period). Information shown reflects values using the expense ratios for the 171 days of operations during the period, and has been annualized to reflect values for the period November 11, 2014 to April 30, 2015.

HSBC FAMILY OF FUNDS       85

Other Information (Unaudited):

A description of the policies and procedures the Funds use to determine how to vote proxies relating to portfolio securities of each Fund, and information regarding how the Funds voted proxies relating to portfolio securities during the most recent 12-month period ended June 30th is available (i) without charge, upon request, by calling 1-800-525-5757 for HSBC Bank USA and HSBC Brokerage (USA) Inc. clients and 1-800-782-8183 for all other shareholders; (ii) on the Funds’ website at ww.emfunds.us.hsbc.com or at www.investorfunds.us.hsbc.com; and (iii) on the Securities and Exchange Commission’s (“Commission”) website at http://www.sec.gov.

The Funds file their complete schedules of portfolio holdings with the Commission for the first and third quarters of each fiscal year on Form N-Q. The Funds’ Forms N-Q are available on the Commission’s website at http://www.sec.gov. The Funds’ Forms N-Q may be reviewed and copied at the Commission’s Public Reference Room in Washington, D.C. and information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330. The Funds’ Schedules of Investments will be available no later than 60 days after each period end, without charge, on the Funds’ website at www.emfunds.us.hsbc.com or at www.investorfunds.us.hsbc.com.

An investment in a Fund is not a deposit of HSBC Bank USA, N.A., and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

86       HSBC FAMILY OF FUNDS

HSBC FAMILY OF FUNDS:

INVESTMENT ADVISER AND ADMINISTRATOR

HSBC Global Asset Management (USA) Inc.
452 Fifth Avenue
New York, NY 10018

SUB-ADVISERS

HSBC Frontier Markets Fund
HSBC Global Asset Management (UK) Limited
78 St. James Street
London, United Kingdom, SW1A 1EJ

HSBC RMB Fixed Income Fund and HSBC Asia ex-Japan
Smaller Companies Equity Fund
HSBC Global Asset Management (Hong Kong) Limited
Level 22, HSBC Main Building
1 Queen’s Road Central, Hong Kong

SHAREHOLDER SERVICING AGENTS

For HSBC Bank USA, N.A. and
HSBC Securities (USA) Inc. Clients:
HSBC Bank USA, N.A.
452 Fifth Avenue
New York, NY 10018
1-888-525-5757

For All Other Shareholders:

HSBC Funds
P.O. Box 182845
Columbus, OH 43218
1-800-782-8183

TRANSFER AGENT

SunGard Investor Services, LLC
3435 Stelzer Road
Columbus, OH 43219

DISTRIBUTOR

Foreside Distribution Services, L.P.
690 Taylor Road, Suite 150
Gahanna, Ohio 43230

CUSTODIAN

The Northern Trust Company
50 South LaSalle Street
Chicago, IL 60603

INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

PricewaterhouseCoopers LLP
300 Madison Avenue
New York, NY 10017

LEGAL COUNSEL

Dechert LLP
1900 K Street, N.W.
Washington, D.C. 20006

Investment products:
ARE NOT A BANK DEPOSIT OR OBLIGATION OF THE BANK OR ANY OF ITS AFFILIATES	ARE NOT FDIC INSURED	ARE NOT INSURED BY ANY FEDERAL GOVERNMENT AGENCY
ARE NOT GUARANTEED BY THE BANK OR ANY OF ITS AFFILIATES		MAY LOSE VALUE

Investment products are offered by HSBC Securities (USA) Inc. (HSI), member NYSE/FINRA/SIPC. HSI is an affiliate of HSBC Bank USA, N.A. Investment products: Are not a deposit or other obligation of the bank or any of its affiliates; Not FDIC insured or insured by any federal government agency of the United States; Not guaranteed by the bank or any of its affiliates; and are subject to investment risk, including possible loss of principal invested.

Investors should consider the investment objectives, risks, charges, and expenses of the investment company carefully before investing. The prospectus contains this and other important information about the investment company. For clients of HSBC Securities (USA) Inc., please call 1-888-525-5757 for more information. For other investors and prospective investors, please call the Funds directly at 1-800-782-8183 or visit our website at www.emfunds.us.hsbc.com. Investors should read the prospectus carefully before investing or sending money.

HSB-SAR-EM-0615	6/15

HSBC Global Asset Management (USA) Inc.

HSBC World Selection™ Funds
Semi-Annual Report
April 30, 2015

WORLD SELECTION FUNDS	Class A	Class B	Class C
Aggressive Strategy Fund	HAAGX	HBAGX	HCAGX
Balanced Strategy Fund	HAGRX	HSBGX	HCGRX
Moderate Strategy Fund	HSAMX	HSBMX	HSCMX
Conservative Strategy Fund	HACGX	HBCGX	HCCGX
Income Strategy Fund	HINAX	HINBX	HINCX

HSBC World Selection Funds Semi-Annual Report - April 30, 2015

Glossary of Terms
Commentary From the Investment Manager	3
Portfolio Reviews	4
Portfolio Composition	14

Schedules of Portfolio Investments
Aggressive Strategy Fund	15
Balanced Strategy Fund	16
Moderate Strategy Fund	17
Conservative Strategy Fund	18
Income Strategy Fund	19
Statements of Assets and Liabilities	20
Statements of Operations	21
Statements of Changes in Net Assets	22
Financial Highlights	28
Notes to Financial Statements	33
Investment Adviser Contract Approval	40
Table of Shareholder Expenses	44
Other Information	46

The World Selection Funds (the “Funds”) are “fund of funds” which aim to provide superior risk adjusted returns relative to a single asset class investment over the long term by investing primarily in underlying funds. The underlying funds may include mutual funds managed by HSBC Global Asset Management (USA) Inc. (the “Adviser”), mutual funds managed by investment advisers that are not associated with the Adviser and exchange traded funds (“ETFs”) (collectively, “Underlying Funds”). The Funds may also purchase or hold exchange traded notes (“ETNs”). The Funds’ broadly diversified investment approach across various asset classes and investment styles aims to contribute to achieving their objectives. Each World Selection Fund has a strategic asset allocation which represents a carefully constructed blend of asset classes, regions and currencies to meet longer term investment goals.

Glossary of Terms

Barclays U.S. Aggregate Bond Index is an unmanaged index generally representative of investment-grade, USD-denominated, fixed-rate debt issues, taxable bond market, including Treasuries, government-related and corporate securities, asset-backed, mortgage-backed and commercial mortgage-backed securities, with maturities of at least one year.

Barclays U.S. Corporate High-Yield Bond Index is an unmanaged index that measures the non-investment grade, USD-denominated, fixed-rate, taxable corporate bond market. Securities are classified as high-yield if the middle rating of Moody’s, Fitch, and S&P is Ba1/BB+/BB+ or below. The index excludes emerging markets debt.

BofA Merrill Lynch U.S. High Yield Master II Index is an unmanaged index that tracks the performance of USD-denominated, below investment grade corporate debt publicly issued in the U.S. domestic market.

Citigroup U.S. Domestic 3-Month Treasury Bill Index is an unmanaged market value-weighted index of public obligations of the U.S. Treasury with maturities of three months.

Gross Domestic Product (“GDP”) measures the market value of the goods and services produced by labor and property in the United States.

MSCI All Country World Index (“MSCI ACWI Index”) is an unmanaged equity index which captures large and mid cap representation across 23 Developed Markets (DM) countries — Australia, Austria, Belgium, Canada, Denmark, Finland, France, Germany, Hong Kong, Ireland, Israel, Netherlands, New Zealand, Norway, Portugal, Singapore, Spain, Sweden, Switzerland and the UK (excluding the U.S.) — and 23 emerging market country — Brazil, Chile, China, Colombia, Czech Republic, Egypt, Greece, Hungary, India, Indonesia, Korea, Malaysia, Peru, Philippines, Poland, Russia, Qatar, South Africa, Taiwan, Thailand, Turkey and United Arab Emirates.

MSCI Europe Australasia and Far East (“MSCI EAFE”) Index is an unmanaged equity index which captures large and mid cap representation across Developed Markets countries: Australia, Austria, Belgium, Denmark, Finland, France, Germany, Hong Kong, Ireland, Israel, Italy, Japan, the Netherlands, New Zealand, Norway, Portugal, Singapore, Spain, Sweden, Switzerland and the UK (excluding the U.S. and Canada).

MSCI Emerging Markets (“MSCI EM”) Index is an unmanaged index that captures large and mid cap representation across 23 Emerging Markets (EM) countries: Brazil, Chile, China, Colombia, Czech Republic, Egypt, Greece, Hungary, India, Indonesia, Korea, Malaysia, Mexico, Peru, Philippines, Poland, Qatar, Russia, South Africa, Taiwan, Thailand, Turkey and United Arab Emirates.

Russell 2000® Index is an unmanaged index that measures the performance of the small-cap segment of the U.S. equity universe. The Russell 2000® Index is a subset of the Russell 3000® Index representing approximately 10% of the total market capitalization of that index. It includes approximately 2000 of the smallest securities based on a combination of their market cap and current index membership.

Standard & Poor’s 500 (“S&P 500”) Index is an unmanaged index that is widely regarded as a gauge of the U.S. equities market. This index includes 500 leading companies in leading industries of the U.S. economy. The S&P 500 Index focuses on the large-cap segment of the market, with approximately 80% coverage of U.S. equities.

Securities indices assume reinvestment of all distributions and interest payments and do not take in account brokerage fees or expenses. Securities in the Funds do not match those in the indices and performance of the Funds will differ. Investors cannot invest directly in an index.

2       HSBC FAMILY OF FUNDS

Commentary From the Investment Manager
HSBC Global Asset Management (USA) Inc.

U.S. Economic Review

The global economy grew modestly over the six-month period between November 1, 2014 and April 30, 2015. Signs of recovery emerged in many economies that had been suffering from ongoing weaknesses. However, new challenges arose for many economies in the form of low commodity prices, a strong U.S. dollar, and the prospect of increased interest rates in the U.S.

U.S. economic growth declined significantly over the period, slowed by a harsh winter and disappointing economic data. A strong dollar also caused headwinds for U.S. exports. Economic indicators over the period pointed to slowing manufacturing output, declining business spending and falling corporate profits. Some bright spots remained, however, in the form of a robust housing market, strong consumer spending, rising personal incomes and low inflation.

The U.S. labor market showed significant strength over the period. The unemployment rate fell from 5.8% to 5.4%, and the long-term unemployment rate which, has hampered the labor market recovery, declined. Some upward pressure on wages emerged as well, in part from announcements by major employers such as McDonald’s and Wal-Mart of wage hikes for low-earning employees.

A recovery in the eurozone continued to gain momentum over the period. Economic growth picked up slightly in the region, driven in part by rising consumer confidence and a robust stimulus program from the European Central Bank. The Japanese economy also rebounded from a 2014 recession with modest U.S. gross domestic product1 (GDP) growth.

A steep drop in the price of oil and other commodities was a major factor affecting the global economy during the period. This development hurt emerging economies that are heavily dependent on exporting those commodities and generally benefited commodity-importing economies. A strong U.S. dollar also created a challenging environment for countries holding high levels of debt denominated in the U.S. dollar.

The Chinese economy, which experienced a rather sharp downturn in 2014, showed some signs of stabilization. China saw its weakest pace of economic growth in six years in the first quarter of 2015 despite a far-reaching stimulus program. However, the housing market—an area of critical weakness—improved moderately while industrial output ticked upwards. Moreover, Chinese economic growth did not slow as dramatically as many analysts had predicted.

Geopolitical issues in Ukraine and the Middle East also created economic uncertainties that weighed on investor sentiment. The Russian economy ground to a halt over the period, delivering 0% economic growth due in large part to Western trade sanctions and falling commodity prices. Nonetheless, Russian stocks did see a rally in the first quarter of 2015 after declining in the first half of the period.

Anticipation regarding the Federal Reserve’s (the Fed) plan to raise interest rates (now expected in the fall of 2015) was a significant factor throughout the period. Fed officials remained reluctant to hike rates until the labor market showed more improvement even as they continued to suggest that increases could occur in 2015. Fed Chair Janet Yellen has said that initial increases will be small and gradual.

GDP grew at a rate of 2.2% in the fourth quarter of 2014. A preliminary estimate puts GDP growth at 0.2% for the first quarter of 2015.

Market Review

U.S. equities rose modestly over the six-month period. Early in the period, the strengthening U.S. dollar lowered earnings expectations for many multinational firms while sinking oil prices dealt a powerful blow to several sectors of the stock market. These dynamics changed somewhat in April as oil prices began to recover and the U.S. dollar lost ground to several major global currencies. Stocks in Europe, Japan, and China performed well over the period and economic challenges in these economies appeared to diminish, partly due to stimulus efforts by central banks.

The S&P 500 Index1 of large company stocks returned 4.40% for the six months through April 2015. The Russell 2000® Index1 of small company stocks returned 4.65%. Emerging markets generally outperformed developed economies, due in part to a robust rally in the final months of the period that was buoyed by a recovery in oil prices. News that the European Central Bank would pursue a quantitative easing program and expectations that the Fed would push back the timing of its interest rate hikes also helped to support the rally. The MSCI EM Index1 ended the period up 4.04% while the MSCI EAFE Index1 of international stocks in developed markets returned 7.06% for the period.

Fixed income securities generally performed well over the period. U.S. bonds benefited from assurances by the Fed that interest rate increases would occur gradually. Quantitative easing programs outside the U.S. pushed down government bond yields significantly in developing economies. Yields on U.S. long-term bonds remained relatively high.

The Barclays U.S. Aggregate Bond Index1, which tracks the broad investment grade fixed income market, returned 2.06% for the six months through April 2015, while the Barclays U.S. Corporate High-Yield Bond Index1 returned 1.51%. Fixed income markets in Europe and Japan generated modest returns, while emerging markets debt lost ground.

1     For additional information, please refer to the Glossary of Terms.

HSBC FAMILY OF FUNDS       3

Portfolio Reviews (Unaudited)
Aggressive Strategy Fund (Class A Shares, Class B Shares and Class C Shares)

by Rayman Bovell, CFA, Senior Vice President and Head of Wealth Portfolio Management

The Aggressive Strategy Fund (the “Fund”) is a “fund of funds” which seeks long-term growth of capital by investing primarily in underlying funds. The underlying funds may include mutual funds managed by HSBC Global Asset Management (USA) Inc. (the “Adviser”), mutual funds managed by investment advisers that are not associated with the Adviser and exchange traded funds (“ETFs”) (collectively, “Underlying Funds”). The Fund may invest in both actively-managed and passively-managed Underlying Funds to implement the Adviser’s investment views. The Fund may also purchase or hold exchange traded notes (“ETNs”).

Investment Concerns

Allocation Risk: The risk that the Adviser’s target asset and sector allocations and changes in target asset and sector allocations cause the Fund to underperform other similar funds or cause you to lose money, and that the Fund may not achieve its target asset and sector allocations.

Underlying Fund Selection Risk: The risk that the Fund may invest in Underlying Funds that underperform other similar funds or the markets more generally, due to poor investment decisions by the investment adviser(s) for the Underlying Funds or otherwise. Underlying Funds also have their own expenses, which the Fund bears in addition to its own expenses.

Equity Securities Risk: A portion of the assets of the Fund is allocated to Underlying Funds investing primarily in equity securities. Therefore, the value of the Fund may increase or decrease as a result of its indirect interest in equity securities.

Fixed Income Securities Risk: A portion of the assets of the Fund is allocated to Underlying Funds investing primarily in fixed income securities. Therefore, the value of the Fund may increase or decrease as a result of its indirect interest in fixed income securities.

Foreign Securities/Emerging Markets Risk: Foreign securities, including those of emerging market issuers, are subject to additional risks including international trade, currency, political, and regulatory risks. Securities of emerging market issuers generally have more risk than securities issued by issuers in more developed foreign markets.

REIT Risk: Investments in the Funds are subject to the risks related to direct investment in real estate, such as real estate risk, regulatory risks, concentration risk, and diversification risk.

For a complete description of these and other risks associated with investment in a mutual fund, please refer to the Fund’s prospectus.

Market Commentary

The Fund returned 3.59% (without sales charge) for the Class A Shares for the six-month period ended April 30, 2015. That compared to a 4.40% total return for the Fund’s primary benchmark, the S&P 500 Index1.

The Fund measured performance against several additional reference indices for the six-month period ended April 30, 2015: the MSCI ACWI Index1 (5.24% total return), the MSCI EAFE Index1 (7.06% total return), Barclays U.S. Aggregate Bond Index1 (2.06% total return), BofA Merrill Lynch U.S. High Yield Master II Index1 (1.51% total return) and Citigroup U.S. Domestic 3-Month Treasury Bill Index1 (0.01% total return).

Portfolio Performance

The U.S. economy remained stable during the six months ended April 30, 2015, albeit with some softer data during the first quarter of 2015. While payroll data remained fairly strong, other economic indicators—such as consumer spending and business investment—were weak. Key interest rates remained unchanged and the Fed revised down its growth and interest rate forecasts considerably, suggesting a much slower pace of rate rises than had previously been expected. U.S. stocks performed relatively well in this environment.

Global equity markets were volatile during the period, due in large part to increased concerns over relatively soft economic data as well as intensifying geopolitical risks in the Middle East and elsewhere. Also, a sharp decline in oil prices contributed to economic weakness in many oil-rich countries such as Russia and Brazil. Several major central banks—including the European Central Bank—announced large-scale stimulus efforts aimed at boosting economic growth. Investors responded favorably to those efforts, helping to buoy international stocks during the period.

Global bond yields remained low throughout the six months under review. Fixed-income markets were volatile during the period amid uncertainty about when the Fed would raise interest rates. U.S. government bonds rallied early in 2015 as yields on global sovereign bonds fell to record lows but reversed and finished in April roughly where they started in November.

The Fund benefited from its equity exposure, aiding absolute returns for the period. However, as the Fund is a multi-asset portfolio and includes many asset classes to achieve its risk/return profile, the Fund did not capture the full benefit from the strength of equity markets. At the same time, the Fund outperformed fixed-income indices, including the Barclays U.S. Aggregate Bond Index and the Bank of America Merrill Lynch U.S. High Yield Index.†

The Fund continued to maintain positions in property investments such as REITs. Investors were attracted to such investments due to their relatively high yields as well as the strong balance sheets among many property companies. The Fund held no exposure to other alternative investments or derivatives during the period.†

In the Fund’s fixed-income holdings, we maintained our bias toward investment-grade corporates over Treasuries and increased our exposure to high-yield credit during the period. We believe yields are likely to remain relatively low for Treasury and investment-grade bonds in the near term. †

During the six-month period, the Fund was hurt by its allocation to local currency emerging market debt due in part to the recent appreciation of the U.S. dollar. However, overall the Fund’s absolute performance has been positive.†

†	Portfolio composition is subject to change.
1	For additional information, please refer to the Glossary of Terms.

Past performance does not guarantee future results. The performance data quoted represents past performance and current returns may be lower or higher. Total return figures include change in share price, reinvestment of dividends and capital gains and do not reflect taxes that a shareholder would pay on Fund distributions or on the redemption of Fund shares. Investment return and principal value will fluctuate so that an investor’s shares, when redeemed may be worth more or less than the original cost. To obtain performance information current to the most recent month end, please call 1-800-782-8183.

4       HSBC FAMILY OF FUNDS

Portfolio Reviews (Unaudited)
Aggressive Strategy Fund

				Average Annual				Expense
Fund Performance				Total Return (%)				Ratio (%)[4]
	Inception	Six	1	5	10	Since
As of April 30, 2015	Date	Months*	Year	Year	Year	Inception		Gross	Net
Aggressive Strategy Fund Class A1	2/14/05	-1.61	0.73	7.58	6.44	5.84		1.65	1.65
Aggressive Strategy Fund Class B2	2/9/05	0.08	2.08	7.89	6.51	5.93		2.40	2.40
Aggressive Strategy Fund Class C3	6/9/05	2.33	4.39	7.87	—	6.18		2.40	2.40
S&P 500 Index[5]	—	4.40	12.98	14.33	8.32	7.86	[6]	N/A	N/A
MSCI ACWI Index[5]	—	5.24	8.02	10.16	7.54	7.20	[6]	N/A	N/A
MSCI EAFE Index[5]	—	7.06	2.10	7.89	6.10	5.89	[6]	N/A	N/A
Barclays U.S. Aggregate Bond Index[5]	—	2.06	4.46	4.12	4.75	4.60	[6]	N/A	N/A
BofA Merrill Lynch U.S. High Yield Master II Index[5]	—	1.51	2.57	8.18	8.28	7.73	[6]	N/A	N/A
Citigroup U.S. Domestic 3-Month Treasury Bill Index[5]	—	0.01	0.03	0.07	1.39	1.42	[6]	N/A	N/A

Past performance does not guarantee future results. The performance data quoted represents past performance and current returns may be lower or higher. Total return figures include change in share price, reinvestment of dividends and capital gains and do not reflect the taxes that a shareholder would pay on Fund distributions or on the redemption of Fund shares. Investment return and principal value will fluctuate so that an investor’s shares, when redeemed may be worth more or less than the original cost. To obtain performance information current to the most recent month end, please call 1-800-782-8183.

The performance above reflects any fee waivers that have been in effect during the applicable periods, as well as any expense reimbursements that have periodically been made. Absent such waivers and reimbursements, returns would have been lower.

Certain returns shown include monies received by series of HSBC Portfolios (the “Portfolios”), in which the Fund invests, in respect of one-time class action settlements. As a result, the Fund’s total returns for those periods were higher than they would have been had the Portfolios not received the payments.

*	Aggregate total return.
1	Reflects the maximum sales charge of 5.00%.
2	Reflects the applicable contingent deferred sales charge, maximum of 4.00%.
3	Reflects the applicable contingent deferred sales charge, maximum of 1.00%.
4	Reflects the expense ratios as reported in the prospectus dated February 27, 2015. The expense ratios reflected include Acquired Fund fees and expenses. Additional information pertaining to the April 30, 2015 expense ratios can be found in the financial highlights.
5	For additional information, please refer to the Glossary of Terms.
6	Return for the period February 9, 2005 to April 30, 2015.

The Fund’s performance is primarily measured against the S&P 500 Index, an unmanaged index that is widely regarded as a gauge of the U.S. equities market. This index includes 500 leading companies in leading industries of the U.S. economy. Although the S&P 500 Index focuses on the large-cap segment of the market, with approximately 80% coverage of U.S. equities, it is also an ideal proxy for the total market. The performance of the index does not reflect the deduction of expenses associated with a mutual fund, such as investment management and fund accounting fees. The Fund’s performance reflects the deduction of fees for these value-added services. Investors cannot invest directly in an index.

HSBC FAMILY OF FUNDS       5

Portfolio Reviews (Unaudited)
Balanced Strategy Fund (Class A Shares, Class B Shares and Class C Shares)

by Rayman Bovell, CFA, Senior Vice President and Head of Wealth Portfolio Management

The Balanced Strategy Fund (the “Fund”) is a “fund of funds” which seeks long-term growth of capital by investing primarily in underlying funds. The underlying funds may include mutual funds managed by HSBC Global Asset Management (USA) Inc. (the “Adviser”), mutual funds managed by investment advisers that are not associated with the Adviser and exchange traded funds (“ETFs”) (collectively, “Underlying Funds”). The Fund may invest in both actively-managed and passively-managed Underlying Funds to implement the Adviser’s investment views. The Fund may also purchase or hold exchange traded notes (“ETNs”).

Investment Concerns

Allocation Risk: The risk that the Adviser’s target asset and sector allocations and changes in target asset and sector allocations cause the Fund to underperform other similar funds or cause you to lose money, and that the Fund may not achieve its target asset and sector allocations.

Underlying Fund Selection Risk: The risk that the Fund may invest in Underlying Funds that underperform other similar funds or the markets more generally, due to poor investment decisions by the investment adviser(s) for the Underlying Funds or otherwise. Underlying Funds also have their own expenses, which the Fund bears in addition to its own expenses.

Equity Securities Risk: A portion of the assets of the Fund is allocated to Underlying Funds investing primarily in equity securities. Therefore, the value of the Fund may increase or decrease as a result of its indirect interest in equity securities.

Fixed Income Securities Risk: A portion of the assets of the Fund is allocated to Underlying Funds investing primarily in fixed income securities. Therefore, the value of the Fund may increase or decrease as a result of its indirect interest in fixed income securities.

Foreign Securities/Emerging Markets Risk: Foreign securities, including those of emerging market issuers, are subject to additional risks including international trade, currency, political, and regulatory risks. Securities of emerging market issuers generally have more risk than securities issued by issuers in more developed foreign markets.

REIT Risk: Investments in the Funds are subject to the risks related to direct investment in real estate, such as real estate risk, regulatory risks, concentration risk, and diversification risk.

For a complete description of these and other risks associated with investment in a mutual fund, please refer to the Fund’s prospectus.

Market Commentary

The Fund returned 3.02% (without sales charge) for the Class A Shares for the six-month period ended April 30, 2015. That compared to a 4.40% total return for the Fund’s primary benchmark, the S&P 500 Index1.

The Fund measured performance against several additional reference indices for the six-month period ended April 30, 2015: the MSCI ACWI Index1 (5.24% total return), the MSCI EAFE Index1 (7.06% total return), Barclays U.S. Aggregate Bond Index1 (2.06% total return), BofA Merrill Lynch U.S. High Yield Master II Index1 (1.51% total return) and Citigroup U.S. Domestic 3-Month Treasury Bill Index1 (0.01% total return).

Portfolio Performance

The U.S. economy remained stable during the six months ended April 30, 2015, albeit with some softer data during the first quarter of 2015. While payroll data remained fairly strong, other economic indicators—such as consumer spending and business investment—were weak. Key interest rates remained unchanged and the Fed revised down its growth and interest rate forecasts considerably, suggesting a much slower pace of rate rises than had previously been expected. U.S. stocks performed relatively well in this environment.

Global equity markets were volatile during the period, due in large part to increased concerns over relatively soft economic data as well as intensifying geopolitical risks in the Middle East and elsewhere. Also, a sharp decline in oil prices contributed to economic weakness in many oil-rich countries such as Russia and Brazil. Several major central banks—including the European Central Bank—announced large-scale stimulus efforts aimed at boosting economic growth. Investors responded favorably to those efforts, helping to buoy international stocks during the period.

Global bond yields remained low throughout the six months under review. Fixed-income markets were volatile during the period amid uncertainty about when the Fed would raise interest rates. U.S. government bonds rallied early in 2015 as yields on global sovereign bonds fell to record lows but reversed and finished in April roughly where they started in November.

The Fund benefited from its equity exposure, aiding absolute returns for the period. However, as the Fund is a multi-asset portfolio and includes many asset classes to achieve its risk/return profile, the Fund did not capture the full benefit from the strength of equity markets. At the same time, the Fund outperformed fixed-income indices, including the Barclays U.S. Aggregate Bond Index and the Bank of America Merrill Lynch U.S. High Yield Index.†

The Fund continued to maintain positions in property investments such as REITs. Investors were attracted to such investments due to their relatively high yields as well as the strong balance sheets among many property companies. The Fund held no exposure to other alternative investments or derivatives during the period.†

In the Fund’s fixed-income holdings, we maintained our bias toward investment-grade corporates over Treasuries and increased our exposure to high-yield credit during the period. We believe yields are likely to remain relatively low for Treasury and investment-grade bonds in the near term.†

During the six-month period, the Fund was hurt by its allocation to local currency emerging market debt due in part to the recent appreciation of the U.S. dollar. However, overall the Fund’s absolute performance has been positive.†

†	Portfolio composition is subject to change.
1	For additional information, please refer to the Glossary of Terms.

Past performance does not guarantee future results. The performance data quoted represents past performance and current returns may be lower or higher. Total return figures include change in share price, reinvestment of dividends and capital gains and do not reflect taxes that a shareholder would pay on Fund distributions or on the redemption of Fund shares. Investment return and principal value will fluctuate so that an investor’s shares, when redeemed may be worth more or less than the original cost. To obtain performance information current to the most recent month end, please call 1-800-782-8183.

6       HSBC FAMILY OF FUNDS

Portfolio Reviews (Unaudited)
Balanced Strategy Fund

			Average Annual			Expense
Fund Performance			Total Return (%)			Ratio (%)[4]
	Inception	Six	1	5	10
As of April 30, 2015	Date	Months*	Year	Year	Year	Gross	Net
Balanced Strategy Fund Class A1	2/8/05	-2.12	-0.37	7.00	6.01	1.37	1.37
Balanced Strategy Fund Class B2	2/1/05	-0.81	0.63	7.27	6.09	2.12	2.12
Balanced Strategy Fund Class C3	4/27/05	1.71	3.18	7.28	6.18	2.12	2.12
S&P 500 Index[5]	—	4.40	12.98	14.33	8.32	N/A	N/A
MSCI ACWI Index[5]	—	5.24	8.02	10.16	7.54	N/A	N/A
MSCI EAFE Index[5]	—	7.06	2.10	7.89	6.10	N/A	N/A
Barclays U.S. Aggregate Bond Index[5]	—	2.06	4.46	4.12	4.75	N/A	N/A
BofA Merrill Lynch U.S. High Yield Master II Index[5]	—	1.51	2.57	8.18	8.28	N/A	N/A
Citigroup U.S. Domestic 3-Month Treasury Bill Index[5]	—	0.01	0.03	0.07	1.39	N/A	N/A

Past performance does not guarantee future results. The performance data quoted represents past performance and current returns may be lower or higher. Total return figures include change in share price, reinvestment of dividends and capital gains and do not reflect the taxes that a shareholder would pay on Fund distributions or on the redemption of Fund shares. Investment return and principal value will fluctuate so that an investor’s shares, when redeemed may be worth more or less than the original cost. To obtain performance information current to the most recent month end, please call 1-800-782-8183.

The performance above reflects any fee waivers that have been in effect during the applicable periods, as well as any expense reimbursements that have periodically been made. Absent such waivers and reimbursements, returns would have been lower.

Certain returns shown include monies received by series of HSBC Portfolios (the “Portfolios”), in which the Fund invests, in respect of one-time class action settlements. As a result, the Fund’s total returns for those periods were higher than they would have been had the Portfolios not received the payments.

*	Aggregate total return.
1	Reflects the maximum sales charge of 5.00%.
2	Reflects the applicable contingent deferred sales charge, maximum of 4.00%.
3	Reflects the applicable contingent deferred sales charge, maximum of 1.00%.
4	Reflects the expense ratios as reported in the prospectus dated February 27, 2015. The expense ratios reflected include Acquired Fund fees and expenses. Additional information pertaining to the April 30, 2015 expense ratios can be found in the financial highlights.
5	For additional information, please refer to the Glossary of Terms.

The Fund’s performance is primarily measured against the S&P 500 Index, an unmanaged index that is widely regarded as a gauge of the U.S. equities market. This index includes 500 leading companies in leading industries of the U.S. economy. Although the S&P 500 Index focuses on the large-cap segment of the market, with approximately 80% coverage of U.S. equities, it is also an ideal proxy for the total market. The performance of the index does not reflect the deduction of expenses associated with a mutual fund, such as investment management and fund accounting fees. The Fund’s performance reflects the deduction of fees for these value-added services. Investors cannot invest directly in an index.

HSBC FAMILY OF FUNDS       7

Portfolio Reviews (Unaudited)
Moderate Strategy Fund
(Class A Shares, Class B Shares and Class C Shares)

by Rayman Bovell, CFA, Senior Vice President and Head of Wealth Portfolio Management

The Moderate Strategy Fund (the “Fund”) is a “fund of funds” which seeks long-term growth of capital by investing primarily in underlying funds. The underlying funds may include mutual funds managed by HSBC Global Asset Management (USA) Inc. (the “Adviser”), mutual funds managed by investment advisers that are not associated with the Adviser and exchange traded funds (“ETFs”) (collectively, “Underlying Funds”). The Fund may invest in both actively-managed and passively-managed Underlying Funds to implement the Adviser’s investment views. The Fund may also purchase or hold exchange traded notes (“ETNs”).

Investment Concerns

Allocation Risk: The risk that the Adviser’s target asset and sector allocations and changes in target asset and sector allocations cause the Fund to underperform other similar funds or cause you to lose money, and that the Fund may not achieve its target asset and sector allocations.

Underlying Fund Selection Risk: The risk that the Fund may invest in Underlying Funds that underperform other similar funds or the markets more generally, due to poor investment decisions by the investment adviser(s) for the Underlying Funds or otherwise. Underlying Funds also have their own expenses, which the Fund bears in addition to its own expenses.

Equity Securities Risk: A portion of the assets of the Fund is allocated to Underlying Funds investing primarily in equity securities. Therefore, the value of the Fund may increase or decrease as a result of its indirect interest in equity securities.

Fixed Income Securities Risk: A portion of the assets of the Fund is allocated to Underlying Funds investing primarily in fixed income securities. Therefore, the value of the Fund may increase or decrease as a result of its indirect interest in fixed income securities.

Foreign Securities/Emerging Markets Risk: Foreign securities, including those of emerging market issuers, are subject to additional risks including international trade, currency, political, and regulatory risks. Securities of emerging market issuers generally have more risk than securities issued by issuers in more developed foreign markets.

REIT Risk: Investments in the Funds are subject to the risks related to direct investment in real estate, such as real estate risk, regulatory risks, concentration risk, and diversification risk.

For a complete description of these and other risks associated with investment in a mutual fund, please refer to the Fund’s prospectus.

Market Commentary

The Fund returned 2.51% (without sales charge) for the Class A Shares for the six-month period ended April 30, 2015. That compared to a 2.06% total return for the Fund’s primary benchmark, the Barclays U.S. Aggregate Bond Index1.

The Fund measured performance against several additional reference indices for the six-month period ended April 30, 2015: the MSCI ACWI Index1 (5.24% total return) the S&P 500 Index1 (4.40% total return), MSCI EAFE Index1 (7.06% total return), BofA Merrill Lynch U.S. High Yield Master II Index1 (1.51% total return) and Citigroup U.S. Domestic 3-Month Treasury Bill Index1 (0.01% total return).

Portfolio Performance

The U.S. economy remained stable during the six months ended April 30, 2015, albeit with some softer data during the first quarter of 2015. While payroll data remained fairly strong, other economic indicators—such as consumer spending and business investment—were weak. Key interest rates remained unchanged and the Fed revised down its growth and interest rate forecasts considerably, suggesting a much slower pace of rate rises than had previously been expected. U.S. stocks performed relatively well in this environment.

Global equity markets were volatile during the period, due in large part to increased concerns over relatively soft economic data as well as intensifying geopolitical risks in the Middle East and elsewhere. Also, a sharp decline in oil prices contributed to economic weakness in many oil-rich countries such as Russia and Brazil. Several major central banks—including the European Central Bank—announced large-scale stimulus efforts aimed at boosting economic growth. Investors responded favorably to those efforts, helping to buoy international stocks during the period.

Global bond yields remained low throughout the six months under review. Fixed-income markets were volatile during the period amid uncertainty about when the Fed would raise interest rates. U.S. government bonds rallied early in 2015 as yields on global sovereign bonds fell to record lows but reversed and finished in April roughly where they started in November.

The Fund benefited from its equity exposure, aiding absolute returns for the period. However, as the Fund is a multi-asset portfolio and includes many asset classes to achieve its risk/return profile, the Fund did not capture the full benefit from the strength of equity markets. At the same time, the Fund outperformed fixed-income indices, including the Barclays U.S. Aggregate Bond Index and the Bank of America Merrill Lynch U.S. High Yield Index.†

The Fund continued to maintain positions in property investments such as REITs. Investors were attracted to such investments due to their relatively high yields as well as the strong balance sheets among many property companies. The Fund held no exposure to other alternative investments or derivatives during the period.†

In the Fund’s fixed-income holdings, we maintained our bias toward investment-grade corporates over Treasuries and increased our exposure to high-yield credit during the period. We believe yields are likely to remain relatively low for Treasury and investment-grade bonds in the near term.†

During the six-month period, the Fund was hurt by its allocation to local currency emerging market debt due in part to the recent appreciation of the U.S. dollar. However, overall the Fund’s absolute performance has been positive.†

†	Portfolio composition is subject to change.
1	For additional information, please refer to the Glossary of Terms.

Past performance does not guarantee future results. The performance data quoted represents past performance and current returns may be lower or higher. Total return figures include change in share price, reinvestment of dividends and capital gains and do not reflect taxes that a shareholder would pay on Fund distributions or on the redemption of Fund shares. Investment return and principal value will fluctuate so that an investor’s shares, when redeemed may be worth more or less than the original cost. To obtain performance information current to the most recent month end, please call 1-800-782-8183.

8       HSBC FAMILY OF FUNDS

Portfolio Reviews (Unaudited)
Moderate Strategy Fund

				Average Annual				Expense
Fund Performance				Total Return (%)				Ratio (%)[4]
	Inception	Six	1	5	10	Since
As of April 30, 2015	Date	Months*	Year	Year	Year	Inception		Gross	Net
Moderate Strategy Fund Class A1	2/3/05	-2.61	-1.11	5.87	5.27	5.01		1.39	1.39
Moderate Strategy Fund Class B2	2/1/05	-1.54	-0.30	6.15	5.32	5.13		2.14	2.14
Moderate Strategy Fund Class C3	6/9/05	1.17	2.45	6.16	—	5.14		2.14	2.14
Barclays U.S. Aggregate Bond Index[5]	—	2.06	4.46	4.12	4.75	4.66	[6]	N/A	N/A
MSCI ACWI Index[5]	—	5.24	8.02	10.16	7.54	7.21	[6]	N/A	N/A
S&P 500 Index[5]	—	4.40	12.98	14.33	8.32	7.88	[6]	N/A	N/A
MSCI EAFE Index[5]	—	7.06	2.10	7.89	6.10	5.87	[6]	N/A	N/A
BofA Merrill Lynch U.S. High Yield Master II Index[5]	—	1.51	2.57	8.18	8.28	7.81	[6]	N/A	N/A
Citigroup U.S. Domestic 3-Month Treasury Bill Index[5]	—	0.01	0.03	0.07	1.39	1.41	[6]	N/A	N/A

Past performance does not guarantee future results. The performance data quoted represents past performance and current returns may be lower or higher. Total return figures include change in share price, reinvestment of dividends and capital gains and do not reflect the taxes that a shareholder would pay on Fund distributions or on the redemption of Fund shares. Investment return and principal value will fluctuate so that an investor’s shares, when redeemed may be worth more or less than the original cost. To obtain performance information current to the most recent month end, please call 1-800-782-8183.

The performance above reflects any fee waivers that have been in effect during the applicable periods, as well as any expense reimbursements that have periodically been made. Absent such waivers and reimbursements, returns would have been lower.

Certain returns shown include monies received by series of HSBC Portfolios (the “Portfolios”), in which the Fund invests, in respect of one-time class action settlements. As a result, the Fund’s total returns for those periods were higher than they would have been had the Portfolios not received the payments.

*	Aggregate total return.
1	Reflects the maximum sales charge of 5.00%.
2	Reflects the applicable contingent deferred sales charge, maximum of 4.00%.
3	Reflects the applicable contingent deferred sales charge, maximum of 1.00%.
4	Reflects the expense ratios as reported in the prospectus dated February 27, 2015. The expense ratios reflected include Acquired Fund fees and expenses. Additional information pertaining to the April 30, 2015 expense ratios can be found in the financial highlights.
5	For additional information, please refer to the Glossary of Terms.
6	Return for the period February 1, 2005 to April 30, 2015.

The Fund’s performance is primarily measured against the Barclays U.S. Aggregate Bond Index, an unmanaged index generally representative of investment-grade, USD-denominated, fixed-rate debt issues, taxable bond market, including Treasuries, government-related and corporate securities, asset-backed, mortgage-backed and commercial mortgage-backed securities, with maturities of at least one year. The performance of the index does not reflect the deduction of expenses associated with a mutual fund, such as investment management and fund accounting fees. The Fund’s performance reflects the deduction of fees for these value-added services. Investors cannot invest directly in an index.

HSBC FAMILY OF FUNDS       9

Portfolio Reviews (Unaudited)
Conservative Strategy Fund
(Class A Shares, Class B Shares and Class C Shares)

by Rayman Bovell, CFA, Senior Vice President and Head of Wealth Portfolio Management

The Conservative Strategy Fund (the “Fund”) is a “fund of funds” which seeks long-term growth of capital by investing primarily in underlying funds. The underlying funds may include mutual funds managed by HSBC Global Asset Management (USA) Inc. (the “Adviser”), mutual funds managed by investment advisers that are not associated with the Adviser and exchange traded funds (“ETFs”) (collectively, “Underlying Funds”). The Fund may invest in both actively-managed and passively-managed Underlying Funds to implement the Adviser’s investment views. The Fund may also purchase or hold exchange traded notes (“ETNs”).

Investment Concerns

Allocation Risk: The risk that the Adviser’s target asset and sector allocations and changes in target asset and sector allocations cause the Fund to underperform other similar funds or cause you to lose money, and that the Fund may not achieve its target asset and sector allocations.

Underlying Fund Selection Risk: The risk that the Fund may invest in Underlying Funds that underperform other similar funds or the markets more generally, due to poor investment decisions by the investment adviser(s) for the Underlying Funds or otherwise. Underlying Funds also have their own expenses, which the Fund bears in addition to its own expenses.

Equity Securities Risk: A portion of the assets of the Fund is allocated to Underlying Funds investing primarily in equity securities. Therefore, the value of the Fund may increase or decrease as a result of its indirect interest in equity securities.

Fixed Income Securities Risk: A portion of the assets of the Fund is allocated to Underlying Funds investing primarily in fixed income securities. Therefore, the value of the Fund may increase or decrease as a result of its indirect interest in fixed income securities.

Foreign Securities/Emerging Markets Risk: Foreign securities, including those of emerging market issuers, are subject to additional risks including international trade, currency, political, and regulatory risks. Securities of emerging market issuers generally have more risk than securities issued by issuers in more developed foreign markets.

REIT Risk: Investments in the Funds are subject to the risks related to direct investment in real estate, such as real estate risk, regulatory risks, concentration risk, and diversification risk.

For a complete description of these and other risks associated with investment in a mutual fund, please refer to the Fund’s prospectus.

Market Commentary

The Fund returned 1.63% (without sales charge) for the Class A Shares for the six-month period ended April 30, 2015. That compared to an 2.06% total return for the Fund’s primary benchmark, the Barclays U.S. Aggregate Bond Index1.

The Fund measured performance against several additional reference indices for the six-month period ended April 30, 2015: the MSCI ACWI Index1 (5.24% total return) the S&P 500 Index1 (4.40% total return), MSCI EAFE Index1 (7.06% total return), BofA Merrill Lynch U.S. High Yield Master II Index1 (1.51% total return) and Citigroup U.S. Domestic 3-Month Treasury Bill Index1 (0.01% total return).

Portfolio Performance

The U.S. economy remained stable during the six months ended April 30, 2015, albeit with some softer data during the first quarter of 2015. While payroll data remained fairly strong, other economic indicators—such as consumer spending and business investment—were weak. Key interest rates remained unchanged and the Fed revised down its growth and interest rate forecasts considerably, suggesting a much slower pace of rate rises than had previously been expected. U.S. stocks performed relatively well in this environment.

Global equity markets were volatile during the period, due in large part to increased concerns over relatively soft economic data as well as intensifying geopolitical risks in the Middle East and elsewhere. Also, a sharp decline in oil prices contributed to economic weakness in many oil-rich countries such as Russia and Brazil. Several major central banks—including the European Central Bank—announced large-scale stimulus efforts aimed at boosting economic growth. Investors responded favorably to those efforts, helping to buoy international stocks during the period.

Global bond yields remained low throughout the six months under review. Fixed-income markets were volatile during the period amid uncertainty about when the Fed would raise interest rates. U.S. government bonds rallied early in 2015 as yields on global sovereign bonds fell to record lows but reversed and finished in April roughly where they started in November.

The Fund benefited from its equity exposure, aiding absolute returns for the period. However, as the Fund is a multi-asset portfolio and includes many asset classes to achieve its risk/return profile, the Fund did not capture the full benefit from the strength of equity markets. At the same time, the Fund outperformed fixed-income indices, including the Barclays U.S. Aggregate Bond Index and the Bank of America Merrill Lynch U.S. High Yield Index.†

The Fund continued to maintain positions in property investments such as REITs. Investors were attracted to such investments due to their relatively high yields as well as the strong balance sheets among many property companies. The Fund held no exposure to other alternative investments or derivatives during the period.†

In the Fund’s fixed-income holdings, we maintained our bias toward investment-grade corporates over Treasuries and increased our exposure to high-yield credit during the period. We believe yields are likely to remain relatively low for Treasury and investment-grade bonds in the near term.†

During the six-month period, the Fund was hurt by its allocation to local currency emerging market debt due in part to the recent appreciation of the U.S. dollar. However, overall the Fund’s absolute performance has been positive.†

†	Portfolio composition is subject to change.
1	For additional information, please refer to the Glossary of Terms.

Past performance does not guarantee future results. The performance data quoted represents past performance and current returns may be lower or higher. Total return figures include change in share price, reinvestment of dividends and capital gains and do not reflect taxes that a shareholder would pay on Fund distributions or on the redemption of Fund shares. Investment return and principal value will fluctuate so that an investor’s shares, when redeemed may be worth more or less than the original cost. To obtain performance information current to the most recent month end, please call 1-800-782-8183.

10       HSBC FAMILY OF FUNDS

Portfolio Reviews (Unaudited)
Conservative Strategy Fund

			Average Annual			Expense
Fund Performance			Total Return (%)			Ratio (%)[4]
	Inception	Six	1	5	10
As of April 30, 2015	Date	Months*	Year	Year	Year	Gross	Net
Conservative Strategy Fund Class A1	2/23/05	-3.41	-2.06	4.61	4.42	1.58	1.58
Conservative Strategy Fund Class B2	2/17/05	-2.42	-1.38	4.92	4.50	2.33	2.33
Conservative Strategy Fund Class C3	4/19/05	0.38	1.35	4.92	4.67	2.33	2.33
Barclays U.S. Aggregate Bond Index[5]	—	2.06	4.46	4.12	4.75	N/A	N/A
MSCI ACWI Index[5]	—	5.24	8.02	10.16	7.54	N/A	N/A
S&P 500 Index[5]	—	4.40	12.98	14.33	8.32	N/A	N/A
MSCI EAFE Index[5]	—	7.06	2.10	7.89	6.10	N/A	N/A
BofA Merrill Lynch U.S. High Yield Master II Index[5]	—	1.51	2.57	8.18	8.28	N/A	N/A
Citigroup U.S. Domestic 3-Month Treasury Bill Index[5]	—	0.01	0.03	0.07	1.39	N/A	N/A

Past performance does not guarantee future results. The performance data quoted represents past performance and current returns may be lower or higher. Total return figures include change in share price, reinvestment of dividends and capital gains and do not reflect the taxes that a shareholder would pay on Fund distributions or on the redemption of Fund shares. Investment return and principal value will fluctuate so that an investor’s shares, when redeemed may be worth more or less than the original cost. To obtain performance information current to the most recent month end, please call 1-800-782-8183.

The performance above reflects any fee waivers that have been in effect during the applicable periods, as well as any expense reimbursements that have periodically been made. Absent such waivers and reimbursements, returns would have been lower.

Certain returns shown include monies received by series of HSBC Portfolios (the “Portfolios”), in which the Fund invests, in respect of one-time class action settlements. As a result, the Fund’s total returns for those periods were higher than they would have been had the Portfolios not received the payments.

*	Aggregate total return.
1	Reflects the maximum sales charge of 5.00%.
2	Reflects the applicable contingent deferred sales charge, maximum of 4.00%.
3	Reflects the applicable contingent deferred sales charge, maximum of 1.00%.
4	Reflects the expense ratios as reported in the prospectus dated February 27, 2015. The expense ratios reflected include Acquired Fund fees and expenses. Additional information pertaining to the April 30, 2015 expense ratios can be found in the financial highlights.
5	For additional information, please refer to the Glossary of Terms.

The Fund’s performance is primarily measured against the Barclays U.S. Aggregate Bond Index, an unmanaged index generally representative of investment-grade, USD-denominated, fixed-rate debt issues, taxable bond market, including Treasuries, government-related and corporate securities, asset-backed, mortgage-backed and commercial mortgage-backed securities, with maturities of at least one year. The performance of the index does not reflect the deduction of expenses associated with a mutual fund, such as investment management and fund accounting fees. The Fund’s performance reflects the deduction of fees for these value-added services. Investors cannot invest directly in an index.

HSBC FAMILY OF FUNDS       11

Portfolio Reviews (Unaudited)
Income Strategy Fund
(Class A Shares, Class B Shares and Class C Shares)

by Rayman Bovell, CFA, Senior Vice President and Head of Wealth Portfolio Management

The Income Strategy Fund (the “Fund”) is a “fund of funds” which primarily seeks current income and secondarily seeks to provide long-term growth of capital by investing primarily in underlying funds. The underlying funds may include mutual funds managed by HSBC Global Asset Management (USA) Inc. (the “Adviser”), mutual funds managed by investment advisers that are not associated with the Adviser and exchange traded funds (“ETFs”) (collectively, “Underlying Funds”). The Fund may invest in both actively-managed and passively-managed Underlying Funds to implement the Adviser’s investment views. The Fund may also purchase or hold exchange traded notes (“ETNs”).

Investment Concerns

Allocation Risk: The risk that the Adviser’s target asset and sector allocations and changes in target asset and sector allocations cause the Fund to underperform other similar funds or cause you to lose money, and that the Fund may not achieve its target asset and sector allocations.

Underlying Fund Selection Risk: The risk that the Fund may invest in Underlying Funds that underperform other similar funds or the markets more generally, due to poor investment decisions by the investment adviser(s) for the Underlying Funds or otherwise. Underlying Funds also have their own expenses, which the Fund bears in addition to its own expenses.

Equity Securities Risk: A portion of the assets of the Fund is allocated to Underlying Funds investing primarily in equity securities. Therefore, the value of the Fund may increase or decrease as a result of its indirect interest in equity securities.

Fixed Income Securities Risk: A portion of the assets of the Fund is allocated to Underlying Funds investing primarily in fixed income securities. Therefore, the value of the Fund may increase or decrease as a result of its indirect interest in fixed income securities.

Foreign Securities/Emerging Markets Risk: Foreign securities, including those of emerging market issuers, are subject to additional risks including international trade, currency, political, and regulatory risks. Securities of emerging market issuers generally have more risk than securities issued by issuers in more developed foreign markets.

REIT Risk: Investments in the Funds are subject to the risks related to direct investment in real estate, such as real estate risk, regulatory risks, concentration risk, and diversification risk.

For a complete description of these and other risks associated with investment in a mutual fund, please refer to the Fund’s prospectus.

Market Commentary

The Fund returned 1.39% (without sales charge) for the Class A Shares for the six-month period ended April 30, 2015. That compared to a 2.06% total return for the Fund’s primary benchmark, the Barclays U.S. Aggregate Bond Index1.

The Fund measured performance against several additional reference indices for the six-month period ended April 30, 2015: the MSCI ACWI Index1 (5.24% total return), the S&P 500 Index1 (4.40% total return), MSCI EAFE index (7.06% total return), BofA Merrill Lynch U.S. High Yield Master II Index1 (1.51% total return) and Citigroup U.S. Domestic 3-Month Treasury Bill Index1 (0.01% total return).

Portfolio Performance

The U.S. economy remained stable during the six months ended April 30, 2015, albeit with some softer data during the first quarter of 2015. While payroll data remained fairly strong, other economic indicators—such as consumer spending and business investment—were weak. Key interest rates remained unchanged and the Fed revised down its growth and interest rate forecasts considerably, suggesting a much slower pace of rate rises than had previously been expected. U.S. stocks performed relatively well in this environment.

Global equity markets were volatile during the period, due in large part to increased concerns over relatively soft economic data as well as intensifying geopolitical risks in the Middle East and elsewhere. Also, a sharp decline in oil prices contributed to economic weakness in many oil-rich countries such as Russia and Brazil. Several major central banks—including the European Central Bank—announced large-scale stimulus efforts aimed at boosting economic growth. Investors responded favorably to those efforts, helping to buoy international stocks during the period.

Global bond yields remained low throughout the six months under review. Fixed-income markets were volatile during the period amid uncertainty about when the Fed would raise interest rates. U.S. government bonds rallied early in 2015 as yields on global sovereign bonds fell to record lows but reversed and finished in April roughly where they started in November.

The Fund benefited from its equity exposure, aiding absolute returns for the period. However, as the Fund is a multi-asset portfolio and includes many asset classes to achieve its risk/return profile, the Fund did not capture the full benefit from the strength of equity markets. At the same time, the Fund outperformed fixed-income indices, including the Barclays U.S. Aggregate Bond Index and the Bank of America Merrill Lynch U.S. High Yield Index. The Fund held no exposure to alternative investments or derivatives during the period.†

In the Fund’s fixed-income holdings, we maintained our bias toward investment-grade corporates over Treasuries and increased our exposure to high-yield credit during the period. We believe yields are likely to remain relatively low for Treasury and investment-grade bonds in the near term.†

During the six-month period, the Fund was hurt by its allocation to local currency emerging market debt due in part to the recent appreciation of the U.S. dollar. However, overall the Fund’s absolute performance has been positive.†

†	Portfolio composition is subject to change.
1	For additional information, please refer to the Glossary of Terms.

Past performance does not guarantee future results. The performance data quoted represents past performance and current returns may be lower or higher. Total return figures include change in share price, reinvestment of dividends and capital gains and do not reflect taxes that a shareholder would pay on Fund distributions or on the redemption of Fund shares. Investment return and principal value will fluctuate so that an investor’s shares, when redeemed may be worth more or less than the original cost. To obtain performance information current to the most recent month end, please call 1-800-782-8183.

12       HSBC FAMILY OF FUNDS

Portfolio Reviews (Unaudited)
Income Strategy Fund

			Average Annual			Expense
Fund Performance			Total Return (%)			Ratio (%)[4]
	Inception	Six	1	Since
As of April 30, 2015	Date	Months*	Year	Inception		Gross	Net
Income Strategy Fund Class A1	3/20/12	-3.46	-2.16	2.45		10.41	1.78
Income Strategy Fund Class B2	3/20/12	-2.94	-2.06	3.00		11.16	2.53
Income Strategy Fund Class C3	3/20/12	0.13	1.04	3.30		11.16	2.53
Barclays U.S. Aggregate Bond Index[5]	—	2.06	4.46	3.07	[6]	N/A	N/A
MSCI ACWI Index[5]	—	5.24	8.02	11.87	[6]	N/A	N/A
S&P 500 Index[5]	—	4.40	12.98	15.95	[6]	N/A	N/A
MSCI EAFE Index[5]	—	7.06	2.10	10.36	[6]	N/A	N/A
BofA Merrill Lynch U.S. High Yield Master II Index[5]	—	1.51	2.57	7.63	[6]	N/A	N/A
Citigroup U.S. Domestic 3-Month Treasury Bill Index[5]	—	0.01	0.03	0.05	[6]	N/A	N/A

Past performance does not guarantee future results. The performance data quoted represents past performance and current returns may be lower or higher. Total return figures include change in share price, reinvestment of dividends and capital gains and do not reflect the taxes that a shareholder would pay on Fund distributions or on the redemption of Fund shares. Investment return and principal value will fluctuate so that an investor’s shares, when redeemed may be worth more or less than the original cost. To obtain performance information current to the most recent month end, please call 1-800-782-8183.

The performance above reflects any fee waivers that have been in effect during the applicable periods, as well as any expense reimbursements that have periodically been made. Absent such waivers and reimbursements, returns would have been lower. Currently, contractual fee waivers are in effect for the Fund through March 1, 2016.

*	Aggregate total return.
1	Reflects the maximum sales charge of 4.75%.
2	Reflects the applicable contingent deferred sales charge, maximum of 4.00%.
3	Reflects the applicable contingent deferred sales charge, maximum of 1.00%.
4	Reflects the expense ratios as reported in the prospectus dated February 27, 2015. The Adviser has entered into a contractual expense limitation agreement with the Fund under which it will limit total expenses of the Fund (excluding interest, taxes, brokerage commissions, extraordinary expenses and estimated indirect expenses attributable to the Fund’s investments in investment companies) to an annual rate of 1.50%, 2.25% and 2.25% for Class A Shares, Class B Shares and Class C Shares, respectively. The expense limitation shall be in effect until March 1, 2016. The expense ratios reflected include Acquired Fund fees and expenses. Additional information pertaining to the April 30, 2015 expense ratios can be found in the financial highlights.
5	For additional information, please refer to the Glossary of Terms.
6	Return for the period March 20, 2012 to April 30, 2015.

The Fund’s performance is primarily measured against the Barclays U.S. Aggregate Bond Index, an unmanaged index generally representative of investment-grade, USD-denominated, fixed-rate debt issues, taxable bond market, including Treasuries, government-related and corporate securities, asset-backed, mortgage-backed and commercial mortgage-backed securities, with maturities of at least one year. The performance of the index does not reflect the deduction of expenses associated with a mutual fund, such as investment management and fund accounting fees. The Fund’s performance reflects the deduction of fees for these value-added services. Investors cannot invest directly in an index.

HSBC FAMILY OF FUNDS       13

Portfolio Reviews
Portfolio Composition*
April 30, 2015 (Unaudited)

HSBC Aggressive Strategy Fund
Percentage of
Investment Allocation	Investments at Value(%)
Global Equity	94.3
Alternatives	4.8
Cash	0.9
Total	100.0

HSBC Balanced Strategy Fund
Percentage of
Investment Allocation	Investments at Value(%)
Global Equity	75.3
Fixed Income	19.4
Alternatives	4.9
Cash	0.4
Total	100.0

HSBC Moderate Strategy Fund
Percentage of
Investment Allocation	Investments at Value(%)
Global Equity	51.9
Fixed Income	42.3
Alternatives	5.0
Cash	0.8
Total	100.0

HSBC Conservative Strategy Fund
Percentage of
Investment Allocation	Investments at Value(%)
Fixed Income	67.7
Global Equity	28.4
Alternatives	3.1
Cash	0.8
Total	100.0

HSBC Income Strategy Fund
Percentage of
Investment Allocation	Investments at Value(%)
Fixed Income	75.5
Global Equity	23.3
Cash	1.2
Total	100.0
____________________

*	Portfolio composition is subject to change.

14       HSBC FAMILY OF FUNDS

HSBC AGGRESSIVE STRATEGY FUND
Schedule of Portfolio Investments—as of April 30, 2015 (Unaudited)

Affiliated Investment Company—0.9%

	Shares	Value ($)
HSBC Prime Money Market Fund,
Class I Shares, 0.07% (a)	154,433	154,433
TOTAL AFFILIATED INVESTMENT
COMPANY (COST $154,433)		154,433

Unaffiliated Investment Companies—63.6%

Vanguard 500 Index Fund,
Retail Shares	30,137	5,802,182
Vanguard FTSE All World ex-U.S.
Index Fund, Retail Shares	164,726	5,226,766
TOTAL UNAFFILIATED INVESTMENT
COMPANIES (COST $10,624,211)		11,028,948

Exchange Traded Funds—36.0%

PowerShares FTSE RAFI Developed
Markets ex-U.S. Portfolio	45,361	1,943,719
PowerShares FTSE RAFI Emerging
Markets Portfolio	32,832	681,921
PowerShares FTSE RAFI U.S.
1000 Portfolio	30,083	2,782,376
SPDR Dow Jones Global Real
Estate ETF	17,353	839,712
TOTAL EXCHANGE TRADED
FUNDS (COST $6,118,332)		6,247,728
TOTAL INVESTMENT
SECURITIES—100.5%
(COST $16,896,976)		17,431,109
Other Assets (Liabilities)—(0.5)%		(87,426)
NET ASSETS—100%		$17,343,683
____________________

(a)	The rate represents the annualized one-day yield that was in effect on April 30, 2015.
ETF - Exchange Traded Fund SPDR - Standard & Poor’s Depositary Receipt

See notes to financial statements.	HSBC FAMILY OF FUNDS 15

HSBC BALANCED STRATEGY FUND
Schedule of Portfolio Investments—as of April 30, 2015 (Unaudited)

Affiliated Investment Companies—10.4%

	Shares	Value ($)
HSBC Emerging Markets Debt Fund,
Class I Shares	218,610	2,264,795
HSBC Emerging Markets Local Debt
Fund, Class I Shares	292,346	2,280,297
HSBC Prime Money Market Fund,
Class I Shares, 0.07% (a)	162,894	162,894
TOTAL AFFILIATED INVESTMENT
COMPANIES (COST $4,965,964)		4,707,986

Unaffiliated Investment Companies—58.9%

Columbia High Yield Bond Fund,
Class Z Shares	1,365,906	4,097,717
Vanguard 500 Index Fund,
Retail Shares	61,965	11,930,184
Vanguard FTSE All World ex-U.S.
Index Fund, Retail Shares	331,911	10,531,532
TOTAL UNAFFILIATED
INVESTMENT COMPANIES
(COST $25,642,562)		26,559,433

Exchange Traded Funds—29.9%

PowerShares FTSE RAFI Developed
Markets ex-U.S. Portfolio	94,241	4,038,227
PowerShares FTSE RAFI Emerging
Markets Portfolio	64,676	1,343,321
PowerShares FTSE RAFI U.S.
1000 Portfolio	63,627	5,884,860
SPDR Dow Jones Global Real
Estate ETF	45,738	2,213,262
TOTAL EXCHANGE TRADED
FUNDS (COST $13,198,274)		13,479,670
TOTAL INVESTMENT
SECURITIES—99.2%
(COST $43,806,800)		44,747,089
Other Assets (Liabilities)—0.8%		342,546
NET ASSETS—100%		$45,089,635
____________________

(a)	The rate represents the annualized one-day yield that was in effect on April 30, 2015.
ETF - Exchange Traded Fund SPDR - Standard & Poor’s Depositary Receipt

16 HSBC FAMILY OF FUNDS	See notes to financial statements.

HSBC MODERATE STRATEGY FUND
Schedule of Portfolio Investments—as of April 30, 2015 (Unaudited)

Affiliated Investment Companies—10.9%

	Shares	Value ($)
HSBC Emerging Markets Debt Fund,
Class I Shares	199,145	2,063,146
HSBC Emerging Markets Local Debt
Fund, Class I Shares	266,330	2,077,373
HSBC Prime Money Market Fund,
Class I Shares, 0.07% (a)	321,217	321,217
TOTAL AFFILIATED INVESTMENT
COMPANIES (COST $4,752,131)		4,461,736

Unaffiliated Investment Companies—43.5%

Columbia High Yield Bond Fund,
Class Z Shares	1,278,750	3,836,251
Vanguard 500 Index Fund,
Retail Shares	38,596	7,430,936
Vanguard FTSE All World ex-U.S. Index
Fund, Retail Shares	206,632	6,556,428
TOTAL UNAFFILIATED INVESTMENT
COMPANIES (COST $17,217,558)		17,823,615

Exchange Traded Funds—44.5%

iShares 1-3 Year Treasury Bond ETF	5,630	477,818
iShares 20+ Year Treasury Bond ETF	804	101,264
iShares 3-7 Year Treasury Bond ETF	3,919	485,564
iShares 7-10 Year Treasury Bond ETF	1,232	132,477
iShares iBoxx $ Investment Grade
Corporate Bond	66,521	7,978,529
PowerShares FTSE RAFI Developed
Markets ex-U.S. Portfolio	58,662	2,513,667
PowerShares FTSE RAFI Emerging
Markets Portfolio	40,244	835,868
PowerShares FTSE RAFI U.S.
1000 Portfolio	39,585	3,661,216
SPDR Dow Jones Global Real
Estate ETF	41,666	2,016,218
TOTAL EXCHANGE TRADED
FUNDS (COST $17,902,918)		18,202,621
TOTAL INVESTMENT
SECURITIES—98.9%
(COST $39,872,607)		40,487,972
Other Assets (Liabilities)—1.1%		443,797
NET ASSETS—100%		$40,931,769
____________________

(a)	The rate represents the annualized one-day yield that was in effect on April 30, 2015.
ETF - Exchange Traded Fund SPDR - Standard & Poor’s Depositary Receipt

See notes to financial statements.	HSBC FAMILY OF FUNDS 17

HSBC CONSERVATIVE STRATEGY FUND
Schedule of Portfolio Investments—as of April 30, 2015 (Unaudited)

Affiliated Investment Companies—9.4%

	Shares	Value ($)
HSBC Emerging Markets Debt Fund,
Class I Shares	64,352	666,687
HSBC Emerging Markets Local Debt
Fund, Class I Shares	122,272	953,724
HSBC Prime Money Market Fund,
Class I Shares, 0.07% (a)	144,151	144,151
TOTAL AFFILIATED INVESTMENT
COMPANIES (COST $1,900,800)		1,764,562

Unaffiliated Investment Companies—27.6%

Columbia High Yield Bond Fund,
Class Z Shares	555,423	1,666,270
Vanguard 500 Index Fund,
Retail Shares	9,603	1,848,806
Vanguard FTSE All World ex-U.S. Index
Fund, Retail Shares	53,345	1,692,649
TOTAL UNAFFILIATED INVESTMENT
COMPANIES (COST $5,031,647)		5,207,725

Exchange Traded Funds—61.8%

iShares 1-3 Year Treasury Bond ETF	17,281	1,466,638
iShares 20+ Year Treasury Bond ETF	2,689	338,680
iShares 3-7 Year Treasury Bond ETF	12,022	1,489,526
iShares 7-10 Year Treasury Bond ETF	3,753	403,560
iShares iBoxx $ Investment Grade
Corporate Bond	46,955	5,631,783
PowerShares FTSE RAFI Developed
Markets ex-U.S. Portfolio	14,625	626,681
PowerShares FTSE RAFI Emerging
Markets Portfolio	10,057	208,884
PowerShares FTSE RAFI U.S.
1000 Portfolio	9,863	912,229
SPDR Dow Jones Global Real
Estate ETF	11,811	571,534
TOTAL EXCHANGE TRADED
FUNDS (COST $11,481,384)		11,649,515
TOTAL INVESTMENT
SECURITIES—98.8%
(COST $18,413,832)		18,621,802
Other Assets (Liabilities)—1.2%		221,502
NET ASSETS—100%		$18,843,304
____________________

(a)	The rate represents the annualized one-day yield that was in effect on April 30, 2015.
ETF - Exchange Traded Fund SPDR - Standard & Poor’s Depositary Receipt

18 HSBC FAMILY OF FUNDS	See notes to financial statements.

HSBC INCOME STRATEGY FUND
Schedule of Portfolio Investments—as of April 30, 2015 (Unaudited)

Affiliated Investment Companies—6.2%

	Shares	Value ($)
HSBC Emerging Markets Local Debt
Fund, Class I Shares	8,585	66,961
HSBC Prime Money Market Fund, Class I
Shares, 0.07% (a)	12,584	12,584
TOTAL AFFILIATED INVESTMENT
COMPANIES (COST $89,588)		79,545

Unaffiliated Investment Companies—24.4%

Columbia High Yield Bond Fund,
Class Z Shares	37,849	113,546
Northern Institutional Diversified
Assets Portfolio, Institutional
Shares, 0.01% (a)	1,989	1,989
Vanguard 500 Index Fund,
Retail Shares	551	106,078
Vanguard FTSE All World ex-U.S. Index
Fund, Retail Shares	2,948	93,548
TOTAL UNAFFILIATED INVESTMENT
COMPANIES (COST $307,707)		315,161

Exchange Traded Funds—69.1%

iShares 1-3 Year Treasury Bond ETF	2,921	247,905
iShares 20+ Year Treasury Bond ETF	463	58,315
iShares 3-7 Year Treasury Bond ETF	2,047	253,624
iShares 7-10 Year Treasury Bond ETF	646	69,464
iShares iBoxx $ Investment Grade
Corporate Bond	1,370	164,318
PowerShares FTSE RAFI Developed
Markets ex-U.S. Portfolio	842	36,080
PowerShares FTSE RAFI Emerging
Markets Portfolio	575	11,943
PowerShares FTSE RAFI U.S.
1000 Portfolio	565	52,256
TOTAL EXCHANGE TRADED
FUNDS (COST $878,918)		893,905
TOTAL INVESTMENT
SECURITIES—99.7%
(COST $1,276,213)		1,288,611
Other Assets (Liabilities)—0.3%		3,597
NET ASSETS—100%		$1,292,208
____________________

(a)	The rate represents the annualized one-day yield that was in effect on April 30, 2015.
ETF - Exchange Traded Fund

See notes to financial statements.	HSBC FAMILY OF FUNDS 19

HSBC WORLD SELECTION FUNDS

Statements of Assets and Liabilities—as of April 30, 2015 (Unaudited)

	Aggressive	Balanced	Moderate	Conservative	Income
	Strategy	Strategy	Strategy	Strategy	Strategy
	Fund	Fund	Fund	Fund	Fund
Assets:
Investments in Affiliated Investment Companies, at value(a)	$154,433	$4,707,986	$4,461,736	$1,764,562	$79,545
Investments in non-affiliates, at value	17,276,676	40,039,103	36,026,236	16,857,240	1,209,066
Total Investments	17,431,109	44,747,089	40,487,972	18,621,802	1,288,611
Interest and dividends receivable	—	—	—	—	667
Receivable for capital shares issued	200	123,645	2,932	700	125
Receivable for investments sold	—	473,217	598,472	274,497	13,491
Receivable from Investment Adviser	—	—	—	—	8,664
Prepaid expenses	5,254	6,387	5,429	5,111	7,507
Total Assets	17,436,563	45,350,338	41,094,805	18,902,110	1,319,065
Liabilities:
Dividends payable	—	—	—	—	6
Payable for investments purchased	—	110,317	80,693	4,482	2,228
Payable for capital shares redeemed	49,122	67,485	7,273	206	9
Accrued expenses and other payables:
Investment Management	3,659	9,277	8,446	3,935	—
Administration	730	1,893	1,715	800	54
Distribution fees	3,631	10,883	9,116	6,519	652
Shareholder Servicing	3,568	9,253	8,452	3,935	296
Accounting	3,947	3,783	3,946	3,810	3,621
Custodian	10,240	15,150	15,029	14,364	10,145
Transfer Agent	7,035	11,225	11,112	9,002	4,404
Trustee	103	333	300	44	32
Other	10,845	21,104	16,954	11,709	5,410
Total Liabilities	92,880	260,703	163,036	58,806	26,857
Net Assets	$17,343,683	$45,089,635	$40,931,769	$18,843,304	$1,292,208

Composition of Net Assets:
Capital	16,853,994	44,153,804	40,266,813	18,598,865	1,284,825
Accumulated net investment income/(loss)	(30,907)	47,701	30,177	7,431	(5,767)
Accumulated net realized gains/(losses) from investments	(13,537)	(52,159)	19,414	29,038	752
Net unrealized appreciation (depreciation) on investments	534,133	940,289	615,365	207,970	12,398
Net Assets	$17,343,683	$45,089,635	$40,931,769	$18,843,304	$1,292,208

Net Assets:
Class A Shares	$11,492,238	$27,445,014	$26,325,027	$8,529,747	$250,895
Class B Shares	4,524,651	12,189,596	10,157,892	6,846,767	379,801
Class C Shares	1,326,794	5,455,025	4,448,850	3,466,790	661,512
Total	$17,343,683	$45,089,635	$40,931,769	$18,843,304	$1,292,208
Shares Outstanding:
($0.001 par value, unlimited number of shares authorized):
Class A Shares	950,885	2,336,375	2,300,032	776,632	24,424
Class B Shares	399,822	1,037,929	888,906	634,577	37,058
Class C Shares	118,007	464,096	403,402	310,928	64,566
Net Asset Value, Offering Price and Redemption
Price per share:
Class A Shares(b)	$12.09	$11.75	$11.45	$10.98	$10.27
Class B Shares(b)	$11.32	$11.74	$11.43	$10.79	$10.25
Class C Shares(b)	$11.24	$11.75	$11.03	$11.15	$10.25
Maximum Sales Charge:
Class A Shares	5.00%	5.00%	5.00%	5.00%	4.75%
Maximum Offering Price per share (Net Asset Value /
(100%-maximum sales charge))
Class A Shares	$12.73	$12.37	$12.05	$11.56	$10.78
Investments in Affiliated Investment Companies, at cost	$154,433	$4,965,964	$4,752,131	$1,900,800	$89,588
Total Investments, at cost	$16,896,976	$43,806,800	$39,872,607	$18,413,832	$1,276,213
____________________

(a)	Investments in affiliated investment companies include the HSBC Prime Money Market Fund, Class I Shares, HSBC Emerging Markets Debt Fund, Class I Shares and the HSBC Emerging Markets Local Debt Fund, Class I Shares (See Note 1).
(b)	Redemption Price per share varies by length of time shares are held.

20 HSBC WORLD SELECTION FUNDS	See notes to financial statements.

HSBC WORLD SELECTION FUNDS

Statements of Operations—For the period ended April 30, 2015 (Unaudited)

	Aggressive	Balanced	Moderate	Conservative	Income
	Strategy	Strategy	Strategy	Strategy	Strategy
	Fund	Fund	Fund	Fund	Fund
Investment Income:
Investment income from non-affiliated investments	$182,079	$491,508	$490,100	$227,033	$12,743
Investment income from affiliated investments	65	91,929	83,788	31,113	1,336
Total Investment Income	182,144	583,437	573,888	258,146	14,079

Expenses:
Investment Management	21,667	56,569	51,410	24,115	1,648
Administration:
Class A Shares	2,754	6,678	6,320	2,073	63
Class B Shares	1,141	3,043	2,634	1,716	91
Class C Shares	343	1,340	1,086	920	166
Distribution:
Class B Shares	17,495	46,671	40,426	26,353	1,414
Class C Shares	5,253	20,554	16,686	14,127	2,565
Shareholder Servicing:
Class A Shares	14,085	34,160	32,373	10,622	322
Class B Shares	5,831	15,557	13,475	8,784	471
Class C Shares	1,751	6,852	5,562	4,709	855
Accounting	22,868	23,003	22,912	22,780	23,083
Compliance Services	188	494	438	208	11
Custodian	8,511	14,503	14,087	12,608	8,800
Printing	6,006	14,682	14,000	6,628	570
Audit	7,841	7,841	7,841	7,838	7,841
Transfer Agent	23,926	38,683	36,354	23,356	13,632
Trustee	468	1,169	1,034	478	56
Registration fees	8,712	8,956	7,881	7,027	8,167
Other	6,615	15,058	15,656	8,292	1,784
Total expenses before fee and expense reductions	155,455	315,813	290,175	182,634	71,539
Fees contractually reduced/reimbursed by Investment Adviser	(2,744)	—	—	—	(57,672)
Net Expenses	152,711	315,813	290,175	182,634	13,867

Net Investment Income	29,433	267,624	283,713	75,512	212

Realized/Unrealized Gains (Losses) from Investments:
Net realized gains (losses) from affiliated investment securities(a)	—	(53,327)	(30,100)	(10,635)	(1,332)
Net realized gains (losses) from non-affiliated investment securities	2,079	79,989	101,951	46,490	3,804
Net realized gains distributions from non-affiliated underlying funds	200	457	402	196	16
Change in unrealized appreciation/depreciation on
affiliated investments(a)	—	(174,648)	(175,433)	(77,403)	(5,050)
Change in unrealized appreciation/depreciation on
non-affiliated investments	549,174	1,126,542	752,510	243,888	16,842
Net realized/unrealized gains (losses) on investments	551,453	979,013	649,330	202,536	14,280
Change in Net Assets Resulting from Operations	$580,886	$1,246,637	$933,043	$278,048	$14,492
____________________

(a)	Represents amounts from Affiliated Investment Companies.

See notes to financial statements.	HSBC WORLD SELECTION FUNDS 21

HSBC WORLD SELECTION FUNDS

Statements of Changes in Net Assets

	Aggressive Strategy Fund		Balanced Strategy Fund
	Six Months	For the year	Six Months	For the year
	Ended	ended	Ended	ended
	April 30,	October 31,	April 30,	October 31,
	2015	2014	2015	2014
	(unaudited)		(unaudited)
Investment Activities:
Operations:
Net investment income (loss)	$29,433	$111,432	$267,624	$653,480
Net realized gains (losses) from investments	2,279	4,064,648	27,119	7,545,571
Change in unrealized appreciation/depreciation on investments	549,174	(3,043,886)	951,894	(5,432,454)
Change in net assets resulting from operations	580,886	1,132,194	1,246,637	2,766,597

Dividends:
Net investment income:
Class A Shares	(89,983)	(125,982)	(458,031)	(601,570)
Class B Shares	(2,298)	(22,045)	(104,569)	(194,300)
Class C Shares	(1,109)	(7,596)	(50,243)	(70,394)

Net realized gains:
Class A Shares	(2,780,772)	(621,343)	(4,885,860)	(1,716,444)
Class B Shares	(1,234,084)	(323,193)	(2,251,068)	(905,303)
Class C Shares	(396,410)	(97,829)	(971,532)	(326,412)
Change in net assets resulting from shareholder dividends	(4,504,656)	(1,197,988)	(8,721,303)	(3,814,423)
Change in net assets resulting from capital transactions	3,447,929	(497,317)	5,548,893	(1,859,479)
Change in net assets	(475,841)	(563,111)	(1,925,773)	(2,907,305)

Net Assets:
Beginning of period	17,819,524	18,382,635	47,015,408	49,922,713
End of period	$17,343,683	$17,819,524	$45,089,635	$47,015,408
Accumulated net investment income (loss)	$(30,907)	$33,050	$47,701	$392,920

22 HSBC WORLD SELECTION FUNDS	See notes to financial statements.

HSBC WORLD SELECTION FUNDS

Statements of Changes in Net Assets (continued)

	Aggressive Strategy Fund		Balanced Strategy Fund
	Six Months	For the year	Six Months	For the year
	Ended	ended	Ended	ended
	April 30,	October 31,	April 30,	October 31,
	2015	2014	2015	2014
	(unaudited)		(unaudited)
CAPITAL TRANSACTIONS:
Class A Shares:
Proceeds from shares issued	$454,246	$1,137,853	$1,242,850	$2,651,835
Dividends reinvested	2,859,172	738,248	5,307,793	2,260,504
Value of shares redeemed	(723,716)	(1,597,773)	(2,800,359)	(4,811,452)
Class A Shares capital transactions	2,589,702	278,328	3,750,284	100,887

Class B Shares:
Proceeds from shares issued	435	73,338	388	475
Dividends reinvested	1,236,376	337,771	2,332,375	1,079,533
Value of shares redeemed	(536,145)	(1,054,906)	(1,305,472)	(3,166,192)
Class B Shares capital transactions	700,666	(643,797)	1,027,291	(2,086,184)

Class C Shares:
Proceeds from shares issued	94,717	440,052	409,673	1,147,426
Dividends reinvested	394,720	104,719	1,021,651	388,793
Value of shares redeemed	(331,876)	(676,619)	(660,006)	(1,410,401)
Class C Shares capital transactions	157,561	(131,848)	771,318	125,818
Change in net assets resulting from capital transactions	$3,447,929	$(497,317)	$5,548,893	$(1,859,479)

Share Transactions:
Class A Shares:
Issued	35,304	74,806	104,584	190,821
Reinvested	243,059	49,119	460,929	165,449
Redeemed	(59,731)	(104,652)	(236,129)	(346,985)
Change in Class A Shares	218,632	19,273	329,384	9,285

Class B Shares:
Issued	41	5,037	34	35
Reinvested	112,707	23,692	203,498	79,275
Redeemed	(46,554)	(72,815)	(108,119)	(227,641)
Change in Class B Shares	66,194	(44,086)	95,413	(148,331)

Class C Shares:
Issued	7,961	30,220	35,254	82,463
Reinvested	36,214	7,371	88,994	28,509
Redeemed	(30,053)	(46,903)	(56,136)	(101,318)
Change in Class C Shares	14,122	(9,312)	68,112	9,654

See notes to financial statements.	HSBC WORLD SELECTION FUNDS 23

HSBC WORLD SELECTION FUNDS

Statements of Changes in Net Assets (continued)

	Moderate Strategy Fund		Conservative Strategy Fund
	Six Months	For the year	Six Months	For the year
	Ended	ended	Ended	ended
	April 30,	October 31,	April 30,	October 31,
	2015	2014	2015	2014
	(unaudited)		(unaudited)
Investment Activities:
Operations:
Net investment income (loss)	$283,713	$594,884	$75,512	$198,342
Net realized gains (losses) from investments	72,253	4,716,047	36,051	1,761,266
Change in unrealized appreciation/depreciation on investments	577,077	(3,237,786)	166,485	(1,173,488)
Change in net assets resulting from operations	933,043	2,073,145	278,048	786,120

Dividends:
Net investment income:
Class A Shares	(231,344)	(518,008)	(46,992)	(164,641)
Class B Shares	(57,077)	(180,213)	(25,849)	(95,421)
Class C Shares	(25,304)	(59,408)	(12,985)	(40,105)

Net realized gains:
Class A Shares	(3,039,598)	(956,549)	(713,806)	(266,455)
Class B Shares	(1,334,759)	(588,364)	(610,705)	(261,544)
Class C Shares	(546,873)	(166,900)	(317,991)	(99,233)
Change in net assets resulting from shareholder dividends	(5,234,955)	(2,469,442)	(1,728,328)	(927,399)
Change in net assets resulting from capital transactions	2,587,182	(1,143,302)	274,656	(1,758,899)
Change in net assets	(1,714,730)	(1,539,599)	(1,175,624)	(1,900,178)

Net Assets:
Beginning of period	42,646,499	44,186,098	20,018,928	21,919,106
End of period	$40,931,769	$42,646,499	$18,843,304	$20,018,928
Accumulated net investment income (loss)	$30,177	$60,189	$7,431	$17,745

24 HSBC WORLD SELECTION FUNDS	See notes to financial statements.

HSBC WORLD SELECTION FUNDS

Statements of Changes in Net Assets (continued)

	Moderate Strategy Fund		Conservative Strategy Fund
	Six Months	For the year	Six Months	For the year
	Ended	ended	Ended	ended
	April 30,	October 31,	April 30,	October 31,
	2015	2014	2015	2014
	(unaudited)		(unaudited)
CAPITAL TRANSACTIONS:
Class A Shares:
Proceeds from shares issued	$1,319,732	$3,783,606	$603,115	$1,125,196
Dividends reinvested	3,262,009	1,455,757	758,741	418,085
Value of shares redeemed	(1,914,828)	(3,421,674)	(992,656)	(1,963,367)
Class A Shares capital transactions	2,666,913	1,817,689	369,200	(420,086)

Class B Shares:
Proceeds from shares issued	923	74,587	12	85,666
Dividends reinvested	1,386,368	750,669	636,102	350,101
Value of shares redeemed	(1,875,791)	(4,244,328)	(551,331)	(2,277,803)
Class B Shares capital transactions	(488,500)	(3,419,072)	84,783	(1,842,036)

Class C Shares:
Proceeds from shares issued	308,530	1,322,591	234,027	1,063,444
Dividends reinvested	572,178	223,060	330,800	135,061
Value of shares redeemed	(471,939)	(1,087,570)	(744,154)	(695,282)
Class C Shares capital transactions	408,769	458,081	(179,327)	503,223
Change in net assets resulting from capital transactions	$2,587,182	$(1,143,302)	$274,656	$(1,758,899)

Share Transactions:
Class A Shares:
Issued	114,189	299,334	54,195	95,415
Reinvested	290,903	116,634	70,212	36,023
Redeemed	(165,191)	(270,651)	(88,373)	(166,514)
Change in Class A Shares	239,901	145,317	36,034	(35,076)

Class B Shares:
Issued	82	5,927	1	7,363
Reinvested	123,944	60,400	59,849	30,671
Redeemed	(163,342)	(335,611)	(50,604)	(196,203)
Change in Class B Shares	(39,316)	(269,284)	9,246	(158,169)

Class C Shares:
Issued	27,536	107,417	20,371	88,880
Reinvested	53,001	18,488	30,132	11,475
Redeemed	(42,978)	(88,651)	(65,697)	(58,325)
Change in Class C Shares	37,559	37,254	(15,194)	42,030

See notes to financial statements.	HSBC WORLD SELECTION FUNDS 25

HSBC WORLD SELECTION FUNDS

Statements of Changes in Net Assets (continued)

	Income Strategy Fund
	Six Months	For the year
	Ended	ended
	April 30,	October 31,
	2015	2014
	(unaudited)
Investment Activities:
Operations:
Net investment income (loss)	$212	$10,732
Net realized gains (losses) from investments	2,488	26,240
Change in unrealized appreciation/depreciation on investments	11,792	2,562
Change in net assets resulting from operations	14,492	39,534

Dividends:
Net investment income:
Class A Shares	(1,898)	(5,190)
Class B Shares	(1,455)	(3,967)
Class C Shares	(2,617)	(6,306)

Net realized gains:
Class A Shares	(3,735)	(5,792)
Class B Shares	(5,659)	(7,485)
Class C Shares	(10,430)	(11,635)
Change in net assets resulting from shareholder dividends	(25,794)	(40,375)
Change in net assets resulting from capital transactions	(45,686)	(6,442)
Change in net assets	(56,988)	(7,283)

Net Assets:
Beginning of period	1,349,196	1,356,479
End of period	$1,292,208	$1,349,196
Accumulated net investment income (loss)	$(5,767)	$(9)

26 HSBC WORLD SELECTION FUNDS	See notes to financial statements.

HSBC WORLD SELECTION FUNDS

Statements of Changes in Net Assets (continued)

	Income Strategy Fund
	Six Months	For the year
	Ended	ended
	April 30,	October 31,
	2015	2014
	(unaudited)
CAPITAL TRANSACTIONS:
Class A Shares:
Proceeds from shares issued	$2,856	$57,178
Dividends reinvested	5,633	10,974
Value of shares redeemed	(48,634)	(86,228)
Class A Shares capital transactions	(40,145)	(18,076)

Class B Shares:
Dividends reinvested	6,865	10,775
Value of shares redeemed	(4,205)	(32,606)
Class B Shares capital transactions	2,660	(21,831)

Class C Shares:
Proceeds from shares issued	53,180	155,229
Dividends reinvested	13,041	17,761
Value of shares redeemed	(74,422)	(139,525)
Class C Shares capital transactions	(8,201)	33,465
Change in net assets resulting from capital transactions	$(45,686)	$(6,442)

Share Transactions:
Class A Shares:
Issued	276	5,553
Reinvested	553	1,080
Redeemed	(4,712)	(8,370)
Change in Class A Shares	(3,883)	(1,737)

Class B Shares:
Reinvested	678	1,067
Redeemed	(415)	(3,179)
Change in Class B Shares	263	(2,112)

Class C Shares:
Issued	5,174	15,093
Reinvested	1,287	1,758
Redeemed	(7,272)	(13,698)
Change in Class C Shares	(811)	3,153

See notes to financial statements.	HSBC WORLD SELECTION FUNDS 27

AGGRESSIVE STRATEGY FUND
Financial Highlights

Selected data for a share outstanding throughout the periods indicated*

		Investment Activities			Dividends						Ratios/Supplementary Data
														Ratio of
													Ratio of Net	Expenses
			Net										Investment	to Average
			Realized and									Ratio of Net	Income	Net Assets
	Net Asset	Net	Unrealized			Net Realized					Net Assets	Expenses	(Loss) to	(Excluding
	Value,	Investment	Gains	Total from	Net	Gains from		Net Asset			at End	to Average	Average	Fee	Portfolio
	Beginning	Income	(Losses) from	Investment	Investment	Investment	Total	Value, End	Total		of Period	Net Assets	Net Assets	Reductions)	Turnover
	of Period	(Loss)(d)	Investments	Activities	Income	Transactions	Dividends	of Period	Return(a)		(000’s)	(b)	(b)	(b)	(a),(c)
CLASS A SHARES
Six Months Ended
April 30, 2015 (unaudited)	$15.53	$0.04	$0.38	$0.42	$(0.09)	$(3.77)	$(3.86)	$12.09	3.59%		$11,492	1.50%	0.59%	1.53%	5%
Year Ended October 31, 2014	15.58	0.14	0.85	0.99	(0.17)	(0.87)	(1.04)	15.53	6.64%		11,375	1.42%	0.89%	1.42%	116	%(g)
Year Ended October 31, 2013	12.77	0.12	2.73	2.85	(0.04)	—	(0.04)	15.58	22.38%		11,106	1.50%	0.86%	1.50%	37%
Year Ended October 31, 2012	11.96	0.02	0.89	0.91	(0.10)	—	(0.10)	12.77	7.72%		10,136	1.50%	0.16%	1.66%	71%
Year Ended October 31, 2011	12.03	0.10	(0.07)	0.03	(0.10)	—	(0.10)	11.96	0.20	%(e)	9,217	1.50%	0.77%	1.61%	71%
Year Ended October 31, 2010	10.20	0.03	1.80	1.83	—	—	—	12.03	17.94	%(f)	7,886	1.50%	0.24%	2.00%	50%
CLASS B SHARES
Six Months Ended
April 30, 2015 (unaudited)	14.75	(0.01)	0.35	0.34	—	(3.77)	(3.77)	11.32	3.14%		4,525	2.25%	(0.14)%	2.28%	5%
Year Ended October 31, 2014	14.84	0.02	0.82	0.84	(0.06)	(0.87)	(0.93)	14.75	5.90%		4,920	2.17%	0.15%	2.17%	116	%(g)
Year Ended October 31, 2013	12.22	0.01	2.61	2.62	—	—	—	14.84	21.44%		5,604	2.25%	0.11%	2.25%	37%
Year Ended October 31, 2012	11.45	(0.07)	0.85	0.78	(0.01)	—	(0.01)	12.22	6.87%		5,870	2.25%	(0.57)%	2.40%	71%
Year Ended October 31, 2011	11.54	—	(0.06)	(0.06)	(0.03)	—	(0.03)	11.45	(0.53)	%(e)	6,750	2.25%	0.02%	2.36%	71%
Year Ended October 31, 2010	9.86	(0.05)	1.73	1.68	—	—	—	11.54	17.04	%(f)	5,519	2.25%	(0.51)%	2.75%	50%
CLASS C SHARES
Six Months Ended
April 30, 2015 (unaudited)	14.68	(0.01)	0.34	0.33	(0.01)	(3.76)	(3.77)	11.24	3.10%		1,327	2.25%	(0.10)%	2.28%	5%
Year Ended October 31, 2014	14.78	0.02	0.82	0.84	(0.07)	(0.87)	(0.94)	14.68	5.89%		1,525	2.17%	0.16%	2.17%	116	%(g)
Year Ended October 31, 2013	12.17	0.02	2.59	2.61	—	—	—	14.78	21.45%		1,673	2.25%	0.12%	2.25%	37%
Year Ended October 31, 2012	11.43	(0.07)	0.85	0.78	(0.04)	—	(0.04)	12.17	6.83%		1,713	2.25%	(0.56)%	2.40%	71%
Year Ended October 31, 2011	11.53	—	(0.05)	(0.05)	(0.05)	—	(0.05)	11.43	(0.46)	%(e)	1,884	2.25%	—%	2.35%	71%
Year Ended October 31, 2010	9.85	(0.05)	1.73	1.68	—	—	—	11.53	17.06	%(f)	698	2.25%	(0.47)%	2.76%	50%

*	The per share amounts and percentages reflect income and expenses assuming inclusion of the Fund’s proportionate share of the income and expenses of the applicable HSBC Portfolios for the years 2010 - 2014, the Fund does not include expenses of the affiliated and unaffiliated investment companies, in which the Fund invests.
(a)	Not annualized for periods less than one year. Total return calculations do not include any sales or redemption charges.
(b)	Annualized for periods less than one year.
(c)	Portfolio turnover rate is calculated by aggregating the results of multiplying the Fund’s investment percentage in the respective Portfolios, affiliated and unaffiliated investment companies by their corresponding portfolio turnover rates. Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing between the classes of shares issued.
(d)	Calculated based on average shares outstanding.
(e)	During the year ended October 31, 2011, certain HSBC Portfolios, in which the Fund invests, received monies related to certain nonrecurring litigation settlements. The corresponding impact to the total return was 0.08%, 0.08% and 0.08% for Class A Shares, Class B Shares and Class C Shares, respectively.
(f)	During the year ended October 31, 2010, certain HSBC Portfolios, in which the Fund invests, received monies related to certain nonrecurring litigation settlements. The corresponding impact to the total return was 0.09%, 0.09% and 0.09% for Class A Shares, Class B Shares and Class C Shares, respectively.
(g)	The portfolio turnover rate for the year ended October 31, 2014 was higher than prior years primarily due to a realignment of the Fund’s investments.
Amounts designated as “-” are $0 or have been rounded to $0.

28 HSBC WORLD SELECTION FUNDS	See notes to financial statements.

BALANCED STRATEGY FUND
Financial Highlights

Selected data for a share outstanding throughout the periods indicated*

		Investment Activities			Dividends						Ratios/Supplementary Data
														Ratio of
													Ratio of Net	Expenses
			Net										Investment	to Average
			Realized and									Ratio of Net	Income	Net Assets
	Net Asset	Net	Unrealized			Net Realized					Net Assets	Expenses	(Loss) to	(Excluding
	Value,	Investment	Gains	Total from	Net	Gains from		Net Asset			at End	to Average	Average	Fee	Portfolio
	Beginning	Income	(Losses) from	Investment	Investment	Investment	Total	Value, End	Total		of Period	Net Assets	Net Assets	Reductions)	Turnover
	of Period	(Loss)(d)	Investments	Activities	Income	Transactions	Dividends	of Period	Return(b)		(000’s)	(c)	(c)	(c)	(b),(d)
CLASS A SHARES
Six Months Ended
April 30, 2015 (unaudited)	$14.07	$0.09	$0.24	$0.33	$(0.19)	$(2.46)	$(2.65)	$11.75	3.02%		$27,445	1.10%	1.48%	1.10%	11%
Year Ended October 31, 2014	14.39	0.23	0.59	0.82	(0.28)	(0.86)	(1.14)	14.07	6.07%		28,245	1.06%	1.64%	1.06%	105	%(g)
Year Ended October 31, 2013	12.66	0.24	1.72	1.96	(0.23)	—	(0.23)	14.39	15.76%		28,746	1.04%	1.79%	1.04%	35%
Year Ended October 31, 2012	12.07	0.23	0.75	0.98	(0.39)	—	(0.39)	12.66	8.51%		29,490	1.15%	1.89%	1.15%	62%
Year Ended October 31, 2011	12.09	0.32	(0.06)	0.26	(0.28)	—	(0.28)	12.07	2.08	%(e)	28,262	1.12%	2.60%	1.14%	74%
Year Ended October 31, 2010	10.34	0.19	1.64	1.83	(0.08)	—	(0.08)	12.09	17.79	%(f)	21,642	1.25%	1.72%	1.30%	53%
CLASS B SHARES
Six Months Ended
April 30, 2015 (unaudited)	14.02	0.04	0.23	0.27	(0.09)	(2.46)	(2.55)	11.74	2.54%		12,190	1.85%	0.73%	1.85%	11%
Year Ended October 31, 2014	14.33	0.12	0.60	0.72	(0.17)	(0.86)	(1.03)	14.02	5.33%		13,212	1.81%	0.90%	1.81%	105	%(g)
Year Ended October 31, 2013	12.60	0.14	1.72	1.86	(0.13)	—	(0.13)	14.33	14.89%		15,633	1.80%	1.05%	1.80%	35%
Year Ended October 31, 2012	12.01	0.14	0.75	0.89	(0.30)	—	(0.30)	12.60	7.66%		16,805	1.91%	1.18%	1.91%	62%
Year Ended October 31, 2011	12.05	0.23	(0.07)	0.16	(0.20)	—	(0.20)	12.01	1.30	%(e)	18,799	1.87%	1.85%	1.90%	74%
Year Ended October 31, 2010	10.31	0.11	1.64	1.75	(0.01)	—	(0.01)	12.05	17.01	%(f)	15,593	2.00%	0.97%	2.05%	53%
CLASS C SHARES
Six Months Ended
April 30, 2015 (unaudited)	14.04	0.04	0.23	0.27	(0.10)	(2.46)	(2.56)	11.75	2.54%		5,455	1.85%	0.72%	1.85%	11%
Year Ended October 31, 2014	14.35	0.13	0.59	0.72	(0.17)	(0.86)	(1.03)	14.04	5.33%		5,559	1.81%	0.90%	1.81%	105	%(g)
Year Ended October 31, 2013	12.62	0.14	1.72	1.86	(0.13)	—	(0.13)	14.35	14.87%		5,544	1.80%	1.04%	1.80%	35%
Year Ended October 31, 2012	12.04	0.14	0.76	0.90	(0.32)	—	(0.32)	12.62	7.77%		5,908	1.91%	1.18%	1.91%	62%
Year Ended October 31, 2011	12.09	0.23	(0.07)	0.16	(0.21)	—	(0.21)	12.04	1.25	%(e)	6,427	1.87%	1.85%	1.90%	74%
Year Ended October 31, 2010	10.35	0.12	1.63	1.75	(0.01)	—	(0.01)	12.09	16.96	%(f)	3,497	2.01%	1.04%	2.06%	53%

*	The per share amounts and percentages reflect income and expenses assuming inclusion of the Fund’s proportionate share of the income and expenses of the applicable HSBC Portfolios for the years 2010 - 2014, the Fund does not include expenses of the affiliated and unaffiliated investment companies, in which the Fund invests.
(a)	Calculated based on average shares outstanding.
(b)	Not annualized for periods less than one year. Total return calculations do not include any sales or redemption charges.
(c)	Annualized for periods less than one year.
(d)	Portfolio turnover rate is calculated by aggregating the results of multiplying the Fund’s investment percentage in the respective Portfolios, affiliated and unaffiliated investment companies by their corresponding portfolio turnover rates. Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing between the classes of shares issued.
(e)	During the year ended October 31, 2011, certain HSBC Portfolios, in which the Fund invests, received monies related to certain nonrecurring litigation settlements. The corresponding impact to the total return was 0.06%, 0.06% and 0.06% for Class A Shares, Class B Shares and Class C Shares, respectively.
(f)	During the year ended October 31, 2010, certain HSBC Portfolios, in which the Fund invests, received monies related to certain nonrecurring litigation settlements. The corresponding impact to the total return was 0.07%, 0.07% and 0.07% for Class A Shares, Class B Shares and Class C Shares, respectively.
(g)	The portfolio turnover rate for the year ended October 31, 2014 was higher than prior years primarily due to a realignment of the Fund’s investments.
Amounts designated as “-” are $0 or have been rounded to $0.

See notes to financial statements.	HSBC WORLD SELECTION FUNDS 29

MODERATE STRATEGY FUND
Financial Highlights

Selected data for a share outstanding throughout the periods indicated*

		Investment Activities			Dividends						Ratios/Supplementary Data
														Ratio of
														Expenses
			Net										Ratio of Net	to Average
			Realized and										Investment	Net Assets
	Net Asset	Net	Unrealized			Net Realized					Net Assets	Ratio of Net	Income	(Excluding
	Value,	Investment	Gains	Total from	Net	Gains from		Net Asset			at End	Expenses to	(Loss) to	Fee	Portfolio
	Beginning	Income	(Losses) from	Investment	Investment	Investment	Total	Value, End	Total		of Period	Average	Average Net	Reductions)	Turnover
	of Period	(Loss)(a)	Investments	Activities	Income	Transactions	Dividends	of Period	Return(b)		(000’s)	Net Assets(c)	Assets(c)	(c)	(b),(d)
CLASS A SHARES
Six Months Ended
April 30, 2015 (unaudited)	$12.76	$0.10	$0.17	$0.27	$(0.10)	$(1.48)	$(1.58)	$11.45	2.51%		$26,325	1.13%	1.65%	1.13%	16%
Year Ended October 31, 2014	12.88	0.21	0.43	0.64	(0.26)	(0.50)	(0.76)	12.76	5.21%		26,294	1.09%	1.68%	1.09%	102	%(g)
Year Ended October 31, 2013	11.88	0.23	1.04	1.27	(0.27)	—	(0.27)	12.88	10.80%		24,671	1.08%	1.86%	1.08%	30%
Year Ended October 31, 2012	11.29	0.26	0.65	0.91	(0.32)	—	(0.32)	11.88	8.24%		25,175	1.16%	2.30%	1.16%	61%
Year Ended October 31, 2011	11.48	0.37	(0.12)	0.25	(0.44)	—	(0.44)	11.29	2.19	%(e)	23,719	1.06%	3.16%	1.09%	63%
Year Ended October 31, 2010	10.09	0.25	1.38	1.63	(0.24)	—	(0.24)	11.48	16.39	%(f)	18,921	1.14%	2.33%	1.19%	67%
CLASS B SHARES
Six Months Ended
April 30, 2015 (unaudited)	12.75	0.05	0.17	0.22	(0.06)	(1.48)	(1.54)	11.43	2.04%		10,158	1.88%	0.93%	1.88%	16%
Year Ended October 31, 2014	12.87	0.12	0.42	0.54	(0.16)	(0.50)	(0.66)	12.75	4.42%		11,831	1.84%	0.93%	1.84%	102	%(g)
Year Ended October 31, 2013	11.87	0.14	1.04	1.18	(0.18)	—	(0.18)	12.87	10.04%		15,407	1.83%	1.12%	1.83%	30%
Year Ended October 31, 2012	11.28	0.19	0.63	0.82	(0.23)	—	(0.23)	11.87	7.43%		17,615	1.92%	1.64%	1.92%	61%
Year Ended October 31, 2011	11.46	0.28	(0.10)	0.18	(0.36)	—	(0.36)	11.28	1.51	%(e)	20,323	1.81%	2.40%	1.84%	63%
Year Ended October 31, 2010	10.08	0.17	1.38	1.55	(0.17)	—	(0.17)	11.46	15.61	%(f)	18,362	1.89%	1.59%	1.94%	67%
CLASS C SHARES
Six Months Ended
April 30, 2015 (unaudited)	12.36	0.05	0.16	0.21	(0.06)	(1.48)	(1.54)	11.03	2.06%		4,449	1.88%	0.91%	1.88%	16%
Year Ended October 31, 2014	12.50	0.11	0.42	0.53	(0.17)	(0.50)	(0.67)	12.36	4.46%		4,521	1.84%	0.93%	1.84%	102	%(g)
Year Ended October 31, 2013	11.55	0.13	1.01	1.14	(0.19)	—	(0.19)	12.50	9.96%		4,109	1.83%	1.10%	1.83%	30%
Year Ended October 31, 2012	10.98	0.18	0.62	0.80	(0.23)	—	(0.23)	11.55	7.49%		3,329	1.91%	1.64%	1.91%	61%
Year Ended October 31, 2011	11.18	0.27	(0.11)	0.16	(0.36)	—	(0.36)	10.98	1.42	%(e)	3,859	1.81%	2.40%	1.84%	63%
Year Ended October 31, 2010	9.84	0.17	1.35	1.52	(0.18)	—	(0.18)	11.18	15.55	%(f)	2,544	1.90%	1.59%	1.95%	67%
*	The per share amounts and percentages reflect income and expenses assuming inclusion of the Fund’s proportionate share of the income and expenses of the applicable HSBC Portfolios for the years 2010 - 2014, the Fund does not include expenses of the affiliated and unaffiliated investment companies, in which the Fund invests.
(a)	Calculated based on average shares outstanding.
(b)	Not annualized for periods less than one year. Total return calculations do not include any sales or redemption charges.
(c)	Annualized for periods less than one year.
(d)	Portfolio turnover rate is calculated by aggregating the results of multiplying the Fund’s investment percentage in the respective Portfolios, affiliated and unaffiliated investment companies by their corresponding portfolio turnover rates. Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing between the classes of shares issued.
(e)	During the year ended October 31, 2011, certain HSBC Portfolios, in which the Fund invests, received monies related to certain nonrecurring litigation settlements. The corresponding impact to the total return was 0.04%, 0.04% and 0.04% for Class A Shares, Class B Shares and Class C Shares, respectively.
(f)	During the year ended October 31, 2010, certain HSBC Portfolios, in which the Fund invests, received monies related to certain nonrecurring litigation settlements. The corresponding impact to the total return was 0.06%, 0.06% and 0.06% for Class A Shares, Class B Shares and Class C Shares, respectively.
(g)	The portfolio turnover rate for the year ended October 31, 2014 was higher than prior years primarily due to a realignment of the Fund’s investments.
Amounts designated as “-” are $0 or have been rounded to $0.

30 HSBC WORLD SELECTION FUNDS	See notes to financial statements.

CONSERVATIVE STRATEGY FUND
Financial Highlights

Selected data for a share outstanding throughout the periods indicated*

		Investment Activities			Dividends						Ratios/Supplementary Data
														Ratio of
													Ratio of Net	Expenses
			Net										Investment	to Average
			Realized and									Ratio of Net	Income	Net Assets
	Net Asset	Net	Unrealized			Net Realized					Net Assets	Expenses	(Loss) to	(Excluding
	Value,	Investment	Gains	Total from	Net	Gains from		Net Asset			at End	to Average	Average	Fee	Portfolio
	Beginning	Income	(Losses) from	Investment	Investment	Investment	Total	Value, End	Total		of Period	Net Assets	Net Assets	Reductions)	Turnover
	of Period	(Loss)(a)	Investments	Activities	Income	Transactions	Dividends	of Period	Return(b)		(000’s)	(c)	(c)	(c)	(b),(d)
CLASS A SHARES
Six Months Ended
April 30, 2015 (unaudited)	$11.86	$0.07	$0.10	$0.17	$(0.06)	$(0.99)	$(1.05)	$10.98	1.63%		$8,530	1.47%	1.19%	1.47%	9%
Year Ended October 31, 2014	11.93	0.16	0.33	0.49	(0.21)	(0.35)	(0.56)	11.86	4.32%		8,783	1.33%	1.38%	1.33%	104	%(g)
Year Ended October 31, 2013	11.47	0.20	0.51	0.71	(0.25)	—	(0.25)	11.93	6.28%		9,255	1.26%	1.75%	1.26%	31%
Year Ended October 31, 2012	10.95	0.27	0.58	0.85	(0.33)	—	(0.33)	11.47	8.00%		9,933	1.34%	2.40%	1.34%	59%
Year Ended October 31, 2011	11.15	0.36	(0.10)	0.26	(0.46)	—	(0.46)	10.95	2.40	%(e)	8,946	1.19%	3.21%	1.22%	54%
Year Ended October 31, 2010	10.01	0.26	1.11	1.37	(0.23)	—	(0.23)	11.15	13.86	%(f)	7,139	1.38%	2.42%	1.43%	78%
CLASS B SHARES
Six Months Ended
April 30, 2015 (unaudited)	11.69	0.02	0.11	0.13	(0.04)	(0.99)	(1.03)	10.79	1.27%		6,847	2.22%	0.46%	2.22%	9%
Year Ended October 31, 2014	11.77	0.07	0.33	0.40	(0.13)	(0.35)	(0.48)	11.69	3.56%		7,308	2.08%	0.63%	2.08%	104	%(g)
Year Ended October 31, 2013	11.33	0.12	0.50	0.62	(0.18)	—	(0.18)	11.77	5.50%		9,222	2.01%	1.00%	2.01%	31%
Year Ended October 31, 2012	10.82	0.18	0.58	0.76	(0.25)	—	(0.25)	11.33	7.21%		9,810	2.10%	1.67%	2.10%	59%
Year Ended October 31, 2011	11.02	0.27	(0.09)	0.18	(0.38)	—	(0.38)	10.82	1.68	%(e)	8,995	1.94%	2.46%	1.97%	54%
Year Ended October 31, 2010	9.91	0.17	1.10	1.27	(0.16)	—	(0.16)	11.02	12.94	%(f)	7,411	2.14%	1.68%	2.19%	78%
CLASS C SHARES
Six Months Ended
April 30, 2015 (unaudited)	12.04	0.03	0.11	0.14	(0.04)	(0.99)	(1.03)	11.15	1.31%		3,467	2.22%	0.46%	2.22%	9%
Year Ended October 31, 2014	12.12	0.08	0.32	0.40	(0.13)	(0.35)	(0.48)	12.04	3.47%		3,927	2.08%	0.63%	2.08%	104	%(g)
Year Ended October 31, 2013	11.66	0.12	0.52	0.64	(0.18)	—	(0.18)	12.12	5.53%		3,442	2.01%	0.98%	2.01%	31%
Year Ended October 31, 2012	11.12	0.19	0.60	0.79	(0.25)	—	(0.25)	11.66	7.28%		2,897	2.08%	1.69%	2.08%	59%
Year Ended October 31, 2011	11.33	0.28	(0.10)	0.18	(0.39)	—	(0.39)	11.12	1.57	%(e)	2,486	1.94%	2.49%	1.96%	54%
Year Ended October 31, 2010	10.18	0.18	1.14	1.32	(0.17)	—	(0.17)	11.33	13.07	%(f)	1,323	2.16%	1.71%	2.21%	78%

*	The per share amounts and percentages reflect income and expenses assuming inclusion of the Fund’s proportionate share of the income and expenses of the applicable HSBC Portfolios for the years 2010 - 2014, the Fund does not include expenses of the affiliated and unaffiliated investment companies, in which the Fund invests.
(a)	Calculated based on average shares outstanding.
(b)	Not annualized for periods less than one year. Total return calculations do not include any sales or redemption charges.
(c)	Annualized for periods less than one year.
(d)	Portfolio turnover rate is calculated by aggregating the results of multiplying the Fund’s investment percentage in the respective Portfolios, affiliated and unaffiliated investment companies by their corresponding portfolio turnover rates. Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing between the classes of shares issued.
(e)	During the year ended October 31, 2011, certain HSBC Portfolios, in which the Fund invests, received monies related to certain nonrecurring litigation settlements. The corresponding impact to the total return was 0.02%, 0.02% and 0.02% for Class A Shares, Class B Shares and Class C Shares, respectively.
(f)	During the year ended October 31, 2010, certain HSBC Portfolios, in which the Fund invests, received monies related to certain nonrecurring litigation settlements. The corresponding impact to the total return was 0.05%, 0.05% and 0.05% for Class A Shares, Class B Shares and Class C Shares, respectively.
(g)	The portfolio turnover rate for the year ended October 31, 2014 was higher than prior years primarily due to a realignment of the Fund’s investments.
Amounts designated as “-” are $0 or have been rounded to $0.

See notes to financial statements.	HSBC WORLD SELECTION FUNDS 31

INCOME STRATEGY FUND
Financial Highlights

Selected data for a share outstanding throughout the periods indicated*

		Investment Activities			Dividends					Ratios/Supplementary Data
													Ratio of
												Ratio of Net	Expenses
			Net									Investment	to Average
			Realized and								Ratio of Net	Income	Net Assets
	Net Asset	Net	Unrealized			Net Realized				Net Assets	Expenses	(Loss) to	(Excluding
	Value,	Investment	Gains	Total from	Net	Gains from		Net Asset		at End	to Average	Average	Fee	Portfolio
	Beginning	Income	(Losses) from	Investment	Investment	Investment	Total	Value, End	Total	of Period	Net Assets	Net Assets	Reductions)	Turnover
	of Period	(Loss)(a)	Investments	Activities	Income	Transactions	Dividends	of Period	Return(b)	(000’s)	(c)	(c)	(c)	(b),(d)
CLASS A SHARES
Six Months Ended
April 30, 2015 (unaudited)	$10.36	$0.03	$0.11	$0.14	$(0.08)	$(0.15)	$(0.23)	$10.27	1.39%	$251	1.50%	0.65%	10.22%	9%
Year Ended October 31, 2014	10.36	0.14	0.23	0.37	(0.18)	(0.19)	(0.37)	10.36	3.69%	293	1.50%	1.39%	10.14%	118	%(f)
Year Ended October 31, 2013	10.43	0.18	0.08	0.26	(0.30)	(0.03)	(0.33)	10.36	2.57%	311	1.50%	1.72%	13.61%	48%
Period Ended October 31, 2012(e)	10.00	0.10	0.40	0.50	(0.07)	—	(0.07)	10.43	5.02%	337	1.50%	1.58%	29.67%	31%
CLASS B SHARES
Six Months Ended
April 30, 2015 (unaudited)	10.34	(0.01)	0.11	0.10	(0.04)	(0.15)	(0.19)	10.25	1.02%	380	2.25%	(0.12)%	11.01%	9%
Year Ended October 31, 2014	10.34	0.07	0.22	0.29	(0.10)	(0.19)	(0.29)	10.34	2.93%	380	2.25%	0.65%	10.88%	118	%(f)
Year Ended October 31, 2013	10.41	0.10	0.08	0.18	(0.22)	(0.03)	(0.25)	10.34	1.81%	402	2.25%	0.97%	14.39%	48%
Period Ended October 31, 2012(e)	10.00	0.06	0.39	0.45	(0.04)	—	(0.04)	10.41	4.52%	348	2.25%	0.89%	26.84%	31%
CLASS C SHARES
Six Months Ended
April 30, 2015 (unaudited)	10.33	(0.01)	0.12	0.11	(0.04)	(0.15)	(0.19)	10.25	1.12%	662	2.25%	(0.12)%	11.00%	9%
Year Ended October 31, 2014	10.33	0.06	0.23	0.29	(0.10)	(0.19)	(0.29)	10.33	2.93%	676	2.25%	0.62%	10.84%	118	%(f)
Year Ended October 31, 2013	10.41	0.09	0.09	0.18	(0.23)	(0.03)	(0.26)	10.33	1.75%	643	2.25%	0.84%	14.49%	48%
Period Ended October 31, 2012(e)	10.00	0.06	0.39	0.45	(0.04)	—	(0.04)	10.41	4.47%	232	2.25%	0.90%	27.00%	31%

*	The expense ratios reflected do not include expenses of the affiliated and unaffiliated investment companies, in which the Fund invests.
(a)	Calculated based on average shares outstanding.
(b)	Not annualized for periods less than one year. Total return calculations do not include any sales or redemption charges.
(c)	Annualized for periods less than one year.
(d)	Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing between the classes of shares issued.
(e)	Commencement of operations on March 19, 2012
(f)	The portfolio turnover rate for the year ended October 31, 2014 was higher than prior years primarily due to a realignment of the Fund’s investments.
Amounts designated as “-” are $0 or have been rounded to $0.

32 HSBC WORLD SELECTION FUNDS	See notes to financial statements.

HSBC WORLD SELECTION FUNDS
Notes to Financial Statements—as of April 30, 2015 (Unaudited)

1. Organization:

The HSBC Funds (the “Trust”), a Massachusetts business trust organized on April 22, 1987, is registered under the Investment Company Act of 1940, as amended (the “Act”), as an open-end management investment company. As of April 30, 2015, the Trust is composed of 16 separate operational funds, each a series of the HSBC Family of Funds, which also includes the HSBC Advisor Funds Trust and the HSBC Portfolios (collectively the “Trusts”). The accompanying financial statements are presented for the following five funds (individually a “Fund,” collectively the “Funds” or the “World Selection Funds”):

Fund
Aggressive Strategy Fund
Balanced Strategy Fund
Moderate Strategy Fund
Conservative Strategy Fund
Income Strategy Fund

All of the World Selection Funds are diversified funds. Financial statements for all other funds of the Trusts are published separately.

Each of the World Selection Funds is a “fund of funds,” meaning that it seeks to achieve its investment objective by investing primarily in a combination of mutual funds managed by HSBC Global Asset Management (USA) Inc. (the “Adviser”) (the “Affiliated Underlying Funds”), as well as mutual funds managed by other investment advisers and exchange-traded funds (“Unaffiliated Underlying Funds” and, together with the Affiliated Underlying Funds, the “Underlying Funds”). Each Fund may invest in both actively managed and passively managed Underlying Funds to implement the Adviser’s views. Each World Selection Fund may also purchase and hold Exchange Traded Notes (“ETNs”), which are debt securities issued by financial institutions that pay returns based on the performance of a market index or other reference asset. The Underlying Funds may include private equity funds and real estate funds that are organized as mutual funds or Exchange Traded Funds (“ETFs”). Each Fund invests according to the investment objectives and strategies described in its Prospectus.

The World Selection Funds are authorized to issue an unlimited number of shares of beneficial interest with a par value of $ 0.001 per share. Each Fund offers three classes of shares: Class A Shares, Class B Shares and Class C Shares. Class A Shares of the World Selection Funds (except, the Income Strategy Fund) have a maximum sales charge of 5.00% as a percentage of the original purchase price. The Class A Shares of the Income Strategy Fund have a maximum sales charge of 4.75% as a percentage of the original purchase price. Class B Shares of the World Selection Funds are offered without any front-end sales charge, but will be subject to a contingent deferred sales charge (“CDSC”) ranging from a maximum of 4.00% if redeemed less than one year after purchase to 0.00% if redeemed more than four years after purchase. Class C Shares of the World Selection Funds are offered without any front-end sales charge, but will be subject to a maximum CDSC of 1.00% if redeemed less than one year after purchase. Each class of shares in the World Selection Funds has identical rights and privileges except with respect to arrangements pertaining to shareholder servicing and/or distribution, class-related expenses, voting rights on matters affecting a single class of shares, and exchange privileges of each class of shares. Class B Shares may no longer be purchased or acquired by any new or existing Class B shareholder, except through dividend and/or capital gains reinvestment.

Under the Trust’s organizational documents, the World Selection Funds’ officers and Trustees are indemnified against certain liabilities arising out of the performance of their duties to the World Selection Funds. In addition, in the normal course of business, the Trust enters into contracts with its service providers, which also provide for indemnifications by the World Selection Funds. The World Selection Funds’ maximum exposure under these arrangements is unknown as this would involve any future claims that may be made against the World Selection Funds. However, based on experience, the Trust expects the risk of loss to be remote.

The Funds are investment companies and follow accounting and reporting guidance under Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) Topic 946, “Financial Services-Investment Companies”.

HSBC WORLD SELECTION FUNDS       33

HSBC WORLD SELECTION FUNDS
Notes to Financial Statements—as of April 30, 2015 (Unaudited) (continued)

2. Significant Accounting Policies:

The following is a summary of the significant accounting policies followed by the World Selection Funds in the preparation of their financial statements. The policies are in conformity with U.S. generally accepted accounting principles (“GAAP”). The preparation of financial statements requires management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

Securities Valuation:

The World Selection Funds record investment companies at the net asset value reported by those funds. Exchange traded funds are valued at the last sale price on a national securities exchange, or in the absence of recorded sales, at the readily available closing bid price on such exchanges, or at the quoted bid price in the over-the-counter market and are typically categorized as Level 1 in the fair value hierarchy. Fair value is defined as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. The valuation techniques used to determine fair value in funds in which the World Selection Funds are invested are described in their respective notes to financial statements. Valuation techniques employed by the World Selection Funds’ are further described in Note 3 below.

Investment Transactions and Related Income:

Changes in holdings of the Underlying Funds for each World Selection Fund are reflected not later than one business day after trade date. However, for financial reporting purposes, changes in holdings of the Underlying Funds are accounted for on trade date. Dividend income and realized gain distributions from the Underlying Funds is recorded on the ex-dividend date. Investment gains and losses are calculated on the identified cost basis. Each World Selection Fund indirectly bears its proportionate share of fees and expenses incurred by the Underlying Funds in which it is invested. In addition, the World Selection Funds accrue their own expenses daily.

Allocations:

Expenses directly attributable to a Fund are charged to that Fund. Expenses not directly attributable to a Fund are allocated proportionately among the applicable series within the Trusts in relation to the net assets of each fund or on another reasonable basis. Class specific expenses are charged directly to the class incurring the expense. In addition, income, expenses (other than class specific expenses), and unrealized and realized gains and losses are allocated to each class based on relative net assets on a daily basis.

Dividends to Shareholders:

Dividends to shareholders from net investment income, if any, are declared and distributed monthly in the case of the Income Strategy Fund, quarterly in the case of the Moderate Strategy Fund and Conservative Strategy Fund, and annually in the case of the Aggressive Strategy Fund and Balanced Strategy Fund.

The World Selection Funds’ net realized gains, if any, are distributed to shareholders at least annually. Additional distributions are also made to the World Selection Funds’ shareholders to the extent necessary to avoid the federal excise tax on certain undistributed income and net capital gains of regulated investment companies.

The amount and character of net investment income and net realized gains distributions are determined in accordance with federal income tax regulations which may differ from GAAP. These “book/tax” differences are either considered temporary or permanent in nature. To the extent these differences are permanent in nature (e.g., reclassification of market discounts, certain gain/loss, and certain distributions), such amounts are reclassified within the composition of net assets; temporary differences (e.g., wash losses and post-October loss deferrals) do not require reclassification. The World Selection Funds may utilize equalization accounting for tax purposes and designate earnings and profits, including net realized gains distributed to shareholders on redemption of shares, as a part of the dividends paid deduction for income tax purposes. To the extent distributions to shareholders from net investment income and net realized gains exceed net investment income and net realized gains for tax purposes, they are reported as distributions of capital.

34       HSBC WORLD SELECTION FUNDS

HSBC WORLD SELECTION FUNDS
Notes to Financial Statements—as of April 30, 2015 (Unaudited) (continued)

Federal Income Taxes:

Each Fund is a separate taxable entity for federal income tax purposes. Each Fund has qualified and intends to continue to qualify each year as a “regulated investment company” under Subchapter M of the Internal Revenue Code, as amended, and to distribute substantially all of its taxable net investment income and net realized gains, if any, to its shareholders. Accordingly, no provision for federal income or excise tax is required.

Management of the Funds has reviewed tax positions taken in tax years that remain subject to examination by all major tax jurisdictions, including federal (i.e., the last three tax year ends and the interim tax period since then, as applicable). Management believes that there is no tax liability resulting from unrecognized tax benefits related to uncertain tax positions taken.

New Accounting Pronouncement:

In June 2014, the Financial Accounting Standards Board issued Accounting Standards Update No. 2014-11 “Transfers and Servicing (Topic 860)” (“ASU 2014-11”), which requires repurchase-to-maturity transactions to be accounted for as secured borrowing rather than sales with a forward commitment. In addition, for repurchase financing agreements, separate secured borrowing accounting is required for the components (i.e., transfer of a financial asset contemporaneous with a repurchase agreement with the same counterparty). The new and amended disclosures are effective for interim and annual reporting periods beginning after December 15, 2014. Management is currently evaluating the implications of ASU 2014-11 and its impact on the financial statements and related disclosures has not yet been determined.

3. Investment Valuation Summary:

The valuation techniques employed by the World Selection Funds, as described below, maximize the use of observable inputs and minimize the use of unobservable inputs in determining fair value. The inputs used for valuing the World Selection Funds’ investments are summarized in the three broad levels listed below:

●	Level 1: quoted prices in active markets for identical assets
●	Level 2: other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
●	Level 3: significant unobservable inputs (including a Fund’s own assumptions in determining the fair value of investments)

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The Funds determine transfers between fair value hierarchy levels at the reporting period end. The inputs or methodology used for valuing investments are not necessarily an indication of the risk associated with investing in those investments.

The World Selection Funds record their investments in the Underlying Funds at the net asset value reported by those funds and are typically categorized as Level 1 in the fair value hierarchy.

For the period ended April 30, 2015, there were no Level 3 investments for which significant unobservable inputs were used to determine fair value. As of April 30, 2015, all investments were categorized as Level 1 in the fair value hierarchy.

4. Related Party Transactions and Other Agreements and Plans:

Investment Management:

HSBC Global Asset Management (USA), Inc. (“HSBC” or the “Investment Adviser”), a wholly owned subsidiary of HSBC Bank USA, N.A., a national bank organized under the laws of the United States, acts as Investment Adviser to the World Selection Funds. As Investment Adviser, HSBC manages the investments of the World Selection Funds and continuously reviews, supervises and administers the World Selection Funds’ investments pursuant to an Investment Advisory Contract. For its services as Investment Adviser, HSBC is entitled to receive a fee, computed daily and paid monthly, based on average daily net assets, at an annual rate of 0.25% for each Fund.

HSBC WORLD SELECTION FUNDS       35

HSBC WORLD SELECTION FUNDS
Notes to Financial Statements—as of April 30, 2015 (Unaudited) (continued)

Administration:

HSBC serves the World Selection Funds as Administrator. Under the terms of the Administration Agreement, HSBC receives from the World Selection Funds (as well as other funds in the Trusts combined) a fee, accrued daily and paid monthly, at an annual rate of:

Based on Average Daily Net Assets of	Fee Rate(%)
Up to $10 billion	0.0550
In excess of $10 billion but not exceeding $20 billion	0.0350
In excess of $20 billion but not exceeding $50 billion	0.0275
In excess of $50 billion	0.0250

The fee rates and breakpoints are determined on the basis of the aggregate average daily net assets of the Trusts. The total administration fee paid to HSBC is allocated to each series of the Trusts based upon its proportionate share of the aggregate net assets of the Trusts. An amount equal to 50% of the administration fee is deemed to be class specific.

Pursuant to a Sub-Administration Agreement with HSBC, Citi Fund Services Ohio, Inc. (“Citi”), a wholly-owned subsidiary of Citigroup, Inc., serves as the Sub-Administrator for the Trusts subject to the general supervision by the Trusts’ Board of Trustees (the “Board”) and HSBC. For these services, Citi is entitled to a fee, payable by HSBC, at an annual rate equivalent to the fee rates set forth above subject to certain reductions associated with services provided to new funds minus 0.02%, which is retained by HSBC.

Under a Compliance Services Agreement between the Trusts and Citi (the “CCO Agreement”), Citi makes an employee available to serve as the Trusts’ Chief Compliance Officer (the “CCO”). Under the CCO Agreement, Citi also provides infrastructure and support in implementing the written policies and procedures comprising the Trusts’ compliance program, including support services to the CCO. For the services provided under the CCO Agreement, the Trusts paid Citi $174,850 for the period ended April 30, 2015, plus reimbursement of certain out of pocket expenses. Expenses incurred by each Fund are reflected on the Statements of Operations as “Compliance Services.” Citi pays the salary and other compensation earned by individuals performing these services, as employees of Citi.

Distribution Arrangements:

Foreside Distribution Services, L.P. (“Foreside”), a wholly-owned subsidiary of Foreside Financial Group LLC, serves the Trusts as Distributor (the “Distributor”). The Trust, for certain funds, has adopted a non-compensatory Distribution Plan and Agreement (the “Distribution Plan”) pursuant to Rule 12b-1 of the Act. The Distribution Plan provides for reimbursement of expenses incurred by the Distributor related to distribution and marketing, at a rate not to exceed 0.25%, 1.00%, and 1.00% of the average daily net assets of Class A Shares (currently not being charged), Class B Shares (currently charging 0.75%), and Class C Shares (currently charging 0.75%) of the World Selection Funds, respectively. For the period ended April 30, 2015, Foreside, as Distributor, also received $90,366, $0, and $11,235 in commissions from sales of the Trusts, for Class A Shares, Class B Shares, and Class C Shares, respectively of which $23, $0, and $0 were reallocated to HSBC-affiliated brokers and dealers, for Class A Shares, Class B Shares, and Class C Shares, respectively.

Shareholder Servicing:

The Trust has adopted a Shareholder Services Plan which provides for payments to shareholder servicing agents (which currently consist of HSBC and its affiliates) for providing various shareholder services. For performing these services, the shareholder servicing agents receive a fee that is computed daily and paid monthly up to 0.25% of the average daily net assets of each of the Class A Shares, Class B Shares and Class C Shares of the World Selection Funds. The fees paid to the Distributor pursuant to the Distribution Plan and to shareholder servicing agents pursuant to the Shareholder Services Plan currently are not intended to exceed, in the aggregate, 0.25% of the average daily net assets of Class A Shares and 1.00% of the average daily net assets of Class B Shares and Class C Shares.

36       HSBC WORLD SELECTION FUNDS

HSBC WORLD SELECTION FUNDS
Notes to Financial Statements—as of April 30, 2015 (Unaudited) (continued)

Fund Accounting and Transfer Agency:

Citi provides fund accounting for each Fund. Until March 31, 2015, Citi also provided transfer agency services for each Fund. As transfer agent, Citi received a fee based on the number of funds and shareholder accounts, subject to certain minimums, reductions associated with services provided to new funds and reimbursement of certain expenses. As fund accountant, Citi receives an annual fee per Fund and share class, subject to minimums, reductions associated with services provided to new funds and reimbursement of certain expenses. Citi receives additional fees paid by the Trust for blue sky exemption services. Effective March 31, 2015, transfer agent services were provided under the terms of a separate transfer agency services agreement with Citi. Citi’s rights and obligations under the transfer agency services agreement, in turn, were assigned to SunGard Investor Services LLC (“SIS”), effective March 31, 2015. The transfer agency services, and fees charged for such services, are unchanged as a result of the separate agreement or the assignment to SIS.

Independent Trustees:

Effective January 1, 2015, the Trusts pay each Independent Trustee an annual retainer of $100,000. The Trusts pay a fee of $12,000 for each regular meeting of the Board of Trustees attended and a fee of $3,000 for each special meeting attended. The Trusts pay each Committee Chair an annual retainer of $12,000, with the exception of the Chair of the Audit Committee, who receives a retainer of $15,000. The Trusts also pay the Chairman of the Board, an additional annual retainer of $30,000. Prior to January 1, 2015, the Trusts paid each Independent Trustee an annual retainer of $100,000. The Trusts paid a fee of $10,000 for each regular meeting of the Board of Trustees attended and a fee of $3,000 for each special meeting attended. The Trusts paid each Committee Chair an annual retainer of $3,000, with the exception of the Chair of the Audit Committee, who received a retainer of $6,000. The Trusts also paid the Chairman of the Board, an additional annual retainer of $24,000. In addition, for time expended on Board duties outside normal meetings, which is authorized by the Board, a Trustee was compensated at the rate of $500 per hour, up to a maximum of $3,000 per day.

Fee Reductions:

The Investment Adviser has agreed to contractually limit through March 1, 2016 the total annual expenses, exclusive of interest, taxes, brokerage commissions, extraordinary expense and estimated indirect expenses attributable to the Funds’ investments in investment companies. Each Fund Class has its own expense limitations based on the average daily net assets for any full fiscal year as follows: Class A Shares 1.50%, Class B Shares 2.25%, Class C Shares 2.25%.

Any amounts contractually waived or reimbursed by the Investment Adviser will be subject to repayment by the respective Fund to the Investment Adviser within three years to the extent that the repayment will not cause the Fund’s operating expenses to exceed the contractual expense limit that was in effect at the time of such waiver or reimbursement. During the period ended April 30, 2015, the Investment Adviser did not recapture any of its prior contractual waivers or reimbursements. As of April 30, 2015, the repayments that may potentially be made by the Funds are as follows:

Fund	2018($)	2017($)	2016($)	2015($)	Total($)
Aggressive Strategy Fund	2,744	—	421	27,768	30,933
Income Strategy Fund	57,672	114,923	138,725	77,417	388,737
____________________

*	The year listed above the amounts is the fiscal year ending in which the amounts will no longer be able to be recouped.

The Administrator and Citi may voluntarily waive/reimburse fees to help support the expense limits of the Funds. In addition, HSBC, in its role as Investment Adviser and Administrator, may waive/reimburse additional fees at its discretion. Any voluntary fee waivers/reimbursements are not subject to recoupment in subsequent fiscal periods. Voluntary waivers/reimbursements may be stopped at any time. Amounts waived/reimbursed by the Investment Adviser, Administrator, and Citi are reported separately on the Statements of Operations, as applicable.

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HSBC WORLD SELECTION FUNDS
Notes to Financial Statements—as of April 30, 2015 (Unaudited) (continued)

Affiliated Transactions:

A summary of each Fund’s investment in affiliated investment companies for the period ended April 30, 2015 is as follows:

				Net	Change in
			Proceeds	Capital and	Unrealized
	Value	Purchases	from	Realized	Appreciation	Value	Dividend
	10/31/2014	at Cost	Sales	Gain(Loss)	(Depreciation)	4/30/2015	Income
Aggressive Strategy Fund
HSBC Prime Money Market Fund - Class I	$357,358	$974,627	$(1,177,552)	$—	$—	$154,433	$65

Balanced Strategy Fund
HSBC Prime Money Market Fund - Class I	942,118	2,576,628	(3,355,852)	—	—	162,894	168
HSBC Emerging Markets Debt Fund - Class I	2,358,877	77,433	(162,131)	(17,692)	8,308	2,264,795	46,815
HSBC Emerging Markets Local Debt Fund - Class I	2,275,867	385,152	(162,131)	(35,635)	(182,956)	2,280,297	44,947

Moderate Strategy Fund
HSBC Prime Money Market Fund - Class I	855,338	2,480,274	(3,014,395)	—	—	321,217	273
HSBC Emerging Markets Debt Fund - Class I	2,142,360	57,474	(128,569)	(11,462)	3,343	2,063,146	42,524
HSBC Emerging Markets Local Debt Fund - Class I	2,075,630	2,572,027	(2,372,870)	(18,638)	(178,776)	2,077,373	40,991

Conservative Strategy Fund
HSBC Prime Money Market Fund - Class I	397,285	1,327,167	(1,580,301)	—	—	144,151	117
HSBC Emerging Markets Debt Fund - Class I	—	695,842	(35,938)	(432)	7,215	666,687	11,894
HSBC Emerging Markets Local Debt Fund - Class I	972,377	138,269	(62,101)	(10,203)	(84,618)	953,724	19,101

Income Strategy Fund
HSBC Prime Money Market Fund - Class I	20,778	194,411	(202,605)	—	—	12,584	8
HSBC Emerging Markets Local Debt Fund - Class I	65,717	13,098	(5,472)	(1,332)	(5,050)	66,961	1,328

5. Investment Transactions:

Cost of purchases and proceeds from sales of securities (excluding securities maturing less than one year from acquisition) for the period ended April 30, 2015 were as follows:

Fund	Purchases ($)	Sales ($)
Aggressive Strategy Fund	827,215	1,582,792
Balanced Strategy Fund	4,867,445	7,523,563
Moderate Strategy Fund	6,650,548	9,128,808
Conservative Strategy Fund	1,699,603	3,120,595
Income Strategy Fund	121,894	194,320

38       HSBC WORLD SELECTION FUNDS

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Notes to Financial Statements—as of April 30, 2015 (Unaudited) (continued)

6. Federal Income Tax Information:

At April 30, 2015, the cost basis of securities for federal income tax purposes, gross unrealized appreciation, gross unrealized depreciation and net unrealized appreciation/depreciation were as follows:

				Net Unrealized
		Tax Unrealized	Tax Unrealized	Appreciation/
	Tax Cost ($)	Appreciation ($)	Depreciation ($)	(Depreciation) ($)*
Aggressive Strategy Fund	16,907,362	581,916	(58,169)	523,747
Balanced Strategy Fund	43,877,021	1,336,252	(466,184)	870,068
Moderate Strategy Fund	39,918,885	950,473	(381,386)	569,087
Conservative Strategy Fund	18,408,524	369,817	(156,539)	213,278
Income Strategy Fund	1,277,921	23,280	(12,590)	10,690
____________________

*	The differences between book-basis unrealized appreciation (depreciation) is attributable primarily to tax deferral of losses on wash sales and the realization for tax purposes of unrealized gains/losses on investments in passive foreign investment companies.

The tax character of dividends paid by the World Selection Funds as of the latest tax year ended October 31, 2014, was as follows:

	Dividends paid from
		Net Long Term	Total Taxable	Return of	Total Dividends
	Ordinary Income ($)	Capital Gains ($)	Dividends ($)	Capital ($)	Paid ($)(1)
Aggressive Strategy Fund	155,623	1,042,365	1,197,988	—	1,197,988
Balanced Strategy Fund	1,005,907	2,808,516	3,814,423	—	3,814,423
Moderate Strategy Fund	757,629	1,711,813	2,469,442	—	2,469,442
Conservative Strategy Fund	376,902	550,497	927,399	—	927,399
Income Strategy Fund	32,983	7,386	40,369	—	40,369
____________________

(1)	Total dividends paid may differ from the amount reported in the Statement of Changes in Net Assets because dividends are recognized when actually paid for tax purposes.

As of the latest tax year ended October 31, 2014, the components of accumulated earnings/(deficit) on a tax basis for the World Selection Funds were as follows:

								Total
	Undistributed	Undistributed	Undistributed			Accumulated	Unrealized	Accumulated
	Ordinary	Tax Exempt	Long Term	Accumulated	Dividends	Capital and	Appreciation/	Earnings/
	Income ($)	Income ($)	Capital Gains ($)	Earnings ($)	Payable ($)	Other Losses ($)	(Depreciation) ($)(1)	(Deficit) ($)
Aggressive Strategy Fund	869,477	—	3,574,747	4,444,224	—	—	(30,765)	4,413,459
Balanced Strategy Fund	2,161,078	—	6,340,081	8,501,159	—	—	(90,662)	8,410,497
Moderate Strategy Fund	1,167,900	—	3,813,389	4,981,289	—	—	(14,421)	4,966,868
Conservative Strategy Fund	372,850	—	1,287,360	1,660,210	—	—	34,509	1,694,719
Income Strategy Fund	6,058	—	13,765	19,823	(8)	—	(1,130)	18,685
____________________

(1)	The differences between book-basis and tax-basis unrealized appreciation/depreciation are attributable primarily to: tax deferral of losses on wash sales, the realization for tax purposes of unrealized gains/losses on certain derivative instruments, the difference between book and tax amortization methods for premium and market discount, the realization for tax purposes of unrealized gains/losses on investments in passive foreign investment companies and the return of capital adjustments from real estate investment trusts.

7. Subsequent Events:

Management has evaluated events and transactions through the date the financial statements were issued, for purposes of recognition or disclosure in these financial statements and there are no subsequent events to report.

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HSBC WORLD SELECTION FUNDS
Investment Adviser Contract Approval

Section 15(c) of the Investment Company Act of 1940, as amended (the “1940 Act”), generally requires that a majority of the trustees of a mutual fund who are not “interested persons” of the fund or the investment adviser, as defined in the 1940 Act (the “Independent Trustees”), review and approve the investment advisory agreement at an in person meeting for an initial period of up to two years and thereafter on an annual basis. A summary of the materials factors considered by the Independent Trustees and the Boards of Trustees (the “Board”) of HSBC Funds, HSBC Advisor Funds Trust and HSBC Portfolios (each, a “Trust”) in connection with approving investment advisory and sub-advisory agreements for the series of the Trusts (each, a “Fund”) and the conclusions the Independent Trustees and Board made as a result of those considerations are set forth below.

Annual Continuation of Advisory and Sub-Advisory Agreements

The Board met in person and the Contracts and Expense Committee thereof, which consists of the Independent Trustees of the Trust (the “Contracts Committee”), met separately on two occasions (telephonically and in person) to consider, among other matters, the approval of the continuation of the: (i) Investment Advisory Contracts and related Supplements (“Advisory Contracts”) between the Trusts and the Adviser and (ii) Sub-Advisory Agreements (“Sub-Advisory Contracts” and, together with the Advisory Contracts, the “Agreements”) between the Adviser and each investment sub-adviser (“Sub-Adviser”) on behalf of one or more of the Funds.1

Prior to the meetings, the Independent Trustees requested, received and reviewed information to help them evaluation the terms of the Agreements. This information included, among other things, information about: (i) the services that the Adviser and Sub-Advisers provide; (ii) the personnel who provide such services; (iii) investment performance, including comparative data provided by Strategic Insight; (iv) trading practices of the Adviser and Sub-Advisers; (v) fees received or to be received by the Adviser and Sub-Advisers, including comparison with the advisory fees paid by other similar funds based on materials provided by Strategic Insight; (vi) total expense ratios, including in comparison with the total expense ratios of other similar funds provided by Strategic Insight; (vii) the profitability of the Adviser and certain of the Sub-Advisers; (viii) compliance-related matters pertaining to the Adviser and Sub-Advisers; (ix) regulatory developments, namely amendments adopted by the U.S. Securities and Exchange Commission (“SEC”) to the rules governing money market funds; and (x) and other information regarding the nature, extent and quality of services provided by the Adviser and the Sub-Advisers under their respective Agreements.

Counsel to the Trusts and counsel to the Independent Trustees were present at the Board Meetings. The Independent Trustees were separately advised by independent counsel throughout the process, and met with independent counsel in periodic executive and private sessions at which no representatives of management were present, including the two meetings of the Contracts Committee. Prior to voting to continue the Agreements, the Independent Trustees also receives a memorandum from their independent counsel discussing the legal standards for their consideration of the proposed continuation of the Agreements.

During the December 5, 2014 and December 15-16, 2014 Contracts Committee meetings, the Contracts Committee discussed, among other things: (i) the information provided in advance of the meetings; (ii) the Funds’ investment advisory arrangements and expense limitation agreements with the Adviser; (iii) the Trusts’ arrangements with unaffiliated sub-advisers to the Trusts, Westfield Capital Management Company, LP (“Westfield”) and Winslow Capital Management, LLC (“Winslow”); (iv) the Trusts’ arrangements with the affiliated sub-advisers to the Trusts, HSBC Global Asset Management (UK) Limited and HSBC Global Asset Management (Hong Kong ) Limited; (v) the fees paid to the Adviser pursuant to the Trusts’ agreements with the Adviser for the provision of various non-advisory services, including the Administration Agreement, Support Services Agreement and Operation Support Services Agreement and the terms and purpose of these agreements and comparative information about services and fees of other peer funds; (vi) regulatory considerations; (vii) the Adviser’s Multimanager function and the level of oversight services provided to Funds that are sub-advisers; (viii) the Adviser’s advisory services with respect to the Funds that are money market funds (“Money Market Funds”); (ix) the Adviser’s profitability and direct and indirect expenses; and (x) additional information provided by the Adviser at the request of the Board, following the December 5, 2014 Contracts Committee meeting. Following the December 5, 2014 and December 15-16, 2014 Contracts Committee meetings, the members of the Contracts Committee determined to recommend to the Board that the Agreements be continued for an additional one-year period.

____________________

[1]	The HSBC Asia ex-Japan Smaller Companies Equity Fund recently commenced operations and, therefore, the Agreement with respect to this Fund was not up for renewal.

40       HSBC WORLD SELECTION FUNDS

HSBC WORLD SELECTION FUNDS
Investment Adviser Contract Approval (continued)

At the in-person meeting held on December 16, 2014, the Board, including the Independent Trustees, reviewed and discussed the materials and other information provided by the Adviser and Sub-Advisers and considered the previous deliberations and recommendation of the Contracts Committee. In addition, the Board and the Contracts Committee took into consideration its experience with the Adviser and the Sub-Advisers, including quarterly performance reports prepared by management containing reviews of investment results and periodic presentations from portfolio managers, product managers and other senior employees of the Adviser and certain of the Sub-Advisers. As a result of this process, the Board and Independent Trustees determined to approve the continuation of the Agreements with respect to each Fund. The Committee and the Board reviewed materials and made their respective determinations based on a Fund by Fund basis.

Nature, Extent, and Quality of Services Provided by Adviser and Sub-Advisers. The Board, including the Independent Trustees, examined the nature, quality and extent of the investment advisory services provided by the Adviser to the Funds, as well as the quality and experience of the Adviser’s personnel.

The Board, including the Independent Trustees, also considered: (i) the long-term relationship between the Adviser and the Funds; (ii) the Adviser’s reputation and financial condition; (iii) the increase during the period of the HSBC Family of Funds’ assets; (iv) the Adviser’s ongoing efforts to implement the amendments adopted by the SEC to the rules governing money market funds; (iv) the business strategy of the Adviser and its parent company and their financial and other resources that are committed to the Funds’ business; and (v) the capabilities and performance of the Adviser’s portfolio management teams and other personnel.

With respect to the Money Market Funds, the Board also considered the additional yield support, in the form of additional expense reductions, provided by the Adviser and its affiliates to maintain a competitive yield for the Money Market Funds, and noted the impact of these subsidies and waivers had on the profitability of the Adviser. In addition, the Board considered the Adviser’s performance in fulfilling its responsibilities for overseeing its own and the Sub-Advisers’ compliance with the Funds’ compliance policies and procedures and investment objectives.

The Board, including the Independent Trustees, also examined the nature, quality and extent of the services that the Sub-Advisers provide to their respective Funds. In this regard, the Board considered the investment performance, as described below, and the portfolio risk characteristics achieved by the Sub-Advisers and the Sub-Advisers’ portfolio management teams, their experience, and the quality of their compliance programs, among other factors. The Board noted that Nuveen Investments, Inc., the parent company of Winslow, was recently acquired by TIAA-CREF. This acquisition resulted in a change of control of Winslow and an automatic termination of the previous Sub-Advisory Contract with Winslow under the 1940 Act. The Trustees considered the impact of this acquisition to the nature, quality and extent of the investment advisory services provided by Winslow.

Based on these considerations, the Board, including the Independent Trustees, concluded that the nature, quality and extent of the services provided by the Adviser and Sub-Advisers supported continuance of the Agreements.

Investment Performance of the Funds, Adviser and Sub-Advisers. The Board, including the Independent Trustees, considered the investment performance of each Fund over various periods of time, as compared to one another as well as to comparable peer funds, one or more benchmark indices and other accounts managed by the Adviser and Sub-Advisers.

In the context of the Aggressive Strategy Fund, Balanced Strategy Fund, Moderate Strategy Fund, Conservative Strategy Fund and Income Strategy Fund (the “World Selection Funds”), the Board considered the relationship between the targeted risk, or volatility, levels of the Funds and their performance, as well as the difficulties in identifying an appropriate peer group against which to compare these funds in light of their targeted risk levels. The Board also considered Fund expenses, recent changes to the World Selection Funds’ investment strategies that are expected to result in a decrease in Fund expenses and the impact of estimated Fund expenses on performance.

In the context of the HSBC Growth Portfolio, the Board discussed performance for the 3-year and 5-year periods and evaluated the Adviser’s discussion of the Fund’s performance in light of the current market conditions and Winslow’s investment strategy. The Independent Trustees noted that the fees paid to Winslow are based on total assets under management of all Winslow sub-advised funds affiliated with the Adviser, including the HSBC Growth Portfolio. In the context of the HSBC Opportunity Portfolio, the Board discussed Fund expenses, including

HSBC WORLD SELECTION FUNDS       41

HSBC WORLD SELECTION FUNDS
Investment Adviser Contract Approval (continued)

the sub-advisory fees paid to Westfield, and recent performance and volatility information. The Board noted the HSBC Opportunity Portfolio was in the first quartile for the 1-year, 3-year and 5-year periods in its respective Morningstar category.

In the context of the HSBC Emerging Markets Debt Fund, HSBC Emerging Markets Local Debt Fund, HSBC Frontier Markets Fund, HSBC Total Return Fund and HSBC RMB Fixed Income Fund, the Board evaluated each Fund’s performance against the comparative data provided by Strategic Insight. The Independent Trustees also considered the Adviser’s commentary on this comparative data.

In the context of the HSBC Emerging Markets Debt Fund and HSBC Emerging Markets Local Debt Fund, the Board noted that the Funds’ relative performance was in the first quartile year-to-date and the second quartile for the 1-year period ending September 2014, in their respective Morningstar categories, and that each Fund’s contractual advisory fee was relatively low compared to its peers. In addition, the Board considered the HSBC Frontier Markets Fund’s current expense ratios, but noted that its relative performance was in the first quartile for the 1-year and 3-year periods ending September 2014 in its respective Morningstar category, and that it is currently closed to new investors.

With respect to the HSBC Total Return Fund, the Board noted the Adviser’s discussion of the difficulties in identifying an appropriate peer group against which to compare this Fund in light of its investment strategies, and considered the Fund’s relative performance, which was in the third quartile year-to-date and for the 1-year period ending September 2014 in its respective Morningstar category. The Board also considered the Fund’s current expense ratios compared to its peers. In the context of the HSBC RMB Fixed Income Fund, the Independent Trustees discussed the Fund’s unique investment strategies and relative performance against its peer group.

For the Money Market Funds, the Board considered the additional yield support that the Adviser had provided in order for the Money Market Funds to maintain positive yield and performance, and that the returns of the Funds were similar to their competitors.

The Board, including the Independent Trustees, considered the Adviser’s commitment to continue to evaluate and undertake actions to help generate competitive investment performance. The Board, including the Independent Trustees, concluded that under the circumstances, the investment performance of each Fund was such that each Agreement should continue.

Costs of Services and Profits Realized by the Adviser and Sub-Advisers. The Board, including the Independent Trustees, considered the costs of the services provided by the Adviser and Sub-Advisers and the expense ratios of the Funds more generally. The Board considered the Adviser’s profitability and costs, including, but not limited to, an analysis provided by the Adviser of its estimated profitability attributable to its relationship with the Funds. The Board also considered the contractual advisory fees under the Advisory Contracts and compared those fees to the fees of similar funds, which had been compiled and provided by Strategic Insight. The Board determined that, although some competitors had lower fees than the Funds, in general, the Fund’s advisory fees were reasonable in light of the nature and quality of services provided, noting the resources, expertise and experience provided to the Funds by the Adviser and Sub-Advisers.

The Board also considered information comparing the advisory fees under the Advisory Contracts with those of other accounts managed by the Adviser.

The Board further considered the costs of the services provided by the Sub-Advisers, as available; the relative portions of the total advisory fees paid to the Sub-Advisers and retained by the Adviser in its capacity as the Funds’ investment adviser; and the services provided by the Adviser and Sub-Advisers. In the context of the HSBC Growth Portfolio and HSBC Opportunity Portfolio, the Board considered the sub-advisory fee structures, and any applicable breakpoints. In addition, the Board discussed the distinction between the services provided by the Adviser to HSBC Funds with sub-advisers pursuant to the Advisory Contracts and the services provided by the sub-advisers pursuant to the Sub-Advisory Contracts. The Board also considered information on profitability where provided by the Sub-Advisers.

The Board, including the Independent Trustees, concluded that the advisory fees payable to the Adviser and the Funds’ Sub-Advisers were reasonable in light of the factors set forth above.

42       HSBC WORLD SELECTION FUNDS

HSBC WORLD SELECTION FUNDS
Investment Adviser Contract Approval (continued)

Other Relevant Considerations. The Board, including the Independent Trustees, also considered the extent to which the Adviser and Sub-Advisers had achieved economies of scale, whether the Funds’ expense structure permits economies of scale to be shared with the Funds’ shareholders and, if so, the extent to which the Funds’ shareholders may benefit from these economies of scale. The Board noted that, The Board also noted the contractual caps on certain Fund expenses provided by the Adviser with respect to many of the Funds in order to reduce or control the overall operating expenses of those Funds and noted the Adviser’s entrepreneurial commitment to the Funds. In addition, the Board considered certain information provided by the Adviser and Sub-Advisers with respect to the benefits they may derive from their relationships with the Funds, including the fact that certain Sub-Advisers have “soft dollar” arrangements with respect to Fund brokerage and therefore may have access to research and other permissible services.

In approving the renewal of the Agreements, the Board, including the Independent Trustees, did not identify any single factor as controlling, and generally attributed different weights to various factors for the various Funds. The Board evaluated all information available to them on a Fund-by-Fund basis, and their decisions were made separately with respect to each Fund. In light of the above considerations and such other factors and information it considered relevant, the Board by a unanimous vote of those present in person at the meeting (including a separate unanimous vote of the Independent Trustees present in person at the meeting) approved the continuation of each Agreement.

HSBC WORLD SELECTION FUNDS       43

HSBC WORLD SELECTION FUNDS
Table of Shareholder Expenses—as of April 30, 2015 (Unaudited)

As a shareholder of the World Selection Funds, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchases, redemption fees and exchange fees; and (2) ongoing costs, including management fees; distribution and/or shareholder servicing fees and other Fund expenses. These examples are intended to help you understand your ongoing costs (in dollars) of investing in the Funds and to with the ongoing costs of investing in other mutual funds.

These examples are intended to help you understand your ongoing costs (in dollars) of investing in the World Selection Funds and to compare these costs with the ongoing costs of investing in other mutual funds.

These examples are based on an investment of $1,000 invested at the beginning of the period and held for the entire period from November 1, 2014 through April 30, 2015.

Actual Example

The table below provides information about actual account values and actual expenses. You may use the information below, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the table under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

					Annualized
		Beginning	Ending	Expenses Paid	Expense Ratio
		Account Value	Account Value	During Period*	During Period
		11/1/14	4/30/15	11/1/14 - 4/30/15	11/1/14 - 4/30/15
Aggressive Strategy Fund	Class A Shares	$1,000.00	$1,035.90	$7.57	1.50%
	Class B Shares	1,000.00	1,031.40	11.33	2.25%
	Class C Shares	1,000.00	1,031.00	11.33	2.25%
Balanced Strategy Fund	Class A Shares	1,000.00	1,030.20	5.54	1.10%
	Class B Shares	1,000.00	1,025.40	9.29	1.85%
	Class C Shares	1,000.00	1,025.40	9.29	1.85%
Moderate Strategy Fund	Class A Shares	1,000.00	1,025.10	5.67	1.13%
	Class B Shares	1,000.00	1,020.40	9.42	1.88%
	Class C Shares	1,000.00	1,020.60	9.42	1.88%
Conservative Strategy Fund	Class A Shares	1,000.00	1,016.30	7.35	1.47%
	Class B Shares	1,000.00	1,012.70	11.08	2.22%
	Class C Shares	1,000.00	1,013.10	11.13	2.23%
Income Strategy Fund	Class A Shares	1,000.00	1,013.90	7.49	1.50%
	Class B Shares	1,000.00	1,010.20	11.21	2.25%
	Class C Shares	1,000.00	1,011.20	11.22	2.25%
____________________

*	Expenses are equal to the average account value over the period multiplied by the Fund’s annualized expense ratio, multiplied by 181/365 (to reflect the one half year period).

44       HSBC WORLD SELECTION FUNDS

HSBC WORLD SELECTION FUNDS
Table of Shareholder Expenses—as of April 30, 2015 (Unaudited) (continued)

Hypothetical Example for Comparison Purposes

The table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees, or exchange fees. Therefore, the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

					Annualized
		Beginning	Ending	Expenses Paid	Expense Ratio
		Account Value	Account Value	During Period*	During Period
		11/1/14	4/30/15	11/1/14 - 4/30/15	11/1/14 - 4/30/15
Aggressive Strategy Fund	Class A Shares	$1,000.00	$1,017.36	$7.50	1.50%
	Class B Shares	1,000.00	1,013.64	11.23	2.25%
	Class C Shares	1,000.00	1,013.64	11.23	2.25%
Balanced Strategy Fund	Class A Shares	1,000.00	1,019.34	5.51	1.10%
	Class B Shares	1,000.00	1,015.62	9.25	1.85%
	Class C Shares	1,000.00	1,015.62	9.25	1.85%
Moderate Strategy Fund	Class A Shares	1,000.00	1,019.19	5.66	1.13%
	Class B Shares	1,000.00	1,015.47	9.39	1.88%
	Class C Shares	1,000.00	1,015.47	9.39	1.88%
Conservative Strategy Fund	Class A Shares	1,000.00	1,017.50	7.35	1.47%
	Class B Shares	1,000.00	1,013.79	11.08	2.22%
	Class C Shares	1,000.00	1,013.74	11.13	2.23%
Income Strategy Fund	Class A Shares	1,000.00	1,017.36	7.50	1.50%
	Class B Shares	1,000.00	1,013.64	11.23	2.25%
	Class C Shares	1,000.00	1,013.64	11.23	2.25%
____________________

*	Expenses are equal to the average account value over the period multiplied by the Fund's annualized expense ratio, multiplied by 181/365 (to reflect the one half year period).

HSBC WORLD SELECTION FUNDS       45

Other Information (Unaudited):

Information regarding how the Funds voted proxies relating to portfolio securities during the most recent 12-month period ended June 30th is available (i) without charge, upon request, by calling 1-800-525-5757 for HSBC Bank USA and HSBC Brokerage (USA) Inc. clients and 1-800-782-8183 for all other shareholders; (ii) on the Funds’ website at www.investorfunds.us.hsbc.com; and (iii) on the Security and Exchange Commission’s (“Commission”) website at http://www.sec.gov.

The Funds file their complete schedules of portfolio holdings with the Commission for the first and third quarters of each fiscal year on Form N-Q. The Funds’ Forms N-Q are available on the Commission’s website at http://www.sec.gov. The Funds’ Forms N-Q may be reviewed and copied at the Commission’s Public Reference Room in Washington, D.C. and information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330. The Funds’ Schedules of Investments will be available no later than 60 days after each period end, without charge, on the Funds’ website at www.investorfunds.us.hsbc.com.

An investment in a Fund is not a deposit of HSBC Bank USA, National Association, and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

46       HSBC WORLD SELECTION FUNDS

HSBC FAMILY OF FUNDS:

INVESTMENT ADVISER AND ADMINISTRATOR

HSBC Global Asset Management (USA) Inc.
452 Fifth Avenue
New York, NY 10018

Investment products:
ARE NOT A BANK DEPOSIT OR OBLIGATION OF THE BANK OR ANY OF ITS AFFILIATES	ARE NOT FDIC INSURED	ARE NOT INSURED BY ANY FEDERAL GOVERNMENT AGENCY
ARE NOT GUARANTEED BY THE BANK OR ANY OF ITS AFFILIATES		MAY LOSE VALUE

SHAREHOLDER SERVICING AGENTS

For HSBC Bank USA, N.A. and
HSBC Securities (USA) Inc. Clients

HSBC Bank USA, N.A.
452 Fifth Avenue
New York, NY 10018
1-888-525-5757

For All Other Shareholders

HSBC Funds
P.O. Box 182845
Columbus, OH 43218
1-800-782-8183

TRANSFER AGENT

SunGard Investor Services, LLC
3435 Stelzer Road
Columbus, OH 43219

DISTRIBUTOR

Foreside Distribution Services, L.P.
690 Taylor Road, Suite 150
Gahanna, OH 43230

CUSTODIAN

The Northern Trust Company
50 South LaSalle Street
Chicago, IL 60603

INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

PricewaterhouseCoopers LLP
300 Madison Avenue
New York, NY 10017

LEGAL COUNSEL

Dechert LLP
1900 K Street, N.W.
Washington, D.C. 20006

Investment products are offered by HSBC Securities (USA) Inc. (HSI), member NYSE/FINRA/SIPC. HSI is an affiliate of HSBC Bank USA, N.A. Investment products: Are not a deposit or other obligation of the bank or any of its affiliates; Not FDIC insured or insured by any federal government agency of the United States; Not guaranteed by the bank or any of its affiliates; and are subject to investment risk, including possible loss of principal invested.

Investors should consider the investment objectives, risks, charges, and expenses of the investment company carefully before investing. The prospectus contains this and other important information about the investment company. For clients of HSBC Securities (USA) Inc., please call 1-888-525-5757 for more information. For other investors and prospective investors, please call the Funds directly at 1-800-782-8183 or visit our website at www.investorfunds.us.hsbc.com. Investors should read the prospectus carefully before investing or sending money.

HSB-SAR-WS-0615	6/15

HSBC Global Asset Management (USA) Inc.

HSBC Funds
Semi-Annual Report
April 30, 2015

EQUITY FUNDS	Class A	Class B	Class C	Class I
HSBC Growth Fund	HOTAX	HOTBX	HOTCX	HOTYX
HSBC Opportunity Fund	HSOAX	HOPBX	HOPCX	RESCX

HSBC Family of Funds
Semi-Annual Report - April 30, 2015

Glossary of Terms
Commentary From the Investment Manager	3
Portfolio Reviews	4
Statements of Assets and Liabilities	8
Statements of Operations	9
Statements of Changes in Net Assets	10
Financial Highlights	14
Notes to Financial Statements	18
Investment Adviser Contract Approval	26
Table of Shareholder Expenses	30
HSBC Portfolios
Portfolio Composition	32
Schedules of Portfolio Investments
HSBC Growth Portfolio	33
HSBC Opportunity Portfolio	35
Statements of Assets and Liabilities	37
Statements of Operations	38
Statements of Changes in Net Assets	39
Financial Highlights	40
Notes to Financial Statements	42
Investment Adviser Contract Approval	47
Table of Shareholder Expenses	51
Other Information	52

Glossary of Terms

Barclays U.S. Aggregate Bond Index is an unmanaged index generally representative of investment-grade, USD-denominated, fixed-rate debt issues, taxable bond market, including Treasuries, government-related and corporate securities, asset-backed, mortgage-backed and commercial mortgage-backed securities, with maturities of at least one year.

Barclays U.S. Corporate High-Yield Bond Index is an unmanaged index that measures the non-investment grade, USD-denominated, fixed-rate, taxable corporate bond market. Securities are classified as high-yield if the middle rating of Moody’s, Fitch, and S&P is Ba1/BB+/BB+ or below. The index excludes emerging markets debt.

Gross Domestic Product (“GDP”) measures the market value of the goods and services produced by labor and property in the United States.

Lipper Large-Cap Growth Funds Average is an equally weighted average of mutual funds that, by portfolio practice, invest at least 75% of their equity assets in companies with market capitalizations (on a three-year weighted basis) above Lipper’s U.S. Diversified Equity large-cap floor. Large-cap growth funds typically have an above-average price-to-earnings ratio, price-to-book ratio, and three-year sales-per-share growth value, compared to the S&P 500 Index.

Lipper Mid-Cap Growth Funds Average is an equally weighted average of mutual funds that, by portfolio practice, invest at least 75% of their equity assets in companies with market capitalizations (on a three-year weighted basis) below Lipper’s U.S. Diversified Equity large-cap floor. Mid-cap growth funds typically have an above-average price-to-earnings ratio, price-to-book ratio, and three-year sales-per-share growth value, compared to the S&P MidCap 400 Index.

MSCI Europe Australasia and Far East (“MSCI EAFE”) Index is an unmanaged equity index which captures large and mid cap representation across Developed Markets countries: Australia, Austria, Belgium, Denmark, Finland, France, Germany, Hong Kong, Ireland, Israel, Italy, Japan, the Netherlands, New Zealand, Norway, Portugal, Singapore, Spain, Sweden, Switzerland and the UK (excluding the U.S. and Canada).

MSCI Emerging Markets (“MSCI EM”) Index is an unmanaged index that captures large and mid cap representation across 23 Emerging Markets (EM) countries: Brazil, Chile, China, Colombia, Czech Republic, Egypt, Greece, Hungary, India, Indonesia, Korea, Malaysia, Mexico, Peru, Philippines, Poland, Qatar, Russia, South Africa, Taiwan, Thailand, Turkey and United Arab Emirates.

Russell 1000® Growth Index is an unmanaged index that measures the performance of the large-cap growth segment of the U.S. equity universe. It includes those Russell 1000 companies with higher price-to-book ratios and higher forecasted growth values.

Russell 2000® Index is an unmanaged index that measures the performance of the small-cap segment of the U.S. equity universe. The Russell 2000® Index is a subset of the Russell 3000® Index representing approximately 10% of the total market capitalization of that index. It includes approximately 2000 of the smallest securities based on a combination of their market cap and current index membership.

Russell 2500™ Growth Index is an unmanaged index that measures the performance of the small- to mid-cap growth segment of the U.S. equity universe. It includes those Russell 2500 companies with higher price-to-book ratios and higher forecasted growth values.

Standard & Poor’s 500 (“S&P 500”) Index is an unmanaged index that is widely regarded as a gauge of the U.S. equities market. This index includes 500 leading companies in leading industries of the U.S. economy. The S&P 500 Index focuses on the large-cap segment of the market, with approximately 80% coverage of U.S. equities.

Lipper is an independent mutual fund performance monitor whose results are based on total return and do not reflect a sales charge.

Securities indices assume reinvestment of all distributions and interest payments and do not take in account brokerage fees or expenses. Securities in the Funds do not match those in the indices and performance of the Funds will differ. Investors cannot invest directly in an index.

2       HSBC FAMILY OF FUNDS

Commentary From the Investment Manager
HSBC Global Asset Management (USA) Inc.

U.S. Economic Review

The global economy grew modestly over the six-month period between November 1, 2014 and April 30, 2015. Signs of recovery emerged in many economies that had been suffering from ongoing weaknesses. However, new challenges arose for many economies in the form of low commodity prices, a strong U.S. dollar, and the prospect of increased interest rates in the U.S.

U.S. economic growth declined significantly over the period, slowed by a harsh winter and disappointing economic data. A strong dollar also caused headwinds for U.S. exports. Economic indicators over the period pointed to slowing manufacturing output, declining business spending and falling corporate profits. Some bright spots remained, however, in the form of a robust housing market, strong consumer spending, rising personal incomes and low inflation.

The U.S. labor market showed significant strength over the period. The unemployment rate fell from 5.8% to 5.4%, and the long-term unemployment rate which, has hampered the labor market recovery, declined. Some upward pressure on wages emerged as well, in part from announcements by major employers such as McDonald’s and Wal-Mart of wage hikes for low-earning employees.

A recovery in the eurozone continued to gain momentum over the period. Economic growth picked up slightly in the region, driven in part by rising consumer confidence and a robust stimulus program from the European Central Bank. The Japanese economy also rebounded from a 2014 recession with modest U.S. gross domestic product1 (GDP) growth.

A steep drop in the price of oil and other commodities was a major factor affecting the global economy during the period. This development hurt emerging economies that are heavily dependent on exporting those commodities and generally benefited commodity-importing economies. A strong U.S. dollar also created a challenging environment for countries holding high levels of debt denominated in the U.S. dollar.

The Chinese economy, which experienced a rather sharp downturn in 2014, showed some signs of stabilization. China saw its weakest pace of economic growth in six years in the first quarter of 2015 despite a far-reaching stimulus program. However, the housing market—an area of critical weakness—improved moderately while industrial output ticked upwards. Moreover, Chinese economic growth did not slow as dramatically as many analysts had predicted.

Geopolitical issues in Ukraine and the Middle East also created economic uncertainties that weighed on investor sentiment. The Russian economy ground to a halt over the period, delivering 0% economic growth due in large part to Western trade sanctions and falling commodity prices. Nonetheless, Russian stocks did see a rally in the first quarter of 2015 after declining in the first half of the period.

Anticipation regarding the Federal Reserve’s (the Fed) plan to raise interest rates (now expected in the fall of 2015) was a significant factor throughout the period. Fed officials remained reluctant to hike rates until the labor market showed more improvement even as they continued to suggest that increases could occur in 2015. Fed Chair Janet Yellen has said that initial increases will be small and gradual.

GDP grew at a rate of 2.2% in the fourth quarter of 2014. A preliminary estimate puts GDP growth at 0.2% for the first quarter of 2015.

Market Review

U.S. equities rose modestly over the six-month period. Early in the period, the strengthening U.S. dollar lowered earnings expectations for many multinational firms while sinking oil prices dealt a powerful blow to several sectors of the stock market. These dynamics changed somewhat in April as oil prices began to recover and the U.S. dollar lost ground to several major global currencies. Stocks in Europe, Japan, and China performed well over the period and economic challenges in these economies appeared to diminish, partly due to stimulus efforts by central banks.

The S&P 500 Index1 of large company stocks returned 4.40% for the six months through April 2015. The Russell 2000® Index1 of small company stocks returned 4.65%. Emerging markets generally outperformed developed economies, due in part to a robust rally in the final months of the period that was buoyed by a recovery in oil prices. News that the European Central Bank would pursue a quantitative easing program and expectations that the Fed would push back the timing of its interest rate hikes also helped to support the rally. The MSCI EM Index1 ended the period up 4.04% while the MSCI EAFE Index1 of international stocks in developed markets returned 7.06% for the period.

Fixed income securities generally performed well over the period. U.S. bonds benefited from assurances by the Fed that interest rate increases would occur gradually. Quantitative easing programs outside the U.S. pushed down government bond yields significantly in developing economies. Yields on U.S. long-term bonds remained relatively high.

The Barclays U.S. Aggregate Bond Index1, which tracks the broad investment grade fixed income market, returned 2.06% for the six months through April 2015, while the Barclays U.S. Corporate High-Yield Bond Index1 returned 1.51%. Fixed income markets in Europe and Japan generated modest returns, while emerging markets debt lost ground.

1	For additional information, please refer to the Glossary of Terms.

HSBC FAMILY OF FUNDS       3

Portfolio Reviews (Unaudited)
HSBC Growth Fund
(Class A Shares, Class B Shares, Class C Shares and Class I Shares)

by Clark J. Winslow, CEO/Portfolio Manager
Justin H. Kelly, CFA, CIO/Portfolio Manager
Patrick M. Burton, CFA, Managing Director/Portfolio Manager
Winslow Capital Management, LLC

The HSBC Growth Fund (the “Fund”) seeks long-term growth of capital. Under normal market conditions, the Fund invests primarily in U.S. and foreign equity securities of high-quality companies with market capitalizations generally in excess of $2 billion, which the subadviser believes have the potential to generate superior levels of long-term profitability and growth. The Fund utilizes a two-tier structure, commonly known as a “master-feeder” structure, in which the Fund invests all of its investable assets in the HSBC Growth Portfolio (the “Portfolio”). The Portfolio employs Winslow Capital Management, LLC as its subadviser.

Investment Concerns

Equity securities (stocks) are more volatile and carry more risk than other forms of investments, including investments in high-grade fixed income securities.

The growth investment style may fall out of favor in the marketplace and result in significant declines in the value of the Portfolio’s securities. Securities of companies considered to be growth investments may have rapid price swings in the event of earnings disappointments or during periods of market, political, regulatory and economic uncertainty.

The Fund may invest in real estate investment trusts (“REITs”), which are subject to the risks related to direct investment in real estate, such as real estate risk, regulatory risks, concentration risk, and diversification risk. By itself the Fund does not constitute a complete investment plan and should be considered a long-term investment for investors who can afford to weather changes in the value of their investments.

For a complete description of these and other risks associated with investment in a mutual fund, please refer to the Fund’s prospectus.

Market Commentary

For the six-month period ended April 30, 2015, the Fund returned 4.52% (without sales charge) for the Class A Shares and 4.65% for the Class I Shares. That compared to a 6.54% total return for the Russell 1000® Growth Index1, the Fund’s primary performance benchmark, and a 5.46% total return for the Lipper Large-Cap Growth Funds Average1.

Portfolio Performance

Falling oil prices, a strengthening U.S. dollar and declining interest rates in developed countries were the main factors influencing equity markets for the six-month period under review. Investors were largely prepared for these factors, which helped equities post fairly strong gains for the six-month period. Equity investors were less prepared, however, for the mid-March comments by the Federal Reserve’s Open Market Committee (“FOMC”) that hinted at a delay in any short-term interest rate hikes. Investors generally responded by shifting away from high-growth stocks toward consumer staples and real estate investment trusts (“REITs”).

The Fund underperformed its benchmark in part due to the shift in investor attitudes from the FOMC announcement. The Fund held lower-than-benchmark exposure to REITs and the consumer staples sector, both of which saw strong gains late in the period.†

Stock selection in several sectors dragged on the Fund’s relative performance, particularly in the information technology, industrials and materials sectors. For example, shares of a Chinese Internet search provider underperformed as the company reinvested heavily during the period, dampening near-term earnings expectations. Meanwhile, shares of a Chinese Internet company also underperformed as it transitioned its business model. In the industrials sector, shares of a railroad company dragged on relative returns as rail volumes dropped in the first quarter of 2015 due to harsh winter weather on the East Coast and a port strike on the West Coast.†

Stock selection boosted relative performance in two sectors. In the consumer staples sector, holdings of a healthcare company posted fairly strong returns for the period, boosted by strong U.S. pharmaceutical demand. In the telecommunications sector, holdings of a cellular tower company helped boost relative returns as did avoiding a broadband telecommunications company that posted negative returns for the period due to the negative impacts of a cellular service price competition. An underweight position in the telecommunications sector also helped buoy relative returns. Below-benchmark exposure to the energy sector benefited relative performance as that sector suffered as a result of the low energy prices.

†	Portfolio composition is subject to change.
1	For additional information, please refer to the Glossary of Terms.

Past performance does not guarantee future results. The performance data quoted represents past performance and current returns may be lower or higher. Total return figures include change in share price, reinvestment of dividends and capital gains and do not reflect taxes that a shareholder would pay on Fund distributions or on the redemption of Fund shares. Investment return and principal value will fluctuate so that an investor’s shares, when redeemed may be worth more or less than the original cost. To obtain performance information current to the most recent month end, please call 1-800-782-8183.

4       HSBC FAMILY OF FUNDS

Portfolio Reviews (Unaudited)
HSBC Growth Fund

			Average Annual			Expense
Fund Performance			Total Return (%)			Ratio (%)[6]
	Inception	Six
As of April 30, 2015	Date	Months*	1 Year	5 Year	10 Year	Gross	Net
HSBC Growth Fund Class A1	5/7/04[5]	-0.69	12.08	13.09	9.34	1.33	1.20
HSBC Growth Fund Class B2	5/7/04[5]	0.67	13.20	13.41	9.42	2.08	1.95
HSBC Growth Fund Class C3	5/7/04[5]	3.26	16.08	13.39	9.08	2.08	1.95
HSBC Growth Fund Class I	5/7/04[5]	4.65	18.29	14.54	10.18	1.08	0.95
Russell 1000® Growth Index[4]	—	6.54	16.67	15.49	9.62	N/A	N/A
Lipper Large-Cap Growth Funds Average[4]	—	5.46	16.13	13.79	8.80	N/A	N/A

Past performance does not guarantee future results. The performance data quoted represents past performance and current returns may be lower or higher. Total return figures include change in share price, reinvestment of dividends and capital gains and do not reflect the taxes that a shareholder would pay on Fund distributions or on the redemption of Fund shares. Investment return and principal value will fluctuate so that an investor’s shares, when redeemed may be worth more or less than the original cost. To obtain performance information current to the most recent month end, please call 1-800-782-8183.

The performance above reflects any fee waivers that have been in effect during the applicable periods, as well as any expense reimbursements that have periodically been made. Absent such waivers and reimbursements, returns would have been lower. Currently, contractual fee waivers are in effect for the Fund through March 1, 2016.

Certain returns shown include monies received by the Portfolio, in which the Fund invests, in respect of one-time class action settlements and a one-time reimbursement from HSBC Global Asset Management (USA) Inc. (the “Adviser”) to the Fund related to past marketing arrangements. As a result, the Fund’s total returns for those periods were higher than they would have been had the Portfolio and the Fund not received the payments.

*	Aggregate total return.
1	Reflects the maximum sales charge of 5.00%.
2	Reflects the applicable contingent deferred sales charge, maximum of 4.00%.
3	Reflects the applicable contingent deferred sales charge, maximum of 1.00%.
4	For additional information, please refer to the Glossary of Terms.
5	The HSBC Growth Fund was initially offered for purchase effective May 7, 2004; however, no shareholder activity occurred until May 10, 2004.
6

Reflects the expense ratios as reported in the prospectus dated February 27, 2015. The Adviser has entered into a contractual expense limitation agreement with the Fund under which it will limit total expenses of the Fund (excluding interest, taxes, brokerage commissions, extraordinary expenses and estimated indirect expenses attributable to the Fund’s investments in investment companies other than the Portfolio) to an annual rate of 1.20%, 1.95%, 1.95% and 0.95% for Class A Shares, Class B Shares, Class C Shares and Class I Shares, respectively. The expense limitation shall be in effect until March 1, 2016. Additional information pertaining to the April 30, 2015 expense ratios can be found in the financial highlights.

The Fund’s performance is measured against the Russell 1000® Growth Index, an unmanaged index that measures the performance of the large-cap growth segment of the U.S. equity universe. It includes those Russell 1000 companies with higher price-to-book ratios and higher forecasted growth values. The performance of the index does not reflect the deduction of expenses associated with a mutual fund, such as investment management and fund accounting fees. The Fund’s performance reflects the deduction of fees for these value-added services. Investors cannot invest directly in an index.

HSBC FAMILY OF FUNDS       5

Portfolio Reviews (Unaudited)
HSBC Opportunity Fund (Advisor)
(Class I Shares)
HSBC Opportunity Fund
(Class A Shares, Class B Shares and Class C Shares)

by William A. Muggia, Committee Lead/Portfolio Manager
Ethan J. Myers, CFA, Portfolio Manager
John M. Montgomery, Portfolio Manager
Hamlen Thompson, Portfolio Manager
Bruce N. Jacobs, CFA, Portfolio Manager
Westfield Capital Management Company, L.P.

The HSBC Opportunity Fund and HSBC Opportunity Fund (Advisor) (collectively the “Fund”) seek long-term growth of capital by investing, under normal market conditions, primarily in equity securities of small- and mid-cap companies. Small- and mid-cap companies generally are defined as those that have market capitalizations within the range of market capitalizations represented in the Russell 2500™ Growth Index. The Fund may also invest in equity securities of larger, more established companies and may invest up to 20% of its assets in securities of foreign companies. The Fund employs a two-tier structure, commonly referred to as a “master-feeder” structure, in which the Fund invests all of its investable assets in the HSBC Opportunity Portfolio (the “Portfolio”). The Portfolio employs Westfield Capital Management Company, L.P. as its subadviser.

Investment Concerns

Equity securities (stocks) are more volatile and carry more risk than other forms of investments, including investments in high-grade fixed income securities.

Small- to mid-capitalization funds typically carry additional risks since smaller companies generally have a higher risk of failure, and historically, their stocks have experienced a greater degree of market volatility than stocks on average.

The growth investment style may fall out of favor in the marketplace and result in significant declines in the value of the Portfolio’s securities. Securities of companies considered to be growth investments may have rapid price swings in the event of earnings disappointments or during periods of market, political, regulatory and economic uncertainty.

There are risks associated with investing in foreign companies, such as erratic market conditions, economic and political instability and fluctuations in currency and exchange rates.

For a complete description of these and other risks associated with investment in a mutual fund, please refer to the Fund’s prospectus.

Market Commentary

For the six-month period ended April 30, 2015, the Class I Shares of the HSBC Opportunity Fund (Advisor) produced a 6.55% total return, and the Class A Shares of the Fund produced a 6.21% total return (without sales charge). The Russell 2500™ Growth Index1, the Fund’s primary performance benchmark, and the Lipper Mid-Cap Growth Funds Average1 returned 8.31% and 6.83%, respectively.

Portfolio Performance

U.S. equities posted uneven but positive returns during the six-month period under review. The rising value of the U.S. dollar early in the period dampened earnings expectations for many multinational firms. At the same time, a dramatic collapse of crude oil prices in late 2014 helped buoy parts of the economy while dragging on others. Investor sentiment fluctuated during the period, rising amid fairly strong economic growth and low energy prices early in the period, and falling as U.S. economic growth slowed considerably in early 2015. Meanwhile, the economies of Europe, Japan, and China showed signs of improvement during the period, due in large part to stimulus efforts by central banks around the world.

Domestic small-cap stocks lost momentum late in the period, However, such securities still managed to outperform their large-cap counterparts for the six-month period. The health care sector posted strong gains that were driven in part by a spate of high-profile mergers and acquisitions among biotechnology and pharmaceutical companies. The Fund’s holdings in the consumer discretionary and information technology sectors provided the best absolute performance for the period, as investors generally showed a greater appetite for growth stocks over value stocks. The energy and materials sectors were the only sectors to post negative returns for the period, as low energy prices were a serious headwind for those sectors.†

The Fund underperformed its benchmark for the six-month period. Stock selection in the health care sector was the largest detractor from the Fund’s relative performance, particularly with respect to holdings of pharmaceutical firms and companies focused on health care suppliers, equipment, and facilities. The biggest detractor in this sector was a specialty pharmaceutical company that received an unexpected negative ruling from the FDA for a key product. Stock selection in the materials sector also dragged on the Fund’s relative performance, as shares of a company with ties to the oil and gas equipment and services sector declined sharply amid falling energy prices.†

Stock selection in the consumer discretionary sector helped boost the Fund’s relative return. Holdings of a burger chain benefited the Fund’s performance as the company delivered strong same-store sales growth. A cosmetics retailer also boosted relative returns as it benefited from strong growth in a number of its stores. Stock selection among technology stocks also benefited relative results, as shares of a network security company posted strong gains due in part to growing concerns about IT security.†

†	Portfolio composition is subject to change.
1	For additional information, please refer to the Glossary of Terms.

Past performance does not guarantee future results. The performance data quoted represents past performance and current returns may be lower or higher. Total return figures include change in share price, reinvestment of dividends and capital gains and do not reflect taxes that a shareholder would pay on Fund distributions or on the redemption of Fund shares. Investment return and principal value will fluctuate so that an investor’s shares, when redeemed may be worth more or less than the original cost. To obtain performance information current to the most recent month end, please call 1-800-782-8183.

6      HSBC FAMILY OF FUNDS

Portfolio Reviews (Unaudited)
HSBC Opportunity Fund

			Average Annual			Expense
Fund Performance			Total Return (%)			Ratio (%)[5]
	Inception	Six
As of April 30, 2015	Date	Months*	1 Year	5 Year	10 Year	Gross	Net
HSBC Opportunity Fund Class A1	9/23/96	0.86	5.55	14.26	12.04	1.86	1.65
HSBC Opportunity Fund Class B2	1/6/98	2.69	6.97	14.62	12.12	2.61	2.40
HSBC Opportunity Fund Class C3	11/4/98	5.14	9.50	14.61	11.79	2.61	2.40
HSBC Opportunity Fund Class I†	9/3/96	6.55	11.77	16.04	13.10	1.00	1.00
Russell 2500™ Growth Index[4]	—	8.31	15.54	15.68	11.02	N/A	N/A
Lipper Mid-Cap Growth Funds Average[4]	—	6.83	14.09	13.87	9.74	N/A	N/A

Past performance does not guarantee future results. The performance data quoted represents past performance and current returns may be lower or higher. Total return figures include change in share price, reinvestment of dividends and capital gains and do not reflect the taxes that a shareholder would pay on Fund distributions or on the redemption of Fund shares. Investment return and principal value will fluctuate so that an investor’s shares, when redeemed may be worth more or less than the original cost. To obtain performance information current to the most recent month end, please call 1-800-782-8183.

The performance above reflects any fee waivers that have been in effect during the applicable periods, as well as any expense reimbursements that have periodically been made. Absent such waivers and reimbursements, returns would have been lower. Currently, contractual fee waivers are in effect for the Fund through March 1, 2016 for Class A Shares, Class B Shares and Class C Shares.

Certain returns shown include monies received by the Portfolio, in which the Fund invests, in respect of one-time class action settlements and a one-time reimbursement from HSBC Global Asset Management (USA) Inc. (the “Adviser”) to the Fund related to past marketing arrangements. As a result, the Fund’s total returns for those periods were higher than they would have been had the Portfolio and the Fund not received the payments.

*	Aggregate total return.
†	The Class I Shares are issued by a series of HSBC Advisor Funds Trust, also named the HSBC Opportunity Fund.
1	Reflects the maximum sales charge of 5.00%.
2	Reflects the applicable contingent deferred sales charge, maximum of 4.00%.
3	Reflects the applicable contingent deferred sales charge, maximum of 1.00%.
4	For additional information, please refer to the Glossary of Terms.
5	Reflects the expense ratios as reported in the prospectus dated February 27, 2015. The Adviser has entered into a contractual expense limitation agreement with the Fund under which it will limit total expenses of the Fund (excluding interest, taxes, brokerage commissions, extraordinary expenses and estimated indirect expenses attributable to the Fund’s investments in investment companies other than the Portfolio) to an annual rate of 1.65%, 2.40%, and 2.40% for Class A Shares, Class B Shares, and Class C Shares, respectively. The expense limitation shall be in effect until March 1, 2016. Additional information pertaining to the April 30, 2015 expense ratios can be found in the financial highlights.

The Fund’s performance is measured against the Russell 2500™ Growth Index, an unmanaged index that measures the performance of the small- to mid-cap growth segment of the U.S. equity universe. It includes those Russell 2500 companies with higher price-to-book ratios and higher forecasted growth values. The performance for the index does not reflect the deduction of expenses associated with a mutual fund, such as investment management and fund accounting fees. The Fund’s performance reflects the deduction of fees for these value-added services. Investors cannot invest directly in an index.

HSBC FAMILY OF FUNDS       7

HSBC FAMILY OF FUNDS

Statements of Assets and Liabilities—as of April 30, 2015 (Unaudited)

			Opportunity
	Growth	Opportunity	Fund
	Fund	Fund	(Advisor)
Assets:
Investments in Affiliated Portfolios	$75,275,863	$19,579,376	$213,064,388
Receivable for capital shares issued	11,980	835	94,742
Receivable from Investment Adviser	182	4,792	—
Prepaid expenses	13,984	16,503	12,273
Total Assets	75,302,009	19,601,506	213,171,403

Liabilities:
Payable for capital shares redeemed	151,040	204	197,861
Accrued expenses and other payables:
Administration	1,563	406	4,436
Distribution fees	579	709	—
Shareholder Servicing	3,129	6,404	—
Accounting	1,905	1,508	716
Transfer Agent	10,044	7,139	7,418
Trustee	183	29	513
Other	18,190	16,723	49,327
Total Liabilities	186,633	33,122	260,271
Net Assets	$75,115,376	$19,568,384	$212,911,132

Composition of Net Assets:
Capital	51,745,037	16,280,990	171,249,078
Accumulated net investment income/(loss)	(256,033)	(146,792)	(911,039)
Accumulated net realized gains/(losses) from investments	5,095,385	480,278	7,251,829
Net unrealized appreciation (depreciation) on investments	18,530,987	2,953,908	35,321,264
Net Assets	$75,115,376	$19,568,384	$212,911,132

Net Assets:
Class A Shares	$13,040,250	$18,451,910	$—
Class B Shares	249,520	294,873	—
Class C Shares	662,580	821,601	—
Class I Shares	61,163,026	—	212,911,132
Total	$75,115,376	$19,568,384	$212,911,132

Shares Outstanding:
($0.001 par value, unlimited number of shares authorized):
Class A Shares	666,318	1,642,581	—
Class B Shares	15,105	38,409	—
Class C Shares	39,740	102,877	—
Class I Shares	3,034,053	—	14,320,753

Net Asset Value, Offering Price and Redemption Price per share:
Class A Shares(a)	$19.57	$11.23	$—
Class B Shares(a)	$16.52	$7.68	$—
Class C Shares(a)	$16.67	$7.99	$—
Class I Shares(a)	$20.16	$—	$14.87
Maximum Sales Charge:
Class A Shares	5.00%	5.00%	—%
Maximum Offering Price per share
(Net Asset Value / (100%-maximum sales charge))
Class A Shares	$20.60	$11.82	$—
____________________

(a)	Redemption Price per share varies by length of time shares are held.

8 HSBC FAMILY OF FUNDS	See notes to financial statements.

HSBC FAMILY OF FUNDS

Statements of Operations—For the period ended April 30, 2015 (Unaudited)

			Opportunity
	Growth	Opportunity	Fund
	Fund	Fund	(Advisor)
Investment Income:
Investment income from Affiliated Portfolios	$322,050	$62,794	$714,240
Expenses from Affiliated Portfolios	(273,866)	(80,984)	(918,975)
Total Investment Income	48,184	(18,190)	(204,735)

Expenses:
Administration:
Class A Shares	1,597	2,097	—
Class B Shares	34	38	—
Class C Shares	80	97	—
Class I Shares	7,598	—	25,363
Distribution:
Class B Shares	1,062	1,175	—
Class C Shares	2,483	2,999	—
Shareholder Servicing:
Class A Shares	16,471	21,671	—
Class B Shares	354	392	—
Class C Shares	828	999	—
Accounting	11,903	9,424	4,464
Compliance Services	395	90	1,056
Printing	6,862	1,744	17,886
Audit	8,735	8,734	8,735
Transfer Agent	29,309	26,012	25,931
Trustee	1,144	255	3,002
Registration fees	17,932	12,412	9,804
Other	15,016	2,953	23,045
Total expenses before fee and expense reductions	121,803	91,092	119,286
Fees voluntarily reduced/reimbursed by Investment Adviser	—	(9,231)	—
Fees contractually reduced/reimbursed by Investment Adviser	(9,386)	(15,574)	—
Net Expenses	112,417	66,287	119,286

Net Investment Income (Loss)	(64,233)	(84,477)	(324,021)

Realized/Unrealized Gains (Losses) from Investments:
Net realized gains (losses) from investments from Affiliated Portfolios	5,945,267	546,787	7,324,433
Change in unrealized appreciation/depreciation on investments from Affiliated Portfolios	(2,358,772)	655,388	6,445,624

Net realized/unrealized gains (losses) on investments from Affiliated Portfolios	3,586,495	1,202,175	13,770,057
Change in Net Assets Resulting from Operations	$3,522,262	$1,117,698	$13,446,036

See notes to financial statements.	HSBC FAMILY OF FUNDS 9

HSBC FAMILY OF FUNDS

Statements of Changes in Net Assets

	Growth Fund		Opportunity Fund
	Six Months Ended	For the	Six Months Ended	For the year
	April 30, 2015	year ended	April 30, 2015	ended
	(unaudited)	October 31, 2014	(unaudited)	October 31, 2014
Investment Activities:
Operations:
Net investment income (loss)	$(64,233)	$(190,388)	$(84,477)	$(182,586)
Net realized gains (losses) from investments	5,945,267	12,286,957	546,787	3,388,218
Change in unrealized appreciation/depreciation
on investments	(2,358,772)	(838,892)	655,388	(1,436,875)
Change in net assets resulting from operations	3,522,262	11,257,677	1,117,698	1,768,757

Dividends:
Net realized gains:
Class A Shares	(2,019,395)	(1,473,999)	(3,049,523)	(1,492,680)
Class B Shares	(54,222)	(61,772)	(79,546)	(63,060)
Class C Shares	(115,977)	(91,036)	(180,411)	(103,788)
Class I Shares	(9,610,318)	(7,953,745)	—	—
Change in net assets resulting from
shareholder dividends	(11,799,912)	(9,580,552)	(3,309,480)	(1,659,528)
Change in net assets resulting from capital
transactions	4,563,673	(5,327,302)	4,494,339	1,706,742
Change in net assets	(3,713,977)	(3,650,177)	2,302,557	1,815,971

Net Assets:
Beginning of period	78,829,353	82,479,530	17,265,827	15,449,856
End of period	$75,115,376	$78,829,353	$19,568,384	$17,265,827
Accumulated net investment income (loss)	$(256,033)	$(191,800)	$(146,792)	$(62,315)

10 HSBC FAMILY OF FUNDS	See notes to financial statements.

HSBC FAMILY OF FUNDS

Statements of Changes in Net Assets (continued)

	Growth Fund		Opportunity Fund
	Six Months Ended	For the	Six Months Ended	For the year
	April 30, 2015	year ended	April 30, 2015	ended
	(unaudited)	October 31, 2014	(unaudited)	October 31, 2014
CAPITAL TRANSACTIONS:
Class A Shares:
Proceeds from shares issued	$337,344	$496,557	$3,341,280	$1,938,423
Dividends reinvested	1,980,018	1,426,628	3,006,848	1,468,888
Value of shares redeemed	(1,358,271)	(1,492,047)	(2,010,448)	(1,701,878)
Class A Shares capital transactions	959,091	431,138	4,337,680	1,705,433

Class B Shares:
Dividends reinvested	54,222	61,488	79,546	63,060
Value of shares redeemed	(71,704)	(228,368)	(57,675)	(190,960)
Class B Shares capital transactions	(17,482)	(166,880)	21,871	(127,900)

Class C Shares:
Proceeds from shares issued	116,662	195,573	77,475	219,440
Dividends reinvested	115,977	89,319	180,412	102,306
Value of shares redeemed	(247,440)	(126,331)	(123,099)	(192,537)
Class C Shares capital transactions	(14,801)	158,561	134,788	129,209

Class I Shares:
Proceeds from shares issued	3,543,380	12,675,493	—	—
Dividends reinvested	9,568,372	7,911,912	—	—
Value of shares redeemed	(9,474,887)	(26,337,526)	—	—
Class I Shares capital transactions	3,636,865	(5,750,121)	—	—
Change in net assets resulting from capital transactions	$4,563,673	$(5,327,302)	$4,494,339	$1,706,742

SHARE TRANSACTIONS:
Class A Shares:
Issued	17,371	24,260	292,577	154,943
Reinvested	103,395	70,451	276,365	121,096
Redeemed	(65,666)	(70,856)	(182,380)	(135,770)
Change in Class A Shares	55,100	23,855	386,562	140,269

Class B Shares:
Reinvested	3,345	3,464	10,677	6,968
Redeemed	(4,331)	(12,832)	(7,431)	(20,434)
Change in Class B Shares	(986)	(9,368)	3,246	(13,466)

Class C Shares:
Issued	7,091	10,381	8,895	22,638
Reinvested	7,089	4,996	23,279	10,965
Redeemed	(13,853)	(6,864)	(13,106)	(19,935)
Change in Class C Shares	327	8,513	19,068	13,668

Class I Shares:
Issued	169,847	602,647	—	—
Reinvested	485,458	382,218	—	—
Redeemed	(460,376)	(1,244,759)	—	—
Change in Class I Shares	194,929	(259,894)	—	—

See notes to financial statements.	HSBC FAMILY OF FUNDS 11

HSBC FAMILY OF FUNDS

Statements of Changes in Net Assets (continued)

	Opportunity Fund (Advisor)
	Six Months Ended	For the
	April 30, 2015	year ended
	(unaudited)	October 31, 2014
Investment Activities:
Operations:
Net investment income (loss)	$(324,021)	$(1,025,940)
Net realized gains (losses) from investments	7,324,433	43,323,713
Change in unrealized appreciation/depreciation on investments	6,445,624	(18,084,143)
Change in net assets resulting from operations	13,446,036	24,213,630

Dividends:
Net investment income:
Class I Shares	—	(433,947)
Net realized gains:
Class I Shares	(42,957,976)	(21,203,571)
Change in net assets resulting from shareholder dividends	(42,957,976)	(21,637,518)
Change in net assets resulting from capital transactions	37,186,518	(5,660,696)
Change in net assets	7,674,578	(3,084,584)

Net Assets:
Beginning of period	205,236,554	208,321,138
End of period	$212,911,132	$205,236,554
Accumulated net investment income (loss)	$(911,039)	$(587,018)

12 HSBC FAMILY OF FUNDS	See notes to financial statements.

HSBC FAMILY OF FUNDS

Statements of Changes in Net Assets (continued)

	Opportunity Fund (Advisor)
	Six Months Ended	For the
	April 30, 2015	year ended
	(unaudited)	October 31, 2014
CAPITAL TRANSACTIONS:
Class I Shares:
Proceeds from shares issued	$13,381,875	$23,221,586
Dividends reinvested	42,818,632	21,593,694
Value of shares redeemed	(19,013,989)	(50,475,976)
Class I Shares capital transactions	37,186,518	(5,660,696)
Change in net assets resulting from capital transactions	$37,186,518	$(5,660,696)

SHARE TRANSACTIONS:
Class I Shares:
Issued	881,384	1,349,096
Reinvested	2,979,724	1,308,790
Redeemed	(1,291,264)	(2,969,584)
Change in Class I Shares	2,569,844	(311,698)
See notes to financial statements.	HSBC FAMILY OF FUNDS 13

HSBC GROWTH FUND
Financial Highlights

Selected data for a share outstanding throughout the periods indicated.*

		Investment Activities			Dividends						Ratios/Supplementary Data
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(a)	Net Realized and Unrealized Gains (Losses) from Investments	Total from Investment Activities	Net Investment Income	Net Realized Gains from Investment Transactions	Total Dividends	Net Asset Value, End of Period	Total Return(b)		Net Assets at End of Period (000’s)	Ratio of Net Expenses to Average Net Assets (c)	Ratio of Net Investment Income (Loss) to Average Net Assets (c)	Ratio of Expenses to Average Net Assets (Excluding Fee Reductions) (c)	Portfolio Turnover (b),(d)
CLASS A SHARES
Six Months Ended
April 30, 2015 (unaudited)	$22.09	$(0.04)	$0.96	$0.92	$—	$(3.44)	$(3.44)	$19.57	4.52%		$13,040	1.20%	(0.36)%	1.22%	31%
Year Ended October 31, 2014	21.73	(0.09)	3.03	2.94	—	(2.58)	(2.58)	22.09	14.59%		13,504	1.20%	(0.44)%	1.21%	68%
Year Ended October 31, 2013	17.69	(0.01)	5.34	5.33	—	(1.29)	(1.29)	21.73	32.24%	(e)	12,761	1.20%	(0.05)%	1.21%	75%
Year Ended October 31, 2012	16.59	(0.06)	1.16	1.10	—	—	—	17.69	6.63%	(e)	11,327	1.20%	(0.36)%	1.27%	53%
Year Ended October 31, 2011	15.02	(0.07)	1.64	1.57	—	—	—	16.59	10.45%	(e)	15,349	1.18%	(0.45)%	1.18%	56%
Year Ended October 31, 2010	12.54	(0.07)	2.55	2.48	—	—	—	15.02	19.78%	(e),(f)	16,452	1.20%	(0.54)%	1.23%	89%
CLASS B SHARES
Six Months Ended
April 30, 2015 (unaudited)	19.24	(0.10)	0.82	0.72	—	(3.44)	(3.44)	16.52	4.10%		250	1.95%	(1.11)%	1.98%	31%
Year Ended October 31, 2014	19.36	(0.21)	2.67	2.46	—	(2.58)	(2.58)	19.24	13.81%		310	1.95%	(1.17)%	1.96%	68%
Year Ended October 31, 2013	16.02	(0.12)	4.75	4.63	—	(1.29)	(1.29)	19.36	31.16%	(e)	493	1.95%	(0.72)%	1.96%	75%
Year Ended October 31, 2012	15.13	(0.17)	1.06	0.89	—	—	—	16.02	5.88%	(e)	621	1.95%	(1.10)%	2.03%	53%
Year Ended October 31, 2011	13.80	(0.18)	1.51	1.33	—	—	—	15.13	9.64%	(e)	962	1.93%	(1.19)%	1.93%	56%
Year Ended October 31, 2010	11.60	(0.16)	2.36	2.20	—	—	—	13.80	18.97%	(e),(f)	1,213	1.95%	(1.28)%	1.98%	89%
CLASS C SHARES
Six Months Ended
April 30, 2015 (unaudited)	19.38	(0.10)	0.83	0.73	—	(3.44)	(3.44)	16.67	4.12%		663	1.95%	(1.11)%	1.98%	31%
Year Ended October 31, 2014	19.49	(0.22)	2.69	2.47	—	(2.58)	(2.58)	19.38	13.76%		764	1.95%	(1.19)%	1.96%	68%
Year Ended October 31, 2013	16.12	(0.14)	4.80	4.66	—	(1.29)	(1.29)	19.49	31.15%	(e)	602	1.95%	(0.81)%	1.96%	75%
Year Ended October 31, 2012	15.23	(0.18)	1.07	0.89	—	—	—	16.12	5.84%	(e)	482	1.95%	(1.14)%	2.03%	53%
Year Ended October 31, 2011	13.89	(0.18)	1.52	1.34	—	—	—	15.23	9.65%	(e)	251	1.94%	(1.21)%	1.94%	56%
Year Ended October 31, 2010	11.68	(0.17)	2.38	2.21	—	—	—	13.89	18.92%	(e),(f)	184	1.95%	(1.30)%	1.99%	89%
CLASS I SHARES
Six Months Ended
April 30, 2015 (unaudited)	22.63	(0.01)	0.98	0.97	—	(3.44)	(3.44)	20.16	4.65%		61,163	0.95%	(0.11)%	0.97%	31%
Year Ended October 31, 2014	22.14	(0.04)	3.11	3.07	—	(2.58)	(2.58)	22.63	14.94%		64,252	0.95%	(0.18)%	0.96%	68%
Year Ended October 31, 2013	17.99	0.04	5.42	5.46	(0.02)	(1.29)	(1.31)	22.14	32.49%	(e)	68,624	0.95%	0.20%	0.96%	75%
Year Ended October 31, 2012	16.83	(0.02)	1.18	1.16	—	—	—	17.99	6.89%	(e)	57,916	0.95%	(0.12)%	1.04%	53%
Year Ended October 31, 2011	15.19	(0.04)	1.68	1.64	—	—	—	16.83	10.80%	(e)	57,222	0.94%	(0.22)%	0.94%	56%
Year Ended October 31, 2010	12.65	(0.04)	2.58	2.54	—	—	—	15.19	20.08%	(e),(f)	49,474	0.95%	(0.30)%	0.99%	89%

*	The per share amounts and percentages reflect income and expenses assuming inclusion of the Fund’s proportionate share of the income and expenses of the HSBC Growth Portfolio.
(a)	Calculated based on average shares outstanding.
(b)	Not annualized for periods less than one year. Total return calculations do not include any sales or redemption charges.
(c)	Annualized for periods less than one year.
(d)	Portfolio turnover rate is calculated on the basis of the respective Portfolio in which the Fund invests all of its investable assets. Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing between the classes of shares issued.

14 HSBC FAMILY OF FUNDS	See notes to financial statements.

HSBC GROWTH FUND

(e)	The Portfolio, in which the Fund invests, received monies related to certain nonrecurring litigation settlements. The corresponding impact to the total return was 0.17%, 0.28%, 0.12% and 0.16% for the years ended October 31, 2010, 2011, 2012 and 2013, respectively.
(f)	During the year ended October 31, 2010, the Fund received a distribution from a “fair fund” established by the SEC in connection with a consent order against BISYS Fund Services, Inc. (See Note 7 in the Notes to Financial Statements). The corresponding impact to the net income ratio and the total return was 0.02%, 0.02%, 0.02% and 0.02% for Class A Shares, Class B Shares, Class C Shares and Class I Shares, respectively.

See notes to financial statements.	HSBC FAMILY OF FUNDS 15

HSBC OPPORTUNITY FUND
Financial Highlights

Selected data for a share outstanding throughout the periods indicated.*

		Investment Activities			Dividends					Ratios/Supplementary Data
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(a)	Net Realized and Unrealized Gains (Losses) from Investments	Total from Investment Activities	Net Realized Gains from Investment Transactions	Total Dividends	Net Asset Value, End of Period	Total Return(b)		Net Assets at End of Period (000’s)	Ratio of Net Expenses to Average Net Assets (c)	Ratio of Net Investment Income (Loss) to Average Net Assets (c)		Ratio of Expenses to Average Net Assets (Excluding Fee Reductions) (c)	Portfolio Turnover (b),(d)
CLASS A SHARES
Six Months Ended
April 30, 2015 (unaudited)	$12.83	$(0.05)	$0.77	$0.72	$(2.32)	$(2.32)	$11.23	6.21%		$18,452	1.55%	(0.87)%		1.82%	36%
Year Ended October 31, 2014	12.78	(0.13)	1.53	1.40	(1.35)	(1.35)	12.83	11.57%		16,110	1.55%	(1.04)%		1.86%	66%
Year Ended October 31, 2013	10.13	(0.06)	3.34	3.28	(0.63)	(0.63)	12.78	34.02	%(e)	14,259	1.55%	(0.49)%		2.01%	70%
Year Ended October 31, 2012	10.63	(0.05)	1.11	1.06	(1.56)	(1.56)	10.13	12.08	%(e)	10,204	1.55%	(0.51)%		2.20%	59%
Year Ended October 31, 2011	9.67	(0.07)	1.19	1.12	(0.16)	(0.16)	10.63	11.59	%(e)	11,145	1.55%	(0.62)%		1.85%	69%
Year Ended October 31, 2010	7.56	(0.09)	2.20	2.11	—	—	9.67	27.91	%(e),(f)	11,282	1.55%	(1.00	)%(f)	2.07%	68%
CLASS B SHARES
Six Months Ended
April 30, 2015 (unaudited)	9.51	(0.06)	0.55	0.49	(2.32)	(2.32)	7.68	5.92%		295	2.30%	(1.61)%		2.57%	36%
Year Ended October 31, 2014	9.87	(0.16)	1.15	0.99	(1.35)	(1.35)	9.51	10.74%		334	2.30%	(1.74)%		2.60%	66%
Year Ended October 31, 2013	8.01	(0.11)	2.60	2.49	(0.63)	(0.63)	9.87	33.10	%(e)	480	2.30%	(1.24)%		2.77%	70%
Year Ended October 31, 2012	8.80	(0.10)	0.87	0.77	(1.56)	(1.56)	8.01	11.15	%(e)	499	2.30%	(1.25)%		2.99%	59%
Year Ended October 31, 2011	8.09	(0.12)	0.99	0.87	(0.16)	(0.16)	8.80	10.75	%(e)	536	2.30%	(1.36)%		2.64%	69%
Year Ended October 31, 2010	6.37	(0.13)	1.85	1.72	—	—	8.09	27.00	%(e),(f)	658	2.30%	(1.78	)%(f)	2.86%	68%
CLASS C SHARES
Six Months Ended
April 30, 2015 (unaudited)	9.80	(0.07)	0.58	0.51	(2.32)	(2.32)	7.99	5.95%		822	2.30%	(1.62)%		2.57%	36%
Year Ended October 31, 2014	10.14	(0.17)	1.18	1.01	(1.35)	(1.35)	9.80	10.64%		822	2.30%	(1.77)%		2.61%	66%
Year Ended October 31, 2013	8.21	(0.11)	2.67	2.56	(0.63)	(0.63)	10.14	33.15	%(e)	711	2.30%	(1.21)%		2.76%	70%
Year Ended October 31, 2012	8.98	(0.10)	0.89	0.79	(1.56)	(1.56)	8.21	11.14	%(e)	545	2.30%	(1.19)%		3.03%	59%
Year Ended October 31, 2011	8.25	(0.13)	1.02	0.89	(0.16)	(0.16)	8.98	10.79	%(e)	437	2.30%	(1.38)%		2.64%	69%
Year Ended October 31, 2010	6.49	(0.13)	1.89	1.76	—	—	8.25	27.12	%(e),(f)	341	2.30%	(1.75	)%(f)	2.86%	68%

*	The per share amounts and percentages reflect income and expenses assuming inclusion of the Fund’s proportionate share of the income and expenses of the HSBC Opportunity Portfolio.
(a)	Calculated based on average shares outstanding.
(b)	Not annualized for periods less than one year. Total return calculations do not include any sales or redemption charges.
(c)	Annualized for periods less than one year.
(d)	Portfolio turnover rate is calculated on the basis of the respective Portfolio in which the Fund invests all of its investable assets. Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing between the classes of shares issued.
(e)	The Portfolio, in which the Fund invests, received monies related to certain nonrecurring litigation settlements. The corresponding impact to the total return was 0.15%, 0.10%, 0.10% and 0.13% for the years ended October 31, 2010, 2011, 2012 and 2013, respectively.
(f)	During the year ended October 31, 2010, the Fund received a distribution from a “fair fund” established by the SEC in connection with a consent order against BISYS Fund Services, Inc. (See Note 7 in the Notes to Financial Statements). The corresponding impact to the net income ratio and the total return was 0.01%, 0.01% and 0.01% for Class A Shares, Class B Shares and Class C Shares, respectively.

16 HSBC FAMILY OF FUNDS	See notes to financial statements.

HSBC OPPORTUNITY FUND (ADVISOR)
Financial Highlights

Selected data for a share outstanding throughout the periods indicated.*

		Investment Activities			Dividends						Ratios/Supplementary Data
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(a)	Net Realized and Unrealized Gains (Losses) from Investments	Total from Investment Activities	Net Investment Income	Net Realized Gains from Investment Transactions	Total Dividends	Net Asset Value, End of Period	Total Return(b)		Net Assets at End of Period (000’s)	Ratio of Net Expenses to Average Net Assets (c)	Ratio of Net Investment Income (Loss) to Average Net Assets (c)	Ratio of Expenses to Average Net Assets (Excluding Fee Reductions) (c)	Portfolio Turnover (b),(d)
CLASS I SHARES
Six Months Ended
April 30, 2015 (unaudited)	$17.47	$(0.02)	$1.04	$1.02	$—	$(3.62)	$(3.62)	$14.87	6.55%		$212,911	0.99%	(0.31)%	0.99%	36%
Year Ended October 31, 2014	17.27	(0.08)	2.07	1.99	(0.04)	(1.75)	(1.79)	17.47	12.16%		205,237	1.00%	(0.49)%	1.00%	66%
Year Ended October 31, 2013	13.40	0.01	4.47	4.48	—	(0.61)	(0.61)	17.27	34.70	%(e)	208,321	0.99%	0.07%	0.99%	70%
Year Ended October 31, 2012	14.02	(0.01)	1.46	1.45	—	(2.07)	(2.07)	13.40	12.50	%(e)	135,098	1.08%	(0.01)%	1.08%	59%
Year Ended October 31, 2011	12.77	(0.01)	1.57	1.56	—	(0.31)	(0.31)	14.02	12.25	%(e)	122,017	1.01%	(0.07)%	1.01%	69%
Year Ended October 31, 2010	9.93	(0.06)	2.90	2.84	—	—	—	12.77	28.60	%(e),(f)	117,064	1.01%	(0.46)%	1.01%	68%

*	The per share amounts and percentages reflect income and expenses assuming inclusion of the Fund’s proportionate share of the income and expenses of the HSBC Opportunity Portfolio.
(a)	Calculated based on average shares outstanding.
(b)	Not annualized for periods less than one year. Total return calculations do not include any sales or redemption charges.
(c)	Annualized for periods less than one year.
(d)	Portfolio turnover rate is calculated on the basis of the respective Portfolio in which the Fund invests all of its investable assets. Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing between the classes of shares issued.
(e)	The Portfolio, in which the Fund invests, received monies related to certain nonrecurring litigation settlements. The corresponding impact to the total return was 0.15%, 0.10%, 0.10% and 0.13% for the years ended October 31, 2010, 2011, 2012 and 2013, respectively.
(f)	During the year ended October 31, 2010, the Fund received a distribution from a “fair fund” established by the SEC in connection with a consent order against BISYS Fund Services, Inc. (See Note 7 in the Notes to Financial Statements). The corresponding impact to the net income ratio and the total return was 0.01% for Class I Shares.

See notes to financial statements.	HSBC FAMILY OF FUNDS 17

HSBC FAMILY OF FUNDS
Notes to Financial Statements—as of April 30, 2015

1. Organization:

The HSBC Funds (the “Trust”), a Massachusetts business trust organized on April 22, 1987, and the HSBC Advisor Funds Trust (the “Advisor Trust”), a Massachusetts business trust organized on April 5, 1996, are registered under the Investment Company Act of 1940, as amended (the “Act”), as open-end management investment companies. As of April 30, 2015, the Trust is composed of 16 separate operational funds and the Advisor Trust is composed of one operational fund, each a series of the HSBC Family of Funds, which also includes the HSBC Portfolios (the “Portfolio Trust”) (collectively the “Trusts”). The accompanying financial statements are presented for the following three funds (individually a “Fund”, collectively the “Funds”) of the Trust and Advisor Trust:

Fund	Short Name	Trust
HSBC Growth Fund	Growth Fund	Trust
HSBC Opportunity Fund	Opportunity Fund	Trust
HSBC Opportunity Fund (Advisor)	Opportunity Fund (Advisor)	Advisor Trust

All the Funds are diversified funds. Financial statements for all other funds of the Trusts are published separately.

Each Fund utilizes a master-feeder fund structure and seeks to achieve its investment objectives by investing all of its investable assets in its respective Portfolio (as defined below).

		Proportionate
		Ownership
		Interest on
Fund	Respective Portfolio	April 30, 2015 (%)
HSBC Growth Fund	HSBC Growth Portfolio	100.0
HSBC Opportunity Fund	HSBC Opportunity Portfolio	8.4
HSBC Opportunity Fund (Advisor)	HSBC Opportunity Portfolio	91.6

The HSBC Growth Portfolio and HSBC Opportunity Portfolio (individually a “Portfolio”, collectively the “Portfolios”) are diversified series of the Portfolio Trust. The Portfolios operate as master funds in master-feeder arrangements and also may receive investments from certain fund of funds.

The financial statements of the Portfolios, including the Schedules of Portfolio Investments, are included elsewhere in this report and should be read in conjunction with the financial statements of the Funds.

The Funds are authorized to issue an unlimited number of shares of beneficial interest with a par value of $0.001 per share. The Growth Fund offers four classes of shares: Class A Shares, Class B Shares, Class C Shares, and Class I Shares. The Opportunity Fund offers three classes of shares: Class A Shares, Class B Shares, and Class C Shares. The Opportunity Fund (Advisor) offers one class of shares: Class I Shares. Class A Shares of the Funds have a maximum sales charge of 5.00% as a percentage of the original purchase price. Class B Shares of the Funds are offered without any front-end sales charge but will be subject to a contingent deferred sales charge (“CDSC”) ranging from a maximum of 4.00% if redeemed less than one year after purchase to 0.00% if redeemed more than four years after purchase. Class C Shares of the Funds are offered without any front-end sales charge but will be subject to a maximum CDSC of 1.00% if redeemed less than one year after purchase. No sales charges are assessed with respect to Class I Shares of the Funds. Each class of shares in the Funds has identical rights and privileges except with respect to arrangements pertaining to shareholder servicing and/or distribution, class-related expenses, voting rights on matters affecting a single class of shares, and the exchange privilege of each class of shares. Class B Shares of the Funds may no longer be purchased or acquired by any new or existing Class B shareholder, except through dividend and/or capital gains reinvestment.

18       HSBC FAMILY OF FUNDS

HSBC FAMILY OF FUNDS
Notes to Financial Statements—as of April 30, 2015 (continued)

Under the Trusts’ organizational documents, the Trusts’ officers and Trustees are indemnified against certain liabilities arising out of the performance of their duties to the Funds. In addition, in the normal course of business, the Trusts enter into contracts with service providers, which also provide for indemnifications by the Funds. The Funds’ maximum exposure under these arrangements is unknown, as this would involve any future claims that may be made against the Funds. However, based on experience, the Trusts expect that risk of loss to be remote.

The Funds are investment companies and follow accounting and reporting guidance under Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) Topic 946, “Financial Services-Investment Companies”.

2. Significant Accounting Policies:

The following is a summary of the significant accounting policies followed by the Funds in the preparation of their financial statements. The policies are in conformity with U.S. generally accepted accounting principles (“GAAP”). The preparation of financial statements requires management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

Securities Valuation:

The Funds record their investments at fair value. Fair value is defined as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. The valuation techniques used to determine fair value are further described in Note 3 below.

Investment Transactions and Related Income:

The Funds record investments into the Portfolios on a trade date basis. The Funds record daily their proportionate share of income, expenses, changes in unrealized appreciation and depreciation and realized gains and losses derived from their respective Portfolios. In addition, the Funds accrue their own expenses daily as incurred.

Allocations:

Expenses directly attributable to a Fund are charged to that Fund. Expenses not directly attributable to a Fund are allocated proportionately among the applicable series within the Trusts in relation to the net assets of each fund or on another reasonable basis. Class-specific expenses are charged directly to the class incurring the expense. In addition, income, expenses (other than class-specific expenses), and unrealized and realized gains and losses are allocated to each class based on relative net assets on a daily basis.

Dividends to Shareholders:

Dividends to shareholders from net investment income, if any, are declared and distributed semi annually in the case of the Funds.

The Funds’ net realized gains, if any, are distributed to shareholders at least annually. Additional distributions are also made to the Funds’ shareholders to the extent necessary to avoid the federal excise tax on certain undistributed income and net capital gains of regulated investment companies.

The amount and character of net investment income and net realized gains distributions are determined in accordance with federal income tax regulations which may differ from GAAP. These “book/tax” differences are either considered temporary or permanent in nature. To the extent these differences are permanent in nature (e.g., reclassification of market discounts, certain gain/loss, and certain distributions), such amounts are reclassified within the composition of net assets; temporary differences (e.g., wash losses and post-October loss deferrals) do not require reclassification. The Funds may utilize equalization accounting for tax purposes and designate earnings and profits, including net realized gains distributed to shareholders on redemption of shares, as a part of the dividends paid deduction for income tax purposes. To the extent distributions to shareholders from net investment income and net realized gains exceed net investment income and net realized gains for tax purposes, they are reported as distributions of capital.

HSBC FAMILY OF FUNDS       19

HSBC FAMILY OF FUNDS
Notes to Financial Statements—as of April 30, 2015 (continued)

Federal Income Taxes:

Each Fund is a separate taxable entity for federal income tax purposes. Each Fund has qualified and intends to continue to qualify each year as a “regulated investment company” under Subchapter M of the Internal Revenue Code, as amended, and to distribute substantially all of its taxable net investment income and net realized gains, if any, to its shareholders. Accordingly, no provision for federal income or excise tax is required.

Management of the Funds has reviewed tax positions taken in tax years that remain subject to examination by all major tax jurisdictions, including federal (i.e., the last three tax year ends and the interim tax period since then, as applicable). Management believes that there is no tax liability resulting from unrecognized tax benefits related to uncertain tax positions taken.

New Accounting Pronouncement:

In June 2014, the Financial Accounting Standards Board issued Accounting Standards Update No. 2014-11 “Transfers and Servicing (Topic 860)” (“ASU 2014-11”), which requires repurchase-to-maturity transactions to be accounted for as secured borrowing rather than sales with a forward commitment. In addition, for repurchase financing agreements, separate secured borrowing accounting is required for the components (i.e., transfer of a financial asset contemporaneous with a repurchase agreement with the same counterparty). The new and amended disclosures are effective for interim and annual reporting periods beginning after December 15, 2014. Management is currently evaluating the implications of ASU 2014-11 and its impact on the financial statements and related disclosures has not yet been determined.

3. Investment Valuation Summary:

The valuation techniques employed by the Funds, as described below, maximize the use of observable inputs and minimize the use of unobservable inputs in determining fair value. The inputs used for valuing the Funds’ investments are summarized in the three broad levels listed below:

●	Level 1: quoted prices in active markets for identical assets
●	Level 2: other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
●	Level 3: significant unobservable inputs (including a Fund’s own assumptions in determining the fair value of investments)

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The Funds determine transfers between fair value hierarchy levels at the reporting period end. The inputs or methodology used for valuing investments are not necessarily an indication of the risk associated with investing in those investments.

The Funds record their investments in their respective Portfolios at fair value, which is typically categorized as Level 2 in the fair value hierarchy. The underlying securities of the Portfolios are recorded at fair value, as discussed more fully in the Notes to Financial Statements of the Portfolios included elsewhere in this report.

20       HSBC FAMILY OF FUNDS

HSBC FAMILY OF FUNDS
Notes to Financial Statements—as of April 30, 2015 (continued)

For the period ended April 30, 2015, there were no Level 3 investments for which significant unobservable inputs were used to determine fair value. The following is a summary of the valuation inputs used as of April 30, 2015 in valuing the Funds’ investments based upon the three levels defined above:

	LEVEL 1 ($)	LEVEL 2 ($)	LEVEL 3 ($)	Total ($)
Growth Fund
Investments:
Affiliated Portfolio(a)	—	75,275,863	—	75,275,863
Total Investments	—	75,275,863	—	75,275,863

Opportunity Fund
Investments:
Affiliated Portfolio(a)	—	19,579,376	—	19,579,376
Total Investments	—	19,579,376	—	19,579,376

Opportunity Fund (Advisor)
Investments:
Affiliated Portfolio(a)	—	213,064,388	—	213,064,388
Total Investments	—	213,064,388	—	213,064,388
____________________

(a)	Investments in Affiliated Portfolios represent ownership interests in the Portfolios. Due to the Funds’ master-feeder structure, the inputs used to value these instruments are categorized as Level 2.

4. Related Party Transactions and Other Agreements and Plans:

Investment Management:

HSBC Global Asset Management (USA) Inc. (“HSBC” or the “Investment Adviser”), a wholly-owned subsidiary of HSBC Bank USA, N.A., a national bank organized under the laws of the United States, acts as Investment Adviser to the Portfolios. As Investment Adviser, HSBC manages the investments of the Portfolios and continuously reviews, supervises, and administers the Portfolios’ investments. The Funds are not directly charged any investment management fees.

Administration:

HSBC serves the Funds as Administrator. Under the terms of the Administration Agreement, HSBC receives from the Funds (as well as other funds in the Trusts combined) a fee, accrued daily and paid monthly, at an annual rate of:

Based on Combined Average Daily Net Assets of	Fee Rate(%)
Up to $10 billion	0.0550
In excess of $10 billion but not exceeding $20 billion	0.0350
In excess of $20 billion but not exceeding $50 billion	0.0275
In excess of $50 billion	0.0250

The fee rates and breakpoints are determined on the basis of the aggregate average daily net assets of the Trusts. The total administration fee paid to HSBC is allocated to each series based upon its proportionate share of the aggregate net assets of the Trusts. For assets invested in the Portfolios by the Funds, the Portfolios pay half of the administration fee and the Funds pay half, for a combination of the total fee rate as set forth above. Certain administration fees of the Portfolios also may be reduced by treating them as apportioned in part to other funds making investments in the Portfolios. An amount equal to 50% of the administration fee is deemed to be class specific.

HSBC FAMILY OF FUNDS       21

HSBC FAMILY OF FUNDS
Notes to Financial Statements—as of April 30, 2015 (continued)

Pursuant to a Sub-Administration Agreement with HSBC, Citi Fund Services Ohio, Inc. (“Citi”), a wholly-owned subsidiary of Citigroup, Inc., serves as the Trusts’ Sub-Administrator, subject to the general supervision by the Trusts’ Board of Trustees (the “Board”) and HSBC. For these services, Citi is entitled to a fee, payable by HSBC, at an annual rate equivalent to the fee rates set forth above subject to certain reductions associated with services provided to new funds, minus 0.02% which is retained by HSBC.

Under a Compliance Services Agreement between the Trusts and Citi (the “CCO Agreement”), Citi makes an employee available to serve as the Trusts’ Chief Compliance Officer (the “CCO”). Under the CCO Agreement, Citi also provides infrastructure and support in implementing the written policies and procedures comprising the Trusts’ compliance program, including support services to the CCO. For the services provided under the CCO Agreement, the Trusts paid Citi $174,850 for the period ended April 30, 2015, plus reimbursement of certain out-of-pocket expenses. Expenses incurred by each Fund are reflected on the Statements of Operations as “Compliance Services.” Citi pays the salary and other compensation earned by individuals performing these services, as employees of Citi.

Distribution Arrangements:

Foreside Distribution Services, L.P. (“Foreside”), a wholly-owned subsidiary of Foreside Financial Group LLC, serves the Trust as Distributor (the “Distributor”). The Trust, for certain Funds, has adopted a non-compensatory Distribution Plan and Agreement (the “Distribution Plan”) pursuant to Rule 12b-1 of the Act. The Distribution Plan provides for reimbursement of expenses incurred by the Distributor related to distribution and marketing, at a rate not to exceed 0.25%, 1.00%, and 1.00% of the average daily net assets of Class A Shares (currently not being charged), Class B Shares (currently charging 0.75%), and Class C Shares (currently charging 0.75%) of the Funds, respectively. For the period ended April 30, 2015, Foreside, as Distributor, also received $90,366, $0, and $11,235 in commissions from sales of the Trusts, for Class A Shares, Class B Shares, and Class C Shares, respectively of which $23, $0, and $0 were reallocated to HSBC-affiliated brokers and dealers, for Class A Shares, Class B Shares, and Class C Shares, respectively.

Shareholder Servicing:

The Trust has adopted a Shareholder Services Plan, which provides for payments to shareholder servicing agents (which primarily consist of HSBC and its affiliates) for providing various shareholder services. For performing these services, the shareholder servicing agents receive a fee that is computed daily and paid monthly up to 0.25%, 0.25%, and 0.25% of the average daily net assets of Class A Shares, Class B Shares, and Class C Shares of the Funds, respectively. The fees paid to the Distributor pursuant to the Distribution Plan and to shareholder servicing agents pursuant to the Shareholder Services Plan will not exceed in the aggregate 0.25% of the average daily net assets of Class A Shares, and 1.00% of the average daily net assets of Class B Shares and Class C Shares.

Fund Accounting and Transfer Agency:

Citi provides fund accounting for each Fund. Until March 31, 2015, Citi also provided transfer agency services for each Fund. As transfer agent, Citi received a fee based on the number of funds and shareholder accounts, subject to certain minimums, reductions associated with services provided to new funds and reimbursement of certain expenses. As fund accountant, Citi receives an annual fee per Fund and share class, subject to minimums, reductions associated with services provided to new funds and reimbursement of certain expenses. Citi receives additional fees paid by the Trust and the Advisor Trust for blue sky exemption services. Effective March 31, 2015, transfer agent services were provided under the terms of a separate transfer agency services agreement with Citi. Citi’s rights and obligations under the transfer agency services agreement, in turn, were assigned to SunGard Investor Services LLC (“SIS”), effective March 31, 2015. The transfer agency services, and fees charged for such services, are unchanged as a result of the separate agreement or the assignment to SIS.

22       HSBC FAMILY OF FUNDS

HSBC FAMILY OF FUNDS
Notes to Financial Statements—as of April 30, 2015 (continued)

Independent Trustees:

Effective January 1, 2015, the Trusts pay each Independent Trustee an annual retainer of $100,000. The Trusts pay a fee of $12,000 for each regular meeting of the Board of Trustees attended and a fee of $3,000 for each special meeting attended. The Trusts pay each Committee Chair an annual retainer of $12,000, with the exception of the Chair of the Audit Committee, who receives a retainer of $15,000. The Trusts also pay the Chairman of the Board an additional annual retainer of $30,000. Prior to January 1, 2015, the Trusts paid each Independent Trustee an annual retainer of $100,000. The Trusts paid a fee of $10,000 for each regular meeting of the Board of Trustees attended and a fee of $ 3,000 for each special meeting attended. The Trusts paid each Committee Chair an annual retainer of $ 3,000, with the exception of the Chair of the Audit Committee, who received a retainer of $ 6,000. The Trusts also paid the Chairman of the Board, an additional annual retainer of $24,000. In addition, for time expended on Board duties outside normal meetings, which is authorized by the Board, a Trustee was compensated at the rate of $500 per hour, up to a maximum of $3,000 per day.

Fee Reductions:

The Investment Adviser has contractually agreed to limit, through March 1, 2016, the annual total expenses, exclusive of interest, taxes, brokerage commissions, extraordinary expenses, and estimated indirect expenses attributed to a Fund’s investment in investment companies of certain Funds. Each affected Fund Class has its own expense limitation based on the average daily net assets for any full fiscal year as follows:

		Current Contractual
		Expense
Fund	Class	Limitation(%)
Growth Fund	A	1.20
Growth Fund	B	1.95
Growth Fund	C	1.95
Growth Fund	I	0.95
Opportunity Fund	A	1.65
Opportunity Fund	B	2.40
Opportunity Fund	C	2.40
Opportunity Fund (Advisor)	I	1.10

Any amounts contractually waived or reimbursed by the Investment Adviser will be subject to repayment by the respective Fund to the Investment Adviser within three years to the extent that the repayment will not cause the Fund’s operating expenses to exceed the contractual expense limit that was in effect at the time of such waiver or reimbursement. During the period ended April 30, 2015, the Investment Adviser did not recapture any of its prior contractual waivers or reimbursements. As of April 30, 2015, the repayments that may potentially be made by the Funds are as follows:

Fund	2018($)	2017($)	2016($)	2015($)	Total($)
Growth Fund	9,386	6,785	5,267	65,181	86,619
Opportunity Fund	15,574	34,544	46,445	65,241	161,804
____________________

*	The year listed above the amounts is the fiscal year ending in which the amounts will no longer be able to be recouped.

The Administrator and Citi may voluntarily waive/reimburse fees to help support the expense limits of the Funds. In addition, HSBC, in its role as Investment Adviser and Administrator, may waive/reimburse additional fees at its discretion. Any voluntary fee waivers/reimbursements are not subject to recoupment in subsequent fiscal periods. Voluntary waivers/reimbursements may be stopped at any time. Amounts waived/reimbursed by the Investment Adviser, Administrator and Citi are reported separately on the Statements of Operations, as applicable.

HSBC FAMILY OF FUNDS       23

HSBC FAMILY OF FUNDS
Notes to Financial Statements—as of April 30, 2015 (continued)

5. Investment Transactions:

Contributions to and withdrawals from the respective Portfolios for the period ended April 30, 2015 totaled:

Fund	Contributions($)	Withdrawals($)
Growth Fund	1,816,203	9,135,534
Opportunity Fund	2,760,019	1,667,217
Opportunity Fund (Advisor)	6,864,404	12,647,109

6. Federal Income Tax Information:

The tax character of dividends paid by the Funds for the latest tax year ended October 31, 2014 was as follows:

	Dividends paid from
					Total
	Ordinary	Net Long Term	Total Taxable	Return of	Dividends
	Income ($)	Capital Gains ($)	Dividends ($)	Capital ($)	Paid ($)(1)
Growth Fund	848,249	8,732,303	9,580,552	—	9,580,552
Opportunity Fund	29,031	1,630,497	1,659,528	—	1,659,528
Opportunity Fund (Advisor)	2,223,373	19,414,145	21,637,518	—	21,637,518
____________________

(1)	Total dividends paid may differ from the amount reported in the Statement of Changes in Net Assets because dividends are recognized when actually paid for tax purposes.

As of the latest tax year ended October 31, 2014, the components of accumulated earnings/(deficit) on a tax basis for the Funds were as follows:

			Undistributed			Accumulated	Unrealized	Total
	Undistributed	Undistributed	Long Term			Capital and	Appreciation/	Accumulated
	Ordinary	Tax Exempt	Capital	Accumulated	Dividends	Other	(Depreciation)	Earnings/
	Income ($)	Income ($)	Gains ($)	Earnings ($)	Payable ($)	Losses ($)	($)(1)	(Deficit) ($)
Growth Fund	—	—	11,799,912	11,799,912	—	(191,800)	20,039,877	31,647,989
Opportunity Fund	572,115	—	2,737,364	3,309,479	—	(62,566)	2,232,263	5,479,176
Opportunity Fund
(Advisor)	8,144,106	—	34,813,856	42,957,962	—	(586,257)	28,802,289	71,173,994
____________________

(1)	The differences between book-basis and tax-basis unrealized appreciation/depreciation are attributable primarily to: tax deferral of losses on wash sales, the realization for tax purposes of unrealized gains/losses on certain derivative instruments, the difference between book and tax amortization methods for premium and market discount, the realization for tax purposes of unrealized gains/losses on investments in passive foreign investment companies and the return of capital adjustments from real estate investment trusts.

Under current law, capital losses and specified ordinary losses realized after October 31 and non-specified ordinary losses incurred after December 31 (ordinary losses collectively known as “late year ordinary loss”) may be deferred and treated as occurring on the first business day of the following fiscal year. As of the latest tax year ended October 31, 2014, the following Funds had deferred losses, which will be treated as arising on the first day of the fiscal year ending October 31, 2015.

Late Year
Ordinary Losses ($)
Growth Fund	191,800
Opportunity Fund	62,566
Opportunity Fund (Advisor)	586,257

24       HSBC FAMILY OF FUNDS

HSBC FAMILY OF FUNDS
Notes to Financial Statements—as of April 30, 2015 (continued)

7. Legal and Regulatory Matters:

On September 26, 2006 BISYS Fund Services, Inc. (“BISYS”), an affiliate of BISYS Fund Services Ohio, Inc. which provided various services to the Funds, reached a settlement with the Securities and Exchange Commission (the “SEC”) regarding the SEC’s investigation related to BISYS’ past payment of certain marketing and other expenses with respect to certain of its mutual fund clients. The related settlement monies were received by the Funds during the year ended October 31, 2010. The corresponding impact to the net income ratio and total return for the year ended October 31, 2010 are disclosed in the Funds’ Financial Highlights.

8. Subsequent Events:

Management has evaluated events and transactions through the date the financial statements were issued, for purposes of recognition or disclosure in these financial statements and there are no subsequent events to report.

HSBC FAMILY OF FUNDS       25

HSBC FAMILY OF FUNDS
Investment Adviser Contract Approval

Section 15(c) of the Investment Company Act of 1940, as amended (the “1940 Act”), generally requires that a majority of the trustees of a mutual fund who are not “interested persons” of the fund or the investment adviser, as defined in the 1940 Act (the “Independent Trustees”), review and approve the investment advisory agreement at an in person meeting for an initial period of up to two years and thereafter on an annual basis. A summary of the materials factors considered by the Independent Trustees and the Boards of Trustees (the “Board”) of HSBC Funds, HSBC Advisor Funds Trust and HSBC Portfolios (each, a “Trust”) in connection with approving investment advisory and sub-advisory agreements for the series of the Trusts (each, a “Fund”) and the conclusions the Independent Trustees and Board made as a result of those considerations are set forth below.

Annual Continuation of Advisory and Sub-Advisory Agreements

The Board met in person and the Contracts and Expense Committee thereof, which consists of the Independent Trustees of the Trust (the “Contracts Committee”), met separately on two occasions (telephonically and in person) to consider, among other matters, the approval of the continuation of the: (i) Investment Advisory Contracts and related Supplements (“Advisory Contracts”) between the Trusts and the Adviser and (ii) Sub-Advisory Agreements (“Sub-Advisory Contracts” and, together with the Advisory Contracts, the “Agreements”) between the Adviser and each investment sub-adviser (“Sub-Adviser”) on behalf of one or more of the Funds.1

Prior to the meetings, the Independent Trustees requested, received and reviewed information to help them evaluation the terms of the Agreements. This information included, among other things, information about: (i) the services that the Adviser and Sub-Advisers provide; (ii) the personnel who provide such services; (iii) investment performance, including comparative data provided by Strategic Insight; (iv) trading practices of the Adviser and Sub-Advisers; (v) fees received or to be received by the Adviser and Sub-Advisers, including comparison with the advisory fees paid by other similar funds based on materials provided by Strategic Insight; (vi) total expense ratios, including in comparison with the total expense ratios of other similar funds provided by Strategic Insight; (vii) the profitability of the Adviser and certain of the Sub-Advisers; (viii) compliance-related matters pertaining to the Adviser and Sub-Advisers; (ix) regulatory developments, namely amendments adopted by the U.S. Securities and Exchange Commission (“SEC”) to the rules governing money market funds; and (x) and other information regarding the nature, extent and quality of services provided by the Adviser and the Sub-Advisers under their respective Agreements.

Counsel to the Trusts and counsel to the Independent Trustees were present at the Board Meetings. The Independent Trustees were separately advised by independent counsel throughout the process, and met with independent counsel in periodic executive and private sessions at which no representatives of management were present, including the two meetings of the Contracts Committee. Prior to voting to continue the Agreements, the Independent Trustees also receives a memorandum from their independent counsel discussing the legal standards for their consideration of the proposed continuation of the Agreements.

During the December 5, 2014 and December 15-16, 2014 Contracts Committee meetings, the Contracts Committee discussed, among other things: (i) the information provided in advance of the meetings; (ii) the Funds’ investment advisory arrangements and expense limitation agreements with the Adviser; (iii) the Trusts’ arrangements with unaffiliated sub-advisers to the Trusts, Westfield Capital Management Company, LP (“Westfield”) and Winslow Capital Management, LLC (“Winslow”); (iv) the Trusts’ arrangements with the affiliated sub-advisers to the Trusts, HSBC Global Asset Management (UK) Limited and HSBC Global Asset Management (Hong Kong ) Limited; (v) the fees paid to the Adviser pursuant to the Trusts’ agreements with the Adviser for the provision of various non-advisory services, including the Administration Agreement, Support Services Agreement and Operation Support Services Agreement and the terms and purpose of these agreements and comparative information about services and fees of other peer funds; (vi) regulatory considerations; (vii) the Adviser’s Multimanager function and the level of oversight services provided to Funds that are sub-advisers; (viii) the Adviser’s advisory services with respect to the Funds that are money market funds (“Money Market Funds”); (ix) the Adviser’s profitability and direct and indirect expenses; and (x) additional information provided by the Adviser at the request of the Board, following the December 5, 2014 Contracts Committee meeting. Following the December 5, 2014 and December 15-16, 2014 Contracts Committee meetings, the members of the Contracts Committee determined to recommend to the Board that the Agreements be continued for an additional one-year period.
____________________

1	The HSBC Asia ex-Japan Smaller Companies Equity Fund recently commenced operations and, therefore, the Agreement with respect to this Fund was not up for renewal.

26       HSBC FAMILY OF FUNDS

HSBC FAMILY OF FUNDS
Investment Adviser Contract Approval (continued)

At the in-person meeting held on December 16, 2014, the Board, including the Independent Trustees, reviewed and discussed the materials and other information provided by the Adviser and Sub-Advisers and considered the previous deliberations and recommendation of the Contracts Committee. In addition, the Board and the Contracts Committee took into consideration its experience with the Adviser and the Sub-Advisers, including quarterly performance reports prepared by management containing reviews of investment results and periodic presentations from portfolio managers, product managers and other senior employees of the Adviser and certain of the Sub-Advisers. As a result of this process, the Board and Independent Trustees determined to approve the continuation of the Agreements with respect to each Fund. The Committee and the Board reviewed materials and made their respective determinations based on a Fund by Fund basis.

Nature, Extent, and Quality of Services Provided by Adviser and Sub-Advisers. The Board, including the Independent Trustees, examined the nature, quality and extent of the investment advisory services provided by the Adviser to the Funds, as well as the quality and experience of the Adviser’s personnel.

The Board, including the Independent Trustees, also considered: (i) the long-term relationship between the Adviser and the Funds; (ii) the Adviser’s reputation and financial condition; (iii) the increase during the period of the HSBC Family of Funds’ assets; (iv) the Adviser’s ongoing efforts to implement the amendments adopted by the SEC to the rules governing money market funds; (iv) the business strategy of the Adviser and its parent company and their financial and other resources that are committed to the Funds’ business; and (v) the capabilities and performance of the Adviser’s portfolio management teams and other personnel.

With respect to the Money Market Funds, the Board also considered the additional yield support, in the form of additional expense reductions, provided by the Adviser and its affiliates to maintain a competitive yield for the Money Market Funds, and noted the impact of these subsidies and waivers had on the profitability of the Adviser. In addition, the Board considered the Adviser’s performance in fulfilling its responsibilities for overseeing its own and the Sub-Advisers’ compliance with the Funds’ compliance policies and procedures and investment objectives.

The Board, including the Independent Trustees, also examined the nature, quality and extent of the services that the Sub-Advisers provide to their respective Funds. In this regard, the Board considered the investment performance, as described below, and the portfolio risk characteristics achieved by the Sub-Advisers and the Sub-Advisers’ portfolio management teams, their experience, and the quality of their compliance programs, among other factors. The Board noted that Nuveen Investments, Inc., the parent company of Winslow, was recently acquired by TIAA-CREF. This acquisition resulted in a change of control of Winslow and an automatic termination of the previous Sub-Advisory Contract with Winslow under the 1940 Act. The Trustees considered the impact of this acquisition to the nature, quality and extent of the investment advisory services provided by Winslow.

Based on these considerations, the Board, including the Independent Trustees, concluded that the nature, quality and extent of the services provided by the Adviser and Sub-Advisers supported continuance of the Agreements.

Investment Performance of the Funds, Adviser and Sub-Advisers. The Board, including the Independent Trustees, considered the investment performance of each Fund over various periods of time, as compared to one another as well as to comparable peer funds, one or more benchmark indices and other accounts managed by the Adviser and Sub-Advisers.

In the context of the Aggressive Strategy Fund, Balanced Strategy Fund, Moderate Strategy Fund, Conservative Strategy Fund and Income Strategy Fund (the “World Selection Funds”), the Board considered the relationship between the targeted risk, or volatility, levels of the Funds and their performance, as well as the difficulties in identifying an appropriate peer group against which to compare these funds in light of their targeted risk levels. The Board also considered Fund expenses, recent changes to the World Selection Funds’ investment strategies that are expected to result in a decrease in Fund expenses and the impact of estimated Fund expenses on performance.

In the context of the HSBC Growth Portfolio, the Board discussed performance for the 3-year and 5-year periods and evaluated the Adviser’s discussion of the Fund’s performance in light of the current market conditions and Winslow’s investment strategy. The Independent Trustees noted that the fees paid to Winslow are based on total assets under management of all Winslow sub-advised funds affiliated with the Adviser, including the HSBC Growth Portfolio. In the context of the HSBC Opportunity Portfolio, the Board discussed Fund expenses, including

HSBC FAMILY OF FUNDS       27

HSBC FAMILY OF FUNDS
Investment Adviser Contract Approval (continued)

the sub-advisory fees paid to Westfield, and recent performance and volatility information. The Board noted the HSBC Opportunity Portfolio was in the first quartile for the 1-year, 3-year and 5-year periods in its respective Morningstar category.

In the context of the HSBC Emerging Markets Debt Fund, HSBC Emerging Markets Local Debt Fund, HSBC Frontier Markets Fund, HSBC Total Return Fund and HSBC RMB Fixed Income Fund, the Board evaluated each Fund’s performance against the comparative data provided by Strategic Insight. The Independent Trustees also considered the Adviser’s commentary on this comparative data.

In the context of the HSBC Emerging Markets Debt Fund and HSBC Emerging Markets Local Debt Fund, the Board noted that the Funds’ relative performance was in the first quartile year-to-date and the second quartile for the 1-year period ending September 2014, in their respective Morningstar categories, and that each Fund’s contractual advisory fee was relatively low compared to its peers. In addition, the Board considered the HSBC Frontier Markets Fund’s current expense ratios, but noted that its relative performance was in the first quartile for the 1-year and 3-year periods ending September 2014 in its respective Morningstar category, and that it is currently closed to new investors.

With respect to the HSBC Total Return Fund, the Board noted the Adviser’s discussion of the difficulties in identifying an appropriate peer group against which to compare this Fund in light of its investment strategies, and considered the Fund’s relative performance, which was in the third quartile year-to-date and for the 1-year period ending September 2014 in its respective Morningstar category. The Board also considered the Fund’s current expense ratios compared to its peers. In the context of the HSBC RMB Fixed Income Fund, the Independent Trustees discussed the Fund’s unique investment strategies and relative performance against its peer group.

For the Money Market Funds, the Board considered the additional yield support that the Adviser had provided in order for the Money Market Funds to maintain positive yield and performance, and that the returns of the Funds were similar to their competitors.

The Board, including the Independent Trustees, considered the Adviser’s commitment to continue to evaluate and undertake actions to help generate competitive investment performance. The Board, including the Independent Trustees, concluded that under the circumstances, the investment performance of each Fund was such that each Agreement should continue.

Costs of Services and Profits Realized by the Adviser and Sub-Advisers. The Board, including the Independent Trustees, considered the costs of the services provided by the Adviser and Sub-Advisers and the expense ratios of the Funds more generally. The Board considered the Adviser’s profitability and costs, including, but not limited to, an analysis provided by the Adviser of its estimated profitability attributable to its relationship with the Funds. The Board also considered the contractual advisory fees under the Advisory Contracts and compared those fees to the fees of similar funds, which had been compiled and provided by Strategic Insight. The Board determined that, although some competitors had lower fees than the Funds, in general, the Fund’s advisory fees were reasonable in light of the nature and quality of services provided, noting the resources, expertise and experience provided to the Funds by the Adviser and Sub-Advisers.

The Board also considered information comparing the advisory fees under the Advisory Contracts with those of other accounts managed by the Adviser.

The Board further considered the costs of the services provided by the Sub-Advisers, as available; the relative portions of the total advisory fees paid to the Sub-Advisers and retained by the Adviser in its capacity as the Funds’ investment adviser; and the services provided by the Adviser and Sub-Advisers. In the context of the HSBC Growth Portfolio and HSBC Opportunity Portfolio, the Board considered the sub-advisory fee structures, and any applicable breakpoints. In addition, the Board discussed the distinction between the services provided by the Adviser to HSBC Funds with sub-advisers pursuant to the Advisory Contracts and the services provided by the sub-advisers pursuant to the Sub-Advisory Contracts. The Board also considered information on profitability where provided by the Sub-Advisers.

The Board, including the Independent Trustees, concluded that the advisory fees payable to the Adviser and the Funds’ Sub-Advisers were reasonable in light of the factors set forth above.

28       HSBC FAMILY OF FUNDS

HSBC FAMILY OF FUNDS
Investment Adviser Contract Approval (continued)

Other Relevant Considerations. The Board, including the Independent Trustees, also considered the extent to which the Adviser and Sub-Advisers had achieved economies of scale, whether the Funds’ expense structure permits economies of scale to be shared with the Funds’ shareholders and, if so, the extent to which the Funds’ shareholders may benefit from these economies of scale. The Board noted that, The Board also noted the contractual caps on certain Fund expenses provided by the Adviser with respect to many of the Funds in order to reduce or control the overall operating expenses of those Funds and noted the Adviser’s entrepreneurial commitment to the Funds. In addition, the Board considered certain information provided by the Adviser and Sub-Advisers with respect to the benefits they may derive from their relationships with the Funds, including the fact that certain Sub-Advisers have “soft dollar” arrangements with respect to Fund brokerage and therefore may have access to research and other permissible services.

In approving the renewal of the Agreements, the Board, including the Independent Trustees, did not identify any single factor as controlling, and generally attributed different weights to various factors for the various Funds. The Board evaluated all information available to them on a Fund-by-Fund basis, and their decisions were made separately with respect to each Fund. In light of the above considerations and such other factors and information it considered relevant, the Board by a unanimous vote of those present in person at the meeting (including a separate unanimous vote of the Independent Trustees present in person at the meeting) approved the continuation of each Agreement.

HSBC FAMILY OF FUNDS       29

HSBC FAMILY OF FUNDS
Table of Shareholder Expenses—as of April 30, 2015 (Unaudited)

As a shareholder of the Funds, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchases, redemption fees and exchange fees; and (2) ongoing costs, including management fees, distribution fees and /or shareholder servicing fees and other Fund expenses (including expenses allocated from the Portfolios). These examples are intended to help you understand your ongoing costs (in dollars) of investing in the Funds and to compare these cost with the ongoing costs of investing in other mutual funds.

These examples are based on an investment of $1,000 invested at the beginning of the period and held for the entire period from November 1, 2014 through April 30, 2015.

Actual Example

The table below provides information about actual account values and actual expenses. You may use the information below, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the table under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

					Annualized
		Beginning	Ending	Expenses Paid	Expense Ratio
		Account Value	Account Value	During Period*	During Period
		11/1/14	4/30/15	11/1/14 - 4/30/15	11/1/14 - 4/30/15
Growth Fund	Class A Shares	$1,000.00	$1,045.20	$6.09	1.20%
	Class B Shares	1,000.00	1,041.00	9.87	1.95%
	Class C Shares	1,000.00	1,041.20	9.87	1.95%
	Class I Shares	1,000.00	1,046.50	4.82	0.95%
Opportunity Fund	Class A Shares	1,000.00	1,062.10	7.92	1.55%
	Class B Shares	1,000.00	1,059.20	11.74	2.30%
	Class C Shares	1,000.00	1,059.50	11.74	2.30%
Opportunity Fund (Advisor)	Class I Shares	1,000.00	1,065.50	5.07	0.99%
____________________

*	Expenses are equal to the average account value over the period, multiplied by the Fund’s annualized expense ratio, multiplied by 181/365 (to reflect the one half year period).

30       HSBC FAMILY OF FUNDS

HSBC FAMILY OF FUNDS
Table of Shareholder Expenses—as of April 30, 2015 (Unaudited) (continued)

Hypothetical Example for Comparison Purposes

The table below provides information about hypothetical account values and hypothetical expenses based on each Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees, or exchange fees. Therefore, the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

					Annualized
		Beginning	Ending	Expenses Paid	Expense Ratio
		Account Value	Account Value	During Period*	During Period
		11/1/14	4/30/15	11/1/14 - 4/30/15	11/1/14 - 4/30/15
Growth Fund	Class A Shares	$1,000.00	$1,018.84	$6.01	1.20%
	Class B Shares	1,000.00	1,015.12	9.74	1.95%
	Class C Shares	1,000.00	1,015.12	9.74	1.95%
	Class I Shares	1,000.00	1,020.08	4.76	0.95%
Opportunity Fund	Class A Shares	1,000.00	1,017.11	7.75	1.55%
	Class B Shares	1,000.00	1,013.39	11.48	2.30%
	Class C Shares	1,000.00	1,013.39	11.48	2.30%
Opportunity Fund (Advisor)	Class I Shares	1,000.00	1,019.89	4.96	0.99%
____________________

*	Expenses are equal to the average account value over the period, multiplied by the Fund’s annualized expense ratio, multiplied by 181/365 (to reflect the one half year period).

HSBC FAMILY OF FUNDS       31

Portfolio Reviews
Portfolio Composition*
April 30, 2015 (Unaudited)

HSBC Growth Portfolio
Investment Allocation	Percentage of Investments at Value (%)
Internet Software &
Services	13.4
Biotechnology	10.1
IT Services	7.2
Technology Hardware,
Storage & Peripherals	5.6
Software	5.4
Health Care Providers &
Services	5.3
Internet & Catalog Retail	5.9
Chemicals	5.4
Hotels, Restaurants &
Leisure	4.5
Media	4.9
Road & Rail	3.4
Specialty Retail	2.5
Textiles, Apparel &
Luxury Goods	2.5
Food & Staples Retailing	2.4
Semiconductors
& Semiconductor
Equipment	2.2
Capital Markets	2.2
Pharmaceuticals	2.1
Real Estate Investment
Trusts (REITs)	1.8
Aerospace & Defense	1.6
Airlines	1.6
Wireless
Telecommunication
Services	1.6
Health Care Equipment &
Supplies	1.1
Multiline Retail	1.1
Electrical Equipment	1.1
Industrial Conglomerates	1.0
Banks	1.0
Health Care Technology	1.2
Energy Equipment &
Services	0.9
Oil, Gas & Consumable
Fuels	0.6
Automobiles	0.2
Investment Company	0.2
Total	100.0%

HSBC Opportunity Portfolio
Investment Allocation	Percentage of Investments at Value (%)
Biotechnology	10.1
Software	9.4
Specialty Retail	7.1
Machinery	5.4
Oil, Gas & Consumable
Fuels	4.9
Health Care Equipment &
Supplies	4.6
Household Durables	4.5
Pharmaceuticals	4.3
Chemicals	4.2
Hotels, Restaurants &
Leisure	3.8
Health Care Providers &
Services	3.7
Internet Software &
Services	3.4
IT Services	3.3
Professional Services	2.8
Capital Markets	2.8
Aerospace & Defense	2.2
Diversified Consumer
Services	2.0
Life Sciences Tools &
Services	1.9
Road & Rail	1.9
Semiconductors
& Semiconductor
Equipment	1.7
Media	1.6
Real Estate Management
& Development	1.6
Banks	1.6
Building Products	1.5
Health Care Technology	1.4
Real Estate Investment
Trusts (REITs)	1.4
Investment Company	1.2
Containers & Packaging	1.1
Electronic Equipment,
Instruments &
Components	1.1
Commercial Services &
Supplies	1.0
Airlines	1.0
Diversified Financial
Services	0.6
Metals & Mining	0.5
Communications
Equipment	0.4
Total	100.0%
____________________

*	Portfolio composition is subject to change.

32       HSBC PORTFOLIOS

HSBC GROWTH PORTFOLIO
Schedule of Portfolio Investments—as of April 30, 2015 (Unaudited)

Common Stocks – 99.5%

	Shares	Value ($)
Aerospace & Defense – 1.6%
Honeywell International, Inc.	12,100	1,221,132
Airlines – 1.6%
Delta Air Lines, Inc.	26,300	1,174,032
Automobiles – 0.2%
Tesla Motors, Inc. (a)	750	169,538
Banks – 1.0%
Wells Fargo & Co.	14,000	771,400
Biotechnology – 10.1%
Alexion Pharmaceuticals, Inc. (a)	5,815	984,072
Amgen, Inc.	7,300	1,152,743
Biogen, Inc. (a)	3,815	1,426,543
Celgene Corp. (a)	16,850	1,820,810
Gilead Sciences, Inc. (a)	13,000	1,306,630
Vertex Pharmaceuticals, Inc. (a)	7,595	936,312
		7,627,110
Capital Markets – 2.2%
BlackRock, Inc.	2,210	804,307
Morgan Stanley	23,000	858,130
		1,662,437
Chemicals – 5.4%
Ecolab, Inc.	6,950	778,261
LyondellBasell Industries NV, Class A	4,900	507,248
Monsanto Co.	14,600	1,663,816
PPG Industries, Inc.	4,030	892,887
Sherwin-Williams Co.	850	236,300
		4,078,512
Electrical Equipment – 1.0%
Mobileye NV (a)	17,600	789,536
Energy Equipment & Services – 0.9%
Schlumberger Ltd.	6,900	652,809
Food & Staples Retailing – 2.4%
Costco Wholesale Corp.	4,800	686,640
CVS Health Corp.	11,250	1,117,013
		1,803,653
Health Care Equipment & Supplies – 1.1%
Medtronic plc.	10,750	800,338
Health Care Providers & Services – 5.3%
Envision Healthcare Holdings, Inc. (a)	23,300	884,468
McKesson Corp.	7,900	1,764,860
UnitedHealth Group, Inc.	11,800	1,314,520
		3,963,848
Health Care Technology – 1.2%
Cerner Corp. (a)	9,800	703,738
Inovalon Holdings, Inc. (a)	6,684	168,771
		872,509
Hotels, Restaurants & Leisure – 4.5%
Chipotle Mexican Grill, Inc. (a)	1,255	779,782
Hilton Worldwide Holdings, Inc. (a)	44,400	1,285,824
Starbucks Corp.	25,900	1,284,122
		3,349,728
Industrial Conglomerates – 1.0%
Danaher Corp.	8,800	720,544
Internet & Catalog Retail – 5.8%
Amazon.com, Inc. (a)	4,385	1,849,504
Ctrip.com International Ltd., ADR (a)	7,000	445,760
Netflix, Inc. (a)	710	395,115
The Priceline Group, Inc. (a)	1,375	1,701,989
		4,392,368
Internet Software & Services – 13.4%
Alibaba Group Holding Ltd., ADR (a)	8,850	719,417
Baidu, Inc., ADR (a)	5,340	1,069,495
Costar Group, Inc. (a)	3,665	749,236
eBay, Inc. (a)	19,500	1,136,070
Facebook, Inc., Class A (a)	24,600	1,937,741
Google, Inc., Class A (a)	2,730	1,498,142
Google, Inc. (a)	2,758	1,481,849
LinkedIn Corp., Class A (a)	6,000	1,512,780
		10,104,730
IT Services – 7.3%
Cognizant Technology Solutions Corp.,
Class A (a)	14,800	866,392
MasterCard, Inc., Class A	17,400	1,569,654
Visa, Inc., Class A	45,000	2,972,249
		5,408,295
Media – 4.8%
Liberty Global plc, Class C (a)	15,200	766,840
The Walt Disney Co.	13,900	1,511,208
Twenty-First Century Fox, Inc.,
Class A	40,370	1,375,810
		3,653,858
Multiline Retail – 1.1%
Dollar General Corp.	11,000	799,810
Oil, Gas & Consumable Fuels – 0.6%
Range Resources Corp.	7,650	486,234
Pharmaceuticals – 2.1%
Valeant Pharmaceuticals
International, Inc. (a)	4,060	880,736
Zoetis, Inc.	14,950	664,079
		1,544,815
Real Estate Investment Trusts (REITs) – 1.8%
American Tower Corp.	14,300	1,351,779
Road & Rail – 3.3%
Union Pacific Corp.	24,200	2,570,766
Semiconductors & Semiconductor Equipment – 2.2%
ARM Holdings plc, ADR	17,900	912,721
Texas Instruments, Inc.	13,900	753,519
		1,666,240

See notes to financial statements.	HSBC PORTFOLIOS 33

HSBC GROWTH PORTFOLIO
Schedule of Portfolio Investments—as of April 30, 2015 (Unaudited) (continued)

Common Stocks, continued

	Shares	Value ($)
Software – 5.4%
Adobe Systems, Inc. (a)	22,000	1,673,320
Salesforce.com, Inc. (a)	11,300	822,866
ServiceNow, Inc. (a)	7,200	538,992
Splunk, Inc. (a)	7,050	467,732
Workday, Inc., Class A (a)	6,300	574,623
		4,077,533
Specialty Retail – 2.5%
The Home Depot, Inc.	9,500	1,016,310
Ulta Salon, Cosmetics &
Fragrance, Inc. (a)	5,450	823,441
		1,839,751
Technology Hardware, Storage & Peripherals – 5.6%
Apple, Inc.	33,570	4,201,286
Textiles, Apparel & Luxury Goods – 2.5%
NIKE, Inc., Class B	19,000	1,877,960
Wireless Telecommunication Services – 1.6%
SBA Communications Corp.,
Class A (a)	10,600	1,227,692
TOTAL COMMON STOCKS
(COST $56,329,256)		74,860,243

Investment Company – 0.2%

Northern Institutional Diversified
Assets Portfolio, Institutional Shares,
0.01% (b)	173,497	173,497
TOTAL INVESTMENT COMPANY
(COST $173,497)		173,497
TOTAL INVESTMENT SECURITIES
(COST $56,502,753) – 99.7%		75,033,740
Other Assets (Liabilities) – 0.3%		242,123
NET ASSETS – 100%		$75,275,863
____________________

(a)	Represents non-income producing security.
(b)	The rate represents the annualized one-day yield that was in effect on April 30, 2015.
ADR — American Depositary Receipt

34 HSBC PORTFOLIOS	See notes to financial statements.

HSBC OPPORTUNITY PORTFOLIO
Schedule of Portfolio Investments—as of April 30, 2015 (Unaudited)

Common Stocks – 99.2%

	Shares	Value ($)
Aerospace & Defense – 2.2%
BE Aerospace, Inc.	36,980	2,211,034
TransDigm Group, Inc.	13,395	2,841,482
		5,052,516
Airlines – 1.0%
JetBlue Airways Corp. (a)	109,100	2,239,823
Virgin America, Inc. (a)	3,750	107,775
		2,347,598
Banks – 1.6%
First Republic Bank	64,410	3,754,459
Biotechnology – 10.4%
ARIAD Pharmaceuticals, Inc. (a)	357,760	3,101,779
Medivation, Inc. (a)	31,470	3,799,688
Merrimack Pharmaceuticals, Inc. (a)	108,640	1,205,904
Neurocrine Biosciences, Inc. (a)	98,230	3,348,661
Prothena Corp. PLC (a)	54,500	1,766,345
PTC Therapeutics, Inc. (a)	67,805	3,983,544
Puma Biotechnology, Inc. (a)	5,230	944,433
United Therapeutics Corp. (a)	35,320	5,640,250
		23,790,604
Building Products – 1.5%
Lennox International, Inc.	33,395	3,538,534
Capital Markets – 2.8%
Affiliated Managers Group, Inc. (a)	10,875	2,459,164
Raymond James Financial, Inc.	71,850	4,061,680
		6,520,844
Chemicals – 4.2%
Huntsman Corp.	130,110	2,999,036
PolyOne Corp.	63,310	2,472,256
RPM, Inc.	92,780	4,410,760
		9,882,052
Commercial Services & Supplies – 1.0%
Knoll, Inc.	103,590	2,358,744
Communications Equipment – 0.4%
Aruba Networks, Inc. (a)	42,270	1,040,265
Containers & Packaging – 1.1%
Packaging Corp. of America	37,010	2,560,722
Diversified Consumer Services – 2.0%
Nord Anglia Education, Inc. (a)	39,460	1,027,933
Service Corp. International	135,710	3,756,453
		4,784,386
Diversified Financial Services – 0.6%
CBOE Holdings, Inc.	25,330	1,425,319
Electronic Equipment, Instruments & Components – 1.1%
Ingram Micro, Inc. (a)	99,010	2,491,092
Health Care Equipment & Supplies – 4.6%
Align Technology, Inc. (a)	66,430	3,908,742
DENTSPLY International, Inc.	45,235	2,306,985
Spectranetics Corp. (a)	63,400	1,626,210
Wright Medical Group, Inc. (a)	110,020	2,791,207
		10,633,144
Health Care Providers & Services – 3.7%
Brookdale Senior Living, Inc. (a)	99,100	3,590,393
Community Health Systems, Inc. (a)	94,230	5,058,266
		8,648,659
Health Care Technology – 1.4%
Allscripts Healthcare
Solutions, Inc. (a)	248,750	3,308,375
Hotels, Restaurants & Leisure – 3.8%
Jack in the Box, Inc.	45,140	3,916,798
The Wendy’s Co.	251,510	2,545,281
Vail Resorts, Inc.	24,960	2,476,282
		8,938,361
Household Durables – 4.5%
Harman International Industries, Inc.	20,140	2,625,853
Jarden Corp. (a)	95,582	4,891,887
Tempur Sealy International, Inc. (a)	47,530	2,895,052
		10,412,792
Internet Software & Services – 3.4%
Costar Group, Inc. (a)	18,445	3,770,711
Pandora Media, Inc. (a)	87,900	1,568,136
Rackspace Hosting, Inc. (a)	47,530	2,561,867
		7,900,714
IT Services – 3.3%
Genpact Ltd. (a)	85,980	1,879,523
Total System Services, Inc.	78,540	3,107,042
VeriFone Systems, Inc. (a)	75,150	2,688,116
		7,674,681
Life Sciences Tools & Services – 1.9%
Mettler-Toledo International, Inc. (a)	13,680	4,336,697
Machinery – 5.4%
Middleby Corp. (a)	21,560	2,184,890
Snap-on, Inc.	15,860	2,371,863
The Timken Co.	118,920	4,672,367
WABCO Holdings, Inc. (a)	27,340	3,402,463
		12,631,583
Media – 1.6%
Nexstar Broadcasting Group, Inc.,
Class A	65,420	3,824,453
Metals & Mining – 0.5%
TimkenSteel Corp.	39,910	1,164,973
Oil, Gas & Consumable Fuels – 4.9%
CONSOL Energy, Inc.	152,360	4,948,653
Denbury Resources, Inc.	282,250	2,486,623
Tesoro Corp.	45,510	3,906,123
		11,341,399
Pharmaceuticals – 4.3%
Aegerion Pharmaceuticals, Inc. (a)	40,530	942,728
Jazz Pharmaceuticals plc (a)	33,720	6,025,764
Pacira Pharmaceuticals, Inc. (a)	43,635	2,988,125
		9,956,617

See notes to financial statements.	HSBC PORTFOLIOS 35

HSBC OPPORTUNITY PORTFOLIO
Schedule of Portfolio Investments—as of April 30, 2015 (Unaudited) (continued)

Common Stocks, continued

	Shares	Value ($)
Professional Services – 2.9%
IHS, Inc., Class A (a)	30,190	3,787,939
Robert Half International, Inc.	51,290	2,844,031
		6,631,970
Real Estate Investment Trusts (REITs) – 1.4%
Starwood Property Trust, Inc.	136,630	3,280,486
Real Estate Management & Development – 1.6%
Jones Lang LaSalle, Inc.	22,255	3,695,665
Road & Rail – 1.9%
Genesee & Wyoming, Inc. (a)	47,900	4,452,305
Semiconductors & Semiconductor Equipment – 1.7%
On Semiconductor Corp. (a)	341,610	3,935,347
Software – 9.4%
Fortinet, Inc. (a)	76,340	2,881,072
Informatica Corp. (a)	26,330	1,265,683
Palo Alto Networks, Inc. (a)	39,820	5,882,211
QLIK Technologies, Inc. (a)	74,870	2,604,727
ServiceNow, Inc. (a)	57,990	4,341,131
Solarwinds, Inc. (a)	55,240	2,694,607
Splunk, Inc. (a)	34,550	2,292,220
		21,961,651
Specialty Retail – 7.1%
Asbury Automotive Group, Inc. (a)	31,110	2,614,173
Restoration Hardware
Holdings, Inc. (a)	40,560	3,495,055
Signet Jewelers Ltd.	23,310	3,126,570
Ulta Salon, Cosmetics &
Fragrance, Inc. (a)	31,380	4,741,205
Williams-Sonoma, Inc.	35,694	2,624,580
		16,601,583
TOTAL COMMON STOCKS
(COST $193,344,935)		230,878,590

Investment Company – 1.2%

Northern Institutional Government
Select Portfolio, Institutional
Shares, 0.01% (b)	2,798,447	2,798,447
TOTAL INVESTMENT COMPANY
(COST $2,798,447)		2,798,447
TOTAL INVESTMENT SECURITIES
(COST $196,143,382) – 100.4%		233,677,037
Other Assets (Liabilities) – (0.4)%		(1,033,273)
NET ASSETS – 100%		$232,643,764
____________________

(a)	Represents non-income producing security.
(b)	The rate represents the annualized one-day yield that was in effect on April 30, 2015.

36 HSBC PORTFOLIOS	See notes to financial statements.

HSBC PORTFOLIOS

Statements of Assets and Liabilities—as of April 30, 2015 (Unaudited)

	HSBC	HSBC
	Growth	Opportunity
	Portfolio	Portfolio
Assets:
Investment securities, at value	$75,033,740	$233,677,037
Dividends receivable	21,447	27,375
Receivable for investments sold	2,346,299	1,230,626
Prepaid expenses	210	170
Total Assets	77,401,696	234,935,208

Liabilities:
Payable for investments purchased	2,064,879	2,097,923
Accrued expenses and other liabilities:
Investment Management	36,432	157,447
Administration	1,635	5,067
Accounting	3,306	3,324
Custodian	5,640	10,437
Trustee	188	558
Other	13,753	16,688
Total Liabilities	$2,125,833	$2,291,444

Applicable to investors’ beneficial interest	$75,275,863	$232,643,764
Total Investments, at cost	$56,502,753	$196,143,382

See notes to financial statements.	HSBC PORTFOLIOS 37

HSBC PORTFOLIOS

Statements of Operations—For the period ended April 30, 2015 (Unaudited)

	Growth	Opportunity
	Portfolio	Portfolio
Investment Income:
Dividends	$323,444	$777,034
Foreign tax withholding	(1,395)	—
Total Investment Income	322,049	777,034

Expenses:
Investment Management Fees	67,324	285,355
Sub-Advisory Fees	153,884	627,784
Administration	9,432	27,979
Accounting	20,650	20,689
Compliance Services	402	1,150
Custodian	9,162	14,920
Printing	371	1,800
Audit	8,181	8,181
Legal	1,361	3,743
Trustee	1,150	3,271
Other	1,948	5,088
Total Expenses	273,865	999,960

Net Investment Income (Loss)	$48,184	$(222,926)

Net Realized/Unrealized Gains/(Losses) from Investments:
Net realized gains (losses) from investment securities	5,945,268	7,871,220
Change in unrealized appreciation/depreciation on investments	(2,358,772)	7,101,012

Net realized/unrealized gains (losses) on investments	3,586,496	14,972,232
Change in Net Assets Resulting from Operations	$3,634,680	$14,749,306

38 HSBC PORTFOLIOS	See notes to financial statements.

HSBC PORTFOLIOS

Statements of Changes in Net Assets

	Growth Portfolio		Opportunity Portfolio
	Six months ended	For the	Six months ended	For the
	April 30, 2015	year ended	April 30, 2015	year ended
	(Unaudited)	October 31, 2014	(Unaudited)	October 31, 2014
Investment Activities:
Operations:
Net investment income (loss)	$48,184	$63,233	$(222,926)	$(846,122)
Net realized gains (losses) from investments	5,945,268	16,100,579	7,871,220	48,125,818
Change in unrealized appreciation/depreciation
on investments	(2,358,772)	(4,167,672)	7,101,012	(20,630,917)
Change in net assets resulting from operations	3,634,680	11,996,140	14,749,306	26,648,779
Proceeds from contributions	1,816,203	6,730,596	9,624,424	17,143,763
Value of withdrawals	(9,106,465)	(28,479,757)	(14,311,141)	(48,280,031)
Charge in net assets resulting from
transactions in investors’ beneficial interest	(7,290,262)	(21,749,161)	(4,686,717)	(31,136,268)
Change in net assets	(3,655,582)	(9,753,021)	10,062,589	(4,487,489)

Net Assets:
Beginning of period	78,931,445	88,684,466	222,581,175	227,068,664
End of period	$75,275,863	$78,931,445	$232,643,764	$222,581,175

See notes to financial statements.	HSBC PORTFOLIOS 39

HSBC GROWTH PORTFOLIO
Financial Highlights

		Ratios/Supplementary Data
				Ratio of Net	Ratio of
				Investment	Expenses
			Ratio of Net	Income	to Average
		Net Assets at	Expenses to	(Loss) to	Net Assets
	Total	End of Period	Average Net	Average Net	(Excluding Fee	Portfolio
	Return(a)	(000’s)	Assets(b)	Assets(b)	Reductions)(b)	Turnover(a)
Six Months Ended April 30, 2015 (unaudited)	12.89%	$75,276	0.71%	0.13%	0.71%	31%
Year Ended October 31, 2014	15.22%	78,931	0.69%	0.07%	0.69%	68%
Year Ended October 31, 2013	32.84%	88,684	0.69%	0.46%	0.69%	75%
Year Ended October 31, 2012	7.18%	79,018	0.71%	0.13%	0.71%	53%
Year Ended October 31, 2011	11.07%	105,289	0.66%	0.07%	0.66%	56%
Year Ended October 31, 2010	20.34%	98,751	0.68%	(0.04)%	0.68%	89%

(a)	Not Annualized for periods less than one year.
(b)	Annualized for periods less than one year.

40 HSBC PORTFOLIOS	See notes to financial statements.

HSBC OPPORTUNITY PORTFOLIO
Financial Highlights (continued)

		Ratios/Supplementary Data
				Ratio of Net	Ratio of
				Investment	Expenses
			Ratio of Net	Income	to Average
		Net Assets at	Expenses to	(Loss) to	Net Assets
	Total	End of Period	Average Net	Average Net	(Excluding Fee	Portfolio
	Return(a)	(000’s)	Assets(b)	Assets(b)	Reductions)(b)	Turnover(a)
Six Months Ended April 30, 2015 (unaudited)	10.47%	$232,644	0.88%	(0.20)%	0.88%	36%
Year Ended October 31, 2014	12.26%	222,581	0.88%	(0.37)%	0.88%	66%
Year Ended October 31, 2013	34.84%	227,069	0.89%	0.17%	0.89%	70%
Year Ended October 31, 2012	12.71%	150,059	0.91%	0.15%	0.91%	59%
Year Ended October 31, 2011	12.40%	141,324	0.88%	0.05%	0.88%	69%
Year Ended October 31, 2010	28.74%	139,402	0.89%	(0.35)%	0.89%	68%

(a)	Not Annualized for periods less than one year.
(b)	Annualized for periods less than one year.

See notes to financial statements.	HSBC PORTFOLIOS 41

HSBC PORTFOLIOS
Notes to Financial Statements—as of April 30, 2015 (Unaudited)

1. Organization:

The HSBC Portfolios (the “Portfolio Trust”), is an open-end management investment company organized as a New York trust under the laws of the State of New York on November 1, 1994. The Portfolio Trust contains the following master funds (individually a “Portfolio,” collectively the “Portfolios”):

Portfolio	Short Name
HSBC Growth Portfolio	Growth Portfolio
HSBC Opportunity Portfolio	Opportunity Portfolio

The Portfolios operate as master funds in master-feeder arrangements, in which other funds invest all or part of their investable assets in the Portfolios. The Portfolios also receive investments from funds of funds. The Declaration of Trust permits the Board of Trustees (the “Board”) to issue an unlimited number of beneficial interests in the Portfolios.

The Portfolios are diversified series of the Portfolio Trust and are part of the HSBC Family of Funds, which also includes HSBC Advisor Funds Trust and HSBC Funds (collectively, the “Trusts”). Financial statements for all other funds of the Trusts are published separately.

Under the Portfolio Trust’s organizational documents, the Portfolio Trust’s officers and Trustees are indemnified against certain liabilities arising out of the performance of their duties to the Portfolios. In addition, in the normal course of business, the Portfolio Trust may enter into contracts with its service providers, which also provide for indemnifications by the Portfolios. The Portfolios’ maximum exposure under these arrangements is unknown as this would involve any future claims that may be made against the Portfolios. However, based on experience, the Portfolio Trust expects that risk of loss to be remote.

The Portfolios are investment companies and follow accounting and reporting guidance under Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) Topic 946, “Financial Services-Investment Companies”.

2. Significant Accounting Policies:

The following is a summary of the significant accounting policies followed by the Portfolios in the preparation of their financial statements. The policies are in conformity with U.S. generally accepted accounting principles (“GAAP”). The preparation of financial statements requires management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

Securities Valuation:

The Portfolios record their investments at fair value. Fair value is defined as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. The valuation techniques used to determine fair value are further described in Note 3 below.

Investment Transactions and Related Income:

Investment transactions are accounted for no later than one business day after trade date. However, for financial reporting purposes, investment transactions are accounted for on trade date. Investment gains and losses are calculated on the identified cost basis. Interest income is recognized on the accrual basis and includes, where applicable, the amortization or accretion of premium or discount. Dividend income is recorded on the ex-dividend date.

Expense Allocations:

Expenses directly attributable to a Portfolio are charged to that Portfolio. Expenses not directly attributable to a Portfolio are allocated proportionally among the applicable portfolios or funds within the Trust in relation to net assets or on another reasonable basis.

42       HSBC PORTFOLIOS

HSBC PORTFOLIOS
Notes to Financial Statements—as of April 30, 2015 (Unaudited) (continued)

Federal Income Taxes:

The Opportunity Portfolio will be treated as a partnership for U.S. federal income tax purposes. Accordingly, the Opportunity Portfolio passes through all of its net investment income and gains and losses to its feeder funds, and is therefore not subject to U.S. federal income tax. As such, investors in the Opportunity Portfolio will be taxed on their respective share of the Portfolio’s ordinary income and realized gains. It is intended that the Portfolio will be managed in such a way that an investor will be able to satisfy the requirements of the Internal Revenue Code, as amended, applicable to regulated investment companies. The Growth Portfolio is a disregarded entity for U.S. federal income tax purposes and the operations of that former entity are taxed in the hands of the sole remaining feeder fund.

Management of the Portfolios has reviewed tax positions taken in tax years that remain subject to examination by all major tax jurisdictions, including federal (i.e., the last three tax year ends and the interim tax period since then, as applicable). Management believes that there is no tax liability resulting from unrecognized tax benefits related to uncertain tax positions taken.

3. Investment Valuation Summary:

The valuation techniques employed by the Portfolios, as described below, maximize the use of observable inputs and minimize the use of unobservable inputs in determining fair value. The inputs used for valuing the Portfolios’ investments are summarized in the three broad levels listed below:

●	Level 1: quoted prices in active markets for identical assets
●	Level 2: other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
●	Level 3: significant unobservable inputs (including a Portfolio’s own assumptions in determining the fair value of investments)

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The Portfolios determine transfers between fair value hierarchy levels at the reporting period end. The inputs or methodology used for valuing investments are not necessarily an indication of the risk associated with investing in those investments.

Exchange traded, domestic equity securities are valued at the last sale price on a national securities exchange, or in the absence of recorded sales, at the readily available closing bid price on such exchanges, or at the quoted bid price in the over-the-counter market and are typically categorized as Level 1 in the fair value hierarchy.

Shares of exchange traded and closed-end registered investment companies are valued in the same manner as other equity securities and are typically categorized as Level 1 in the fair value hierarchy. Mutual funds are valued at their net asset values, as reported by such companies and are typically categorized as Level 1 in the fair value hierarchy.

Securities or other assets for which market quotations are not readily available, or are deemed unreliable due to a significant event or otherwise, are valued pursuant to procedures adopted by the Trusts’ Board (“Procedures”). Depending on the source and relative significance of valuation inputs, these instruments may be classified as Level 2 or Level 3 in the fair value hierarchy. Examples of potentially significant events that could affect the value of an individual security and thus require pricing under the Procedures include corporate actions by the issuer, announcements by the issuer relating to its earnings or products, regulatory news, natural disasters, and litigation. Examples of potentially significant events that could affect multiple securities held by a Portfolio include governmental actions, natural disasters, and armed conflicts. Fair value pricing may require subjective determinations about the value of a security. While the Portfolio Trust’s policy is intended to result in a calculation of a Portfolio’s NAV that fairly reflects security values as of the time of pricing, the Portfolio Trust cannot ensure that fair values determined would accurately reflect the price that a Portfolio could obtain for a security if it were to dispose of that security as of the time of pricing. The prices used by a Portfolio may differ from the value that would be realized if the securities were sold and the differences could be material to the financial statements.

HSBC PORTFOLIOS       43

HSBC PORTFOLIOS
Notes to Financial Statements—as of April 30, 2015 (Unaudited) (continued)

For the period ended April 30, 2015, there were no Level 3 investments for which significant unobservable inputs were used to determine fair value.

The following is a summary of the valuation inputs used as of April 30, 2015 in valuing the Portfolios’ investments based upon three levels defined above. The breakdown of investment categorization is disclosed in the Schedule of Portfolio Investments for each Portfolio:

	LEVEL 1($)	LEVEL 2($)	LEVEL 3($)	Total($)
Growth Portfolio
Investment Securities:
Common Stocks	74,860,243	—	—	74,860,243
Investment Company	173,497	—	—	173,497
Total Investment Securities	75,033,740	—	—	75,033,740

Opportunity Portfolio
Investment Securities:
Common Stocks	230,878,590	—	—	230,878,590
Investment Company	2,798,447	—	—	2,798,447
Total Investment Securities	233,677,037	—	—	233,677,037

4. Related Party Transactions and Other Agreements:

Investment Management:

HSBC Global Asset Management (USA) Inc. (“HSBC” or the “Investment Adviser”), a wholly owned subsidiary of HSBC Bank USA, N.A., a national bank organized under the laws of the United States, acts as the Investment Adviser to the Portfolios pursuant to an investment management contract with the Portfolio Trust. As Investment Adviser, HSBC manages the investments of the Portfolios and continuously reviews, supervises, and administers the Portfolios’ investments. Winslow Capital Management, LLC. (“Winslow”) and Westfield Capital Management Company, L.P. (“Westfield”) serve as subadvisers for the Growth Portfolio and Opportunity Portfolio, respectively, and are paid for their services directly by the respective Portfolios.

For their services, the Investment Adviser and Winslow receive in aggregate, from the Growth Portfolio, a fee, accrued daily and paid monthly, at an annual rate of:

Based on Average Daily Net Assets of all Sub-Adviser serviced funds and separate accounts affiliated
with HSBC:	Fee Rate(%)
Up to $250 million	0.575
In excess of $250 million but not exceeding $500 million	0.525
In excess of $500 million but not exceeding $750 million	0.475
In excess of $750 million but not exceeding $1 billion	0.425
In excess of $1 billion	0.375
____________________

*	The Growth Portfolio may pay the Investment Adviser and Winslow an aggregate maximum fee of up to 0.68%. Currently, the Investment Adviser’s contractual fee is 0.175% and Winslow’s maximum contractual fee is 0.40%. Accordingly, the current aggregate maximum fee rate is 0.575%.

For their services, the Investment Adviser and Westfield receive in aggregate, a fee, accrued daily and paid monthly, at an annual rate of 0.80% of the Opportunity Portfolio’s average daily net assets. Currently, the Investment Adviser’s contractual fee is 0.25% and Westfield’s contractual fee is 0.55%.

44       HSBC PORTFOLIOS

HSBC PORTFOLIOS
Notes to Financial Statements—as of April 30, 2015 (Unaudited) (continued)

Administration:

HSBC serves the Trusts as Administrator. Under the terms of the Administration Agreement, HSBC receives from the Trusts a fee, accrued daily and paid monthly at an annual rate of:

Based on Average Daily Net Assets of	Fee Rate(%)
Up to $10 billion	0.0550
In excess of $10 billion but not exceeding $20 billion	0.0350
In excess of $20 billion but not exceeding $50 billion	0.0275
In excess of $50 billion	0.0250

The fee rates and breakpoints are determined on the basis of the aggregate average daily net assets of the Trusts, however, the assets of the funds of the HSBC Funds and HSBC Advisor Fund that invest in the Portfolios are not double-counted. The total administration fee paid to HSBC is allocated to each series based upon its proportionate share of the aggregate net assets of the Trusts. For assets invested in the Portfolios by the HSBC Funds and HSBC Advisor Funds Trust, the Portfolios pay half of the administration fee and the other funds pay half of the administration fee, for a combination of the total fee rate set forth above.

Pursuant to a Sub-Administration Agreement with HSBC, Citi Fund Services Ohio, Inc. (“Citi”), a wholly-owned subsidiary of Citigroup, Inc., serves as the Trusts’ Sub-Administrator subject to the general supervision by the Trusts’ Board and HSBC. For these services, Citi is entitled to a fee, payable by HSBC, at an annual rate equivalent to the fee rates set forth above subject to certain reductions associated with services provided to new portfolios, minus 0.02% which is retained by HSBC.

Under a Compliance Services Agreement between the Trusts and Citi (the “CCO Agreement”), Citi makes an employee available to serve as the Trusts’ Chief Compliance Officer (the “CCO”). Under the CCO Agreement, Citi also provides infrastructure and support in implementing the written policies and procedures comprising the Trusts’ compliance program, including support services to the CCO. For the services provided under the CCO Agreement, the Trusts paid Citi $174,850 for the period ended April 30, 2015, plus reimbursement of certain out-of-pocket expenses. Expenses incurred by each Portfolio are reflected on the Statements of Operations as “Compliance Services.” Citi pays the salary and other compensation earned by individuals performing these services, as employees of Citi.

Fund Accounting:

Citi provides fund accounting services for the Portfolio Trust. For its services to the Portfolios, Citi receives an annual fee per portfolio, including reimbursement of certain expenses that, is accrued daily and paid monthly.

Independent Trustees:

Effective January 1, 2015, the Trusts pay each Independent Trustee an annual retainer of $100,000. The Trusts pay a fee of $12,000 for each regular meeting of the Board of Trustees attended and a fee of $3,000 for each special meeting attended. The Trusts pay each Committee Chair an annual retainer of $12,000, with the exception of the Chair of the Audit Committee, who receives a retainer of $15,000. The Trusts also pay the Chairman of the Board, an additional annual retainer of $30,000. Prior to January 1, 2015, the Trusts paid each Independent Trustee an annual retainer of $100,000. The Trusts paid a fee of $10,000 for each regular meeting of the Board of Trustees attended and a fee of $ 3,000 for each special meeting attended. The Trusts paid each Committee Chair an annual retainer of $ 3,000, with the exception of the Chair of the Audit Committee, who received a retainer of $ 6,000. The Trusts also paid the Chairman of the Board, an additional annual retainer of $24,000. In addition, for time expended on Board duties outside normal meetings, which is authorized by the Board, a Trustee was compensated at the rate of $500 per hour, up to a maximum of $3,000 per day.

HSBC PORTFOLIOS       45

HSBC PORTFOLIOS
Notes to Financial Statements—as of April 30, 2015 (Unaudited) (continued)

5. Investment Transactions:

Cost of purchases and proceeds from sales of securities (excluding securities maturing less than one year from acquisition) for the period ended April 30, 2015 were as follows:

	Purchases($)	Sales($)
Growth Portfolio	23,414,590	29,805,742
Opportunity Portfolio	81,785,607	79,173,597
For the period ended April 30, 2015, there were no long-term U.S. government securities held by the Portfolio Trust.

6. Federal Income Tax Information:

At April 30, 2015, the cost basis of securities for federal income tax purposes, gross unrealized appreciation, gross unrealized depreciation and net unrealized appreciation/depreciation were as follows:

				Net Unrealized
		Tax Unrealized	Tax Unrealized	Appreciation/
	Tax Cost ($)	Appreciation ($)	Depreciation ($)	(Depreciation) ($)*
Growth Portfolio	57,351,482	18,627,397	(945,139)	17,682,258
Opportunity Portfolio	196,660,327	44,065,770	(7,049,060)	37,016,710
____________________

*	The difference between book-basis unrealized appreciation (depreciation) is attributable primarily to tax deferral of losses on wash sales.

7. Subsequent Events:

Management has evaluated events and transactions through the date the financial statements were issued, for purposes of recognition or disclosure in these financial statements and there are no subsequent events to report.

46       HSBC PORTFOLIOS

HSBC PORTFOLIOS
Investment Adviser Contract Approval

Section 15(c) of the Investment Company Act of 1940, as amended (the “1940 Act”), generally requires that a majority of the trustees of a mutual fund who are not “interested persons” of the fund or the investment adviser, as defined in the 1940 Act (the “Independent Trustees”), review and approve the investment advisory agreement at an in person meeting for an initial period of up to two years and thereafter on an annual basis. A summary of the materials factors considered by the Independent Trustees and the Boards of Trustees (the “Board”) of HSBC Funds, HSBC Advisor Funds Trust and HSBC Portfolios (each, a “Trust”) in connection with approving investment advisory and sub-advisory agreements for the series of the Trusts (each, a “Fund”) and the conclusions the Independent Trustees and Board made as a result of those considerations are set forth below.

Annual Continuation of Advisory and Sub-Advisory Agreements

The Board met in person and the Contracts and Expense Committee thereof, which consists of the Independent Trustees of the Trust (the “Contracts Committee”), met separately on two occasions (telephonically and in person) to consider, among other matters, the approval of the continuation of the: (i) Investment Advisory Contracts and related Supplements (“Advisory Contracts”) between the Trusts and the Adviser and (ii) Sub-Advisory Agreements (“Sub-Advisory Contracts” and, together with the Advisory Contracts, the “Agreements”) between the Adviser and each investment sub-adviser (“Sub-Adviser”) on behalf of one or more of the Funds.1

Prior to the meetings, the Independent Trustees requested, received and reviewed information to help them evaluation the terms of the Agreements. This information included, among other things, information about: (i) the services that the Adviser and Sub-Advisers provide; (ii) the personnel who provide such services; (iii) investment performance, including comparative data provided by Strategic Insight; (iv) trading practices of the Adviser and Sub-Advisers; (v) fees received or to be received by the Adviser and Sub-Advisers, including comparison with the advisory fees paid by other similar funds based on materials provided by Strategic Insight; (vi) total expense ratios, including in comparison with the total expense ratios of other similar funds provided by Strategic Insight; (vii) the profitability of the Adviser and certain of the Sub-Advisers; (viii) compliance-related matters pertaining to the Adviser and Sub-Advisers; (ix) regulatory developments, namely amendments adopted by the U.S. Securities and Exchange Commission (“SEC”) to the rules governing money market funds; and (x) and other information regarding the nature, extent and quality of services provided by the Adviser and the Sub-Advisers under their respective Agreements.

Counsel to the Trusts and counsel to the Independent Trustees were present at the Board Meetings. The Independent Trustees were separately advised by independent counsel throughout the process, and met with independent counsel in periodic executive and private sessions at which no representatives of management were present, including the two meetings of the Contracts Committee. Prior to voting to continue the Agreements, the Independent Trustees also receives a memorandum from their independent counsel discussing the legal standards for their consideration of the proposed continuation of the Agreements.

During the December 5, 2014 and December 15-16, 2014 Contracts Committee meetings, the Contracts Committee discussed, among other things: (i) the information provided in advance of the meetings; (ii) the Funds’ investment advisory arrangements and expense limitation agreements with the Adviser; (iii) the Trusts’ arrangements with unaffiliated sub-advisers to the Trusts, Westfield Capital Management Company, LP (“Westfield”) and Winslow Capital Management, LLC (“Winslow”); (iv) the Trusts’ arrangements with the affiliated sub-advisers to the Trusts, HSBC Global Asset Management (UK) Limited and HSBC Global Asset Management (Hong Kong ) Limited; (v) the fees paid to the Adviser pursuant to the Trusts’ agreements with the Adviser for the provision of various non-advisory services, including the Administration Agreement, Support Services Agreement and Operation Support Services Agreement and the terms and purpose of these agreements and comparative information about services and fees of other peer funds; (vi) regulatory considerations; (vii) the Adviser’s Multimanager function and the level of oversight services provided to Funds that are sub-advisers; (viii) the Adviser’s advisory services with respect to the Funds that are money market funds (“Money Market Funds”); (ix) the Adviser’s profitability and direct and indirect expenses; and (x) additional information provided by the Adviser at the request of the Board, following the December 5, 2014 Contracts Committee meeting. Following the December 5, 2014 and December 15-16, 2014 Contracts Committee meetings, the members of the Contracts Committee determined to recommend to the Board that the Agreements be continued for an additional one-year period.
____________________

[1]	The HSBC Asia ex-Japan Smaller Companies Equity Fund recently commenced operations and, therefore, the Agreement with respect to this Fund was not up for renewal.

HSBC PORTFOLIOS       47

HSBC PORTFOLIOS
Investment Adviser Contract Approval (continued)

At the in-person meeting held on December 16, 2014, the Board, including the Independent Trustees, reviewed and discussed the materials and other information provided by the Adviser and Sub-Advisers and considered the previous deliberations and recommendation of the Contracts Committee. In addition, the Board and the Contracts Committee took into consideration its experience with the Adviser and the Sub-Advisers, including quarterly performance reports prepared by management containing reviews of investment results and periodic presentations from portfolio managers, product managers and other senior employees of the Adviser and certain of the Sub-Advisers. As a result of this process, the Board and Independent Trustees determined to approve the continuation of the Agreements with respect to each Fund. The Committee and the Board reviewed materials and made their respective determinations based on a Fund by Fund basis.

Nature, Extent, and Quality of Services Provided by Adviser and Sub-Advisers. The Board, including the Independent Trustees, examined the nature, quality and extent of the investment advisory services provided by the Adviser to the Funds, as well as the quality and experience of the Adviser’s personnel.

The Board, including the Independent Trustees, also considered: (i) the long-term relationship between the Adviser and the Funds; (ii) the Adviser’s reputation and financial condition; (iii) the increase during the period of the HSBC Family of Funds’ assets; (iv) the Adviser’s ongoing efforts to implement the amendments adopted by the SEC to the rules governing money market funds; (iv) the business strategy of the Adviser and its parent company and their financial and other resources that are committed to the Funds’ business; and (v) the capabilities and performance of the Adviser’s portfolio management teams and other personnel.

With respect to the Money Market Funds, the Board also considered the additional yield support, in the form of additional expense reductions, provided by the Adviser and its affiliates to maintain a competitive yield for the Money Market Funds, and noted the impact of these subsidies and waivers had on the profitability of the Adviser. In addition, the Board considered the Adviser’s performance in fulfilling its responsibilities for overseeing its own and the Sub-Advisers’ compliance with the Funds’ compliance policies and procedures and investment objectives.

The Board, including the Independent Trustees, also examined the nature, quality and extent of the services that the Sub-Advisers provide to their respective Funds. In this regard, the Board considered the investment performance, as described below, and the portfolio risk characteristics achieved by the Sub-Advisers and the Sub-Advisers’ portfolio management teams, their experience, and the quality of their compliance programs, among other factors. The Board noted that Nuveen Investments, Inc., the parent company of Winslow, was recently acquired by TIAA-CREF. This acquisition resulted in a change of control of Winslow and an automatic termination of the previous Sub-Advisory Contract with Winslow under the 1940 Act. The Trustees considered the impact of this acquisition to the nature, quality and extent of the investment advisory services provided by Winslow.

Based on these considerations, the Board, including the Independent Trustees, concluded that the nature, quality and extent of the services provided by the Adviser and Sub-Advisers supported continuance of the Agreements.

Investment Performance of the Funds, Adviser and Sub-Advisers. The Board, including the Independent Trustees, considered the investment performance of each Fund over various periods of time, as compared to one another as well as to comparable peer funds, one or more benchmark indices and other accounts managed by the Adviser and Sub-Advisers.

In the context of the Aggressive Strategy Fund, Balanced Strategy Fund, Moderate Strategy Fund, Conservative Strategy Fund and Income Strategy Fund (the “World Selection Funds”), the Board considered the relationship between the targeted risk, or volatility, levels of the Funds and their performance, as well as the difficulties in identifying an appropriate peer group against which to compare these funds in light of their targeted risk levels. The Board also considered Fund expenses, recent changes to the World Selection Funds’ investment strategies that are expected to result in a decrease in Fund expenses and the impact of estimated Fund expenses on performance.

In the context of the HSBC Growth Portfolio, the Board discussed performance for the 3-year and 5-year periods and evaluated the Adviser’s discussion of the Fund’s performance in light of the current market conditions and Winslow’s investment strategy. The Independent Trustees noted that the fees paid to Winslow are based on total assets under management of all Winslow sub-advised funds affiliated with the Adviser, including the HSBC Growth Portfolio. In the context of the HSBC Opportunity Portfolio, the Board discussed Fund expenses, including

48       HSBC PORTFOLIOS

HSBC PORTFOLIOS
Investment Adviser Contract Approval (continued)

the sub-advisory fees paid to Westfield, and recent performance and volatility information. The Board noted the HSBC Opportunity Portfolio was in the first quartile for the 1-year, 3-year and 5-year periods in its respective Morningstar category.

In the context of the HSBC Emerging Markets Debt Fund, HSBC Emerging Markets Local Debt Fund, HSBC Frontier Markets Fund, HSBC Total Return Fund and HSBC RMB Fixed Income Fund, the Board evaluated each Fund’s performance against the comparative data provided by Strategic Insight. The Independent Trustees also considered the Adviser’s commentary on this comparative data.

In the context of the HSBC Emerging Markets Debt Fund and HSBC Emerging Markets Local Debt Fund, the Board noted that the Funds’ relative performance was in the first quartile year-to-date and the second quartile for the 1-year period ending September 2014, in their respective Morningstar categories, and that each Fund’s contractual advisory fee was relatively low compared to its peers. In addition, the Board considered the HSBC Frontier Markets Fund’s current expense ratios, but noted that its relative performance was in the first quartile for the 1-year and 3-year periods ending September 2014 in its respective Morningstar category, and that it is currently closed to new investors.

With respect to the HSBC Total Return Fund, the Board noted the Adviser’s discussion of the difficulties in identifying an appropriate peer group against which to compare this Fund in light of its investment strategies, and considered the Fund’s relative performance, which was in the third quartile year-to-date and for the 1-year period ending September 2014 in its respective Morningstar category. The Board also considered the Fund’s current expense ratios compared to its peers. In the context of the HSBC RMB Fixed Income Fund, the Independent Trustees discussed the Fund’s unique investment strategies and relative performance against its peer group.

For the Money Market Funds, the Board considered the additional yield support that the Adviser had provided in order for the Money Market Funds to maintain positive yield and performance, and that the returns of the Funds were similar to their competitors.

The Board, including the Independent Trustees, considered the Adviser’s commitment to continue to evaluate and undertake actions to help generate competitive investment performance. The Board, including the Independent Trustees, concluded that under the circumstances, the investment performance of each Fund was such that each Agreement should continue.

Costs of Services and Profits Realized by the Adviser and Sub-Advisers. The Board, including the Independent Trustees, considered the costs of the services provided by the Adviser and Sub-Advisers and the expense ratios of the Funds more generally. The Board considered the Adviser’s profitability and costs, including, but not limited to, an analysis provided by the Adviser of its estimated profitability attributable to its relationship with the Funds. The Board also considered the contractual advisory fees under the Advisory Contracts and compared those fees to the fees of similar funds, which had been compiled and provided by Strategic Insight. The Board determined that, although some competitors had lower fees than the Funds, in general, the Fund’s advisory fees were reasonable in light of the nature and quality of services provided, noting the resources, expertise and experience provided to the Funds by the Adviser and Sub-Advisers.

The Board also considered information comparing the advisory fees under the Advisory Contracts with those of other accounts managed by the Adviser.

The Board further considered the costs of the services provided by the Sub-Advisers, as available; the relative portions of the total advisory fees paid to the Sub-Advisers and retained by the Adviser in its capacity as the Funds’ investment adviser; and the services provided by the Adviser and Sub-Advisers. In the context of the HSBC Growth Portfolio and HSBC Opportunity Portfolio, the Board considered the sub-advisory fee structures, and any applicable breakpoints. In addition, the Board discussed the distinction between the services provided by the Adviser to HSBC Funds with sub-advisers pursuant to the Advisory Contracts and the services provided by the sub-advisers pursuant to the Sub-Advisory Contracts. The Board also considered information on profitability where provided by the Sub-Advisers.

The Board, including the Independent Trustees, concluded that the advisory fees payable to the Adviser and the Funds’ Sub-Advisers were reasonable in light of the factors set forth above.

HSBC PORTFOLIOS       49

HSBC PORTFOLIOS
Investment Adviser Contract Approval (continued)

Other Relevant Considerations. The Board, including the Independent Trustees, also considered the extent to which the Adviser and Sub-Advisers had achieved economies of scale, whether the Funds’ expense structure permits economies of scale to be shared with the Funds’ shareholders and, if so, the extent to which the Funds’ shareholders may benefit from these economies of scale. The Board noted that, The Board also noted the contractual caps on certain Fund expenses provided by the Adviser with respect to many of the Funds in order to reduce or control the overall operating expenses of those Funds and noted the Adviser’s entrepreneurial commitment to the Funds. In addition, the Board considered certain information provided by the Adviser and Sub-Advisers with respect to the benefits they may derive from their relationships with the Funds, including the fact that certain Sub-Advisers have “soft dollar” arrangements with respect to Fund brokerage and therefore may have access to research and other permissible services.

In approving the renewal of the Agreements, the Board, including the Independent Trustees, did not identify any single factor as controlling, and generally attributed different weights to various factors for the various Funds. The Board evaluated all information available to them on a Fund-by-Fund basis, and their decisions were made separately with respect to each Fund. In light of the above considerations and such other factors and information it considered relevant, the Board by a unanimous vote of those present in person at the meeting (including a separate unanimous vote of the Independent Trustees present in person at the meeting) approved the continuation of each Agreement.

50       HSBC PORTFOLIOS

HSBC PORTFOLIOS
Table of Shareholder Expenses—as of April 30, 2015 (Unaudited)

As a shareholder of the Portfolios, you incur ongoing costs, including management fees and other Fund expenses.

These examples are intended to help you understand your ongoing costs (in dollars) of investing in the Portfolios and to compare these costs with the ongoing costs of investing in other mutual funds.

These examples are based on an investment of $1,000 invested at the beginning of the period and held for the entire period from November 1, 2014 through April 30, 2015.

Actual Example

The table below provides information about actual account values and actual expenses. You may use the information below, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the table under the heading entitled ”Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

				Annualized
	Beginning	Ending	Expenses Paid	Expense Ratio
	Account Value	Account Value	During Period*	During Period
	11/1/14	4/30/15	11/1/14 - 4/30/15	11/1/14 - 4/30/15
Growth Portfolio	$1,000.00	$1,128.90	$3.75	0.71%
Opportunity Portfolio	1,000.00	1,104.70	4.59	0.88%
____________________

*	Expenses are equal to the average account value over the period, multiplied by the Portfolio’s annualized expense ratio, multiplied by 181/365 (to reflect the one half year period).

Hypothetical Example for Comparison Purposes

The table below provides information about hypothetical account values and hypothetical expenses based on each Portfolio’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Portfolio’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees, or exchange fees. Therefore, the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

				Annualized
	Beginning	Ending	Expenses Paid	Expense Ratio
	Account Value	Account Value	During Period*	During Period
	11/1/14	4/30/15	11/1/14 - 4/30/15	11/1/14 - 4/30/15
Growth Portfolio	$1,000.00	$1,021.27	$3.56	0.71%
Opportunity Portfolio	1,000.00	1,020.43	4.41	0.88%
____________________

*	Expenses are equal to the average account value over the period, multiplied by the Portfolio’s annualized expense ratio, multiplied by 181/365 (to reflect the one half year period).

HSBC PORTFOLIOS       51

Other Information (Unaudited):

Information regarding how the Funds voted proxies relating to portfolio securities during the most recent 12-month period ended June 30th is available (i) without charge, upon request, by calling 1-800-525-5757 for HSBC Bank USA and HSBC Brokerage (USA) Inc. clients and 1-800-782-8183 for all other shareholders; (ii) on the Funds’ website at www.investorfunds.us.hsbc.com; and (iii) on the Security and Exchange Commission’s (“Commission”) website at http://www.sec.gov.

The Funds file their complete schedules of portfolio holdings with the Commission for the first and third quarters of each fiscal year on Form N-Q. The Funds’ Forms N-Q are available on the Commission’s website at http://www.sec.gov. The Funds’ Forms N-Q may be reviewed and copied at the Commission’s Public Reference Room in Washington, D.C. and information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330. The Funds’ Schedules of Investments will be available no later than 60 days after each period end, without charge, on the Funds’ website at www.investorfunds.us.hsbc.com.

An investment in a Fund is not a deposit of HSBC Bank USA, National Association, and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

52       HSBC PORTFOLIOS

HSBC FAMILY OF FUNDS:

INVESTMENT ADVISER AND ADMINISTRATOR

HSBC Global Asset Management (USA) Inc.
452 Fifth Avenue
New York, NY 10018

SUB-ADVISERS

HSBC Growth Portfolio
Winslow Capital Management, LLC
4720 IDS Tower
80 South Eighth Street
Minneapolis, MN 55402

HSBC Opportunity Portfolio
Westfield Capital Management Company, L.P.
One Financial Center
Boston, MA 02111
SHAREHOLDER SERVICING AGENTS

For HSBC Bank USA, N.A. and
HSBC Securities (USA) Inc. Clients

HSBC Bank USA, N.A.
452 Fifth Avenue
New York, NY 10018
1-888-525-5757

For All Other Shareholders

HSBC Funds
P.O. Box 182845
Columbus, OH 43218
1-800-782-8183

TRANSFER AGENT

SunGard Investor Services, LLC
3435 Stelzer Road
Columbus, OH 43219

DISTRIBUTOR

Foreside Distribution Services, L.P.
690 Taylor Road, Suite 150
Gahanna, OH 43230

CUSTODIAN

The Northern Trust Company
50 South LaSalle Street
Chicago, IL 60603

INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

PricewaterhouseCoopers LLP
300 Madison Avenue
New York, NY 10017

LEGAL COUNSEL

Dechert LLP
1900 K Street, N.W.
Washington, D.C. 20006

Investment products:
ARE NOT A BANK DEPOSIT OR OBLIGATION OF THE BANK OR ANY OF ITS AFFILIATES	ARE NOT FDIC INSURED	ARE NOT INSURED BY ANY FEDERAL GOVERNMENT AGENCY
ARE NOT GUARANTEED BY THE BANK OR ANY OF ITS AFFILIATES		MAY LOSE VALUE

Investment products are offered by HSBC Securities (USA) Inc. (HSI), member NYSE/FINRA/SIPC. HSI is an affiliate of HSBC Bank USA, N.A. Investment products: Are not a deposit or other obligation of the bank or any of its affiliates; Not FDIC insured or insured by any federal government agency of the United States; Not guaranteed by the bank or any of its affiliates; and are subject to investment risk, including possible loss of principal invested.

Investors should consider the investment objectives, risks, charges, and expenses of the investment company carefully before investing. The prospectus contains this and other important information about the investment company. For clients of HSBC Securities (USA) Inc., please call 1-888-525-5757 for more information. For other investors and prospective investors, please call the Funds directly at 1-800-782-8183 or visit our website at www.investorfunds.us.hsbc.com. Investors should read the prospectus carefully before investing or sending money.

HSB-SAR-RTL-0615	6/15

Item 2. Code of Ethics.

Not applicable – only for annual reports.

Item 3. Audit Committee Financial Expert.

Not applicable – only for annual reports.

Item 4. Principal Accountant Fees and Services.

Not applicable – only for annual reports.

Item 5. Audit Committee of Listed Registrants.

Not applicable.

Item 6. Investments.

(a) Included as a part of the report to shareholders filed under Item 1.
(b) Not applicable.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 10. Submission of Matters to a Vote of Security Holders.

Not applicable.

Item 11. Controls and Procedures.

(a) The registrant’s principal executive officer and principal financial officer have concluded, based on their evaluation of the registrant’s disclosure controls and procedures as conducted within 90 days of the filing date of this report, that these disclosure controls and procedures are adequately designed and are operating effectively to ensure that information required to be disclosed by the registrant on Form N-Q is (i) accumulated and communicated to the investment company’s management, including its certifying officers, to allow timely decisions regarding required disclosure; and (ii) recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission’s rules and forms.

(b) There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant’s first fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12. Exhibits.

(a)(1) Not applicable – Only effective for annual reports.

(a)(2) Certifications pursuant to Rule 30a-2(a) are attached hereto.

(a)(3) Not applicable.

(b) Certifications pursuant to Rule 30a-2(b) are furnished herewith.

SIGNATURES

       Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	HSBC FUNDS

By (Signature and Title)	/s/ Richard A. Fabietti
Richard A. Fabietti
President

Date	June 26, 2015

       Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)	/s/ Richard A. Fabietti
Richard A. Fabietti
President

Date	June 26, 2015

By (Signature and Title)	/s/ Scott Rhodes
Scott Rhodes
Treasurer

Date	June 26, 2015